[753983.TX]1

Schedules of Investments

May 31, 2019

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.8%
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.9%
464,510	AT&T Inc.	$14,204,716
29,019	CenturyLink Inc.	303,248
255,486	Verizon Communications Inc.	13,885,664
6,868	Zayo Group Holdings Inc.*	224,584

	Total Diversified Telecommunication Services	28,618,212

Entertainment - 1.8%
89,711	Activision Blizzard Inc.	3,890,766
3,245	Cinemark Holdings Inc.	123,278
44,626	Electronic Arts Inc.*	4,153,788
896	Liberty Media Corp-Liberty Formula One, Class A Shares*	32,632
6,003	Liberty Media Corp-Liberty Formula One, Class C Shares*	224,092
1,492	Lions Gate Entertainment Corp., Class A Shares	22,037
3,040	Lions Gate Entertainment Corp., Class B Shares	41,830
4,275	Live Nation Entertainment Inc.*	260,006
549	Madison Square Garden Co. (The), Class A Shares*	162,416
12,473	Netflix Inc.*	4,281,731
3,425	Take-Two Interactive Software Inc.*	370,414
304	Viacom Inc., Class A Shares	10,403
10,550	Viacom Inc., Class B Shares	306,267
91,707	Walt Disney Co. (The)	12,108,992
23,176	Zynga Inc., Class A Shares*	145,777

	Total Entertainment	26,134,429

Interactive Media & Services - 3.9%
17,942	Alphabet Inc., Class A Shares*	19,852,823
12,529	Alphabet Inc., Class C Shares*	13,827,380
130,533	Facebook Inc., Class A Shares*	23,165,692
2,260	IAC/InterActiveCorp.*	499,121
1,592	Match Group Inc.(a)	109,291
3,112	TripAdvisor Inc.*	131,544
21,007	Twitter Inc.*	765,495
1,686	Zillow Group Inc., Class A Shares*	71,368
3,679	Zillow Group Inc., Class C Shares*(a)	158,271

	Total Interactive Media & Services	58,580,985

Media - 1.0%
1,421	AMC Networks Inc., Class A Shares*	74,986
112	Cable One Inc.	125,110
9,776	CBS Corp., Class B Shares	471,985
5,092	Charter Communications Inc., Class A Shares*	1,918,666
208,207	Comcast Corp., Class A Shares	8,536,487
4,661	Discovery Inc., Class A Shares*	127,059
10,517	Discovery Inc., Class C Shares*	269,656
6,899	DISH Network Corp., Class A Shares*	249,123
10,410	Fox Corp., Class A Shares	366,744
4,804	Fox Corp., Class B Shares	166,747
3,055	GCI Liberty Inc., Class A Shares*	177,465
11,665	Interpublic Group of Cos., Inc. (The)	247,531
1,383	John Wiley & Sons Inc., Class A Shares	57,782
790	Liberty Broadband Corp., Class A Shares*	77,041
3,157	Liberty Broadband Corp., Class C Shares*	309,860
2,554	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	91,995
5,012	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	181,134
11,011	News Corp., Class A Shares	125,415
4,110	News Corp., Class B Shares	47,881
6,745	Omnicom Group Inc.	521,793
49,681	Sirius XM Holdings Inc.(a)	263,806

[753983.TX]2

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 8.7% - (continued)
Media - 1.0% - (continued)
2,508	Tribune Media Co., Class A Shares	$116,120

	Total Media	14,524,386

Wireless Telecommunication Services - 0.1%
19,856	Sprint Corp.*	136,411
2,906	Telephone & Data Systems Inc.	83,722
9,001	T-Mobile US Inc.*	661,033
511	United States Cellular Corp.*	22,254

	Total Wireless Telecommunication Services	903,420

	TOTAL COMMUNICATION SERVICES	128,761,432

CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.4%
35,891	Adient PLC	619,479
50,603	Aptiv PLC	3,240,616
6,432	BorgWarner Inc.	228,207
2,301	Garrett Motion Inc.*	35,390
8,170	Gentex Corp.	174,511
92,970	Goodyear Tire & Rubber Co. (The)	1,246,728
1,943	Lear Corp.	231,275
19,699	Tenneco Inc., Class A Shares	195,808
875	Visteon Corp.*	38,946

	Total Auto Components	6,010,960

Automobiles - 0.2%
115,936	Ford Motor Co.	1,103,711
39,154	General Motors Co.	1,305,394
4,527	Harley-Davidson Inc.	148,123
4,094	Tesla Inc.*(a)	758,045
1,451	Thor Industries Inc.	74,930

	Total Automobiles	3,390,203

Distributors - 0.1%
4,335	Genuine Parts Co.	428,731
9,587	LKQ Corp.*	245,907
1,193	Pool Corp.	214,478

	Total Distributors	889,116

Diversified Consumer Services - 0.3%
1,740	Bright Horizons Family Solutions Inc.*	238,484
2,539	frontdoor Inc.*	102,093
127	Graham Holdings Co., Class B Shares	86,429
1,431	Grand Canyon Education Inc.*	171,520
6,158	H&R Block Inc.	161,648
30,268	New Oriental Education & Technology Group Inc., ADR*	2,592,454
5,158	Service Corp. International	226,281
4,077	ServiceMaster Global Holdings Inc.*	220,158

	Total Diversified Consumer Services	3,799,067

Hotels, Restaurants & Leisure - 1.2%
6,921	Aramark	240,782
16,533	Caesars Entertainment Corp.*	145,325
11,811	Carnival Corp.	604,605
3,479	Chipotle Mexican Grill Inc., Class A Shares*	2,296,036
1,038	Choice Hotels International Inc.	85,417
3,760	Darden Restaurants Inc.	437,363
1,256	Domino’s Pizza Inc.	351,052
2,281	Dunkin’ Brands Group Inc.	169,296
5,326	Extended Stay America Inc.	91,288
3,173	Hilton Grand Vacations Inc.*	80,658
8,179	Hilton Worldwide Holdings Inc.	731,530
1,262	Hyatt Hotels Corp., Class A Shares	91,167
3,112	International Game Technology PLC	40,456
10,451	Las Vegas Sands Corp.	574,805
8,397	Marriott International Inc., Class A Shares	1,048,281
23,248	McDonald’s Corp.	4,609,381

[753983.TX]3

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.7% - (continued)
Hotels, Restaurants & Leisure - 1.2% - (continued)
14,794	MGM Resorts International	$367,187
6,656	Norwegian Cruise Line Holdings Ltd.*	364,150
5,050	Royal Caribbean Cruises Ltd.	614,888
2,187	Six Flags Entertainment Corp.	107,950
36,153	Starbucks Corp.	2,749,797
1,216	Vail Resorts Inc.	261,574
5,249	Wendy’s Co. (The)	96,529
2,883	Wyndham Destinations Inc.	114,686
3,004	Wyndham Hotels & Resorts Inc.	160,233
2,983	Wynn Resorts Ltd.	320,165
10,915	Yum China Holdings Inc.	436,709
9,423	Yum! Brands Inc.	964,444

	Total Hotels, Restaurants & Leisure	18,155,754

Household Durables - 0.4%
10,457	DR Horton Inc.	447,141
3,482	Garmin Ltd.	266,303
3,928	Leggett & Platt Inc.	139,483
8,703	Lennar Corp., Class A Shares	432,191
600	Lennar Corp., Class B Shares	23,706
1,776	Mohawk Industries Inc.*	240,737
12,956	Newell Brands Inc.	173,870
96	NVR Inc.*	307,351
7,657	PulteGroup Inc.	237,367
1,405	Tempur Sealy International Inc.*	89,653
4,274	Toll Brothers Inc.	148,607
24,361	Whirlpool Corp.	2,798,592

	Total Household Durables	5,305,001

Internet & Direct Marketing Retail - 3.5%
32,477	Alibaba Group Holding Ltd., ADR*	4,847,517
19,087	Amazon.com Inc.*	33,880,761
3,516	Booking Holdings Inc.*	5,823,270
101,814	eBay Inc.	3,658,177
3,653	Expedia Group Inc.	420,095
21,088	GrubHub Inc.*(a)	1,373,883
170,465	Qurate Retail Inc., Class A Shares*	2,135,926
1,705	Wayfair Inc., Class A Shares*	245,537

	Total Internet & Direct Marketing Retail	52,385,166

Leisure Products - 0.0%
2,630	Brunswick Corp.	109,092
3,539	Hasbro Inc.	336,701
9,893	Mattel Inc.*(a)	97,446
1,767	Polaris Industries Inc.	141,148

	Total Leisure Products	684,387

Multiline Retail - 0.7%
7,838	Dollar General Corp.	997,621
79,993	Dollar Tree Inc.*	8,126,489
5,070	Kohl’s Corp.	250,052
9,273	Macy’s Inc.	190,745
3,586	Nordstrom Inc.(a)	112,242
15,747	Target Corp.	1,266,846

	Total Multiline Retail	10,943,995

Specialty Retail - 2.1%
14,660	Advance Auto Parts Inc.	2,272,300
1,664	AutoNation Inc.*	65,678
749	AutoZone Inc.*	769,305
7,152	Best Buy Co., Inc.	448,216
2,022	Burlington Stores Inc.*	316,605
5,281	CarMax Inc.*	413,397
2,169	Dick’s Sporting Goods Inc.	74,852
1,295	Floor & Decor Holdings Inc., Class A Shares*	45,998

[753983.TX]4

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.7% - (continued)
Specialty Retail - 2.1% - (continued)
3,531	Foot Locker Inc.	$138,945
6,549	Gap Inc. (The)	122,335
46,899	Home Depot Inc. (The)	8,903,775
6,940	L Brands Inc.	155,872
132,685	Lowe’s Cos., Inc.	12,376,857
3,104	Michaels Cos., Inc. (The)*	28,277
2,377	O’Reilly Automotive Inc.*	882,747
1,074	Penske Automotive Group Inc.	45,881
10,844	Ross Stores Inc.	1,008,384
3,687	Tiffany & Co.	328,549
37,048	TJX Cos., Inc. (The)	1,863,144
3,702	Tractor Supply Co.	373,088
1,692	Ulta Beauty Inc.*	564,079
2,081	Urban Outfitters Inc.*	46,760
2,290	Williams-Sonoma Inc.	133,965

	Total Specialty Retail	31,379,009

Textiles, Apparel & Luxury Goods - 0.8%
42,595	Canada Goose Holdings Inc.*(a)	1,433,322
4,254	Capri Holdings Ltd.*	138,170
1,369	Carter’s Inc.	115,147
970	Columbia Sportswear Co.	90,967
145,123	Hanesbrands Inc.	2,155,076
1,361	Kontoor Brands Inc.*(a)	39,877
2,894	lululemon athletica Inc.*	479,217
72,641	NIKE Inc., Class B Shares	5,603,527
2,321	PVH Corp.	197,726
1,628	Ralph Lauren Corp., Class A Shares	171,152
3,866	Skechers U.S.A. Inc., Class A Shares*	107,977
8,744	Tapestry Inc.	249,729
5,514	Under Armour Inc., Class A Shares*	125,719
6,058	Under Armour Inc., Class C Shares*	122,553
9,531	V.F. Corp.	780,398

	Total Textiles, Apparel & Luxury Goods	11,810,557

	TOTAL CONSUMER DISCRETIONARY	144,753,215

CONSUMER STAPLES - 5.8%
Beverages - 1.9%
29,380	Anheuser-Busch InBev SA, ADR	2,391,532
1,557	Brown-Forman Corp., Class A Shares	76,620
8,568	Brown-Forman Corp., Class B Shares	428,228
373,408	Coca-Cola Co. (The)	18,345,535
4,617	Constellation Brands Inc., Class A Shares	814,670
5,206	Keurig Dr Pepper Inc.	146,757
5,261	Molson Coors Brewing Co., Class B Shares	289,250
11,712	Monster Beverage Corp.*	724,504
42,408	PepsiCo Inc.	5,428,224

	Total Beverages	28,645,320

Food & Staples Retailing - 0.9%
1,052	Casey’s General Stores Inc.	135,792
22,363	Costco Wholesale Corp.	5,357,728
23,345	Kroger Co. (The)	532,500
3,218	Sprouts Farmers Market Inc.*	64,521
14,092	Sysco Corp.	969,811
6,529	US Foods Holding Corp.*	225,642
24,238	Walgreens Boots Alliance Inc.	1,195,903
42,164	Walmart Inc.	4,277,116

	Total Food & Staples Retailing	12,759,013

Food Products - 1.7%
197,163	Archer-Daniels-Midland Co.	7,555,286
4,007	Bunge Ltd.	209,526
5,377	Campbell Soup Co.	195,239

[753983.TX]5

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 5.8% - (continued)
Food Products - 1.7% - (continued)
14,624	Conagra Brands Inc.	$391,485
5,576	Flowers Foods Inc.	124,735
17,478	General Mills Inc.	864,112
2,774	Hain Celestial Group Inc. (The)*	56,562
4,258	Hershey Co. (The)	561,886
8,234	Hormel Foods Corp.	325,161
2,144	Ingredion Inc.	163,287
3,336	J.M. Smucker Co. (The)	405,524
7,531	Kellogg Co.	395,829
18,205	Kraft Heinz Co. (The)	503,368
4,443	Lamb Weston Holdings Inc.	263,248
12,265	McCormick & Co., Inc.	1,913,831
199,925	Mondelez International Inc., Class A Shares	10,166,186
1,992	Pilgrim’s Pride Corp.*	50,935
1,977	Post Holdings Inc.*	207,783
9	Seaboard Corp.	36,900
1,514	TreeHouse Foods Inc.*	78,925
8,824	Tyson Foods Inc., Class A Shares	669,653

	Total Food Products	25,139,461

Household Products - 0.8%
7,409	Church & Dwight Co., Inc.	551,304
3,764	Clorox Co. (The)	560,121
25,428	Colgate-Palmolive Co.	1,770,297
1,671	Energizer Holdings Inc.	68,377
10,365	Kimberly-Clark Corp.	1,325,580
74,777	Procter & Gamble Co. (The)	7,695,301
1,255	Spectrum Brands Holdings Inc.	66,101

	Total Household Products	12,037,081

Personal Products - 0.1%
12,864	Coty Inc., Class A Shares	158,742
6,333	Estee Lauder Cos., Inc. (The), Class A Shares	1,019,803
3,287	Herbalife Nutrition Ltd.*	137,331
1,667	Nu Skin Enterprises Inc., Class A Shares	77,832

	Total Personal Products	1,393,708

Tobacco - 0.4%
56,679	Altria Group Inc.	2,780,672
46,501	Philip Morris International Inc.	3,586,622

	Total Tobacco	6,367,294

	TOTAL CONSUMER STAPLES	86,341,877

ENERGY - 4.8%
Energy Equipment & Services - 0.7%
2,351	Apergy Corp.*	72,905
15,345	Baker Hughes a GE Co., Class A Shares	328,536
254,150	Halliburton Co.	5,410,853
3,284	Helmerich & Payne Inc.	160,620
11,171	Nabors Industries Ltd.	26,364
137,836	National Oilwell Varco Inc.	2,873,881
6,492	Patterson-UTI Energy Inc.	69,010
1,750	RPC Inc.	13,020
41,385	Schlumberger Ltd.	1,435,646
15,646	Transocean Ltd.*	97,005

	Total Energy Equipment & Services	10,487,840

Oil, Gas & Consumable Fuels - 4.1%
14,839	Anadarko Petroleum Corp.	1,044,220
7,956	Antero Resources Corp.*	52,271
11,594	Apache Corp.	302,256
13,216	Cabot Oil & Gas Corp.	330,664
6,066	Centennial Resource Development Inc., Class A Shares*	47,921
7,000	Cheniere Energy Inc.*	442,260
28,989	Chesapeake Energy Corp.*(a)	55,659

[753983.TX]6

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.8% - (continued)
Oil, Gas & Consumable Fuels - 4.1% - (continued)
57,024	Chevron Corp.	$6,492,182
2,897	Cimarex Energy Co.	165,679
5,685	CNX Resources Corp.*	43,888
5,850	Concho Resources Inc.	573,359
141,785	ConocoPhillips	8,359,644
2,618	Continental Resources Inc.*	91,630
14,177	Devon Energy Corp.	356,693
4,753	Diamondback Energy Inc.	466,079
66,443	EOG Resources Inc.	5,440,353
7,698	EQT Corp.	140,873
6,572	Equitrans Midstream Corp.	130,520
3,354	Extraction Oil & Gas Inc.*(a)	11,370
127,186	Exxon Mobil Corp.	9,000,953
7,810	Hess Corp.	436,267
4,818	HollyFrontier Corp.	182,988
58,391	Kinder Morgan Inc.	1,164,900
7,953	Kosmos Energy Ltd.	48,990
463,226	Marathon Oil Corp.	6,091,422
19,896	Marathon Petroleum Corp.	915,017
4,815	Murphy Oil Corp.	119,653
13,823	Noble Energy Inc.	295,812
134,391	Occidental Petroleum Corp.	6,688,640
12,352	ONEOK Inc.	785,834
7,871	Parsley Energy Inc., Class A Shares*	140,340
3,452	PBF Energy Inc., Class A Shares	91,133
12,452	Phillips 66	1,006,122
28,578	Pioneer Natural Resources Co.	4,056,933
7,159	QEP Resources Inc.*	49,469
5,829	Range Resources Corp.	45,583
2,527	SM Energy Co.	29,389
122,122	Suncor Energy Inc.	3,761,358
6,885	Targa Resources Corp.	264,797
12,600	Valero Energy Corp.	887,040
2,895	Whiting Petroleum Corp.*	53,210
35,844	Williams Cos., Inc. (The)	945,565
12,309	WPX Energy Inc.*	132,445

	Total Oil, Gas & Consumable Fuels	61,741,381

	TOTAL ENERGY	72,229,221

FINANCIALS - 11.8%
Banks - 3.2%
4,919	Associated Banc-Corp	97,445
270,841	Bank of America Corp.	7,204,371
1,161	Bank of Hawaii Corp.	87,841
3,678	Bank OZK	106,294
3,062	BankUnited Inc.	99,454
169,361	BB&T Corp.	7,917,627
984	BOK Financial Corp.	73,731
3,208	CIT Group Inc.	152,508
71,215	Citigroup Inc.	4,426,012
14,124	Citizens Financial Group Inc.	460,160
4,886	Comerica Inc.	336,255
3,017	Commerce Bancshares Inc.	172,965
1,713	Cullen/Frost Bankers Inc.	156,345
4,053	East West Bancorp Inc.	173,144
22,979	Fifth Third Bancorp	608,943
252	First Citizens BancShares Inc., Class A Shares	105,865
3,308	First Hawaiian Inc.	82,336
10,040	First Horizon National Corp.	134,636
4,758	First Republic Bank	461,621
9,560	FNB Corp.	105,160

[753983.TX]7

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.8% - (continued)
Banks - 3.2% - (continued)
32,001	Huntington Bancshares Inc.	$404,813
99,343	JPMorgan Chase & Co.	10,526,384
30,285	KeyCorp.	483,651
4,108	M&T Bank Corp.	655,637
3,800	PacWest Bancorp	138,092
11,220	People’s United Financial Inc.	172,451
2,272	Pinnacle Financial Partners Inc.	120,302
13,888	PNC Financial Services Group Inc. (The)	1,767,387
3,077	Popular Inc.	160,650
2,023	Prosperity Bancshares Inc.	131,111
31,354	Regions Financial Corp.	433,626
1,601	Signature Bank	183,395
6,760	Sterling Bancorp	130,536
13,210	SunTrust Banks Inc.	792,732
1,604	SVB Financial Group*	323,046
4,806	Synovus Financial Corp.	153,600
4,735	TCF Financial Corp.	90,249
1,518	Texas Capital Bancshares Inc.*	86,981
5,802	Umpqua Holdings Corp.	92,658
45,284	US Bancorp	2,273,257
2,778	Webster Financial Corp.	123,010
124,089	Wells Fargo & Co.	5,505,829
2,917	Western Alliance Bancorp*	120,035
1,485	Wintrust Financial Corp.	100,594
5,754	Zions Bancorporation	247,825

	Total Banks	48,180,564

Capital Markets - 3.6%
19,879	Affiliated Managers Group Inc.	1,666,258
44,167	Ameriprise Financial Inc.	6,105,204
169,373	Bank of New York Mellon Corp. (The)	7,230,533
8,152	BGC Partners Inc., Class A Shares	38,314
8,059	BlackRock Inc., Class A Shares	3,348,998
3,389	Cboe Global Markets Inc.	367,842
156,467	Charles Schwab Corp. (The)	6,510,592
10,585	CME Group Inc., Class A Shares	2,033,590
7,719	E*Trade Financial Corp.	345,811
3,381	Eaton Vance Corp.	129,222
1,218	Evercore Inc., Class A Shares	94,066
1,149	FactSet Research Systems Inc.	319,652
8,914	Franklin Resources Inc.	283,644
10,432	Goldman Sachs Group Inc. (The)	1,903,736
2,238	Interactive Brokers Group Inc., Class A Shares	113,690
85,811	Intercontinental Exchange Inc.	7,054,522
11,438	Invesco Ltd.	223,499
3,594	Lazard Ltd., Class A Shares	111,989
2,044	Legg Mason Inc.	72,807
2,603	LPL Financial Holdings Inc.	208,813
1,110	MarketAxess Holdings Inc.	330,580
4,911	Moody’s Corp.	898,124
36,294	Morgan Stanley(b)	1,476,803
550	Morningstar Inc.	77,022
14,284	MSCI Inc., Class A Shares	3,142,623
3,503	Nasdaq Inc.	317,512
6,194	Northern Trust Corp.	529,711
3,980	Raymond James Financial Inc.	328,668
31,638	S&P Global Inc.	6,766,736
3,980	SEI Investments Co.	199,995
11,348	State Street Corp.	626,977
6,946	T. Rowe Price Group Inc.	702,519
8,543	TD Ameritrade Holding Corp.	425,014

[753983.TX]8

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.8% - (continued)
Capital Markets - 3.6% - (continued)
1,319	Virtu Financial Inc., Class A Shares	$30,363

	Total Capital Markets	54,015,429

Consumer Finance - 0.6%
12,823	Ally Financial Inc.	370,200
40,276	American Express Co.	4,620,060
14,195	Capital One Financial Corp.	1,218,925
329	Credit Acceptance Corp.*	150,152
10,157	Discover Financial Services	757,204
6,423	Navient Corp.	83,756
2,099	OneMain Holdings Inc., Class A Shares	62,697
3,504	Santander Consumer USA Holdings Inc.	78,455
13,186	SLM Corp.	125,399
22,511	Synchrony Financial	757,045

	Total Consumer Finance	8,223,893

Diversified Financial Services - 0.8%
5,996	AXA Equitable Holdings Inc.	123,218
58,170	Berkshire Hathaway Inc., Class B Shares*	11,483,921
8,822	Jefferies Financial Group Inc.	155,885
4,713	Voya Financial Inc.	240,033

	Total Diversified Financial Services	12,003,057

Insurance - 3.5%
22,857	Aflac Inc.	1,172,564
436	Alleghany Corp.*	289,199
90,152	Allstate Corp. (The)	8,610,418
2,214	American Financial Group Inc.	217,415
202,285	American International Group Inc.	10,330,695
167	American National Insurance Co.	18,933
7,154	Aon PLC	1,288,221
11,185	Arch Capital Group Ltd.*	385,100
5,472	Arthur J. Gallagher & Co.	460,742
22,645	Assurant Inc.	2,263,594
3,199	Assured Guaranty Ltd.	130,743
4,755	Athene Holding Ltd., Class A Shares*	193,291
2,381	Axis Capital Holdings Ltd.	141,860
3,642	Brighthouse Financial Inc.*	129,255
6,932	Brown & Brown Inc.	218,843
13,722	Chubb Ltd.	2,004,373
4,659	Cincinnati Financial Corp.	457,700
1,018	CNA Financial Corp.	45,769
747	Erie Indemnity Co., Class A Shares	158,864
1,226	Everest Re Group Ltd.	303,631
8,010	Fidelity National Financial Inc.	308,785
3,257	First American Financial Corp.	168,224
1,263	Hanover Insurance Group Inc. (The)	154,288
10,540	Hartford Financial Services Group Inc. (The)	555,036
79,439	Lincoln National Corp.	4,722,649
8,438	Loews Corp.	433,376
412	Markel Corp.*	436,254
97,737	Marsh & McLennan Cos., Inc.	9,343,657
827	Mercury General Corp.	47,677
25,187	MetLife Inc.	1,163,891
8,583	Old Republic International Corp.	189,255
8,315	Principal Financial Group Inc.	428,805
17,241	Progressive Corp. (The)	1,366,866
12,355	Prudential Financial Inc.	1,141,355
1,871	Reinsurance Group of America Inc., Class A Shares	277,020
1,189	RenaissanceRe Holdings Ltd.	207,409
3,061	Torchmark Corp.	261,746
7,857	Travelers Cos., Inc. (The)	1,143,743
6,396	Unum Group	201,410

[753983.TX]9

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.8% - (continued)
Insurance - 3.5% - (continued)
93	White Mountains Insurance Group Ltd.	$91,103
3,920	Willis Towers Watson PLC	687,960
4,023	WR Berkley Corp.	250,231

	Total Insurance	52,401,950

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
16,051	AGNC Investment Corp.	263,236
39,699	Annaly Capital Management Inc.	349,748
4,886	Chimera Investment Corp.	89,121
13,603	MFA Financial Inc.	95,765
10,994	New Residential Investment Corp.	167,658
8,134	Starwood Property Trust Inc.	179,355
7,445	Two Harbors Investment Corp.	90,978

	Total Mortgage Real Estate Investment Trusts (REITs)	1,235,861

Thrifts & Mortgage Finance - 0.0%
14,234	New York Community Bancorp Inc.	141,344
1,501	TFS Financial Corp.	25,772

	Total Thrifts & Mortgage Finance	167,116

	TOTAL FINANCIALS	176,227,870

HEALTH CARE - 15.8%
Biotechnology - 1.9%
45,363	AbbVie Inc.	3,479,796
1,532	Agios Pharmaceuticals Inc.*	70,732
45,609	Alexion Pharmaceuticals Inc.*	5,184,831
4,562	Alkermes PLC*	98,265
2,826	Alnylam Pharmaceuticals Inc.*	190,812
19,082	Amgen Inc.	3,180,969
5,900	Biogen Inc.*	1,293,811
21,509	BioMarin Pharmaceutical Inc.*	1,768,900
1,493	Bluebird Bio Inc.*	179,041
20,882	Celgene Corp.*	1,958,523
25,824	Exact Sciences Corp.*	2,676,141
8,895	Exelixis Inc.*	174,253
38,745	Gilead Sciences Inc.	2,411,876
5,322	Incyte Corp.*	418,469
3,706	Ionis Pharmaceuticals Inc.*	243,114
790	Moderna Inc.*(a)	16,416
2,701	Neurocrine Biosciences Inc.*	228,991
2,421	Regeneron Pharmaceuticals Inc.*	730,464
1,376	Sage Therapeutics Inc.*	236,493
13,089	Sarepta Therapeutics Inc.*	1,490,183
3,187	Seattle Genetics Inc.*	207,378
1,250	United Therapeutics Corp.*	104,963
7,621	Vertex Pharmaceuticals Inc.*	1,266,458

	Total Biotechnology	27,610,879

Health Care Equipment & Supplies - 4.4%
157,017	Abbott Laboratories	11,953,704
1,251	ABIOMED Inc.*	327,662
10,038	Align Technology Inc.*	2,854,305
140,107	Baxter International Inc.	10,289,458
7,928	Becton Dickinson and Co.	1,850,712
41,227	Boston Scientific Corp.*	1,583,529
1,115	Cantel Medical Corp.	76,645
1,466	Cooper Cos., Inc. (The)	436,560
18,839	Danaher Corp.	2,486,936
6,630	DENTSPLY SIRONA Inc.	357,158
2,647	DexCom Inc.*	321,081
17,621	Edwards Lifesciences Corp.*	3,007,905
2,045	Hill-Rom Holdings Inc.	196,627
7,900	Hologic Inc.*	347,679
472	ICU Medical Inc.*	100,442

[753983.TX]10

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Health Care Equipment & Supplies - 4.4% - (continued)
14,718	IDEXX Laboratories Inc.*	$3,676,115
1,710	Insulet Corp.*	187,741
2,146	Integra LifeSciences Holdings Corp.*	100,004
3,406	Intuitive Surgical Inc.*	1,583,279
1,399	Masimo Corp.*	182,905
198,586	Medtronic PLC	18,385,092
929	Penumbra Inc.*	132,568
4,262	ResMed Inc.	486,380
2,400	STERIS PLC	320,832
10,222	Stryker Corp.	1,873,079
1,382	Teleflex Inc.	398,431
2,774	Varian Medical Systems Inc.*	350,245
2,061	West Pharmaceutical Services Inc.	236,191
5,980	Zimmer Biomet Holdings Inc.	681,301

	Total Health Care Equipment & Supplies	64,784,566

Health Care Providers & Services - 4.0%
2,622	Acadia Healthcare Co., Inc.*	84,481
4,691	AmerisourceBergen Corp., Class A Shares	365,241
7,788	Anthem Inc.	2,164,908
143,337	Cardinal Health Inc.	6,030,188
12,248	Centene Corp.*	707,322
446	Chemed Corp.	146,261
52,552	Cigna Corp.	7,778,747
1,841	Covetrus Inc.*	45,399
154,641	CVS Health Corp.	8,098,549
3,928	DaVita Inc.*	170,554
2,976	Encompass Health Corp.	175,346
69,190	HCA Healthcare Inc.	8,369,222
4,602	Henry Schein Inc.*	296,645
4,103	Humana Inc.	1,004,661
3,053	Laboratory Corp. of America Holdings*	496,448
5,754	McKesson Corp.	702,794
2,516	MEDNAX Inc.*	62,045
1,884	Molina Healthcare Inc.*	268,018
1,582	Premier Inc., Class A Shares*	58,138
88,952	Quest Diagnostics Inc.	8,531,386
56,805	UnitedHealth Group Inc.	13,735,449
2,536	Universal Health Services Inc., Class B Shares	303,179
1,522	WellCare Health Plans Inc.*	420,361

	Total Health Care Providers & Services	60,015,342

Health Care Technology - 0.1%
9,612	Cerner Corp.*	672,552
3,740	Veeva Systems Inc., Class A Shares*	577,044

	Total Health Care Technology	1,249,596

Life Sciences Tools & Services - 0.9%
9,365	Agilent Technologies Inc.	627,923
641	Bio-Rad Laboratories Inc., Class A Shares*	183,922
1,139	Bio-Techne Corp.	225,579
3,043	Bruker Corp.	127,106
1,433	Charles River Laboratories International Inc.*	179,770
14,171	Illumina Inc.*	4,349,222
5,198	IQVIA Holdings Inc.*	706,148
744	Mettler-Toledo International Inc.*	537,979
3,336	PerkinElmer Inc.	288,030
1,697	PRA Health Sciences Inc.*	147,181
6,725	QIAGEN NV*	256,088
22,792	Thermo Fisher Scientific Inc.	6,085,008
2,277	Waters Corp.*	457,017

	Total Life Sciences Tools & Services	14,170,973

[753983.TX]11

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.8% - (continued)
Pharmaceuticals - 4.5%
10,140	Allergan PLC	$1,236,167
108,310	Bristol-Myers Squibb Co.	4,914,025
4,437	Catalent Inc.*	201,884
158,492	Elanco Animal Health Inc.*	4,957,630
26,403	Eli Lilly & Co.	3,061,164
1,661	Jazz Pharmaceuticals PLC*	208,539
150,968	Johnson & Johnson	19,799,453
176,516	Merck & Co., Inc.	13,981,832
15,567	Mylan NV*	261,526
4,870	Nektar Therapeutics, Class A Shares*	152,528
3,871	Perrigo Co. PLC	162,659
345,094	Pfizer Inc.	14,328,303
43,740	Zoetis Inc., Class A Shares	4,419,927

	Total Pharmaceuticals	67,685,637

	TOTAL HEALTH CARE	235,516,993

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.3%
12,318	Arconic Inc.	269,764
16,030	Boeing Co. (The)	5,476,008
2,964	BWX Technologies Inc.	137,945
1,333	Curtiss-Wright Corp.	148,616
7,740	General Dynamics Corp.	1,244,747
3,596	Harris Corp.	673,135
1,179	HEICO Corp.	143,355
2,298	HEICO Corp., Class A Shares	225,801
2,703	Hexcel Corp.	196,751
1,289	Huntington Ingalls Industries Inc.	264,400
2,375	L3 Technologies Inc.	574,893
7,425	Lockheed Martin Corp.	2,513,659
31,106	Northrop Grumman Corp.	9,432,894
48,986	Raytheon Co.	8,548,057
2,994	Spirit AeroSystems Holdings Inc., Class A Shares	242,634
1,089	Teledyne Technologies Inc.*	256,786
7,262	Textron Inc.	328,969
1,450	TransDigm Group Inc.*	639,378
24,257	United Technologies Corp.	3,063,659

	Total Aerospace & Defense	34,381,451

Air Freight & Logistics - 0.6%
13,952	CH Robinson Worldwide Inc.	1,110,998
5,215	Expeditors International of Washington Inc.	362,912
7,301	FedEx Corp.	1,126,398
37,642	United Parcel Service Inc., Class B Shares	3,497,694
46,911	XPO Logistics Inc.*	2,443,594

	Total Air Freight & Logistics	8,541,596

Airlines - 0.2%
3,643	Alaska Air Group Inc.	212,023
12,535	American Airlines Group Inc.	341,328
947	Copa Holdings SA, Class A Shares	84,861
18,978	Delta Air Lines Inc.	977,367
9,234	JetBlue Airways Corp.*	159,102
15,242	Southwest Airlines Co.	725,519
7,336	United Continental Holdings Inc.*	569,640

	Total Airlines	3,069,840

Building Products - 0.6%
2,705	Allegion PLC	262,520
3,995	AO Smith Corp.	161,797
80,055	Armstrong World Industries Inc.	7,100,879
4,411	Fortune Brands Home & Security Inc.	211,993
27,373	Johnson Controls International PLC	1,054,408
1,086	Lennox International Inc.	286,823

[753983.TX]12

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.0% - (continued)
Building Products - 0.6% - (continued)
9,240	Masco Corp.	$322,661
3,119	Owens Corning	151,178
3,836	Resideo Technologies Inc.*	75,492

	Total Building Products	9,627,751

Commercial Services & Supplies - 0.8%
3,641	ADT Inc.(a)	21,300
2,648	Cintas Corp.	587,406
1,632	Clean Harbors Inc.*	104,644
6,147	Copart Inc.*	439,388
3,800	KAR Auction Services Inc.	213,636
6,599	Republic Services Inc., Class A Shares	558,209
4,293	Rollins Inc.	161,288
2,433	Stericycle Inc.*	112,842
84,946	Waste Management Inc.	9,288,845

	Total Commercial Services & Supplies	11,487,558

Construction & Engineering - 0.3%
55,160	AECOM*	1,759,604
1,495	Arcosa Inc.	50,665
4,297	Fluor Corp.	119,113
3,864	Jacobs Engineering Group Inc.	290,921
58,516	Quanta Services Inc.	2,034,016
712	Valmont Industries Inc.	80,534

	Total Construction & Engineering	4,334,853

Electrical Equipment - 0.3%
1,231	Acuity Brands Inc.	152,238
6,927	AMETEK Inc.	567,252
12,991	Eaton Corp. PLC	967,700
18,710	Emerson Electric Co.	1,127,090
1,240	GrafTech International Ltd.(a)	12,288
1,654	Hubbell Inc., Class B Shares	189,449
4,861	nVent Electric PLC	112,095
1,395	Regal Beloit Corp.	101,416
3,515	Rockwell Automation Inc.	523,208
4,910	Sensata Technologies Holding PLC*	209,608

	Total Electrical Equipment	3,962,344

Industrial Conglomerates - 0.9%
16,810	3M Co.	2,685,398
1,627	Carlisle Cos., Inc.	216,895
258,046	General Electric Co.	2,435,954
40,261	Honeywell International Inc.	6,615,285
2,995	Roper Technologies Inc.	1,030,040

	Total Industrial Conglomerates	12,983,572

Machinery - 1.1%
1,882	AGCO Corp.	125,266
3,176	Allison Transmission Holdings Inc.	131,455
28,660	Caterpillar Inc.	3,433,755
2,563	Colfax Corp.*	64,331
1,502	Crane Co.	114,843
4,400	Cummins Inc.	663,344
9,685	Deere & Co.	1,357,546
3,969	Donaldson Co., Inc.	188,329
4,194	Dover Corp.	374,985
4,008	Flowserve Corp.	186,172
8,840	Fortive Corp.	673,166
3,533	Gardner Denver Holdings Inc.*	120,016
1,535	Gates Industrial Corp. PLC*	17,315
5,044	Graco Inc.	238,178
2,325	IDEX Corp.	355,051
9,868	Illinois Tool Works Inc.	1,377,967
7,207	Ingersoll-Rand PLC	852,876

[753983.TX]13

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.0% - (continued)
Machinery - 1.1% - (continued)
2,637	ITT Inc.	$151,944
73,265	Kennametal Inc.	2,252,899
1,909	Lincoln Electric Holdings Inc.	144,969
1,701	Middleby Corp. (The)*	221,929
1,778	Nordson Corp.	223,352
2,203	Oshkosh Corp.	156,832
10,068	PACCAR Inc.	662,676
3,981	Parker-Hannifin Corp.	606,386
4,761	Pentair PLC	165,778
1,701	Snap-on Inc.	265,220
4,450	Stanley Black & Decker Inc.	566,129
1,856	Terex Corp.	49,685
2,241	Timken Co. (The)	98,626
3,216	Toro Co. (The)	209,555
4,485	Trinity Industries Inc.	86,471
1,579	WABCO Holdings Inc.*	206,707
3,781	Wabtec Corp.	235,859
4,028	Welbilt Inc.*	62,152
5,432	Xylem Inc.	403,163

	Total Machinery	17,044,927

Marine - 0.0%
1,791	Kirby Corp.*	138,588

Professional Services - 0.4%
1,085	CoStar Group Inc.*	552,959
3,625	Equifax Inc.	438,263
46,514	IHS Markit Ltd.*	2,669,439
1,664	ManpowerGroup Inc.	142,305
10,819	Nielsen Holdings PLC	245,916
3,340	Robert Half International Inc.	179,224
5,579	TransUnion	365,648
4,683	Verisk Analytics Inc., Class A Shares	655,620

	Total Professional Services	5,249,374

Road & Rail - 0.7%
212	AMERCO	78,063
31,481	Avis Budget Group Inc.*	892,801
23,311	CSX Corp.	1,735,970
1,810	Genesee & Wyoming Inc., Class A Shares*	172,348
33,948	Hertz Global Holdings Inc.*	477,648
2,643	JB Hunt Transport Services Inc.	225,025
2,961	Kansas City Southern	335,422
3,825	Knight-Swift Transportation Holdings Inc., Class A Shares	105,723
1,220	Landstar System Inc.	117,425
8,131	Norfolk Southern Corp.	1,586,683
1,890	Old Dominion Freight Line Inc.	250,312
1,485	Ryder System Inc.	74,993
1,355	Schneider National Inc., Class B Shares	22,764
25,680	Uber Technologies Inc.*(a)	1,037,729
21,731	Union Pacific Corp.	3,624,296

	Total Road & Rail	10,737,202

Trading Companies & Distributors - 0.8%
61,770	AerCap Holdings NV*	2,768,531
47,064	Air Lease Corp., Class A Shares	1,694,304
17,440	Fastenal Co.	533,490
5,558	HD Supply Holdings Inc.*	230,601
1,183	MSC Industrial Direct Co., Inc., Class A Shares	83,591
32,149	United Rentals Inc.*	3,539,605
3,689	Univar Inc.*	73,817
967	Watsco Inc.	152,196
1,424	WESCO International Inc.*	66,686

[753983.TX]14

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.0% - (continued)
Trading Companies & Distributors - 0.8% - (continued)
10,008	WW Grainger Inc.	$2,618,994

	Total Trading Companies & Distributors	11,761,815

Transportation Infrastructure - 0.0%
2,411	Macquarie Infrastructure Corp.	96,127

	TOTAL INDUSTRIALS	133,416,998

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.3%
1,675	Arista Networks Inc.*	409,688
510,264	Cisco Systems Inc.	26,549,036
66,015	CommScope Holding Co., Inc.*	1,066,143
1,572	EchoStar Corp., Class A Shares*	67,250
1,853	F5 Networks Inc.*	244,744
10,343	Juniper Networks Inc.	254,541
35,071	Motorola Solutions Inc.	5,258,897
455	Ubiquiti Networks Inc.(a)	54,741

	Total Communications Equipment	33,905,040

Electronic Equipment, Instruments & Components - 0.7%
8,702	Amphenol Corp., Class A Shares	757,074
32,931	Arrow Electronics Inc.*	2,063,457
3,349	Avnet Inc.	136,773
4,441	CDW Corp.	437,172
42,920	Cognex Corp.	1,742,552
732	Coherent Inc.*	80,542
23,319	Corning Inc.	672,520
1,889	Dolby Laboratories Inc., Class A Shares	117,061
173,342	Flex Ltd.*	1,549,678
4,031	FLIR Systems Inc.	194,818
1,045	IPG Photonics Corp.*	130,803
4,795	Jabil Inc.	117,909
5,676	Keysight Technologies Inc.*	426,438
730	Littelfuse Inc.	119,143
3,346	National Instruments Corp.	129,122
12,933	Tech Data Corp.*	1,172,376
7,149	Trimble Inc.*	285,245
1,599	Zebra Technologies Corp., Class A Shares*	274,133

	Total Electronic Equipment, Instruments & Components	10,406,816

IT Services - 4.7%
19,247	Accenture PLC, Class A Shares	3,427,313
38,973	Akamai Technologies Inc.*	2,937,005
21,726	Alliance Data Systems Corp.	2,987,325
4,102	Amdocs Ltd.	243,741
13,184	Automatic Data Processing Inc.	2,111,022
4,273	Black Knight Inc.*	242,236
4,229	Booz Allen Hamilton Holding Corp., Class A Shares	267,146
3,510	Broadridge Financial Solutions Inc.	438,294
17,394	Cognizant Technology Solutions Corp., Class A Shares	1,077,210
5,600	Conduent Inc.*	49,840
2,331	CoreLogic Inc.*	91,352
8,521	DXC Technology Co.	405,088
1,514	EPAM Systems Inc.*	261,301
1,457	Euronet Worldwide Inc.*	225,893
9,700	Fidelity National Information Services Inc.	1,166,910
16,232	First Data Corp., Class A Shares*	412,617
52,106	Fiserv Inc.*	4,473,821
2,664	FleetCor Technologies Inc.*	687,872
2,684	Gartner Inc.*	406,089
4,402	Genpact Ltd.	159,132
4,816	Global Payments Inc.	741,857
4,857	GoDaddy Inc., Class A Shares*	361,361
27,502	International Business Machines Corp.	3,492,479

[753983.TX]15

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 21.1% - (continued)
IT Services - 4.7% - (continued)
2,335	Jack Henry & Associates Inc.	$306,399
4,277	Leidos Holdings Inc.	322,186
27,292	MasterCard Inc., Class A Shares	6,863,665
2,489	Okta Inc., Class A Shares*	281,805
9,434	Paychex Inc.	809,343
83,501	PayPal Holdings Inc.*	9,164,235
106,817	Sabre Corp.	2,166,249
48,941	Square Inc., Class A Shares*	3,031,895
1,129	Switch Inc., Class A Shares	13,966
5,370	Total System Services Inc.	663,356
2,636	Twilio Inc., Class A Shares*	347,926
3,193	VeriSign Inc.*	622,571
102,184	Visa Inc., Class A Shares	16,485,345
13,175	Western Union Co. (The)	255,595
1,228	WEX Inc.*	232,018
8,839	Worldpay Inc., Class A Shares*	1,075,176

	Total IT Services	69,308,634

Semiconductors & Semiconductor Equipment - 4.9%
28,413	Advanced Micro Devices Inc.*	778,800
94,372	Analog Devices Inc.	9,118,223
90,127	Applied Materials Inc.	3,487,014
57,287	Broadcom Inc.	14,415,701
10,661	Cypress Semiconductor Corp.	189,979
2,484	First Solar Inc.*	144,171
264,889	Intel Corp.	11,665,711
4,876	KLA-Tencor Corp.	502,569
4,564	Lam Research Corp.	796,920
15,787	Marvell Technology Group Ltd.	352,050
8,441	Maxim Integrated Products Inc.	443,912
79,838	Microchip Technology Inc.	6,389,435
33,724	Micron Technology Inc.*	1,099,740
1,547	MKS Instruments Inc.	110,549
1,199	Monolithic Power Systems Inc.	139,623
48,110	NVIDIA Corp.	6,516,981
10,164	NXP Semiconductors NV	896,058
11,784	ON Semiconductor Corp.*	209,284
3,782	Qorvo Inc.*	231,383
68,265	QUALCOMM Inc.	4,561,467
73,033	Skyworks Solutions Inc.	4,866,189
5,428	Teradyne Inc.	228,736
47,984	Texas Instruments Inc.	5,005,211
1,290	Universal Display Corp.	189,540
3,279	Versum Materials Inc.	168,377
7,650	Xilinx Inc.	782,671

	Total Semiconductors & Semiconductor Equipment	73,290,294

Software - 6.3%
1,658	2U Inc.*	62,987
39,865	Adobe Inc.*	10,799,428
2,527	ANSYS Inc.*	453,596
2,158	Aspen Technology Inc.*	245,170
3,009	Atlassian Corp. PLC, Class A Shares*	378,773
6,499	Autodesk Inc.*	1,045,754
8,467	Cadence Design Systems Inc.*	538,247
4,018	CDK Global Inc.	194,471
1,063	Ceridian HCM Holding Inc.*	52,278
4,105	Citrix Systems Inc.	386,363
2,227	DocuSign Inc., Class A Shares*	124,846
245	Elastic NV*	20,102
869	Fair Isaac Corp.*	257,137
6,180	FireEye Inc.*	90,166

[753983.TX]16

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 21.1% - (continued)
Software - 6.3% - (continued)
4,071	Fortinet Inc.*	$295,066
2,492	Guidewire Software Inc.*	250,496
7,411	Intuit Inc.	1,814,583
1,467	LogMeIn Inc.	105,375
2,089	Manhattan Associates Inc.*	136,767
275,714	Microsoft Corp.	34,100,308
8,656	Nuance Communications Inc.*	148,624
41,921	Nutanix Inc., Class A Shares*	1,176,722
271,512	Oracle Corp.	13,738,507
12,608	Palo Alto Networks Inc.*	2,523,365
1,513	Paycom Software Inc.*	320,907
1,247	Pegasystems Inc.	89,959
1,621	Pluralsight Inc., Class A Shares*	51,645
1,473	Proofpoint Inc.*	165,506
3,564	PTC Inc.*	299,590
2,167	RealPage Inc.*	126,379
14,148	Red Hat Inc.*	2,607,476
2,069	RingCentral Inc., Class A Shares*	247,970
46,464	salesforce.com Inc.*	7,035,114
17,776	ServiceNow Inc.*	4,656,068
760	SolarWinds Corp.*	13,300
41,647	Splunk Inc.*	4,747,342
6,447	SS&C Technologies Holdings Inc.	358,776
19,269	Symantec Corp.	360,908
4,490	Synopsys Inc.*	522,816
2,163	Tableau Software Inc., Class A Shares*	243,273
3,599	Teradata Corp.*	123,590
1,169	Tyler Technologies Inc.*	249,406
11,169	VMware Inc., Class A Shares	1,976,690
4,390	Workday Inc., Class A Shares*	896,087
3,093	Zendesk Inc.*	260,585

	Total Software	94,292,518

Technology Hardware, Storage & Peripherals - 2.2%
156,657	Apple Inc.	27,425,941
4,488	Dell Technologies Inc., Class C Shares*	267,260
43,124	Hewlett Packard Enterprise Co.	591,661
47,030	HP Inc.	878,520
3,855	NCR Corp.*	117,963
7,943	NetApp Inc.	470,226
4,988	Pure Storage Inc., Class A Shares*	79,110
72,966	Western Digital Corp.	2,715,795
6,330	Xerox Corp.	193,761

	Total Technology Hardware, Storage & Peripherals	32,740,237

	TOTAL INFORMATION TECHNOLOGY	313,943,539

MATERIALS - 3.2%
Chemicals - 2.0%
6,524	Air Products & Chemicals Inc.	1,328,221
3,155	Albemarle Corp.	199,711
1,889	Ashland Global Holdings Inc.	141,429
6,581	Axalta Coating Systems Ltd.*	154,719
1,796	Cabot Corp.	71,732
50,900	Celanese Corp., Class A Shares	4,831,937
6,994	CF Industries Holdings Inc.	281,439
5,188	Chemours Co. (The)	109,415
22,903	Dow Inc.	1,070,944
265,447	DowDuPont Inc.	8,101,442
4,275	Eastman Chemical Co.	277,533
20,935	Ecolab Inc.	3,853,924
6,679	Element Solutions Inc.*	63,183
4,066	FMC Corp.	298,648

[753983.TX]17

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.2% - (continued)
Chemicals - 2.0% - (continued)
6,701	Huntsman Corp.	$116,396
2,930	International Flavors & Fragrances Inc.	396,781
28,219	Linde PLC	5,094,940
9,374	LyondellBasell Industries NV, Class A Shares	696,020
10,650	Mosaic Co. (The)	228,656
234	NewMarket Corp.	90,558
4,873	Olin Corp.	95,560
7,264	PPG Industries Inc.	760,178
3,982	RPM International Inc.	213,117
1,020	Scotts Miracle-Gro Co. (The)	91,321
2,470	Sherwin-Williams Co. (The)	1,036,041
5,782	Valvoline Inc.	100,896
1,104	Westlake Chemical Corp.	63,248
1,990	WR Grace & Co.	140,255

	Total Chemicals	29,908,244

Construction Materials - 0.5%
1,405	Eagle Materials Inc.	120,914
1,905	Martin Marietta Materials Inc.	401,002
59,738	Vulcan Materials Co.	7,461,874

	Total Construction Materials	7,983,790

Containers & Packaging - 0.5%
1,936	AptarGroup Inc.	219,291
2,661	Avery Dennison Corp.	276,904
9,769	Ball Corp.	599,719
2,799	Bemis Co., Inc.	163,322
3,850	Berry Global Group Inc.*	181,027
48,734	Crown Holdings Inc.*	2,701,326
9,380	Graphic Packaging Holding Co.	121,940
12,397	International Paper Co.	514,104
56,938	Owens-Illinois Inc.	911,008
2,656	Packaging Corp. of America	236,596
4,740	Sealed Air Corp.	198,606
2,343	Silgan Holdings Inc.	67,923
2,921	Sonoco Products Co.	180,605
7,617	WestRock Co.	248,314

	Total Containers & Packaging	6,620,685

Metals & Mining - 0.2%
5,826	Alcoa Corp.*	123,453
43,914	Freeport-McMoRan Inc.	426,405
24,532	Newmont Goldcorp Corp.	811,764
9,527	Nucor Corp.	457,296
2,070	Reliance Steel & Aluminum Co.	172,369
1,976	Royal Gold Inc.	173,868
2,499	Southern Copper Corp.	84,291
6,671	Steel Dynamics Inc.	167,776
5,189	United States Steel Corp.(a)	61,334

	Total Metals & Mining	2,478,556

Paper & Forest Products - 0.0%
1,892	Domtar Corp.	79,559

	TOTAL MATERIALS	47,070,834

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
3,340	Alexandria Real Estate Equities Inc.	489,009
4,129	American Campus Communities Inc.	191,255
7,835	American Homes 4 Rent, Class A Shares	191,252
13,126	American Tower Corp.	2,740,315
4,377	Apartment Investment & Management Co., Class A Shares	218,631
6,567	Apple Hospitality REIT Inc.	101,394
4,071	AvalonBay Communities Inc.	826,454
4,684	Boston Properties Inc.	612,808

[753983.TX]18

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.7% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.7% - (continued)
5,324	Brandywine Realty Trust	$80,446
8,712	Brixmor Property Group Inc.	149,411
3,806	Brookfield Property REIT Inc., Class A Shares	70,183
2,732	Camden Property Trust	282,379
15,766	Colony Capital Inc.	81,826
3,586	Columbia Property Trust Inc.	76,669
1,103	CoreSite Realty Corp.	128,742
2,886	Corporate Office Properties Trust	80,346
12,389	Crown Castle International Corp.	1,610,694
5,631	CubeSmart	189,877
3,175	CyrusOne Inc.	187,452
6,042	Digital Realty Trust Inc.	711,264
4,678	Douglas Emmett Inc.	188,477
10,304	Duke Realty Corp.	310,047
4,296	Empire State Realty Trust Inc., Class A Shares	65,987
2,164	EPR Properties	169,008
7,582	Equinix Inc.	3,683,260
3,561	Equity Commonwealth	115,982
2,596	Equity LifeStyle Properties Inc.	315,829
117,231	Equity Residential	8,976,378
1,994	Essex Property Trust Inc.	581,730
3,698	Extra Space Storage Inc.	396,278
2,077	Federal Realty Investment Trust	271,526
5,644	Gaming and Leisure Properties Inc.	222,882
14,270	HCP Inc.	452,502
6,097	Healthcare Trust of America Inc., Class A Shares	175,533
3,080	Highwoods Properties Inc.	135,089
4,714	Hospitality Properties Trust	117,237
22,216	Host Hotels & Resorts Inc.	402,332
4,784	Hudson Pacific Properties Inc.	159,833
8,858	Invitation Homes Inc.	227,030
8,617	Iron Mountain Inc.	264,111
3,340	JBG SMITH Properties	131,897
2,901	Kilroy Realty Corp.	213,833
12,660	Kimco Realty Corp.	220,284
2,524	Lamar Advertising Co., Class A Shares	197,402
4,487	Liberty Property Trust	212,998
1,390	Life Storage Inc.	133,829
4,219	Macerich Co. (The)	153,276
11,192	Medical Properties Trust Inc.	198,994
3,289	Mid-America Apartment Communities Inc.	375,538
4,804	National Retail Properties Inc.	257,158
5,934	Omega Healthcare Investors Inc.	211,369
4,199	Outfront Media Inc.	103,505
6,198	Paramount Group Inc.	88,321
6,160	Park Hotels & Resorts Inc.	170,139
18,648	Prologis Inc.	1,373,798
4,401	Public Storage	1,046,910
3,908	Rayonier Inc.	110,010
8,668	Realty Income Corp.	607,453
4,353	Regency Centers Corp.	287,124
6,518	Retail Properties of America Inc., Class A Shares	77,499
552	Retail Value Inc.	17,620
3,275	SBA Communications Corp., Class A Shares*	708,743
7,126	Senior Housing Properties Trust	56,153
9,220	Simon Property Group Inc.	1,494,470
4,627	SITE Centers Corp.	59,087
2,498	SL Green Realty Corp.	214,828
2,596	Spirit Realty Capital Inc.	110,745
5,833	STORE Capital Corp.	199,605

[753983.TX]19

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.7% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.7% - (continued)
2,551	Sun Communities Inc.	$322,115
1,860	Taubman Centers Inc.	82,510
8,188	UDR Inc.	366,659
4,745	Uniti Group Inc.	45,599
10,464	Ventas Inc.	672,835
29,408	VEREIT Inc.	261,143
12,160	VICI Properties Inc.	269,709
5,005	Vornado Realty Trust	331,481
3,622	Weingarten Realty Investors	102,140
10,999	Welltower Inc.	893,339
22,639	Weyerhaeuser Co.	516,169
4,817	WP Carey Inc.	399,859

	Total Equity Real Estate Investment Trusts (REITs)	39,547,604

Real Estate Management & Development - 0.0%
9,632	CBRE Group Inc., Class A Shares*	440,183
1,168	Howard Hughes Corp. (The)*	120,117
1,355	Jones Lang LaSalle Inc.	168,630
3,371	Realogy Holdings Corp.	23,900

	Total Real Estate Management & Development	752,830

	TOTAL REAL ESTATE	40,300,434

UTILITIES - 2.2%
Electric Utilities - 1.5%
7,164	Alliant Energy Corp.	340,003
14,667	American Electric Power Co., Inc.	1,263,122
1,700	Avangrid Inc.	85,102
21,342	Duke Energy Corp.	1,827,089
130,088	Edison International	7,723,325
5,483	Entergy Corp.	532,235
7,674	Evergy Inc.	446,166
9,557	Eversource Energy	705,689
28,813	Exelon Corp.	1,385,329
14,304	FirstEnergy Corp.	589,897
3,142	Hawaiian Electric Industries Inc.	130,519
14,291	NextEra Energy Inc.	2,832,619
5,952	OGE Energy Corp.	247,365
15,677	PG&E Corp.*	268,077
3,384	Pinnacle West Capital Corp.	317,791
21,201	PPL Corp.	630,942
30,793	Southern Co. (The)	1,647,425
15,024	Xcel Energy Inc.	861,476

	Total Electric Utilities	21,834,171

Gas Utilities - 0.0%
3,433	Atmos Energy Corp.	349,479
2,461	National Fuel Gas Co.	131,196
5,241	UGI Corp.	270,488

	Total Gas Utilities	751,163

Independent Power and Renewable Electricity Producers - 0.1%
20,048	AES Corp.	316,759
8,784	NRG Energy Inc.	299,007
11,989	Vistra Energy Corp.	282,461

	Total Independent Power and Renewable Electricity Producers	898,227

Multi-Utilities - 0.5%
7,372	Ameren Corp.	540,662
15,214	CenterPoint Energy Inc.	432,686
8,543	CMS Energy Corp.	479,348
9,377	Consolidated Edison Inc.	809,235
22,779	Dominion Energy Inc.	1,712,525
5,306	DTE Energy Co.	665,744
5,807	MDU Resources Group Inc.	143,317
11,000	NiSource Inc.	306,350

[753983.TX]20

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 2.2% - (continued)
Multi-Utilities - 0.5% - (continued)
15,192		Public Service Enterprise Group Inc.	$892,682
8,113		Sempra Energy	1,066,454
9,278		WEC Energy Group Inc.	747,343

		Total Multi-Utilities	7,796,346

Water Utilities - 0.1%
5,321		American Water Works Co., Inc.	601,380
5,458		Aqua America Inc.	215,809

		Total Water Utilities	817,189

		TOTAL UTILITIES	32,097,096

		TOTAL COMMON STOCKS (Cost - $982,329,382)	1,410,659,509

CLOSED END MUTUAL FUND SECURITY - 2.4%
FINANCIALS - 2.4%
Capital Markets - 2.4%
675,204		iShares Core S&P U.S. Value, Common Class (Cost - $38,378,528)	35,569,747

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,020,707,910)	1,446,229,256

Face Amount†
SHORT-TERM INVESTMENTS (c) - 2.7%
MONEY MARKET FUND - 0.4%
$5,749,694		Invesco STIT - Government & Agency Portfolio, 2.300%, Institutional Class(d) (Cost - $5,749,694)	5,749,694

TIME DEPOSITS - 2.3%
1,915,224		ANZ National Bank - London, 1.740% due 6/3/19	1,915,224
4,134,475		Banco Santander SA - Frankfurt, 1.740% due 6/3/19	4,134,475
1,124,451		Barclays Bank PLC - London, 1.740% due 6/3/19	1,124,451
14,293	CAD	BBH - Grand Cayman, 0.790% due 6/3/19	10,574
3,665,077		Citibank - New York, 1.740% due 6/3/19	3,665,077
7,692,658		JPMorgan Chase & Co. - New York, 1.740% due 6/3/19	7,692,658
15,193,870		Standard Chartered Bank - London, 1.740% due 6/3/19	15,193,870

		TOTAL TIME DEPOSITS (Cost - $33,736,329)	33,736,329

		TOTAL SHORT-TERM INVESTMENTS (Cost - $39,486,023)	39,486,023

		TOTAL INVESTMENTS - 99.9% (Cost - $1,060,193,933)	1,485,715,279

		Other Assets in Excess of Liabilities - 0.1%	1,921,510

		TOTAL NET ASSETS - 100.0%	$1,487,636,789

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As of May 31, 2019, total cost and total market value of affiliated securities amounted to $876,827 and $1,476,803, respectively.

Underlying Security	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized (Depreciation)	Dividend/Interest Income	Ending Value as of May 31, 2019
Morgan Stanley	$1,898,462	$—	$(113,550)	$51,099	$(359,208)	$33,198	$1,476,803

(c)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.3%.
(d)	Represents investment of collateral received from securities lending transactions.

At May 31, 2019, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Equity Fund	$1,060,193,933	$490,851,407	$(65,586,755)	$425,264,652

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	21.1%
Health Care	15.8
Financials	14.2
Consumer Discretionary	9.7
Industrials	9.0
Communication Services	8.7
Consumer Staples	5.8
Energy	4.9
Materials	3.2
Real Estate	2.7
Utilities	2.2
Short-Term Investments	2.7

100.0%

^	As a percentage of total investments.

[753983.TX]21

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At May 31, 2019, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	62	6/19	$8,749,441	$8,532,750	$(216,691)
S&P MidCap 400 E-mini Index June Futures	4	6/19	764,083	724,080	(40,003)

					$(256,694)

At May 31, 2019, Large Cap Equity Fund had deposited cash of $416,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

[753983.TX]22

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.4%
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.2%
380	ATN International Inc.	$22,230
1,656	Cincinnati Bell Inc.*	10,599
1,691	Cogent Communications Holdings Inc.	98,924
2,504	Consolidated Communications Holdings Inc.	10,016
3,297	Frontier Communications Corp.*(a)	6,198
2,206	Intelsat SA*	39,818
3,726	Iridium Communications Inc.*	79,848
695	Ooma Inc.*	8,027
3,059	ORBCOMM Inc.*	20,434
400	pdvWireless Inc.*	19,500
8,643	Vonage Holdings Corp.*	102,333
8,256	Zayo Group Holdings Inc.*	269,971

	Total Diversified Telecommunication Services	687,898

Entertainment - 0.7%
1,941	AMC Entertainment Holdings Inc., Class A Shares	23,253
4,138	Cinemark Holdings Inc.	157,203
1,517	Eros International PLC*	11,726
4,420	Glu Mobile Inc.*	35,271
2,094	IMAX Corp.*	45,565
367	Liberty Media Corp-Liberty Braves, Class A Shares*	9,740
1,316	Liberty Media Corp-Liberty Braves, Class C Shares*	35,019
895	Liberty Media Corp-Liberty Formula One, Class A Shares*	32,596
7,697	Liberty Media Corp-Liberty Formula One, Class C Shares*	287,329
1,936	Lions Gate Entertainment Corp., Class A Shares	28,595
3,800	Lions Gate Entertainment Corp., Class B Shares	52,288
5,323	Live Nation Entertainment Inc.*	323,745
1,068	LiveXLive Media Inc.*(a)	4,037
3,070	Madison Square Garden Co. (The), Class A Shares*	908,229
804	Marcus Corp. (The)	28,108
609	Reading International Inc., Class A Shares*	8,033
699	Rosetta Stone Inc.*	17,237
7,951	World Wrestling Entertainment Inc., Class A Shares	578,356
29,541	Zynga Inc., Class A Shares*	185,813

	Total Entertainment	2,772,143

Interactive Media & Services - 0.2%
735	Care.com Inc.*	10,503
1,930	Cargurus Inc., Class A Shares*	65,929
2,700	Cars.com Inc.*	57,159
2,650	Liberty TripAdvisor Holdings Inc., Class A Shares*	28,222
2,029	Match Group Inc.(a)	139,291
2,635	Meet Group Inc. (The)*	10,197
1,616	QuinStreet Inc.*	24,773
118	Travelzoo*	2,007
4,031	TripAdvisor Inc.*	170,390
3,426	TrueCar Inc.*	22,338
3,134	Yelp Inc., Class A Shares*	96,308
2,245	Zillow Group Inc., Class A Shares*	95,031
4,629	Zillow Group Inc., Class C Shares*(a)	199,140

	Total Interactive Media & Services	921,288

Media - 0.9%
1,696	AMC Networks Inc., Class A Shares*	89,498
444	Beasley Broadcast Group Inc., Class A Shares	1,408
175	Boston Omaha Corp., Class A Shares*(a)	4,223
165	Cable One Inc.	184,313
175	Cardlytics Inc.*	4,016

[753983.TX]23

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.1% - (continued)
Media - 0.9% - (continued)
3,403	Central European Media Enterprises Ltd., Class A Shares*	$12,489
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares*	7,315
13,500	Criteo SA, ADR*	247,860
40	Daily Journal Corp.*	8,596
930	Emerald Expositions Events Inc.	10,881
5,132	Entercom Communications Corp., Class A Shares	29,714
2,331	Entravision Communications Corp., Class A Shares	6,853
1,633	EW Scripps Co. (The), Class A Shares	24,854
1,267	Fluent Inc.*	6,183
4,399	Gannett Co., Inc.	34,576
3,937	GCI Liberty Inc., Class A Shares*	228,700
3,072	Gray Television Inc.*	52,931
634	Hemisphere Media Group Inc., Class A Shares*	8,559
14,810	Interpublic Group of Cos., Inc. (The)	314,268
5,889	John Wiley & Sons Inc., Class A Shares	246,043
1,808	Liberty Latin America Ltd., Class A Shares*	30,826
4,304	Liberty Latin America Ltd., Class C Shares*	73,986
526	Loral Space & Communications Inc.*	17,831
2,388	MDC Partners Inc., Class A Shares*	6,686
1,528	Meredith Corp.	79,105
14,796	MSG Networks Inc., Class A Shares*	312,344
2,889	National CineMedia Inc.	18,923
2,428	New Media Investment Group Inc.	22,411
5,048	New York Times Co. (The), Class A Shares	160,627
5,108	Nexstar Media Group Inc., Class A Shares	511,566
152	Saga Communications Inc., Class A Shares	4,423
1,131	Scholastic Corp.	37,425
2,596	Sinclair Broadcast Group Inc., Class A Shares	139,353
802	TechTarget Inc.*	15,158
8,337	TEGNA Inc.	126,222
3,391	Tribune Media Co., Class A Shares	157,003
653	Tribune Publishing Co.*	6,413
1,084	WideOpenWest Inc.*	8,087

	Total Media	3,251,669

Wireless Telecommunication Services - 0.1%
1,519	Boingo Wireless Inc.*	28,709
2,063	Gogo Inc.*	10,088
3,326	NII Holdings Inc.*	6,320
1,828	Shenandoah Telecommunications Co.	73,504
703	Spok Holdings Inc.	10,861
3,871	Telephone & Data Systems Inc.	111,524
482	United States Cellular Corp.*	20,991

	Total Wireless Telecommunication Services	261,997

	TOTAL COMMUNICATION SERVICES	7,894,995

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.3%
3,630	Adient PLC	62,654
4,300	American Axle & Manufacturing Holdings Inc.*	43,473
3,380	Autoliv Inc.	208,107
1,957	Cooper Tire & Rubber Co.	53,974
696	Cooper-Standard Holdings Inc.*	26,907
5,634	Dana Inc.	82,200
1,030	Dorman Products Inc.*	84,110
1,386	Fox Factory Holding Corp.*	92,890
10,144	Gentex Corp.	216,676
1,346	Gentherm Inc.*	50,313
9,013	Goodyear Tire & Rubber Co. (The)	120,864
942	LCI Industries	78,064
1,855	Modine Manufacturing Co.*	23,837
780	Motorcar Parts of America Inc.*	13,814

[753983.TX]24

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Auto Components - 0.3% - (continued)
448	Shiloh Industries Inc.*	$1,810
830	Standard Motor Products Inc.	35,175
1,018	Stoneridge Inc.*	26,498
815	Superior Industries International Inc.	3,007
1,888	Tenneco Inc., Class A Shares	18,767
706	Tower International Inc.	12,306
1,133	Visteon Corp.*	50,430

	Total Auto Components	1,305,876

Automobiles - 0.1%
6,300	Harley-Davidson Inc.	206,136
30	Tesla Inc.*(a)	5,555
1,948	Thor Industries Inc.	100,595
1,214	Winnebago Industries Inc.	39,018

	Total Automobiles	351,304

Distributors - 0.1%
1,756	Core-Mark Holding Co., Inc.	64,761
400	Funko Inc., Class A Shares*	8,304
1,521	Pool Corp.	273,445
241	Weyco Group Inc.	6,030

	Total Distributors	352,540

Diversified Consumer Services - 0.9%
2,218	Adtalem Global Education Inc.*	97,503
599	American Public Education Inc.*	16,760
6,269	Bright Horizons Family Solutions Inc.*	859,229
2,615	Career Education Corp.*	49,084
581	Carriage Services Inc., Class A Shares	10,586
4,167	Chegg Inc.*	156,096
3,276	frontdoor Inc.*	131,728
160	Graham Holdings Co., Class B Shares	108,886
1,820	Grand Canyon Education Inc.*	218,145
7,901	H&R Block Inc.	207,401
3,761	Houghton Mifflin Harcourt Co.*	21,212
1,447	K12 Inc.*	44,235
3,612	Laureate Education Inc., Class A Shares*	58,009
1,186	Regis Corp.*	22,107
6,689	Service Corp. International	293,446
5,236	ServiceMaster Global Holdings Inc.*	282,744
1,318	Sotheby’s*	44,430
4,452	Strategic Education Inc.	783,507
1,523	Weight Watchers International Inc.*	26,333

	Total Diversified Consumer Services	3,431,441

Hotels, Restaurants & Leisure - 1.6%
9,447	Aramark	328,661
2,447	BBX Capital Corp., Class A Shares	10,008
4	Biglari Holdings Inc., Class A Shares*	1,958
43	Biglari Holdings Inc., Class B Shares*	3,896
817	BJ’s Restaurants Inc.	34,224
3,204	Bloomin’ Brands Inc.	61,869
324	Bluegreen Vacations Corp.	2,534
3,168	Boyd Gaming Corp.	75,779
1,452	Brinker International Inc.	54,552
22,075	Caesars Entertainment Corp.*	194,039
1,274	Carrols Restaurant Group Inc.*	10,855
1,025	Century Casinos Inc.*	8,959
1,601	Cheesecake Factory Inc. (The)	69,243
1,304	Choice Hotels International Inc.	107,306
1,351	Churchill Downs Inc.	133,182
618	Chuy’s Holdings Inc.*	13,670
738	Cracker Barrel Old Country Store Inc.	115,932
1,499	Dave & Buster’s Entertainment Inc.	74,560

[753983.TX]25

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Hotels, Restaurants & Leisure - 1.6% - (continued)
1,362	Del Frisco’s Restaurant Group Inc.*	$9,343
1,108	Del Taco Restaurants Inc.*	11,989
2,380	Denny’s Corp.*	46,838
647	Dine Brands Global Inc.	61,090
1,600	Domino’s Pizza Inc.	447,200
2,117	Drive Shack Inc.*	9,632
3,199	Dunkin’ Brands Group Inc.	237,430
740	El Pollo Loco Holdings Inc.*	7,755
15,304	Eldorado Resorts Inc.*	752,498
163	Empire Resorts Inc.*(a)	1,990
2,518	Everi Holdings Inc.*	28,051
7,336	Extended Stay America Inc.	125,739
893	Fiesta Restaurant Group Inc.*	12,663
660	Golden Entertainment Inc.*	8,514
705	Habit Restaurants Inc. (The), Class A Shares*	7,191
3,781	Hilton Grand Vacations Inc.*	96,113
1,526	Hyatt Hotels Corp., Class A Shares	110,238
18,933	International Game Technology PLC	246,129
924	International Speedway Corp., Class A Shares	41,358
603	J Alexander’s Holdings Inc.*	6,344
1,013	Jack in the Box Inc.	84,282
892	Lindblad Expeditions Holdings Inc.*	14,557
1,498	Marriott Vacations Worldwide Corp.	134,670
453	Monarch Casino & Resort Inc.*	19,493
109	Nathan’s Famous Inc.	7,368
502	Noodles & Co., Class A Shares*	3,630
861	Papa John’s International Inc.	41,733
4,233	Penn National Gaming Inc.*	79,792
3,391	Planet Fitness Inc., Class A Shares*	259,310
916	PlayAGS Inc.*	17,532
807	Potbelly Corp.*	4,059
336	RCI Hospitality Holdings Inc.	5,463
657	Red Lion Hotels Corp.*	4,980
462	Red Robin Gourmet Burgers Inc.*	11,818
2,682	Red Rock Resorts Inc., Class A Shares	56,000
1,138	Ruth’s Hospitality Group Inc.	26,026
2,156	Scientific Games Corp., Class A Shares*	41,180
17,619	SeaWorld Entertainment Inc.*	563,808
957	Shake Shack Inc., Class A Shares*	58,712
2,791	Six Flags Entertainment Corp.	137,764
346	Speedway Motorsports Inc.	6,283
2,600	Texas Roadhouse Inc., Class A Shares	133,276
677	Town Sports International Holdings Inc.*	1,740
1,549	Vail Resorts Inc.	333,205
7,162	Wendy’s Co. (The)	131,709
1,118	Wingstop Inc.	89,082
3,700	Wyndham Destinations Inc.	147,186
3,795	Wyndham Hotels & Resorts Inc.	202,425

	Total Hotels, Restaurants & Leisure	6,186,415

Household Durables - 1.1%
339	Bassett Furniture Industries Inc.	4,980
1,023	Beazer Homes USA Inc.*	9,289
334	Cavco Industries Inc.*	47,962
1,036	Century Communities Inc.*	27,661
861	Ethan Allen Interiors Inc.	18,270
295	Flexsteel Industries Inc.	5,059
4,495	GoPro Inc., Class A Shares*	28,319
917	Green Brick Partners Inc.*	7,969
230	Hamilton Beach Brands Holding Co., Class A Shares	4,023
988	Helen of Troy Ltd.*	132,007

[753983.TX]26

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Household Durables - 1.1% - (continued)
439	Hooker Furniture Corp.	$11,778
206	Hovnanian Enterprises Inc., Class A Shares*	1,957
821	Installed Building Products Inc.*	42,232
1,035	iRobot Corp.*	90,159
3,334	KB Home	83,783
1,797	La-Z-Boy Inc.	57,845
284	Legacy Housing Corp.*	3,669
5,051	Leggett & Platt Inc.	179,361
715	LGI Homes Inc.*	48,763
440	Lifetime Brands Inc.	3,432
232	Lovesac Co. (The)*	8,364
1,066	M/I Homes Inc.*	29,187
1,850	MDC Holdings Inc.	58,146
1,468	Meritage Homes Corp.*	73,547
522	New Home Co., Inc. (The)*	2,062
19,014	Newell Brands Inc.	255,168
120	NVR Inc.*	384,188
9,661	PulteGroup Inc.	299,491
1,666	Roku Inc., Class A Shares*	150,606
1,343	Skyline Champion Corp.	31,413
708	Sonos Inc.*	7,186
4,467	Taylor Morrison Home Corp., Class A Shares*	89,206
9,495	Tempur Sealy International Inc.*	605,876
5,200	Toll Brothers Inc.	180,804
13,695	TopBuild Corp.*	1,085,603
5,512	TRI Pointe Group Inc.*	67,798
1,910	Tupperware Brands Corp.	35,564
230	Turtle Beach Corp.*(a)	1,914
483	Universal Electronics Inc.*	19,025
1,091	Vuzix Corp.*(a)	2,269
1,194	William Lyon Homes, Class A Shares*	22,137
1,005	ZAGG Inc.*	6,693

	Total Household Durables	4,224,765

Internet & Direct Marketing Retail - 0.3%
954	1-800-Flowers.com Inc., Class A Shares*	17,420
317	Duluth Holdings Inc., Class B Shares*	4,739
4,588	Etsy Inc.*	285,878
379	Gaia Inc., Class A Shares*	2,816
17,484	Groupon Inc., Class A Shares*	61,719
3,495	GrubHub Inc.*(a)	227,699
409	Lands’ End Inc.*	5,059
584	Leaf Group Ltd.*	4,199
2,100	Liberty Expedia Holdings Inc., Class A Shares*	86,583
1,072	Liquidity Services Inc.*	6,025
774	Overstock.com Inc.*(a)	7,392
823	PetMed Express Inc.(a)	14,378
3,192	Quotient Technology Inc.*	33,740
1,245	Remark Holdings Inc.*	1,245
1,307	Shutterfly Inc.*	62,056
703	Shutterstock Inc.	26,756
635	Stamps.com Inc.*	21,298
2,209	Wayfair Inc., Class A Shares*	318,118

	Total Internet & Direct Marketing Retail	1,187,120

Leisure Products - 0.2%
1,452	Acushnet Holdings Corp.	34,107
2,245	American Outdoor Brands Corp.*	18,836
3,363	Brunswick Corp.	139,497
3,652	Callaway Golf Co.	53,684
633	Clarus Corp.	8,071
544	Escalade Inc.	6,055

[753983.TX]27

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Leisure Products - 0.2% - (continued)
187	Johnson Outdoors Inc., Class A Shares	$13,802
819	Malibu Boats Inc., Class A Shares*	29,402
338	Marine Products Corp.	4,678
766	MasterCraft Boat Holdings Inc.*	15,213
13,337	Mattel Inc.*(a)	131,369
1,140	Nautilus Inc.*	3,067
2,269	Polaris Industries Inc.	181,248
656	Sturm Ruger & Co., Inc.	32,610
2,132	Vista Outdoor Inc.*	16,352
1,025	YETI Holdings Inc.*(a)	24,518

	Total Leisure Products	712,509

Multiline Retail - 0.2%
1,553	Big Lots Inc.	42,863
455	Dillard’s Inc., Class A Shares	25,780
11,493	JC Penney Co., Inc.*(a)	9,769
6,339	Kohl’s Corp.	312,640
4,561	Nordstrom Inc.(a)	142,759
1,911	Ollie’s Bargain Outlet Holdings Inc.*	188,654

	Total Multiline Retail	722,465

Specialty Retail - 2.1%
2,665	Aaron’s Inc.	141,938
2,542	Abercrombie & Fitch Co., Class A Shares	43,977
32,443	American Eagle Outfitters Inc.	564,508
225	America’s Car-Mart Inc.*	19,372
747	Asbury Automotive Group Inc.*	55,420
6,121	Ascena Retail Group Inc.*	6,427
1,759	At Home Group Inc.*	33,509
2,139	AutoNation Inc.*	84,426
1,375	Barnes & Noble Education Inc.*	4,359
2,189	Barnes & Noble Inc.	9,610
5,077	Bed Bath & Beyond Inc.(a)	64,427
625	Big 5 Sporting Goods Corp.(a)	1,250
1,060	Boot Barn Holdings Inc.*	27,698
1,051	Buckle Inc. (The)(a)	15,818
2,577	Burlington Stores Inc.*	403,507
1,638	Caleres Inc.	30,893
1,173	Camping World Holdings Inc., Class A Shares(a)	12,352
12,982	CarMax Inc.*	1,016,231
1,246	Carvana Co., Class A Shares*	72,118
835	Cato Corp. (The), Class A Shares	10,346
41,407	Chico’s FAS Inc.	139,542
4,807	Children’s Place Inc. (The)(a)	445,417
480	Citi Trends Inc.	6,566
692	Conn’s Inc.*	12,421
550	Container Store Group Inc. (The)*	3,866
17,631	Designer Brands Inc., Class A Shares	318,945
2,763	Dick’s Sporting Goods Inc.	95,351
31,186	Express Inc.*	93,870
7,528	Five Below Inc.*	969,079
2,255	Floor & Decor Holdings Inc., Class A Shares*	80,098
4,335	Foot Locker Inc.	170,582
1,321	Francesca’s Holdings Corp.*	629
3,928	GameStop Corp., Class A Shares	29,774
723	Genesco Inc.*	32,521
2,827	GNC Holdings Inc., Class A Shares*(a)	3,958
719	Group 1 Automotive Inc.	51,905
2,247	Guess? Inc.	36,334
621	Haverty Furniture Cos., Inc.	10,812
705	Hibbett Sports Inc.*	15,595
1,489	Hudson Ltd., Class A Shares*	20,221

[753983.TX]28

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 7.8% - (continued)
Specialty Retail - 2.1% - (continued)
421	J. Jill Inc.	$623
609	Kirkland’s Inc.*	2,454
857	Lithia Motors Inc., Class A Shares	97,827
1,030	Lumber Liquidators Holdings Inc.*(a)	9,878
737	MarineMax Inc.*	11,482
3,489	Michaels Cos., Inc. (The)*	31,785
12,804	Monro Inc.	1,020,607
1,172	Murphy USA Inc.*	94,065
2,351	National Vision Holdings Inc.*	64,018
144,942	Office Depot Inc.	284,086
51,360	Party City Holdco Inc.*	405,744
1,356	Penske Automotive Group Inc.	57,928
2,593	Pier 1 Imports Inc.*	1,503
1,720	Rent-A-Center Inc.*	41,039
733	RH*(a)	62,415
18,497	RTW RetailWinds Inc.*	35,329
4,652	Sally Beauty Holdings Inc.*	70,617
395	Shoe Carnival Inc.	10,148
2,029	Signet Jewelers Ltd.	38,267
1,252	Sleep Number Corp.*	43,582
847	Sonic Automotive Inc., Class A Shares	14,763
1,261	Sportsman’s Warehouse Holdings Inc.*	4,640
1,797	Tailored Brands Inc.	9,452
1,600	Tile Shop Holdings Inc.	6,688
777	Tilly’s Inc., Class A Shares	6,061
2,883	Urban Outfitters Inc.*	64,781
3,105	Williams-Sonoma Inc.	181,642
88	Winmark Corp.	14,506
780	Zumiez Inc.*	15,428

	Total Specialty Retail	7,857,030

Textiles, Apparel & Luxury Goods - 0.9%
5,424	Capri Holdings Ltd.*	176,172
9,313	Carter’s Inc.	783,316
1,158	Columbia Sportswear Co.	108,597
2,579	Crocs Inc.*	49,826
446	Culp Inc.	7,685
1,120	Deckers Outdoor Corp.*	170,352
1,640	Fossil Group Inc.*	16,056
1,678	G-III Apparel Group Ltd.*	43,175
13,856	Hanesbrands Inc.	205,762
558	Movado Group Inc.	14,374
654	Oxford Industries Inc.	46,591
2,019	Ralph Lauren Corp., Class A Shares	212,257
212	Rocky Brands Inc.	5,186
5,050	Skechers U.S.A. Inc., Class A Shares*	141,046
3,347	Steven Madden Ltd.	101,280
332	Superior Group of Cos., Inc.	5,315
507	Unifi Inc.*	9,557
769	Vera Bradley Inc.*	8,421
42,778	Wolverine World Wide Inc.	1,195,217

	Total Textiles, Apparel & Luxury Goods	3,300,185

	TOTAL CONSUMER DISCRETIONARY	29,631,650

CONSUMER STAPLES - 2.5%
Beverages - 0.1%
317	Boston Beer Co., Inc. (The), Class A Shares*	99,633
4,387	Brown-Forman Corp., Class B Shares	219,262
3,526	Castle Brands Inc.*	1,745
541	Celsius Holdings Inc.*(a)	2,164
181	Coca-Cola Consolidated Inc.	54,664
473	Craft Brew Alliance Inc.*	6,532

[753983.TX]29

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 2.5% - (continued)
Beverages - 0.1% - (continued)
498	MGP Ingredients Inc.(a)	$29,985
467	National Beverage Corp.	21,085
1,176	Primo Water Corp.*	13,571

	Total Beverages	448,641

Food & Staples Retailing - 0.3%
1,069	Andersons Inc. (The)	29,045
4,907	BJ’s Wholesale Club Holdings Inc.*	122,577
1,403	Casey’s General Stores Inc.	181,099
874	Chefs’ Warehouse Inc. (The)*	27,679
574	Ingles Markets Inc., Class A Shares	17,111
321	Natural Grocers by Vitamin Cottage Inc.*	3,297
3,916	Performance Food Group Co.*	154,095
874	PriceSmart Inc.	42,476
1,865	Rite Aid Corp.*(a)	14,286
986	Smart & Final Stores Inc.*	6,419
1,330	SpartanNash Co.	15,348
4,874	Sprouts Farmers Market Inc.*	97,724
3,031	Sysco Corp.	208,593
1,879	United Natural Foods Inc.*	19,072
8,318	US Foods Holding Corp.*	287,470
361	Village Super Market Inc., Class A Shares	9,559
366	Weis Markets Inc.	13,835

	Total Food & Staples Retailing	1,249,685

Food Products - 1.5%
87	Alico Inc.	2,242
2,535	B&G Foods Inc.(a)	55,643
608	Calavo Growers Inc.	53,170
27,913	Cal-Maine Foods Inc.	1,033,339
6,302	Darling Ingredients Inc.*	119,108
3,413	Dean Foods Co.	3,754
410	Farmer Brothers Co.*	7,511
6,933	Flowers Foods Inc.	155,091
1,201	Fresh Del Monte Produce Inc.	30,049
1,025	Freshpet Inc.*	47,632
22,665	Hain Celestial Group Inc. (The)*	462,139
3,851	Hostess Brands Inc., Class A Shares*	51,565
2,560	Ingredion Inc.	194,970
576	J&J Snack Foods Corp.	92,650
339	John B Sanfilippo & Son Inc.	25,984
5,646	Lamb Weston Holdings Inc.	334,526
722	Lancaster Colony Corp.	103,845
1,096	Landec Corp.*	10,872
624	Limoneira Co.	11,825
2,050	Pilgrim’s Pride Corp.*	52,418
2,498	Post Holdings Inc.*	262,540
19,714	Salmar ASA, ADR*	222,965
12,956	Sanderson Farms Inc.	1,771,215
10	Seaboard Corp.	41,000
217	Seneca Foods Corp., Class A Shares*	5,360
2,354	Simply Good Foods Co. (The)*	50,587
610	Tootsie Roll Industries Inc.	23,156
11,204	TreeHouse Foods Inc.*	584,065

	Total Food Products	5,809,221

Household Products - 0.2%
1,995	Central Garden & Pet Co., Class A Shares*	52,067
2,441	Energizer Holdings Inc.	99,886
20,534	Henkel AG & Co. KGaA, ADR	441,892
141	Oil-Dri Corp. of America	4,144
1,572	Spectrum Brands Holdings Inc.	82,797
514	WD-40 Co.	80,354

	Total Household Products	761,140

[753983.TX]30

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 2.5% - (continued)
Personal Products - 0.4%
2,020	Edgewell Personal Care Co.*	$57,651
820	elf Beauty Inc.*	8,356
16,249	Herbalife Nutrition Ltd.*	678,883
671	Inter Parfums Inc.	43,467
449	Medifast Inc.	57,899
236	Natural Health Trends Corp.	2,402
462	Nature’s Sunshine Products Inc.*	4,449
8,087	Nu Skin Enterprises Inc., Class A Shares	377,582
325	Revlon Inc., Class A Shares*	6,883
492	USANA Health Sciences Inc.*	34,824

	Total Personal Products	1,272,396

Tobacco - 0.0%
3,975	22nd Century Group Inc.*(a)	7,592
288	Pyxus International Inc.*(a)	5,167
290	Turning Point Brands Inc.	14,277
955	Universal Corp.	53,977
4,051	Vector Group Ltd.	36,256

	Total Tobacco	117,269

	TOTAL CONSUMER STAPLES	9,658,352

ENERGY - 2.3%
Energy Equipment & Services - 0.9%
2,995	Apergy Corp.*	92,875
4,925	Archrock Inc.	43,685
733	Basic Energy Services Inc.*	1,400
2,377	C&J Energy Services Inc.*	28,144
1,470	Cactus Inc., Class A Shares*	47,848
891	CARBO Ceramics Inc.*	1,283
9,285	Core Laboratories NV	442,337
1,150	Covia Holdings Corp.*	3,347
992	Dawson Geophysical Co.*	2,222
2,433	Diamond Offshore Drilling Inc.*(a)	19,148
536	DMC Global Inc.	36,255
7,008	Dril-Quip Inc.*	289,080
852	Era Group Inc.*	6,262
1,217	Exterran Corp.*	16,795
40,641	Forum Energy Technologies Inc.*	155,249
2,779	Frank’s International NV*	15,813
1,479	FTS International Inc.*	9,096
5,441	Helix Energy Solutions Group Inc.*	36,781
4,087	Helmerich & Payne Inc.	199,895
1,645	Independence Contract Drilling Inc.*	3,274
8,838	ION Geophysical Corp.*	60,010
30,593	Keane Group Inc.*	224,553
356	Key Energy Services Inc.*(a)	605
750	KLX Energy Services Holdings Inc.*	14,775
1,737	Liberty Oilfield Services Inc., Class A Shares	22,147
496	Mammoth Energy Services Inc.	5,208
1,065	Matrix Service Co.*	19,276
34,060	McDermott International Inc.*	205,722
12,842	Nabors Industries Ltd.	30,307
415	Natural Gas Services Group Inc.*	6,320
258	NCS Multistage Holdings Inc.*	689
3,194	Newpark Resources Inc.*	22,326
648	Nine Energy Service Inc.*	10,951
9,245	Noble Corp. PLC*	17,935
17,625	Oceaneering International Inc.*	289,050
15,529	Oil States International Inc.*	258,403
25,605	Patterson-UTI Energy Inc.	272,181

[753983.TX]31

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.3% - (continued)
Energy Equipment & Services - 0.9% - (continued)
2,797	Pioneer Energy Services Corp.*	$881
1,399	Profire Energy Inc.*	2,098
2,776	ProPetro Holding Corp.*	53,910
429	RigNet Inc.*	3,578
29,730	RPC Inc.	221,191
656	SEACOR Holdings Inc.*	27,296
616	SEACOR Marine Holdings Inc.*	8,482
1,697	Select Energy Services Inc., Class A Shares*	18,158
1,101	Smart Sand Inc.*	3,666
1,094	Solaris Oilfield Infrastructure Inc., Class A Shares	15,568
51,244	Superior Energy Services Inc.*	83,015
49,351	TETRA Technologies Inc.*	76,001
1,193	Tidewater Inc.*	25,423
19,994	Transocean Ltd.*	123,963
3,056	US Silica Holdings Inc.	31,721

	Total Energy Equipment & Services	3,606,198

Oil, Gas & Consumable Fuels - 1.4%
6,058	Abraxas Petroleum Corp.*	5,786
55	Adams Resources & Energy Inc.	1,873
3,586	Alta Mesa Resources Inc., Class A Shares*	520
9,411	Antero Resources Corp.*	61,830
1,790	Approach Resources Inc.*	383
672	Arch Coal Inc., Class A Shares	59,237
1,070	Ardmore Shipping Corp.*	7,533
2,242	Berry Petroleum Corp.	24,102
704	Bonanza Creek Energy Inc.*	13,749
1,780	California Resources Corp.*	28,836
8,563	Callon Petroleum Co.*	53,519
3,394	Carrizo Oil & Gas Inc.*	34,551
25,843	Centennial Resource Development Inc., Class A Shares*	204,160
40,381	Chesapeake Energy Corp.*(a)	77,532
5,163	Clean Energy Fuels Corp.*	13,785
7,566	CNX Resources Corp.*	58,410
1,079	CONSOL Energy Inc.*	28,291
697	CVR Energy Inc.	29,602
3,145	Delek US Holdings Inc.	96,268
16,689	Denbury Resources Inc.*	24,032
3,544	DHT Holdings Inc.	19,705
1,083	Dorian LPG Ltd.*	7,646
660	Earthstone Energy Inc., Class A Shares*	3,610
3,416	Energy Fuels Inc.*(a)	9,292
969	Evolution Petroleum Corp.	5,921
4,151	Extraction Oil & Gas Inc.*(a)	14,072
3,136	Frontline Ltd.*	24,586
1,515	GasLog Ltd.	21,816
3,697	Golar LNG Ltd.	67,248
224	Goodrich Petroleum Corp.*	2,592
1,393	Green Plains Inc.	18,179
6,752	Gulfport Energy Corp.*	36,933
5,421	Halcon Resources Corp.*(a)	1,159
658	Hallador Energy Co.	3,724
4,080	HighPoint Resources Corp.*	7,630
6,159	HollyFrontier Corp.	233,919
782	International Seaways Inc.*	13,920
19	Isramco Inc.*	2,256
2,401	Jagged Peak Energy Inc.*	19,928
9,943	Kosmos Energy Ltd.	61,249
5,807	Laredo Petroleum Inc.*	15,330
2,021	Lilis Energy Inc.*	1,475
4,080	Matador Resources Co.*	67,075

[753983.TX]32

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.3% - (continued)
Oil, Gas & Consumable Fuels - 1.4% - (continued)
530	Midstates Petroleum Co., Inc.*	$3,546
206	Montage Resources Corp.*	1,609
6,348	Murphy Oil Corp.	157,748
175	NACCO Industries Inc., Class A Shares	8,743
14,632	Noble Energy Inc.	313,125
5,132	Nordic American Tankers Ltd.	10,469
6,961	Northern Oil and Gas Inc.*	13,852
10,480	Oasis Petroleum Inc.*	54,496
1,628	Overseas Shipholding Group Inc., Class A Shares*	2,442
616	Panhandle Oil and Gas Inc., Class A Shares	8,162
1,264	Par Pacific Holdings Inc.*	24,774
10,250	Parsley Energy Inc., Class A Shares*	182,757
20,576	PBF Energy Inc., Class A Shares	543,206
2,565	PDC Energy Inc.*	78,284
3,013	Peabody Energy Corp.	70,866
463	Penn Virginia Corp.*	14,121
52,912	QEP Resources Inc.*	365,622
33,176	Range Resources Corp.	259,436
1,338	Renewable Energy Group Inc.*	20,926
191	REX American Resources Corp.*	12,887
2,143	Ring Energy Inc.*	7,586
1,143	SandRidge Energy Inc.*	7,875
1,786	Scorpio Tankers Inc.	46,490
3,059	SemGroup Corp., Class A Shares	38,574
3,354	Ship Finance International Ltd.	41,523
220	SilverBow Resources Inc.*	3,139
4,341	SM Energy Co.	50,486
22,660	Southwestern Energy Co.*	81,349
9,380	SRC Energy Inc.*	44,461
715	Talos Energy Inc.*	16,688
8,762	Targa Resources Corp.	336,987
2,597	Teekay Corp.(a)	8,336
7,025	Teekay Tankers Ltd., Class A Shares*	7,868
3,415	Tellurian Inc.*(a)	26,261
5,946	Ultra Petroleum Corp.*	2,197
2,096	Unit Corp.*	20,164
5,949	Uranium Energy Corp.*(a)	8,031
3,477	W&T Offshore Inc.*	14,603
3,502	Whiting Petroleum Corp.*	64,367
2,580	World Fuel Services Corp.	75,181
68,497	WPX Energy Inc.*	737,028
2,293	Zion Oil & Gas Inc.*	1,031

	Total Oil, Gas & Consumable Fuels	5,270,560

	TOTAL ENERGY	8,876,758

FINANCIALS - 14.4%
Banks - 5.5%
350	1st Constitution Bancorp	6,531
591	1st Source Corp.	25,862
284	ACNB Corp.	10,139
409	Allegiance Bancshares Inc.*	13,276
405	Amalgamated Bank, Class A Shares	6,682
449	American National Bankshares Inc.	15,661
1,696	Ameris Bancorp	59,852
319	Ames National Corp.	8,390
444	Arrow Financial Corp.	14,283
6,366	Associated Banc-Corp.	126,110
987	Atlantic Capital Bancshares Inc.*	16,147
2,933	Atlantic Union Bankshares Corp.	94,736
57	Auburn National Bancorporation Inc.	1,959
1,610	Banc of California Inc.	21,300

[753983.TX]33

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.4% - (continued)
Banks - 5.5% - (continued)
730	BancFirst Corp.	$38,128
2,088	Bancorp Inc. (The)*	18,583
3,676	BancorpSouth Bank	99,546
558	Bank of Commerce Holdings	5,747
1,583	Bank of Hawaii Corp.	119,770
486	Bank of Marin Bancorp	19,688
15,143	Bank of NT Butterfield & Son Ltd. (The)	500,022
221	Bank of Princeton (The)	6,199
4,706	Bank OZK	136,003
421	BankFinancial Corp.	5,852
35,687	BankUnited Inc.	1,159,114
177	Bankwell Financial Group Inc.	5,055
4,903	Banner Corp.	247,405
625	Bar Harbor Bankshares	14,769
434	Baycom Corp.*	9,487
374	BCB Bancorp Inc.	4,578
14,741	Berkshire Hills Bancorp Inc.	430,290
1,264	BOK Financial Corp.	94,712
3,124	Boston Private Financial Holdings Inc.	32,021
626	Bridge Bancorp Inc.	17,422
3,033	Brookline Bancorp Inc.	43,524
765	Bryn Mawr Bank Corp.	27,968
342	Business First Bancshares Inc.	8,386
613	Byline Bancorp Inc.*	11,439
102	C&F Financial Corp.	4,902
4,656	Cadence BanCorp, Class A Shares	86,136
125	Cambridge Bancorp	10,279
570	Camden National Corp.	24,139
297	Capital Bancorp Inc.*	3,564
375	Capital City Bank Group Inc.	8,779
374	Capstar Financial Holdings Inc.	5,546
866	Carolina Financial Corp.	28,751
3,016	Cathay General Bancorp	101,458
231	CB Financial Services Inc.	5,426
702	CBTX Inc.	19,129
4,705	CenterState Bank Corp.	102,992
1,053	Central Pacific Financial Corp.	29,263
478	Central Valley Community Bancorp	9,378
124	Century Bancorp Inc., Class A Shares	11,112
15,052	Chemical Financial Corp.	569,869
124	Chemung Financial Corp.	5,555
4,044	CIT Group Inc.	192,252
468	Citizens & Northern Corp.	12,917
608	City Holding Co.	44,414
560	Civista Bancshares Inc.	12,152
561	CNB Financial Corp.	13,885
355	Coastal Financial Corp.*	5,701
331	Codorus Valley Bancorp Inc.	6,958
2,807	Columbia Banking System Inc.	93,613
4,600	Comerica Inc.	316,572
3,808	Commerce Bancshares Inc.	218,313
1,928	Community Bank System Inc.	119,170
856	Community Bankers Trust Corp.	6,232
155	Community Financial Corp. (The)	4,810
582	Community Trust Bancorp Inc.	23,041
1,134	ConnectOne Bancorp Inc.	23,825
155	County Bancorp Inc.	2,669
2,184	Cullen/Frost Bankers Inc.	199,334
1,036	Customers Bancorp Inc.*	20,430
4,392	CVB Financial Corp.	90,256

[753983.TX]34

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.4% - (continued)
Banks - 5.5% - (continued)
1,238	Eagle Bancorp Inc.	$65,713
5,602	East West Bancorp Inc.	239,317
361	Enterprise Bancorp Inc.	10,122
902	Enterprise Financial Services Corp.	35,349
503	Equity Bancshares Inc., Class A Shares*	12,515
279	Esquire Financial Holdings Inc.*	6,361
187	Evans Bancorp Inc.	6,562
335	Farmers & Merchants Bancorp Inc.	9,899
1,013	Farmers National Banc Corp.	13,625
669	FB Financial Corp.	23,275
112	Fidelity D&D Bancorp Inc.	6,664
793	Fidelity Southern Corp.	22,339
611	Financial Institutions Inc.	16,515
9,398	First Bancorp	123,966
400	First Bancorp Inc.	10,112
477	First Bancshares Inc. (The)	14,215
727	First Bank	8,142
1,826	First Busey Corp.	45,120
370	First Business Financial Services Inc.	8,466
408	First Choice Bancorp	8,866
300	First Citizens BancShares Inc., Class A Shares	126,030
3,394	First Commonwealth Financial Corp.	42,663
616	First Community Bancshares Inc.	20,180
338	First Community Corp.	6,010
24,734	First Financial Bancorp	552,063
2,499	First Financial Bankshares Inc.	141,593
554	First Financial Corp.	20,958
226	First Financial Northwest Inc.	3,426
1,548	First Foundation Inc.	20,294
192	First Guaranty Bancshares Inc.	3,955
24,232	First Hawaiian Inc.	603,134
12,265	First Horizon National Corp.	164,474
341	First Internet Bancorp	6,933
1,251	First Interstate BancSystem Inc., Class A Shares	46,174
1,906	First Merchants Corp.	63,374
450	First Mid Bancshares Inc.	15,039
4,059	First Midwest Bancorp Inc.	79,110
347	First Northwest Bancorp	5,573
879	First of Long Island Corp. (The)	18,767
88	First Savings Financial Group Inc.	5,038
327	First United Corp.	5,886
1,034	Flushing Financial Corp.	21,745
12,546	FNB Corp.	138,006
495	Franklin Financial Network Inc.	12,994
27,573	Fulton Financial Corp.	434,550
941	German American Bancorp Inc.	26,226
3,260	Glacier Bancorp Inc.	128,477
404	Great Southern Bancorp Inc.	22,309
2,198	Great Western Bancorp Inc.	68,292
257	Guaranty Bancshares Inc.	7,517
3,293	Hancock Whitney Corp.	125,068
1,156	Hanmi Financial Corp.	23,837
472	HarborOne Bancorp Inc.*	8,468
1,218	Heartland Financial USA Inc.	50,291
1,597	Heritage Commerce Corp.	19,020
1,313	Heritage Financial Corp.	36,895
2,782	Hilltop Holdings Inc.	56,002
6,202	Home BancShares Inc.	108,659
586	HomeTrust Bancshares Inc.	14,345
4,473	Hope Bancorp Inc.	57,568

[753983.TX]35

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.4% - (continued)
Banks - 5.5% - (continued)
1,465	Horizon Bancorp Inc.	$22,722
590	Howard Bancorp Inc.*	8,201
28,100	Huntington Bancshares Inc.	355,465
2,141	IBERIABANK Corp.	153,081
2,138	Independent Bank Corp.	106,384
1,320	Independent Bank Group Inc.	68,165
2,161	International Bancshares Corp.	78,790
334	Investar Holding Corp.	7,979
9,142	Investors Bancorp Inc.	95,168
1,723	Lakeland Bancorp Inc.	26,551
1,025	Lakeland Financial Corp.	45,049
324	LCNB Corp.	5,498
1,878	LegacyTexas Financial Group Inc.	68,547
228	Level One Bancorp Inc.	5,308
960	Live Oak Bancshares Inc.	14,909
1,056	Macatawa Bank Corp.	10,718
238	Malvern Bancorp Inc.*	4,736
806	MBT Financial Corp.	7,367
594	Mercantile Bank Corp.	18,325
239	Metropolitan Bank Holding Corp.*	9,495
210	Mid Penn Bancorp Inc.	5,040
99	Middlefield Banc Corp.	3,887
799	Midland States Bancorp Inc.	19,575
423	MidSouth Bancorp Inc.	4,763
467	MidWestOne Financial Group Inc.	13,001
179	MutualFirst Financial Inc.	5,349
362	MVB Financial Corp.	5,738
23,261	National Bank Holdings Corp., Class A Shares	816,228
251	National Bankshares Inc.	9,528
1,636	NBT Bancorp Inc.	58,814
315	Nicolet Bankshares Inc.*	18,424
318	Northeast Bank	6,570
262	Northrim BanCorp Inc.	8,759
201	Norwood Financial Corp.	6,442
304	Oak Valley Bancorp	5,718
1,615	OFG Bancorp	30,330
134	Ohio Valley Banc Corp.	4,864
604	Old Line Bancshares Inc.	14,877
5,853	Old National Bancorp	93,297
1,221	Old Second Bancorp Inc.	14,896
19,502	Opus Bank	391,405
613	Origin Bancorp Inc.	20,450
279	Orrstown Financial Services Inc.	5,926
473	Pacific City Financial Corp.	8,074
487	Pacific Mercantile Bancorp*	3,784
1,812	Pacific Premier Bancorp Inc.	51,280
16,764	PacWest Bancorp	609,204
555	Park National Corp.	52,442
284	Parke Bancorp Inc.	5,765
774	Peapack Gladstone Financial Corp.	20,929
169	Penns Woods Bancorp Inc.	7,071
749	Peoples Bancorp Inc.	23,152
165	Peoples Bancorp of North Carolina Inc.	4,513
268	Peoples Financial Services Corp.	11,631
14,867	People’s United Financial Inc.	228,506
540	People’s Utah Bancorp	15,120
2,916	Pinnacle Financial Partners Inc.	154,402
3,785	Popular Inc.	197,615
564	Preferred Bank	24,686
390	Premier Financial Bancorp Inc.	6,088

[753983.TX]36

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.4% - (continued)
Banks - 5.5% - (continued)
2,570	Prosperity Bancshares Inc.	$166,562
510	QCR Holdings Inc.	16,361
515	RBB Bancorp	9,533
417	Reliant Bancorp Inc.	9,074
1,882	Renasant Corp.	63,612
394	Republic Bancorp Inc., Class A Shares	18,061
1,597	Republic First Bancorp Inc.*	7,729
1,180	S&T Bancorp Inc.	44,486
1,405	Sandy Spring Bancorp Inc.	45,171
331	SB One Bancorp	7,265
1,765	Seacoast Banking Corp. of Florida*	40,930
486	Select Bancorp Inc.*	5,370
1,837	ServisFirst Bancshares Inc.	57,572
449	Shore Bancshares Inc.	6,892
590	Sierra Bancorp	14,632
4,441	Signature Bank	508,717
3,475	Simmons First National Corp., Class A Shares	79,265
437	SmartFinancial Inc.*	8,963
1,389	South State Corp.	91,521
257	Southern First Bancshares Inc.*	9,157
756	Southern National Bancorp of Virginia Inc.	10,440
1,149	Southside Bancshares Inc.	37,423
333	Spirit of Texas Bancshares Inc.*	7,379
8,286	Sterling Bancorp	160,003
810	Stock Yards Bancorp Inc.	26,997
395	Summit Financial Group Inc.	9,776
6,219	Synovus Financial Corp.	198,759
38,116	TCF Financial Corp.	726,491
12,732	Texas Capital Bancshares Inc.*	729,544
585	Tompkins Financial Corp.	46,233
2,516	Towne Bank	63,806
949	TriCo Bancshares	35,398
1,024	TriState Capital Holdings Inc.*	21,064
898	Triumph Bancorp Inc.*	25,207
2,513	Trustmark Corp.	79,838
15,289	UMB Financial Corp.	943,943
32,515	Umpqua Holdings Corp.	519,265
117	Union Bankshares Inc.	3,852
3,816	United Bankshares Inc.	136,536
2,652	United Community Banks Inc.	70,305
508	United Security Bancshares	5,182
281	Unity Bancorp Inc.	5,662
1,085	Univest Financial Corp.	25,910
101,639	Valley National Bancorp	998,095
1,729	Veritex Holdings Inc.	43,968
564	Washington Trust Bancorp Inc.	27,687
3,535	Webster Financial Corp.	156,530
2,057	WesBanco Inc.	73,085
580	West Bancorporation Inc.	12,064
989	Westamerica Bancorporation	59,231
3,818	Western Alliance Bancorp*	157,111
2,165	Wintrust Financial Corp.	146,657
7,118	Zions Bancorp N.A.	306,572

	Total Banks	21,089,031

Capital Markets - 2.4%
1,865	Artisan Partners Asset Management Inc., Class A Shares	44,107
56	Associated Capital Group Inc., Class A Shares	2,089
722	B. Riley Financial Inc.	14,317
10,823	BGC Partners Inc., Class A Shares	50,868
1,838	Blucora Inc.*	56,923

[753983.TX]37

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.4% - (continued)
Capital Markets - 2.4% - (continued)
3,145	BrightSphere Investment Group PLC	$33,777
10,434	Charles Schwab Corp. (The)	434,159
16,058	Cohen & Steers Inc.	822,491
1,071	Cowen Inc., Class A Shares*	16,226
130	Diamond Hill Investment Group Inc.	18,655
1,232	Donnelley Financial Solutions Inc.*	15,191
4,390	Eaton Vance Corp.	167,786
1,552	Evercore Inc., Class A Shares	119,861
1,439	FactSet Research Systems Inc.	400,330
3,711	Federated Investors Inc., Class B Shares	113,297
1,043	Focus Financial Partners Inc., Class A Shares*	29,256
1,172	GAIN Capital Holdings Inc.	4,559
205	GAMCO Investors Inc., Class A Shares	3,495
659	Greenhill & Co., Inc.	9,865
9,245	Hamilton Lane Inc., Class A Shares	454,484
1,326	Houlihan Lokey Inc., Class A Shares	59,948
575	INTL. FCStone Inc.*	19,987
3,952	Ladenburg Thalmann Financial Services Inc.	12,646
4,458	Lazard Ltd., Class A Shares	138,911
3,298	Legg Mason Inc.	117,475
10,708	LPL Financial Holdings Inc.	858,996
1,414	MarketAxess Holdings Inc.	421,117
1,669	Moelis & Co., Class A Shares	53,041
7,749	Moody’s Corp.	1,417,137
701	Morningstar Inc.	98,168
11,284	Nasdaq Inc.	1,022,782
9,720	Northern Trust Corp.	831,254
365	Oppenheimer Holdings Inc., Class A Shares	8,994
572	Piper Jaffray Cos	40,509
749	PJT Partners Inc., Class A Shares	27,638
552	Pzena Investment Management Inc., Class A Shares	4,880
723	Safeguard Scientifics Inc.*	8,683
9,192	SEI Investments Co.	461,898
309	Siebert Financial Corp.*	2,747
236	Silvercrest Asset Management Group Inc., Class A Shares	3,151
25,219	Solar Capital Ltd.	516,990
2,682	Stifel Financial Corp.	143,836
1,614	Virtu Financial Inc., Class A Shares	37,154
262	Virtus Investment Partners Inc.	26,617
2,905	Waddell & Reed Financial Inc., Class A Shares	46,916
331	Westwood Holdings Group Inc.	9,688
4,377	WisdomTree Investments Inc.	26,306

	Total Capital Markets	9,229,205

Consumer Finance - 0.4%
423	Credit Acceptance Corp.*	193,053
460	Curo Group Holdings Corp.*	4,310
578	Elevate Credit Inc.*	2,462
977	Encore Capital Group Inc.*	33,550
1,245	Enova International Inc.*	26,581
1,791	EZCORP Inc., Class A Shares*	15,725
1,644	FirstCash Inc.	155,720
6,149	Green Dot Corp., Class A Shares*	285,375
11,818	LendingClub Corp.*	35,454
9,493	Navient Corp.	123,789
735	Nelnet Inc., Class A Shares	43,549
2,970	OneMain Holdings Inc., Class A Shares	88,714
1,769	PRA Group Inc.*	48,842
359	Regional Management Corp.*	8,856
4,453	Santander Consumer USA Holdings Inc.	99,703
16,845	SLM Corp.	160,196

[753983.TX]38

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.4% - (continued)
Consumer Finance - 0.4% - (continued)
241	World Acceptance Corp.*	$31,882

	Total Consumer Finance	1,357,761

Diversified Financial Services - 0.1%
1,188	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	23,701
2,623	Cannae Holdings Inc.*	66,703
5,853	FGL Holdings	46,531
329	Marlin Business Services Corp.	7,337
2,018	On Deck Capital Inc.*	8,112
5,827	Voya Financial Inc.	296,769

	Total Diversified Financial Services	449,153

Insurance - 4.7%
4,356	Aflac Inc.	223,463
561	Alleghany Corp.*	372,111
1,734	Ambac Financial Group Inc.*	26,357
13,663	American Equity Investment Life Holding Co.	386,800
2,774	American Financial Group Inc.	272,407
289	American National Insurance Co.	32,764
662	AMERISAFE Inc.	39,435
1,284	Argo Group International Holdings Ltd.	90,509
2,309	Assurant Inc.	230,808
4,040	Assured Guaranty Ltd.	165,115
3,190	Axis Capital Holdings Ltd.	190,060
4,395	Brighthouse Financial Inc.*	155,979
9,113	Brown & Brown Inc.	287,697
1,559	Chubb Ltd.	227,723
1,750	Citizens Inc., Class A Shares*	11,218
6,514	CNO Financial Group Inc.	102,335
328	Crawford & Co., Class B Shares	2,729
558	Donegal Group Inc., Class A Shares	8,063
848	eHealth Inc.*	59,835
346	EMC Insurance Group Inc.	12,484
1,127	Employers Holdings Inc.	46,816
491	Enstar Group Ltd.*	80,720
955	Erie Indemnity Co., Class A Shares	203,100
5,213	Everest Re Group Ltd.	1,291,052
427	FBL Financial Group Inc., Class A Shares	26,286
416	FedNat Holding Co.	5,624
3,831	First American Financial Corp.	197,871
19,440	Genworth Financial Inc., Class A Shares*	56,570
296	Global Indemnity Ltd.	8,791
371	Goosehead Insurance Inc., Class A Shares	13,590
1,274	Greenlight Capital Re Ltd., Class A Shares*	12,931
546	Hallmark Financial Services Inc.*	6,437
1,658	Hanover Insurance Group Inc. (The)	202,541
330	HCI Group Inc.	13,415
478	Health Insurance Innovations Inc., Class A Shares*(a)	12,328
749	Heritage Insurance Holdings Inc.	10,958
1,419	Horace Mann Educators Corp.	57,484
214	Independence Holding Co.	7,989
67	Investors Title Co.	10,345
934	James River Group Holdings Ltd.	41,656
11,495	Kemper Corp.	953,970
245	Kingstone Cos., Inc.	2,185
787	Kinsale Capital Group Inc.	65,943
2,473	Maiden Holdings Ltd.	1,336
1,612	Markel Corp.*	1,706,898
3,591	MBIA Inc.*	31,852
1,077	Mercury General Corp.	62,089
23,906	MetLife Inc.	1,104,696
2,515	National General Holdings Corp.	57,141

[753983.TX]39

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.4% - (continued)
Insurance - 4.7% - (continued)
91	National Western Life Group Inc., Class A Shares	$24,264
380	NI Holdings Inc.*	6,437
11,076	Old Republic International Corp.	244,226
1,662	Primerica Inc.	190,897
1,849	ProAssurance Corp.	69,374
420	Protective Insurance Corp., Class B Shares	7,203
18,695	Reinsurance Group of America Inc., Class A Shares	2,767,982
1,543	RenaissanceRe Holdings Ltd.	269,161
1,506	RLI Corp.	129,335
529	Safety Insurance Group Inc.	48,208
2,228	Selective Insurance Group Inc.	159,636
718	State Auto Financial Corp.	24,548
898	Stewart Information Services Corp.	36,935
3,194	Third Point Reinsurance Ltd.*	32,451
1,343	Tiptree Inc.	8,125
3,996	Torchmark Corp.	341,698
13,801	Travelers Cos., Inc. (The)	2,009,012
1,013	Trupanion Inc.*(a)	29,711
845	United Fire Group Inc.	39,664
904	United Insurance Holdings Corp.	12,186
1,245	Universal Insurance Holdings Inc.	36,155
39,218	Unum Group	1,234,975
599	White Mountains Insurance Group Ltd.	586,780
5,104	WR Berkley Corp.	317,469

	Total Insurance	17,816,938

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
1,163	AG Mortgage Investment Trust Inc.	17,933
20,532	AGNC Investment Corp.	336,725
4,060	Anworth Mortgage Asset Corp.	15,387
5,275	Apollo Commercial Real Estate Finance Inc.	96,955
2,834	Arbor Realty Trust Inc.(a)	34,887
1,117	Ares Commercial Real Estate Corp.	16,398
1,084	Arlington Asset Investment Corp., Class A Shares	7,252
2,154	ARMOUR Residential REIT Inc.	37,480
4,320	Blackstone Mortgage Trust Inc., Class A Shares	152,323
3,473	Capstead Mortgage Corp.	27,471
526	Cherry Hill Mortgage Investment Corp.	8,574
7,075	Chimera Investment Corp.	129,048
3,287	Colony Credit Real Estate Inc.	49,995
2,047	Dynex Capital Inc.	11,259
1,104	Exantas Capital Corp.	12,034
1,999	Granite Point Mortgage Trust Inc.	37,161
536	Great Ajax Corp.	6,807
5,071	Invesco Mortgage Capital Inc.	78,043
940	KKR Real Estate Finance Trust Inc.	18,593
3,584	Ladder Capital Corp., Class A Shares	56,986
17,183	MFA Financial Inc.	120,968
15,469	New Residential Investment Corp.	235,902
6,708	New York Mortgage Trust Inc.	40,516
1,954	Orchid Island Capital Inc., Class A Shares	11,880
2,228	PennyMac Mortgage Investment Trust	46,342
1,147	Ready Capital Corp.	16,712
3,755	Redwood Trust Inc.	59,817
10,344	Starwood Property Trust Inc.	228,085
1,285	TPG RE Finance Trust Inc.	24,633
9,572	Two Harbors Investment Corp.	116,970
1,737	Western Asset Mortgage Capital Corp.	16,832

	Total Mortgage Real Estate Investment Trusts (REITs)	2,069,968

[753983.TX]40

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 14.4% - (continued)
Thrifts & Mortgage Finance - 0.7%
2,223	Axos Financial Inc.*	$60,710
201	Bank7 Corp.*	3,405
841	Bridgewater Bancshares Inc.*	9,234
5,083	Capitol Federal Financial Inc.	67,502
1,856	Columbia Financial Inc.*	28,341
1,178	Dime Community Bancshares Inc.	20,945
280	Entegra Financial Corp.*	8,302
294	ESSA Bancorp Inc.	4,454
14,792	Essent Group Ltd.*	694,484
335	Federal Agricultural Mortgage Corp., Class C Shares	22,924
739	First Defiance Financial Corp.	20,027
1,131	Flagstar Bancorp Inc.	35,604
92	FS Bancorp Inc.	4,338
75	Greene County Bancorp Inc.	2,194
52	Hingham Institution for Savings	9,389
296	Home Bancorp Inc.	10,552
941	HomeStreet Inc.*	26,771
439	Impac Mortgage Holdings Inc.*	1,282
3,475	Kearny Financial Corp.	46,600
307	LendingTree Inc.*	115,352
693	Luther Burbank Corp.	6,895
605	Merchants Bancorp	11,011
1,800	Meridian Bancorp Inc.	31,086
1,098	Meta Financial Group Inc.	28,735
13,596	MGIC Investment Corp.*	184,226
2,690	Mr Cooper Group Inc.*	20,363
17,738	New York Community Bancorp Inc.	176,138
2,449	NMI Holdings Inc., Class A Shares*	66,760
1,652	Northfield Bancorp Inc.	24,797
3,661	Northwest Bancshares Inc.	61,395
1,779	OceanFirst Financial Corp.	42,376
4,389	Ocwen Financial Corp.*	6,803
581	OP Bancorp	5,560
1,493	Oritani Financial Corp.	23,888
546	PCSB Financial Corp.	10,723
270	PDL Community Bancorp*	3,802
186	Provident Bancorp Inc.*	4,380
2,373	Provident Financial Services Inc.	56,572
276	Prudential Bancorp Inc.	4,786
8,280	Radian Group Inc.	185,886
886	Riverview Bancorp Inc.	6,867
265	Southern Missouri Bancorp Inc.	8,632
903	Sterling Bancorp Inc.	8,028
291	Territorial Bancorp Inc.	7,828
1,930	TFS Financial Corp.	33,138
287	Timberland Bancorp Inc.	6,997
3,578	TrustCo Bank Corp. NY	26,406
1,873	United Community Financial Corp.	17,157
1,912	United Financial Bancorp Inc.	24,933
1,075	Walker & Dunlop Inc.	54,040
3,112	Washington Federal Inc.	98,246
871	Waterstone Financial Inc.	14,380
950	Western New England Bancorp Inc.	8,702
9,031	WSFS Financial Corp.	358,440

	Total Thrifts & Mortgage Finance	2,822,386

	TOTAL FINANCIALS	54,834,442

HEALTH CARE - 14.5%
Biotechnology - 3.2%
1,193	Abeona Therapeutics Inc.*	6,490
4,379	ACADIA Pharmaceuticals Inc.*	105,052
14,058	Acceleron Pharma Inc.*	560,774

[753983.TX]41

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Biotechnology - 3.2% - (continued)
5,051	Achillion Pharmaceuticals Inc.*	$14,042
1,621	Acorda Therapeutics Inc.*	15,059
828	Adamas Pharmaceuticals Inc.*	3,892
686	ADMA Biologics Inc.*(a)	2,847
2,384	Aduro Biotech Inc.*	7,748
2,023	Adverum Biotechnologies Inc.*	20,331
700	Aeglea BioTherapeutics Inc.*	4,368
3,576	Agenus Inc.*	9,119
357	AgeX Therapeutics Inc.*(a)	1,003
1,993	Agios Pharmaceuticals Inc.*	92,017
1,611	Aimmune Therapeutics Inc.*	31,527
459	Akcea Therapeutics Inc.*(a)	9,657
3,214	Akebia Therapeutics Inc.*	14,302
391	Albireo Pharma Inc.*	12,864
2,171	Alder Biopharmaceuticals Inc.*	23,490
751	Aldeyra Therapeutics Inc.*	5,234
167	Alector Inc.*	2,824
6,005	Alkermes PLC*	129,348
586	Allakos Inc.*(a)	22,971
391	Allena Pharmaceuticals Inc.*	1,560
897	Allogene Therapeutics Inc.*(a)	23,528
3,660	Alnylam Pharmaceuticals Inc.*	247,123
1,286	AMAG Pharmaceuticals Inc.*	12,256
7,416	Amicus Therapeutics Inc.*	83,578
833	AnaptysBio Inc.*	60,651
514	Anika Therapeutics Inc.*	19,532
17,853	Apellis Pharmaceuticals Inc.*	358,667
511	Aptinyx Inc.*	1,584
1,232	Arbutus Biopharma Corp.*	2,242
1,138	Arcus Biosciences Inc.*	9,650
1,549	Ardelyx Inc.*	4,229
1,919	Arena Pharmaceuticals Inc.*	101,726
4,359	ArQule Inc.*	31,341
8,165	Array BioPharma Inc.*	215,719
3,616	Arrowhead Pharmaceuticals Inc.*(a)	85,735
7,240	Ascendis Pharma AS, ADR*	902,538
763	Assembly Biosciences Inc.*	10,713
1,663	Atara Biotherapeutics Inc.*	36,935
1,563	Athenex Inc.*	22,585
4,761	Athersys Inc.*(a)	7,903
1,445	Audentes Therapeutics Inc.*	50,748
4,468	AVEO Pharmaceuticals Inc.*(a)	3,826
2,191	Avid Bioservices Inc.*	8,523
424	Avrobio Inc.*	6,004
1,777	Bellicum Pharmaceuticals Inc.*	3,661
4,127	BioCryst Pharmaceuticals Inc.*	14,445
1,207	Biohaven Pharmaceutical Holding Co., Ltd.*	68,147
244	BioSpecifics Technologies Corp.*	14,433
3,583	BioTime Inc.*(a)	3,547
2,106	Bluebird Bio Inc.*	252,552
9,924	Blueprint Medicines Corp.*	754,224
1,198	Calithera Biosciences Inc.*	6,301
214	Calyxt Inc.*	2,718
1,337	Cara Therapeutics Inc.*	27,489
1,375	CareDx Inc.*	43,478
1,628	CASI Pharmaceuticals Inc.*	5,161
431	Catalyst Biosciences Inc.*	3,388
3,568	Catalyst Pharmaceuticals Inc.*	12,488
171	Celcuity Inc.*	3,606
414	Cellular Biomedicine Group Inc.*(a)	6,607

[753983.TX]42

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Biotechnology - 3.2% - (continued)
765	ChemoCentryx Inc.*	$8,629
1,495	Chimerix Inc.*	5,083
1,725	Clovis Oncology Inc.*	25,496
949	Cohbar Inc.*	1,632
2,041	Coherus Biosciences Inc.*	38,575
791	Concert Pharmaceuticals Inc.*	8,060
511	Constellation Pharmaceuticals Inc.*	4,405
1,917	Corbus Pharmaceuticals Holdings Inc.*(a)	13,438
528	Corvus Pharmaceuticals Inc.*	1,991
272	Crinetics Pharmaceuticals Inc.*(a)	7,148
2,213	CTI BioPharma Corp.*	1,815
519	Cue Biopharma Inc.*	4,287
502	Cyclerion Therapeutics Inc.*	7,003
1,707	Cytokinetics Inc.*	17,702
1,599	CytomX Therapeutics Inc.*	15,446
303	Deciphera Pharmaceuticals Inc.*	6,914
1,821	Denali Therapeutics Inc.*	34,726
1,972	Dicerna Pharmaceuticals Inc.*	24,413
2,299	Dynavax Technologies Corp.*(a)	11,081
387	Eagle Pharmaceuticals Inc.*	19,663
1,698	Editas Medicine Inc.*	34,894
561	Eidos Therapeutics Inc.*(a)	17,509
1,759	Emergent BioSolutions Inc.*	70,219
652	Enanta Pharmaceuticals Inc.*	58,986
2,374	Epizyme Inc.*	32,619
216	Equillium Inc.*	1,393
891	Esperion Therapeutics Inc.*	42,412
594	Evelo Biosciences Inc.*(a)	4,443
4,631	Exact Sciences Corp.*	479,911
11,346	Exelixis Inc.*	222,268
22,000	Fate Therapeutics Inc.*	424,160
590	Fennec Pharmaceuticals Inc.*	2,213
10,251	FibroGen Inc.*	371,496
1,231	Five Prime Therapeutics Inc.*	10,340
1,238	Flexion Therapeutics Inc.*	13,655
630	Fortress Biotech Inc.*	1,090
483	Forty Seven Inc.*	5,463
862	G1 Therapeutics Inc.*	18,068
816	Genomic Health Inc.*	42,636
5,922	Geron Corp.*(a)	8,587
2,066	Global Blood Therapeutics Inc.*	125,571
1,202	GlycoMimetics Inc.*	14,232
375	Gossamer Bio Inc.*	6,866
251	Gritstone Oncology Inc.*(a)	2,337
138	GTx Inc.*	163
5,127	Halozyme Therapeutics Inc.*	75,623
2,689	Heron Therapeutics Inc.*	45,794
623	Homology Medicines Inc.*	12,610
752	Idera Pharmaceuticals Inc.*	1,910
33	Immunic Inc.*	310
5,447	ImmunoGen Inc.*	9,805
5,798	Immunomedics Inc.*	75,780
3,158	Inovio Pharmaceuticals Inc.*(a)	7,548
2,962	Insmed Inc.*	71,710
1,137	Insys Therapeutics Inc.*(a)	861
1,237	Intellia Therapeutics Inc.*	17,170
852	Intercept Pharmaceuticals Inc.*	70,563
2,583	Intrexon Corp.*(a)	12,502
2,746	Invitae Corp.*	47,918
4,828	Ionis Pharmaceuticals Inc.*	316,717

[753983.TX]43

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Biotechnology - 3.2% - (continued)
4,113	Iovance Biotherapeutics Inc.*	$67,248
56,323	Ironwood Pharmaceuticals Inc., Class A Shares*	615,610
747	Jounce Therapeutics Inc.*	3,324
3,650	Kadmon Holdings Inc.*	8,103
1,804	Karyopharm Therapeutics Inc.*	10,175
434	Kezar Life Sciences Inc.*	4,110
1,194	Kindred Biosciences Inc.*	9,480
409	Kiniksa Pharmaceuticals Ltd., Class A Shares*	6,237
271	Kodiak Sciences Inc.*	2,677
1,034	Kura Oncology Inc.*	16,534
798	La Jolla Pharmaceutical Co.*	4,301
1,501	Lexicon Pharmaceuticals Inc.*	8,075
811	Ligand Pharmaceuticals Inc.*	87,085
198	LogicBio Therapeutics Inc.*	3,004
1,457	MacroGenics Inc.*	26,721
283	Madrigal Pharmaceuticals Inc.*	26,149
484	Magenta Therapeutics Inc.*	7,095
6,214	MannKind Corp.*(a)	7,208
1,587	MediciNova Inc.*(a)	15,743
412	MeiraGTx Holdings PLC*	9,068
363	Mersana Therapeutics Inc.*	1,572
1,140	Minerva Neurosciences Inc.*	5,939
837	Miragen Therapeutics Inc.*	1,984
829	Mirati Therapeutics Inc.*	56,198
1,049	Moderna Inc.*(a)	21,798
514	Molecular Templates Inc.*	4,143
33,294	Momenta Pharmaceuticals Inc.*	387,209
393	Mustang Bio Inc.*	1,348
2,664	Myriad Genetics Inc.*	65,987
1,428	NantKwest Inc.*	1,471
1,344	Natera Inc.*	30,778
427	Neon Therapeutics Inc.*	2,084
3,495	Neurocrine Biosciences Inc.*	296,306
1,206	NewLink Genetics Corp.*	2,123
708	Novavax Inc.*(a)	4,021
1,230	Nymox Pharmaceutical Corp.*(a)	1,956
11,747	OPKO Health Inc.*	21,027
13,610	Orchard Therapeutics PLC, ADR*(a)	257,365
3,528	Organovo Holdings Inc.*	1,951
364	Ovid therapeutics Inc.*(a)	582
8,666	Palatin Technologies Inc.*(a)	11,612
5,689	PDL BioPharma Inc.*	16,043
926	Pfenex Inc.*	6,028
1,923	Pieris Pharmaceuticals Inc.*	7,961
389	PolarityTE Inc.*	2,439
2,533	Portola Pharmaceuticals Inc.*	70,645
207	Principia Biopharma Inc.*	6,057
2,980	Progenics Pharmaceuticals Inc.*	12,486
1,111	Proteostasis Therapeutics Inc.*(a)	1,091
1,345	Prothena Corp. PLC*	12,535
1,999	PTC Therapeutics Inc.*	80,160
1,044	Puma Biotechnology Inc.*	15,441
673	Ra Pharmaceuticals Inc.*	14,557
1,502	Radius Health Inc.*	31,227
719	Recro Pharma Inc.*	6,874
1,243	REGENXBIO Inc.*	53,474
1,510	Repligen Corp.*	104,900
447	Replimune Group Inc.*	6,043
1,487	Retrophin Inc.*	27,554
525	Rhythm Pharmaceuticals Inc.*	13,225

[753983.TX]44

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Biotechnology - 3.2% - (continued)
6,137	Rigel Pharmaceuticals Inc.*	$13,072
870	Rocket Pharmaceuticals Inc.*	14,207
1,414	Rubius Therapeutics Inc.*	20,446
1,885	Sage Therapeutics Inc.*	323,975
4,035	Sangamo Therapeutics Inc.*	35,306
2,570	Sarepta Therapeutics Inc.*	292,595
1,075	Savara Inc.*	11,653
516	Scholar Rock Holding Corp.*	9,463
4,208	Seattle Genetics Inc.*	273,815
737	Selecta Biosciences Inc.*	1,467
629	Seres Therapeutics Inc.*	2,145
374	Solid Biosciences Inc.*	2,068
4,857	Sorrento Therapeutics Inc.*(a)	13,648
1,212	Spark Therapeutics Inc.*	132,108
3,689	Spectrum Pharmaceuticals Inc.*	27,151
269	Spero Therapeutics Inc.*	3,029
465	Spring Bank Pharmaceuticals Inc.*	2,609
1,574	Stemline Therapeutics Inc.*	20,667
408	Surface Oncology Inc.*	1,489
185	Sutro Biopharma Inc.*	2,118
683	Syndax Pharmaceuticals Inc.*	4,986
671	Synlogic Inc.*	4,999
237	Synthorx Inc.*(a)	3,401
832	Syros Pharmaceuticals Inc.*	4,909
1,148	T2 Biosystems Inc.*(a)	2,239
2,202	TG Therapeutics Inc.*	13,807
697	Tocagen Inc.*	3,548
1,002	Translate Bio Inc.*	10,501
249	Twist Bioscience Corp.*	6,427
3,771	Tyme Technologies Inc.*(a)	4,412
2,043	Ultragenyx Pharmaceutical Inc.*	112,222
1,677	United Therapeutics Corp.*	140,818
903	UNITY Biotechnology Inc.*	7,368
830	Unum Therapeutics Inc.*	2,590
2,034	Vanda Pharmaceuticals Inc.*	29,859
1,154	Veracyte Inc.*	26,150
2,630	Verastem Inc.*(a)	3,472
1,596	Vericel Corp.*	24,977
2,284	Viking Therapeutics Inc.*(a)	17,564
798	Voyager Therapeutics Inc.*	17,404
31	X4 Pharmaceuticals Inc.*	476
1,823	Xencor Inc.*	56,221
170	XOMA Corp.*(a)	3,182
253	Y-mAbs Therapeutics Inc.*	5,154
965	Zafgen Inc.*	1,766
4,789	ZIOPHARM Oncology Inc.*(a)	20,497

	Total Biotechnology	11,998,080

Health Care Equipment & Supplies - 4.2%
102,961	Accuray Inc.*	381,985
1,366	AngioDynamics Inc.*	25,667
5,210	Antares Pharma Inc.*	14,536
15,657	AtriCure Inc.*	458,750
55	Atrion Corp.	48,577
1,824	Avanos Medical Inc.*	68,728
1,248	AxoGen Inc.*	26,121
251	Axonics Modulation Technologies Inc.*	8,248
6,033	Baxter International Inc.	443,064
991	Becton Dickinson and Co.	231,339
1,434	Cantel Medical Corp.	98,573
1,321	Cardiovascular Systems Inc.*	51,453

[753983.TX]45

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Health Care Equipment & Supplies - 4.2% - (continued)
4,849	Cerus Corp.*	$22,742
969	CONMED Corp.	77,985
1,879	Cooper Cos., Inc. (The)	559,547
1,338	CryoLife Inc.*	38,468
974	CryoPort Inc.*(a)	16,285
530	Cutera Inc.*	8,931
965	CytoSorbents Corp.*	6,089
41,742	DENTSPLY SIRONA Inc.	2,248,642
3,375	DexCom Inc.*	409,388
369	ElectroCore Inc.*	631
313	Endologix Inc.*	2,204
232	FONAR Corp.*	4,454
1,947	GenMark Diagnostics Inc.*	13,025
1,313	Glaukos Corp.*	84,662
24,669	Globus Medical Inc., Class A Shares*	969,492
8,512	Haemonetics Corp.*	825,579
724	Helius Medical Technologies Inc., Class A Shares*(a)	1,890
238	Heska Corp.*	16,684
2,547	Hill-Rom Holdings Inc.	244,894
2,638	ICU Medical Inc.*	561,366
696	Inogen Inc.*	44,871
2,262	Insulet Corp.*	248,345
1,201	Integer Holdings Corp.*	84,190
18,214	Integra LifeSciences Holdings Corp.*	848,772
271	IntriCon Corp.*	7,070
1,494	Intuitive Surgical Inc.*	694,486
1,278	Invacare Corp.	7,579
193	iRadimed Corp.*	4,028
936	iRhythm Technologies Inc.*	64,079
1,390	Lantheus Holdings Inc.*	33,346
591	LeMaitre Vascular Inc.	15,254
1,876	LivaNova PLC*	134,884
6,276	Masimo Corp.*	820,524
1,541	Meridian Bioscience Inc.	17,413
16,292	Merit Medical Systems Inc.*	841,156
130	Mesa Laboratories Inc.	32,458
1,313	Natus Medical Inc.*	32,694
1,945	Neogen Corp.*	109,601
434	Neuronetics Inc.*	5,000
1,123	Nevro Corp.*	66,381
2,832	Novocure Ltd.*	150,436
1,980	NuVasive Inc.*	114,761
12,898	Nuvectra Corp.*	48,883
20,247	OraSure Technologies Inc.*	168,050
697	Orthofix Medical Inc.*	34,383
263	OrthoPediatrics Corp.*	10,218
919	Oxford Immunotec Global PLC*	13,436
1,186	Penumbra Inc.*	169,242
392	Pulse Biosciences Inc.*	4,677
1,321	Quidel Corp.*	73,051
1,804	Rockwell Medical Inc.*(a)	8,298
2,021	RTI Surgical Holdings Inc.*	8,549
490	SeaSpine Holdings Corp.*	6,679
2,836	Senseonics Holdings Inc.*(a)	5,615
303	SI-BONE Inc.*	5,087
870	Sientra Inc.*	5,063
21,737	Smith & Nephew PLC, ADR	918,823
1,738	STAAR Surgical Co.*	40,269
3,236	STERIS PLC	432,588
467	Surmodics Inc.*	18,942

[753983.TX]46

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Health Care Equipment & Supplies - 4.2% - (continued)
649	Tactile Systems Technology Inc.*	$31,171
1,959	Tandem Diabetes Care Inc.*	134,309
2,583	Teleflex Inc.	744,679
5,829	TransEnterix Inc.*(a)	7,811
119	Utah Medical Products Inc.	9,490
219	Vapotherm Inc.*	3,684
1,497	Varex Imaging Corp.*	39,940
2,343	ViewRay Inc.*	19,681
2,822	West Pharmaceutical Services Inc.	323,401
16,545	Wright Medical Group NV*	508,262

	Total Health Care Equipment & Supplies	16,141,608

Health Care Providers & Services - 1.8%
454	AAC Holdings Inc.*(a)	409
40,412	Acadia Healthcare Co., Inc.*	1,302,075
367	Addus HomeCare Corp.*	25,095
1,023	Amedisys Inc.*	114,893
385	American Renal Associates Holdings Inc.*	2,499
1,781	AMN Healthcare Services Inc.*	86,272
155	Apollo Medical Holdings Inc.*	2,765
4,442	BioScrip Inc.*	9,195
1,271	BioTelemetry Inc.*	60,830
7,254	Brookdale Senior Living Inc.*	44,830
879	Capital Senior Living Corp.*	3,683
2,745	Chemed Corp.	900,195
2,871	Community Health Systems Inc.*	7,637
326	CorVel Corp.*	24,117
1,325	Cross Country Healthcare Inc.*	9,421
1,911	Diplomat Pharmacy Inc.*	8,829
3,775	Encompass Health Corp.	222,423
1,908	Ensign Group Inc. (The)	101,620
1,486	Enzo Biochem Inc.*	4,785
2,272	Genesis Healthcare Inc., Class A Shares*	2,567
570	Guardant Health Inc.*	43,822
2,081	HealthEquity Inc.*	136,014
1,128	LHC Group Inc.*	127,780
856	Magellan Health Inc.*	56,522
29,214	MEDNAX Inc.*	720,417
6,401	Molina Healthcare Inc.*	910,606
500	National HealthCare Corp.	38,835
417	National Research Corp.	21,263
2,277	Owens & Minor Inc.	6,125
24,165	Patterson Cos., Inc.	507,948
571	PetIQ Inc., Class A Shares*	14,977
2,020	Premier Inc., Class A Shares*	74,235
440	Providence Service Corp. (The)*	28,459
1,325	Quorum Health Corp.*	2,332
3,861	R1 RCM Inc.*	45,328
1,490	RadNet Inc.*	17,999
4,210	Select Medical Holdings Corp.*	59,151
730	Surgery Partners Inc.*	6,256
3,220	Tenet Healthcare Corp.*	64,271
1,884	Tivity Health Inc.*	34,477
825	Triple-S Management Corp., Class B Shares*	20,213
3,687	Universal Health Services Inc., Class B Shares	440,781
485	US Physical Therapy Inc.	54,179
1,928	WellCare Health Plans Inc.*	532,494

	Total Health Care Providers & Services	6,898,624

Health Care Technology - 1.0%
65,339	Allscripts Healthcare Solutions Inc.*	635,748
2,904	Castlight Health Inc., Class B Shares*	9,496

[753983.TX]47

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Health Care Technology - 1.0% - (continued)
3,267	Cerner Corp.*	$228,592
431	Computer Programs & Systems Inc.	11,124
18,362	Evolent Health Inc., Class A Shares*	195,372
1,059	HealthStream Inc.*	26,475
28,381	HMS Holdings Corp.*	863,634
2,671	Inovalon Holdings Inc., Class A Shares*	36,833
595	Inspire Medical Systems Inc.*	33,600
2,225	Medidata Solutions Inc.*	202,809
1,079	NantHealth Inc.*(a)	582
1,992	NextGen Healthcare Inc.*	38,346
1,490	Omnicell Inc.*	118,380
445	Simulations Plus Inc.	11,156
647	Tabula Rasa HealthCare Inc.*	29,225
8,867	Teladoc Health Inc.*(a)	515,350
4,818	Veeva Systems Inc., Class A Shares*	743,369
1,207	Vocera Communications Inc.*	39,059

	Total Health Care Technology	3,739,150

Life Sciences Tools & Services - 2.9%
917	Accelerate Diagnostics Inc.*(a)	17,340
4,156	Bio-Rad Laboratories Inc., Class A Shares*	1,192,481
8,146	Bio-Techne Corp.	1,613,315
3,883	Bruker Corp.	162,193
1,310	Cambrex Corp.*	52,138
17,938	Charles River Laboratories International Inc.*	2,250,322
1,386	ChromaDex Corp.*(a)	5,516
1,898	Codexis Inc.*	34,354
102,850	Fluidigm Corp.*	1,346,306
1,600	Harvard Bioscience Inc.*	3,632
7,250	ICON PLC, ADR*	1,026,310
4,035	Illumina Inc.*	1,238,382
20,822	Luminex Corp.	439,344
846	Medpace Holdings Inc.*	45,667
23,930	NanoString Technologies Inc.*	680,569
3,160	NeoGenomics Inc.*	68,604
5,457	Pacific Biosciences of California Inc.*	36,562
4,270	PerkinElmer Inc.	368,672
2,249	PRA Health Sciences Inc.*	195,056
8,650	QIAGEN NV*	329,392
391	Quanterix Corp.*	10,014
2,394	Syneos Health Inc., Class A Shares*	98,705

	Total Life Sciences Tools & Services	11,214,874

Pharmaceuticals - 1.4%
1,271	Aclaris Therapeutics Inc.*	5,948
1,402	Aerie Pharmaceuticals Inc.*	51,061
3,486	Akorn Inc.*	14,362
36,359	Amneal Pharmaceuticals Inc.*	274,147
1,323	Amphastar Pharmaceuticals Inc.*	25,468
2,443	Ampio Pharmaceuticals Inc.*	1,270
338	ANI Pharmaceuticals Inc.*	23,545
341	Aquestive Therapeutics Inc.*	1,269
1,861	Aratana Therapeutics Inc.*	8,616
282	Arvinas Inc.*	5,899
2,423	Assertio Therapeutics Inc.*	7,099
26,676	Catalent Inc.*	1,213,758
988	Clearside Biomedical Inc.*	1,077
1,099	Collegium Pharmaceutical Inc.*	12,650
3,892	Corcept Therapeutics Inc.*	38,064
860	Corium International Inc.*#(b)	155
108,800	Correvio Pharma Corp.*(a)	243,712
22,984	Cymabay Therapeutics Inc.*	277,647

[753983.TX]48

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Pharmaceuticals - 1.4% - (continued)
1,234	Dermira Inc.*	$11,526
509	Dova Pharmaceuticals Inc.*(a)	4,489
6,490	Durect Corp.*	3,545
785	Eloxx Pharmaceuticals Inc.*	7,057
8,663	Endo International PLC*	42,882
339	Evolus Inc.*	4,610
6,935	Horizon Therapeutics PLC*	165,261
804	Innovate Biopharmaceuticals Inc.*(a)	1,029
2,673	Innoviva Inc.*	36,540
27,176	Intersect ENT Inc.*	640,810
1,669	Intra-Cellular Therapies Inc.*	21,680
2,276	Jazz Pharmaceuticals PLC*	285,752
426	Kala Pharmaceuticals Inc.*	2,356
1,196	Lannett Co., Inc.*(a)	6,291
345	Liquidia Technologies Inc.*	3,426
12,487	Mallinckrodt PLC*	108,512
1,814	Marinus Pharmaceuticals Inc.*	7,818
24,492	Medicines Co. (The)*(a)	873,140
110	Melinta Therapeutics Inc.*	234
265	Menlo Therapeutics Inc.*	1,783
1,326	MyoKardia Inc.*	61,765
1,824	Neos Therapeutics Inc.*(a)	2,608
1,095	Ocular Therapeutix Inc.*(a)	3,176
285	Odonate Therapeutics Inc.*(a)	6,125
1,707	Omeros Corp.*(a)	30,350
726	Optinose Inc.*(a)	5,510
430	Osmotica Pharmaceuticals PLC*	1,032
1,547	Pacira BioSciences Inc.*	67,310
1,169	Paratek Pharmaceuticals Inc.*(a)	4,244
756	Phibro Animal Health Corp., Class A Shares	22,363
15,165	Prestige Consumer Healthcare Inc.*	440,240
730	Reata Pharmaceuticals Inc., Class A Shares*	62,247
212	resTORbio Inc.*	1,529
1,324	Revance Therapeutics Inc.*	14,260
333	scPharmaceuticals Inc.*	1,132
627	Sienna Biopharmaceuticals Inc.*	734
1,773	SIGA Technologies Inc.*	9,468
1,914	Supernus Pharmaceuticals Inc.*	57,477
1,542	Teligent Inc.*(a)	1,002
2,531	Tetraphase Pharmaceuticals Inc.*	2,048
6,548	TherapeuticsMD Inc.*(a)	20,037
1,603	Theravance Biopharma Inc.*	26,642
729	Tricida Inc.*	26,783
397	Verrica Pharmaceuticals Inc.*	2,831
723	WaVe Life Sciences Ltd.*	16,578
692	Xeris Pharmaceuticals Inc.*	7,591
1,635	Zogenix Inc.*	61,623

	Total Pharmaceuticals	5,391,193

	TOTAL HEALTH CARE	55,383,529

INDUSTRIALS - 17.3%
Aerospace & Defense - 2.4%
1,282	AAR Corp.	38,575
2,787	Aerojet Rocketdyne Holdings Inc.*	107,522
821	Aerovironment Inc.*	53,160
796	Astronics Corp.*	32,373
2,212	Axon Enterprise Inc.*	147,717
3,853	BWX Technologies Inc.	179,319
1,220	Cubic Corp.	68,832
1,708	Curtiss-Wright Corp.	190,425
423	Ducommun Inc.*	19,090

[753983.TX]49

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.3% - (continued)
Aerospace & Defense - 2.4% - (continued)
1,488	HEICO Corp.	$180,926
27,425	HEICO Corp., Class A Shares	2,694,781
3,283	Hexcel Corp.	238,970
1,638	Huntington Ingalls Industries Inc.	335,987
1,920	KEYW Holding Corp. (The)*	21,600
3,407	Kratos Defense & Security Solutions Inc.*	75,124
2,113	MAXAR TECHNOLOGIES INC.	14,326
7,708	Mercury Systems Inc.*	530,002
1,240	Moog Inc., Class A Shares	102,201
200	National Presto Industries Inc.	19,578
13,387	Spirit AeroSystems Holdings Inc., Class A Shares	1,084,882
6,869	Teledyne Technologies Inc.*	1,619,710
2,971	TransDigm Group Inc.*	1,310,062
1,822	Triumph Group Inc.	35,329
416	Vectrus Inc.*	14,681
2,024	Wesco Aircraft Holdings Inc.*	19,876

	Total Aerospace & Defense	9,135,048

Air Freight & Logistics - 0.1%
2,247	Air Transport Services Group Inc.*	49,299
929	Atlas Air Worldwide Holdings Inc.*	32,877
1,050	Echo Global Logistics Inc.*	20,654
1,128	Forward Air Corp.	62,976
1,264	Hub Group Inc., Class A Shares*	49,246
1,467	Radiant Logistics Inc.*	9,330

	Total Air Freight & Logistics	224,382

Airlines - 0.2%
4,636	Alaska Air Group Inc.	269,815
488	Allegiant Travel Co., Class A Shares	68,374
1,203	Copa Holdings SA, Class A Shares	107,801
1,901	Hawaiian Holdings Inc.	47,487
11,800	JetBlue Airways Corp.*	203,314
436	Mesa Air Group Inc.*	3,976
1,964	SkyWest Inc.	115,326
2,634	Spirit Airlines Inc.*	121,375

	Total Airlines	937,468

Building Products - 1.0%
1,586	AAON Inc.	71,989
1,430	Advanced Drainage Systems Inc.	41,012
3,655	Allegion PLC	354,718
541	American Woodmark Corp.*	39,217
10,727	AO Smith Corp.	434,444
1,058	Apogee Enterprises Inc.	38,352
764	Armstrong Flooring Inc.*	8,053
1,666	Armstrong World Industries Inc.	147,774
4,336	Builders FirstSource Inc.*	61,051
990	Caesarstone Ltd.	13,731
1,462	Continental Building Products Inc.*	33,363
1,547	Cornerstone Building Brands Inc.*	6,791
597	CSW Industrials Inc.	38,166
5,489	Fortune Brands Home & Security Inc.	263,801
1,239	Gibraltar Industries Inc.*	44,232
1,354	Griffon Corp.	19,471
677	Insteel Industries Inc.	12,376
2,641	JELD-WEN Holding Inc.*	49,888
1,376	Lennox International Inc.	363,415
1,030	Masonite International Corp.*	48,977
4,180	Owens Corning	202,605
895	Patrick Industries Inc.*	36,507
2,055	PGT Innovations Inc.*	30,743
1,226	Quanex Building Products Corp.	19,015

[753983.TX]50

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.3% - (continued)
Building Products - 1.0% - (continued)
21,300	Resideo Technologies Inc.*	$419,184
5,157	Simpson Manufacturing Co., Inc.	313,752
11,627	Trex Co., Inc.*	695,527
2,276	Universal Forest Products Inc.	73,401

	Total Building Products	3,881,555

Commercial Services & Supplies - 2.2%
2,562	ABM Industries Inc.	92,872
3,816	ACCO Brands Corp.	28,048
3,976	ADT Inc.(a)	23,260
2,746	Advanced Disposal Services Inc.*	88,256
1,866	Brady Corp., Class A Shares	86,396
1,199	BrightView Holdings Inc.*	20,035
1,939	Brink’s Co. (The)	149,303
1,686	Casella Waste Systems Inc., Class A Shares*	65,282
973	CECO Environmental Corp.*	8,611
235	Charah Solutions Inc.*	1,095
850	Cimpress NV*	74,375
12,189	Clean Harbors Inc.*	781,559
32,879	Covanta Holding Corp.	554,340
1,808	Deluxe Corp.	67,258
941	Ennis Inc.	17,427
28,294	Healthcare Services Group Inc.(a)	894,373
554	Heritage-Crystal Clean Inc.*	13,850
2,244	Herman Miller Inc.	79,640
1,650	HNI Corp.	54,714
2,344	Interface Inc., Class A Shares	33,918
5,194	KAR Auction Services Inc.	292,007
1,321	Kimball International Inc., Class B Shares	20,396
1,922	Knoll Inc.	37,748
1,267	LSC Communications Inc.	6,145
13,459	Matthews International Corp., Class A Shares	458,010
934	McGrath RentCorp.	52,519
1,742	Mobile Mini Inc.	53,427
8,126	MSA Safety Inc.	807,562
531	Multi-Color Corp.	26,412
157	NL Industries Inc.*	513
787	PICO Holdings Inc.*	8,287
6,391	Pitney Bowes Inc.	23,327
1,140	Quad/Graphics Inc.	9,542
5,571	Rollins Inc.	209,302
2,548	RR Donnelley & Sons Co.	5,657
853	SP Plus Corp.*	26,469
3,308	Steelcase Inc., Class A Shares	53,060
18,014	Stericycle Inc.*	835,489
30,748	Team Inc.*	446,461
2,135	Tetra Tech Inc.	144,155
589	UniFirst Corp.	93,521
865	US Ecology Inc.	51,485
795	Viad Corp.	49,958
286	VSE Corp.	6,895
15,278	Waste Connections Inc.	1,445,910

	Total Commercial Services & Supplies	8,298,869

Construction & Engineering - 0.7%
6,013	AECOM*	191,815
1,206	Aegion Corp., Class A Shares*	17,366
699	Ameresco Inc., Class A Shares*	10,135
1,838	Arcosa Inc.	62,290
546	Argan Inc.	25,078
1,405	Comfort Systems USA Inc.	66,288
11,070	Dycom Industries Inc.*	577,522

[753983.TX]51

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.3% - (continued)
Construction & Engineering - 0.7% - (continued)
2,190	EMCOR Group Inc.	$176,426
5,418	Fluor Corp.	150,187
1,751	Granite Construction Inc.	70,373
2,140	Great Lakes Dredge & Dock Corp.*	22,770
1,890	HC2 Holdings Inc.*(a)	4,366
295	IES Holdings Inc.*	5,286
781	Infrastructure & Energy Alternatives Inc.*	2,171
4,895	Jacobs Engineering Group Inc.	368,545
2,431	MasTec Inc.*	113,017
570	MYR Group Inc.*	18,405
371	Northwest Pipe Co.*	8,622
365	NV5 Global Inc.*	28,379
1,240	Orion Group Holdings Inc.*	3,063
1,640	Primoris Services Corp.	29,914
5,613	Quanta Services Inc.	195,108
1,080	Sterling Construction Co., Inc.*	12,895
1,359	Tutor Perini Corp.*	19,760
2,947	Valmont Industries Inc.	333,335
1,521	Willscot Corp., Class A Shares*	20,655

	Total Construction & Engineering	2,533,771

Electrical Equipment - 0.9%
36,064	ABB Ltd., ADR	655,644
1,539	Acuity Brands Inc.	190,328
249	Allied Motion Technologies Inc.	8,085
1,509	Atkore International Group Inc.*	35,295
6,348	AZZ Inc.	267,124
138,747	Babcock & Wilcox Enterprises Inc.*	59,661
784	Encore Wire Corp.	39,129
872	Energous Corp.*(a)	3,593
1,665	EnerSys	93,623
3,422	Enphase Energy Inc.*	51,912
328	FuelCell Energy Inc.*(a)	390
2,333	Generac Holdings Inc.*	128,665
2,100	GrafTech International Ltd.(a)	20,811
2,102	Hubbell Inc., Class B Shares	240,763
6,247	nVent Electric PLC	144,056
7,711	Plug Power Inc.*(a)	19,740
305	Powell Industries Inc.	10,498
102	Preformed Line Products Co.	4,795
1,666	Regal Beloit Corp.	121,118
56,606	Schneider Electric SE, ADR	891,686
6,253	Sensata Technologies Holding PLC*	266,941
3,730	Sunrun Inc.*	58,412
1,206	Thermon Group Holdings Inc.*	26,508
577	TPI Composites Inc.*	12,030
644	Vicor Corp.*	19,520
1,359	Vivint Solar Inc.*	8,861

	Total Electrical Equipment	3,379,188

Industrial Conglomerates - 0.5%
2,250	Carlisle Cos., Inc.	299,948
1,403	Raven Industries Inc.	45,948
4,237	Roper Technologies Inc.	1,457,189

	Total Industrial Conglomerates	1,803,085

Machinery - 4.9%
20,407	Actuant Corp., Class A Shares	451,811
2,520	AGCO Corp.	167,731
375	Alamo Group Inc.	35,599
11,458	Albany International Corp., Class A Shares	802,862
4,410	Allison Transmission Holdings Inc.	182,530
17,159	Altra Industrial Motion Corp.	538,278

[753983.TX]52

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.3% - (continued)
Machinery - 4.9% - (continued)
893	Astec Industries Inc.	$26,281
11,254	Barnes Group Inc.	582,057
514	Blue Bird Corp.*	9,673
1,670	Briggs & Stratton Corp.	15,698
1,185	Chart Industries Inc.*	90,807
600	CIRCOR International Inc.*	25,356
3,292	Colfax Corp.*	82,629
829	Columbus McKinnon Corp.	30,060
1,068	Commercial Vehicle Group Inc.*	6,632
1,923	Crane Co.	147,033
4,946	Donaldson Co., Inc.	234,688
870	Douglas Dynamics Inc.	32,277
203	Eastern Co. (The)	4,937
1,250	Energy Recovery Inc.*	11,813
808	EnPro Industries Inc.	44,836
964	ESCO Technologies Inc.	67,374
2,970	Evoqua Water Technologies Corp.*	34,957
2,314	Federal Signal Corp.	55,281
25,714	Flowserve Corp.	1,194,415
1,801	Franklin Electric Co., Inc.	78,938
365	FreightCar America Inc.*	2,201
4,891	Gardner Denver Holdings Inc.*	166,147
1,671	Gates Industrial Corp. PLC*	18,849
303	Gencor Industries Inc.*	3,357
808	Global Brass & Copper Holdings Inc.	35,253
669	Gorman-Rupp Co. (The)	19,849
11,096	Graco Inc.	523,953
303	Graham Corp.	6,184
1,241	Greenbrier Cos., Inc. (The)	33,768
44,244	Harsco Corp.*	1,106,100
2,437	Hillenbrand Inc.	90,730
226	Hurco Cos., Inc.	7,924
376	Hyster-Yale Materials Handling Inc.	16,536
7,116	IDEX Corp.	1,086,684
7,467	ITT Inc.	430,249
1,203	John Bean Technologies Corp.	123,368
425	Kadant Inc.	34,501
3,139	Kennametal Inc.	96,524
341	LB Foster Co., Class A Shares*	8,242
10,968	Lincoln Electric Holdings Inc.	832,910
17,845	Lindsay Corp.	1,416,536
16,118	Lydall Inc.*	291,413
223	Manitex International Inc.*	1,331
1,322	Manitowoc Co., Inc. (The)*	18,045
3,083	Meritor Inc.*	62,153
2,114	Middleby Corp. (The)*	275,814
2,693	Milacron Holdings Corp.*	30,916
418	Miller Industries Inc.	11,098
2,180	Mueller Industries Inc.	58,751
5,898	Mueller Water Products Inc., Class A Shares	54,498
1,922	Navistar International Corp.*	59,793
1,578	NN Inc.	12,229
2,233	Nordson Corp.	280,509
102	Omega Flex Inc.	8,713
2,687	Oshkosh Corp.	191,288
384	Park-Ohio Holdings Corp.	11,988
6,047	Pentair PLC.	210,557
1,049	Proto Labs Inc.*	105,267
921	RBC Bearings Inc.*	131,058
1,127	REV Group Inc.	12,487

[753983.TX]53

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.3% - (continued)
Machinery - 4.9% - (continued)
4,048	Rexnord Corp.*	$106,503
2,128	Snap-on Inc.	331,798
1,194	Spartan Motors Inc.	10,304
1,675	SPX Corp.*	49,815
1,664	SPX FLOW Inc.*	59,405
495	Standex International Corp.	32,195
1,115	Sun Hydraulics Corp.	46,551
702	Tennant Co.	40,442
2,598	Terex Corp.	69,548
12,544	Timken Co. (The)	552,061
1,809	Titan International Inc.	7,634
3,955	Toro Co. (The)	257,708
1,800	TriMas Corp.*	51,570
5,632	Trinity Industries Inc.	108,585
9,019	Twin Disc Inc.*	130,054
2,161	Wabash National Corp.	29,195
17,660	WABCO Holdings Inc.*	2,311,871
5,963	Wabtec Corp.	371,972
1,058	Watts Water Technologies Inc., Class A Shares	86,111
34,047	Welbilt Inc.*	525,345
6,674	Woodward Inc.	726,932

	Total Machinery	18,747,925

Marine - 0.1%
1,817	Costamare Inc.	9,303
2,035	Danaos Corp.*	24,827
1,848	Eagle Bulk Shipping Inc.*	8,612
272	Genco Shipping & Trading Ltd.*	1,966
2,284	Kirby Corp.*	176,736
7,286	Matson Inc.	249,327
2,124	Safe Bulkers Inc.*	2,995
1,967	Scorpio Bulkers Inc.	8,320

	Total Marine	482,086

Professional Services - 1.8%
721	Acacia Research Corp.*	2,250
12,287	ASGN Inc.*	623,320
251	Barrett Business Services Inc.	18,077
266	BG Staffing Inc.	4,527
2,038	CBIZ Inc.*	40,352
2,026	CoStar Group Inc.*	1,032,531
296	CRA International Inc.	11,082
1,983	Exponent Inc.	111,147
391	Forrester Research Inc.	17,802
340	Franklin Covey Co.*	10,574
10,894	FTI Consulting Inc.*	914,224
467	GP Strategies Corp.*	6,370
684	Heidrick & Struggles International Inc.	20,766
865	Huron Consulting Group Inc.*	42,584
709	ICF International Inc.	51,679
1,497	InnerWorkings Inc.*	5,075
1,466	Insperity Inc.	166,977
1,169	Kelly Services Inc., Class A Shares	27,472
900	Kforce Inc.	31,275
2,192	Korn Ferry	94,431
2,383	ManpowerGroup Inc.	203,794
729	Mistras Group Inc.*	10,075
1,636	Navigant Consulting Inc.	35,992
1,126	Resources Connection Inc.	17,284
4,563	Robert Half International Inc.	244,851
9,555	TransUnion	626,235
1,676	TriNet Group Inc.*	106,225

[753983.TX]54

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.3% - (continued)
Professional Services - 1.8% - (continued)
1,601	TrueBlue Inc.*	$34,005
457	Upwork Inc.*	6,846
15,067	Verisk Analytics Inc., Class A Shares	2,109,380
1,531	WageWorks Inc.*	76,504
345	Willdan Group Inc.*	10,736

	Total Professional Services	6,714,442

Road & Rail - 1.4%
267	AMERCO	98,315
1,016	ArcBest Corp.	25,471
18,512	Avis Budget Group Inc.*	525,000
438	Covenant Transportation Group Inc., Class A Shares*	6,579
1,485	Daseke Inc.*	6,415
18,941	Genesee & Wyoming Inc., Class A Shares*	1,803,562
1,844	Heartland Express Inc.	32,971
26,472	Hertz Global Holdings Inc.*	372,461
4,662	JB Hunt Transport Services Inc.	396,923
4,869	Knight-Swift Transportation Holdings Inc., Class A Shares	134,579
1,522	Landstar System Inc.	146,493
1,454	Marten Transport Ltd.	25,619
82	PAM Transportation Services Inc.*	4,592
17,118	Ryder System Inc.	864,459
994	Saia Inc.*	58,646
1,895	Schneider National Inc., Class B Shares	31,836
346	Universal Logistics Holdings Inc.	6,529
859	US Xpress Enterprises Inc., Class A Shares*	4,656
367	USA Truck Inc.*	4,176
28,317	Werner Enterprises Inc.	789,478
1,308	YRC Worldwide Inc.*	5,572

	Total Road & Rail	5,344,332

Trading Companies & Distributors - 1.1%
15,676	AerCap Holdings NV*	702,598
3,762	Air Lease Corp., Class A Shares	135,432
2,099	Aircastle Ltd.	40,763
1,478	Applied Industrial Technologies Inc.	80,300
2,622	Beacon Roofing Supply Inc.*	90,616
285	BlueLinx Holdings Inc.*(a)	5,726
2,602	BMC Stock Holdings Inc.*	52,118
658	CAI International Inc.*	14,818
575	DXP Enterprises Inc.*	18,526
170	EVI Industries Inc.(a)	6,197
37,496	Fastenal Co.	1,147,003
649	Foundation Building Materials Inc.*	9,845
1,447	GATX Corp.	101,030
295	General Finance Corp.*	2,251
1,213	GMS Inc.*	20,427
1,167	H&E Equipment Services Inc.	28,370
6,855	HD Supply Holdings Inc.*	284,414
898	Herc Holdings Inc.*	30,559
1,068	Kaman Corp.	59,391
239	Lawson Products Inc.*	8,767
3,137	MRC Global Inc.*	46,428
1,701	MSC Industrial Direct Co., Inc., Class A Shares	120,193
4,187	NOW Inc.*	54,557
19,053	Rush Enterprises Inc., Class A Shares	671,999
192	Rush Enterprises Inc., Class B Shares	6,897
1,569	SiteOne Landscape Supply Inc.*	101,781
460	Systemax Inc.	9,471
1,090	Textainer Group Holdings Ltd.*	10,093
647	Titan Machinery Inc.*	10,818
2,008	Triton International Ltd.	59,336

[753983.TX]55

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 17.3% - (continued)
Trading Companies & Distributors - 1.1% - (continued)
4,848	Univar Inc.*	$97,008
446	Veritiv Corp.*	7,876
1,229	Watsco Inc.	193,432
1,845	WESCO International Inc.*	86,401
120	Willis Lease Finance Corp.*	5,976

	Total Trading Companies & Distributors	4,321,417

Transportation Infrastructure - 0.0%
3,071	Macquarie Infrastructure Corp.	122,441

	TOTAL INDUSTRIALS	65,926,009

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.4%
9,680	Acacia Communications Inc.*	451,088
1,799	ADTRAN Inc.	28,208
1,137	Aerohive Networks Inc.*	3,866
693	Applied Optoelectronics Inc.*(a)	6,001
27,865	CalAmp Corp.*	283,108
1,568	Calix Inc.*	9,486
839	Casa Systems Inc.*	4,715
48,503	Ciena Corp.*	1,694,695
411	Clearfield Inc.*	5,462
7,347	CommScope Holding Co., Inc.*	118,654
860	Comtech Telecommunications Corp.	18,189
225	DASAN Zhone Solutions Inc.*	2,943
937	Digi International Inc.*	10,204
1,870	EchoStar Corp., Class A Shares*	79,999
4,296	Extreme Networks Inc.*	24,187
4,532	Finisar Corp.*	95,081
3,019	Harmonic Inc.*	15,759
105,714	Infinera Corp.*	328,771
1,316	InterDigital Inc.	83,592
659	KVH Industries Inc.*	6,122
2,928	Lumentum Holdings Inc.*	118,496
1,218	NETGEAR Inc.*	30,694
2,919	NetScout Systems Inc.*	71,545
1,288	Plantronics Inc.	52,898
1,254	Quantenna Communications Inc.*	30,422
50,314	Ribbon Communications Inc.*	214,841
579	Ubiquiti Networks Inc.(a)	69,660
2,132	ViaSat Inc.*	185,548
98,024	Viavi Solutions Inc.*	1,181,189

	Total Communications Equipment	5,225,423

Electronic Equipment, Instruments & Components - 3.4%
17,729	Amphenol Corp., Class A Shares	1,542,423
1,138	Anixter International Inc.*	60,724
2,652	Arlo Technologies Inc.*	9,096
3,230	Arrow Electronics Inc.*	202,392
18,013	Avnet Inc.	735,651
1,881	AVX Corp.	27,820
1,104	Badger Meter Inc.	58,291
335	Bel Fuse Inc., Class B Shares	5,789
12,209	Belden Inc.	625,101
1,679	Benchmark Electronics Inc.	37,089
5,644	CDW Corp.	555,595
6,385	Cognex Corp.	259,231
939	Coherent Inc.*	103,318
1,000	Control4 Corp.*	23,660
1,273	CTS Corp.	33,684
1,375	Daktronics Inc.	8,539
2,412	Dolby Laboratories Inc., Class A Shares	149,472
534	ePlus Inc.*	37,732

[753983.TX]56

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.5% - (continued)
Electronic Equipment, Instruments & Components - 3.4% - (continued)
1,384	Fabrinet*	$59,014
629	FARO Technologies Inc.*	27,739
8,432	Fitbit Inc., Class A Shares*	39,040
23,174	FLIR Systems Inc.	1,119,999
8,732	II-VI Inc.*	274,447
1,350	Insight Enterprises Inc.*	69,498
959	IPG Photonics Corp.*	120,038
974	Iteris Inc.*	5,201
26,831	Itron Inc.*	1,519,976
5,799	Jabil Inc.	142,597
2,212	KEMET Corp.	35,171
7,271	Keysight Technologies Inc.*	546,270
988	Kimball Electronics Inc.*	14,079
29,727	Knowles Corp.*	467,606
932	Littelfuse Inc.	152,112
1,425	Methode Electronics Inc.	35,098
672	MTS Systems Corp.	36,463
505	Napco Security Technologies Inc.*	13,494
4,249	National Instruments Corp.	163,969
824	nLight Inc.*	15,401
1,256	Novanta Inc.*	100,505
6,247	OSI Systems Inc.*	647,127
377	PAR Technology Corp.*(a)	10,597
809	Park Electrochemical Corp.	12,086
440	PC Connection Inc.	13,966
1,163	Plexus Corp.*	57,603
5,524	Rogers Corp.*	762,257
2,609	Sanmina Corp.*	69,373
1,009	ScanSource Inc.*	29,473
1,595	SYNNEX Corp.	138,302
2,576	TE Connectivity Ltd.	216,976
1,424	Tech Data Corp.*	129,086
28,320	Trimble Inc.*	1,129,968
3,655	TTM Technologies Inc.*	31,177
5,083	Vishay Intertechnology Inc.	77,465
406	Vishay Precision Group Inc.*	14,543
2,035	Zebra Technologies Corp., Class A Shares*	348,880

	Total Electronic Equipment, Instruments & Components	13,122,203

IT Services - 3.4%
26,437	Black Knight Inc.*	1,498,714
5,268	Booz Allen Hamilton Holding Corp., Class A Shares	332,780
1,218	Brightcove Inc.*	12,156
942	CACI International Inc., Class A Shares*	191,716
1,267	Carbonite Inc.*	29,990
1,534	Cardtronics PLC, Class A Shares*	46,327
540	Cass Information Systems Inc.	24,338
46,003	Conduent Inc.*	409,427
21,137	CoreLogic Inc.*	828,359
1,268	CSG Systems International Inc.	56,870
2,660	Endurance International Group Holdings Inc.*	11,837
1,979	EPAM Systems Inc.*	341,556
7,687	Euronet Worldwide Inc.*	1,191,792
2,353	EVERTEC Inc.	67,437
993	Evo Payments Inc., Class A Shares*	29,234
1,441	Exela Technologies Inc.*(a)	3,156
1,301	ExlService Holdings Inc.*	77,097
2,384	Gartner Inc.*	360,699
6,021	Genpact Ltd.	217,659
6,516	GoDaddy Inc., Class A Shares*	484,790
1,666	GTT Communications Inc.*(a)	39,617

[753983.TX]57

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.5% - (continued)
IT Services - 3.4% - (continued)
920	Hackett Group Inc. (The)	$14,803
335	I3 Verticals Inc., Class A Shares*	8,566
1,089	Information Services Group Inc.*	3,387
1,044	Internap Corp.*	2,714
9,170	InterXion Holding NV*	675,921
2,962	Jack Henry & Associates Inc.	388,674
39,824	KBR Inc.	884,889
5,448	Leidos Holdings Inc.	410,398
3,663	Limelight Networks Inc.*	11,282
2,601	LiveRamp Holdings Inc.*	133,639
1,023	ManTech International Corp., Class A Shares	62,781
2,445	MAXIMUS Inc.	174,206
1,105	MoneyGram International Inc.*	1,536
2,405	NIC Inc.	38,384
8,476	Okta Inc., Class A Shares*	959,653
1,284	Perficient Inc.*	39,072
5,493	Perspecta Inc.	119,253
464	PFSweb Inc.*	1,740
1,442	Presidio Inc.	19,106
695	PRGX Global Inc.*	4,538
10,636	Sabre Corp.	215,698
1,948	Science Applications International Corp.	149,490
2,674	ServiceSource International Inc.*	2,781
1,544	Switch Inc., Class A Shares	19,099
1,552	Sykes Enterprises Inc.*	38,428
530	TTEC Holdings Inc.	21,030
345	Tucows Inc., Class A Shares*	20,441
3,399	Twilio Inc., Class A Shares*	448,634
25,379	Unisys Corp.*(a)	246,176
2,409	USA Technologies Inc.*	16,164
1,119	Virtusa Corp.*	47,446
4,876	WEX Inc.*	921,271
9,590	WNS Holdings Ltd., ADR*	530,711

	Total IT Services	12,887,462

Semiconductors & Semiconductor Equipment - 2.7%
237	ACM Research Inc., Class A Shares*	4,565
839	Adesto Technologies Corp.*	6,318
11,567	Advanced Energy Industries Inc.*	580,316
36,182	Advanced Micro Devices Inc.*	991,749
854	Alpha & Omega Semiconductor Ltd.*	7,293
1,214	Ambarella Inc.*	46,023
3,847	Amkor Technology Inc.*	24,928
5,631	Applied Materials Inc.	217,863
944	Aquantia Corp.*	12,404
1,317	Axcelis Technologies Inc.*	19,531
1,335	AXT Inc.*	5,327
28,085	Brooks Automation Inc.	996,737
3,455	Cabot Microelectronics Corp.	336,759
9,499	CEVA Inc.*	216,862
2,283	Cirrus Logic Inc.*	85,316
1,423	Cohu Inc.	20,705
3,977	Cree Inc.*	219,292
58,735	Cypress Semiconductor Corp.	1,046,658
1,498	Diodes Inc.*	46,333
13,154	Entegris Inc.	451,708
3,174	First Solar Inc.*	184,219
2,863	FormFactor Inc.*	41,113
769	Ichor Holdings Ltd.*	16,226
9,299	Impinj Inc.*	230,522
1,684	Inphi Corp.*	73,894

[753983.TX]58

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.5% - (continued)
Semiconductors & Semiconductor Equipment - 2.7% - (continued)
1,891	Kopin Corp.*	$2,175
4,507	Lattice Semiconductor Corp.*	57,690
45,279	MACOM Technology Solutions Holdings Inc.*	640,698
21,400	Marvell Technology Group Ltd.	477,220
2,480	MaxLinear Inc., Class A Shares*	52,502
2,064	MKS Instruments Inc.	147,493
1,567	Monolithic Power Systems Inc.	182,477
843	Nanometrics Inc.*	23,983
1,070	NeoPhotonics Corp.*	4,162
168	NVE Corp.	12,257
16,092	ON Semiconductor Corp.*	285,794
1,169	PDF Solutions Inc.*	14,203
2,261	Photronics Inc.*	18,337
1,115	Power Integrations Inc.	72,653
55,993	Rambus Inc.*	636,080
1,165	Rudolph Technologies Inc.*	26,876
2,508	Semtech Corp.*	99,894
1,653	Silicon Laboratories Inc.*	154,671
455	SMART Global Holdings Inc.*	7,749
2,393	SunPower Corp., Class A Shares*(a)	17,852
1,354	Synaptics Inc.*	35,813
6,911	Teradyne Inc.	291,229
1,440	Ultra Clean Holdings Inc.*	18,360
1,643	Universal Display Corp.	241,406
40,430	Veeco Instruments Inc.*	464,541
4,199	Versum Materials Inc.	215,619
1,903	Xperi Corp.	39,982

	Total Semiconductors & Semiconductor Equipment	10,124,377

Software - 7.9%
2,125	2U Inc.*	80,729
25,161	8x8 Inc.*	607,135
2,126	A10 Networks Inc.*	12,947
23,384	ACI Worldwide Inc.*	735,661
597	Agilysys Inc.*	13,015
1,202	Alarm.com Holdings Inc.*	70,089
906	Altair Engineering Inc., Class A Shares*	34,528
1,122	Alteryx Inc., Class A Shares*	97,457
934	Amber Road Inc.*	12,123
948	American Software Inc., Class A Shares	12,011
650	Anaplan Inc.*	28,281
8,078	ANSYS Inc.*	1,450,001
598	Appfolio Inc., Class A Shares*	57,647
7,558	Aspen Technology Inc.*	858,664
461	Asure Software Inc.*(a)	2,964
1,068	Avalara Inc.*	72,240
4,036	Avaya Holdings Corp.*	50,773
1,125	Benefitfocus Inc.*	31,905
1,864	Blackbaud Inc.	143,379
29,821	Blackline Inc.*	1,533,098
18,160	Bottomline Technologies de Inc.*	793,229
4,889	Box Inc., Class A Shares*	90,398
10,772	Cadence Design Systems Inc.*	684,776
1,390	Carbon Black Inc.*	20,919
1,879	Ceridian HCM Holding Inc.*	92,409
950	ChannelAdvisor Corp.*	8,740
2,430	Cision Ltd.*	26,681
71,264	Cloudera Inc.*	653,491
1,545	CommVault Systems Inc.*	71,147
2,120	Cornerstone OnDemand Inc.*	112,848
2,146	Coupa Software Inc.*	234,365

[753983.TX]59

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.5% - (continued)
Software - 7.9% - (continued)
435	Digimarc Corp.*	$22,864
3,028	DocuSign Inc., Class A Shares*	169,750
595	Domo Inc., Class B Shares*	19,932
949	Ebix Inc.	44,537
682	eGain Corp.*	5,374
294	Elastic NV*	24,123
12,061	Envestnet Inc.*	807,002
1,128	Everbridge Inc.*	88,706
3,741	Fair Isaac Corp.*	1,106,962
55,527	FireEye Inc.*	810,139
2,205	Five9 Inc.*	113,227
1,223	ForeScout Technologies Inc.*	39,283
5,436	Fortinet Inc.*	394,001
3,132	Guidewire Software Inc.*	314,829
1,428	HubSpot Inc.*	247,444
1,227	Instructure Inc.*	51,019
1,811	j2 Global Inc.	152,649
2,298	LivePerson Inc.*	63,953
1,956	LogMeIn Inc.	140,499
231	Majesco*	2,063
2,498	Manhattan Associates Inc.*	163,544
3,130	MicroStrategy Inc., Class A Shares*	416,008
1,166	Mitek Systems Inc.*	11,893
2,542	MobileIron Inc.*	14,210
950	Model N Inc.*	17,119
1,612	Monotype Imaging Holdings Inc.	26,259
1,739	New Relic Inc.*	174,456
4,790	Nice Ltd., ADR*	669,881
105,807	Nuance Communications Inc.*	1,816,706
5,415	Nutanix Inc., Class A Shares*	151,999
23,022	OneSpan Inc.*	321,157
673	Park City Group Inc.*	3,540
1,857	Paycom Software Inc.*	393,870
4,595	Paylocity Holding Corp.*	460,511
1,462	Pegasystems Inc.	105,469
2,100	Pluralsight Inc., Class A Shares*	66,906
1,722	Progress Software Corp.	70,533
8,088	Proofpoint Inc.*	908,768
27,253	PROS Holdings Inc.*	1,545,245
4,509	PTC Inc.*	379,027
1,458	Q2 Holdings Inc.*	106,784
431	QAD Inc., Class A Shares	18,619
6,955	Qualys Inc.*	616,283
1,433	Rapid7 Inc.*	74,874
2,763	RealPage Inc.*	161,138
325	Rimini Street Inc.*	1,573
2,641	RingCentral Inc., Class A Shares*	316,524
2,692	SailPoint Technologies Holding Inc.*	47,298
36,700	Seachange International Inc.*	46,609
333	SecureWorks Corp., Class A Shares*(a)	4,865
272	ShotSpotter Inc.*	12,512
5,160	Smartsheet Inc., Class A Shares*	221,777
912	SolarWinds Corp.*	15,960
661	SPS Commerce Inc.*	67,376
8,295	SS&C Technologies Holdings Inc.	461,617
641	SVMK Inc.*	11,025
8,769	Tableau Software Inc., Class A Shares*	986,249
1,631	Telaria Inc.*	12,232
1,092	Telenav Inc.*	8,146
1,163	Tenable Holdings Inc.*	32,390

[753983.TX]60

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.5% - (continued)
Software - 7.9% - (continued)
4,594	Teradata Corp.*	$157,758
68,519	TiVo Corp.	493,337
1,279	Trade Desk Inc. (The), Class A Shares*	254,278
9,804	Tyler Technologies Inc.*	2,091,683
587	Upland Software Inc.*	27,466
2,495	Varonis Systems Inc.*	156,037
34,484	Verint Systems Inc.*	1,956,967
172	Veritone Inc.*(a)	1,520
2,059	VirnetX Holding Corp.*	12,189
1,125	Workiva Inc., Class A Shares*	62,595
3,287	Yext Inc.*	60,349
4,068	Zendesk Inc.*	342,729
1,934	Zix Corp.*	17,329
2,334	Zscaler Inc.*	160,182

	Total Software	30,047,377

Technology Hardware, Storage & Peripherals - 0.7%
4,361	3D Systems Corp.*	35,280
908	Avid Technology Inc.*	7,037
1,580	Cray Inc.*	55,316
46,239	Diebold Nixdorf Inc.*	393,031
787	Eastman Kodak Co.*(a)	1,834
25,731	Electronics for Imaging Inc.*	943,041
816	Immersion Corp.*	6,153
20,573	NCR Corp.*	629,534
6,416	Pure Storage Inc., Class A Shares*	101,758
13,350	Quantum Corp.*	35,778
10,975	Stratasys Ltd.*	240,462
7,780	Xerox Corp.	238,146

	Total Technology Hardware, Storage & Peripherals	2,687,370

	TOTAL INFORMATION TECHNOLOGY	74,094,212

MATERIALS - 4.9%
Chemicals - 1.9%
1,140	A. Schulman Inc.*#(b)(f)	494
664	Advanced Emissions Solutions Inc.	7,882
1,169	AdvanSix Inc.*	28,500
1,201	AgroFresh Solutions Inc.*	2,894
8,984	Air Liquide SA, ADR	223,252
6,796	Albemarle Corp.	430,187
1,039	American Vanguard Corp.	13,798
1,175	Amyris Inc.*(a)	3,983
2,394	Ashland Global Holdings Inc.	179,239
8,005	Axalta Coating Systems Ltd.*	188,198
1,235	Balchem Corp.	112,002
2,272	Cabot Corp.	90,744
8,910	CF Industries Holdings Inc.	358,538
289	Chase Corp.	29,388
6,618	Chemours Co. (The)	139,574
10,653	Ecolab Inc.	1,961,111
8,659	Element Solutions Inc.*	81,914
3,205	Ferro Corp.*	43,396
2,004	Flotek Industries Inc.*	6,092
1,023	FutureFuel Corp.	10,619
2,790	GCP Applied Technologies Inc.*	72,986
330	Hawkins Inc.	11,735
1,950	HB Fuller Co.	76,888
8,430	Huntsman Corp.	146,429
8,396	Ingevity Corp.*	736,329
7,831	Innophos Holdings Inc.	208,226
912	Innospec Inc.	73,607
3,591	Intrepid Potash Inc.*	11,348

[753983.TX]61

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 4.9% - (continued)
Chemicals - 1.9% - (continued)
824	Koppers Holdings Inc.*	$21,968
16,222	Kraton Corp.*	396,952
934	Kronos Worldwide Inc.	11,778
5,850	Livent Corp.*	36,972
973	LSB Industries Inc.*	3,260
1,702	Marrone Bio Innovations Inc.*(a)	2,621
1,370	Minerals Technologies Inc.	71,213
295	NewMarket Corp.	114,165
6,365	Olin Corp.	124,818
1,668	OMNOVA Solutions Inc.*	9,458
3,122	PolyOne Corp.	78,456
1,372	PQ Group Holdings Inc.*	20,786
501	Quaker Chemical Corp.	90,611
2,136	Rayonier Advanced Materials Inc.	13,948
4,972	RPM International Inc.	266,101
1,551	Scotts Miracle-Gro Co. (The)	138,861
1,631	Sensient Technologies Corp.	110,419
779	Stepan Co.	66,106
792	Trecora Resources*	7,508
977	Tredegar Corp.	15,231
1,673	Trinseo SA	61,633
21,940	Tronox Holdings PLC, Class A Shares	203,384
599	Valhi Inc.	1,198
7,254	Valvoline Inc.	126,582
2,553	WR Grace & Co.	179,935

	Total Chemicals	7,423,317

Construction Materials - 0.5%
1,728	Eagle Materials Inc.	148,712
749	Forterra Inc.*	3,580
35,328	Summit Materials Inc., Class A Shares*	493,886
79	United States Lime & Minerals Inc.	6,451
590	US Concrete Inc.*	27,476
10,686	Vulcan Materials Co.	1,334,788

	Total Construction Materials	2,014,893

Containers & Packaging - 1.8%
9,398	AptarGroup Inc.	1,064,512
745	Ardagh Group SA, Class A Shares	10,661
12,926	Avery Dennison Corp.	1,345,080
3,477	Bemis Co., Inc.	202,883
20,449	Berry Global Group Inc.*	961,512
27,791	Crown Holdings Inc.*	1,540,455
11,569	Graphic Packaging Holding Co.	150,397
994	Greif Inc., Class A Shares	35,227
255	Greif Inc., Class B Shares	11,233
1,435	Myers Industries Inc.	24,280
6,162	Owens-Illinois Inc.	98,592
3,605	Packaging Corp. of America	321,133
6,040	Sealed Air Corp.	253,076
14,180	Silgan Holdings Inc.	411,078
3,758	Sonoco Products Co.	232,357
211	UFP Technologies Inc.*	7,790

	Total Containers & Packaging	6,670,266

Metals & Mining - 0.6%
12,527	AK Steel Holding Corp.*	21,547
50,022	Alamos Gold Inc., Class A Shares	243,607
7,258	Alcoa Corp.*	153,797
4,880	Allegheny Technologies Inc.*	104,481
1,814	Carpenter Technology Corp.	73,576
1,813	Century Aluminum Co.*	10,135
60,133	Cleveland-Cliffs Inc.(a)	523,157

[753983.TX]62

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 4.9% - (continued)
Metals & Mining - 0.6% - (continued)
6,707	Coeur Mining Inc.*	$19,048
4,530	Commercial Metals Co.	60,476
1,318	Compass Minerals International Inc.	67,231
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)	—
1,912	Gold Resource Corp.	5,430
468	Haynes International Inc.	13,633
18,627	Hecla Mining Co.	24,401
623	Kaiser Aluminum Corp.	55,522
778	Materion Corp.	47,030
372	Olympic Steel Inc.	4,605
2,619	Reliance Steel & Aluminum Co.	218,084
2,519	Royal Gold Inc.	221,647
539	Ryerson Holding Corp.*	4,161
981	Schnitzer Steel Industries Inc., Class A Shares	20,709
8,501	Steel Dynamics Inc.	213,800
2,403	SunCoke Energy Inc.*	17,638
272	Synalloy Corp.	5,048
1,440	TimkenSteel Corp.*	10,238
6,852	United States Steel Corp.(a)	80,991
239	Universal Stainless & Alloy Products Inc.*	3,035
1,651	Warrior Met Coal Inc.	42,612
1,611	Worthington Industries Inc.	55,000

	Total Metals & Mining	2,320,639

Paper & Forest Products - 0.1%
1,471	Boise Cascade Co.	32,656
538	Clearwater Paper Corp.*	8,667
2,404	Domtar Corp.	101,088
5,455	Louisiana-Pacific Corp.	124,483
659	Neenah Inc.	37,669
1,627	PH Glatfelter Co.	23,722
1,146	Schweitzer-Mauduit International Inc.	35,858
1,388	Verso Corp., Class A Shares*	23,902

	Total Paper & Forest Products	388,045

	TOTAL MATERIALS	18,817,160

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.3%
3,192	Acadia Realty Trust	87,301
1,279	Agree Realty Corp.	85,629
2,684	Alexander & Baldwin Inc.	61,920
79	Alexander’s Inc.	29,072
1,518	American Assets Trust Inc.	68,902
5,230	American Campus Communities Inc.	242,254
9,928	American Homes 4 Rent, Class A Shares	242,342
6,011	Americold Realty Trust	188,144
5,756	Apartment Investment & Management Co., Class A Shares	287,512
8,407	Apple Hospitality REIT Inc.	129,804
2,024	Armada Hoffler Properties Inc.	33,396
3,221	Ashford Hospitality Trust Inc.	14,366
830	Bluerock Residential Growth REIT Inc., Class A Shares	9,495
1,135	Braemar Hotels & Resorts Inc.	11,849
6,896	Brandywine Realty Trust	104,199
11,601	Brixmor Property Group Inc.	198,957
340	BRT Apartments Corp.	4,291
3,415	Camden Property Trust	352,974
3,196	CareTrust REIT Inc.	77,695
1,883	CatchMark Timber Trust Inc., Class A Shares	17,719
6,331	CBL & Associates Properties Inc.(a)	5,155
3,374	Cedar Realty Trust Inc.	9,548
1,718	Chatham Lodging Trust	32,711
2,306	Chesapeake Lodging Trust	66,344

[753983.TX]63

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 6.3% - (continued)
1,433	City Office REIT Inc.	$16,895
586	Clipper Realty Inc.	7,483
18,692	Colony Capital Inc.	97,011
4,682	Columbia Property Trust Inc.	100,101
717	Community Healthcare Trust Inc.	28,056
4,582	CoreCivic Inc.	100,346
485	CorEnergy Infrastructure Trust Inc.	18,716
1,524	CorePoint Lodging Inc.	18,471
1,408	CoreSite Realty Corp.	164,342
3,985	Corporate Office Properties Trust	110,942
14,682	Cousins Properties Inc.	132,872
7,185	CubeSmart	242,278
14,562	CyrusOne Inc.	859,740
8,131	DiamondRock Hospitality Co.	80,578
6,167	Douglas Emmett Inc.	248,468
13,755	Duke Realty Corp.	413,888
2,379	Easterly Government Properties Inc.	43,797
1,345	EastGroup Properties Inc.	149,295
5,627	Empire State Realty Trust Inc., Class A Shares	86,431
2,830	EPR Properties	221,023
82,795	Equity Commonwealth	2,696,633
3,258	Equity LifeStyle Properties Inc.	396,368
1,443	Essential Properties Realty Trust Inc.	30,678
1,079	Farmland Partners Inc.	6,679
4,809	First Industrial Realty Trust Inc.	166,920
2,601	Four Corners Property Trust Inc.	74,805
3,941	Franklin Street Properties Corp.	28,533
1,754	Front Yard Residential Corp.	20,066
7,745	Gaming and Leisure Properties Inc.	305,850
4,630	GEO Group Inc. (The)	101,536
1,304	Getty Realty Corp.	40,372
1,000	Gladstone Commercial Corp.	21,070
441	Gladstone Land Corp.	5,468
726	Global Medical REIT Inc.	7,739
3,035	Global Net Lease Inc.	55,874
2,316	Hannon Armstrong Sustainable Infrastructure Capital Inc.	60,008
11,946	Healthcare Realty Trust Inc.	385,139
7,907	Healthcare Trust of America Inc., Class A Shares	227,643
1,352	Hersha Hospitality Trust, Class A Shares	23,052
3,949	Highwoods Properties Inc.	173,203
6,263	Hospitality Properties Trust	155,761
5,992	Hudson Pacific Properties Inc.	200,193
3,347	Independence Realty Trust Inc.	36,750
2,576	Industrial Logistics Properties Trust	48,583
343	Innovative Industrial Properties Inc., Class A Shares(a)	28,822
449	Investors Real Estate Trust	25,993
10,940	Iron Mountain Inc.	335,311
2,451	iStar Inc.	26,986
19,112	JBG SMITH Properties	754,733
790	Jernigan Capital Inc.	16,685
3,809	Kilroy Realty Corp.	280,761
15,682	Kimco Realty Corp.	272,867
3,312	Kite Realty Group Trust	50,342
3,241	Lamar Advertising Co., Class A Shares	253,479
8,189	Lexington Realty Trust	75,093
5,668	Liberty Property Trust	269,060
1,770	Life Storage Inc.	170,416
1,537	LTC Properties Inc.	68,781
5,290	Macerich Co. (The)	192,186
3,433	Mack-Cali Realty Corp.	77,998

[753983.TX]64

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 6.3% - (continued)
14,055	Medical Properties Trust Inc.	$249,898
3,608	Monmouth Real Estate Investment Corp.	50,296
1,585	National Health Investors Inc.	124,502
6,081	National Retail Properties Inc.	325,516
2,222	National Storage Affiliates Trust	66,193
2,818	New Senior Investment Group Inc.	18,571
756	NexPoint Residential Trust Inc.	30,300
1,793	NorthStar Realty Europe Corp.	29,531
1,868	Office Properties Income Trust	44,664
7,890	Omega Healthcare Investors Inc.	281,042
612	One Liberty Properties Inc.	17,467
5,353	Outfront Media Inc.	131,951
8,002	Paramount Group Inc.	114,029
7,731	Park Hotels & Resorts Inc.	213,530
4,944	Pebblebrook Hotel Trust	137,592
2,539	Pennsylvania Real Estate Investment Trust(a)	16,275
7,011	Physicians Realty Trust	128,371
4,877	Piedmont Office Realty Trust Inc., Class A Shares	99,149
2,568	PotlatchDeltic Corp.	86,413
1,654	Preferred Apartment Communities Inc., Class A Shares	25,968
758	PS Business Parks Inc.	121,977
24,386	QTS Realty Trust Inc., Class A Shares	1,125,902
4,992	Rayonier Inc.	140,525
5,836	Regency Centers Corp.	384,943
4,479	Retail Opportunity Investments Corp.	74,978
8,388	Retail Properties of America Inc., Class A Shares	99,733
600	Retail Value Inc.	19,152
3,565	Rexford Industrial Realty Inc.	134,757
6,731	RLJ Lodging Trust	115,571
2,981	RPT Realty	36,279
1,717	Ryman Hospitality Properties Inc.	137,274
6,862	Sabra Health Care REIT Inc.	132,368
329	Safehold Inc.	8,978
479	Saul Centers Inc.	25,718
6,820	SBA Communications Corp., Class A Shares*	1,475,916
9,145	Senior Housing Properties Trust	72,063
1,284	Seritage Growth Properties, Class A Shares(a)	53,697
5,975	SITE Centers Corp.	76,301
1,563	Spirit MTA REIT	10,988
19,273	Spirit Realty Capital Inc.	822,186
3,786	STAG Industrial Inc.	110,475
7,344	STORE Capital Corp.	251,312
4,107	Summit Hotel Properties Inc.	46,943
3,214	Sun Communities Inc.	405,832
8,817	Sunstone Hotel Investors Inc.	118,324
3,528	Tanger Factory Outlet Centers Inc.	59,835
2,311	Taubman Centers Inc.	102,516
2,327	Terreno Realty Corp.	106,367
2,130	Tier REIT Inc.	57,340
1,243	UMH Properties Inc.	16,544
26,304	Uniti Group Inc.	252,781
481	Universal Health Realty Income Trust	39,428
4,310	Urban Edge Properties	74,348
1,108	Urstadt Biddle Properties Inc., Class A Shares	24,243
37,341	VEREIT Inc.	331,588
15,620	VICI Properties Inc.	346,452
7,293	Washington Prime Group Inc.(a)	29,901
3,124	Washington Real Estate Investment Trust	83,130
4,637	Weingarten Realty Investors	130,763
1,560	Whitestone REIT, Class B Shares	19,765

[753983.TX]65

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 6.3% - (continued)
6,066	WP Carey Inc.	$503,539
4,396	Xenia Hotels & Resorts Inc.	91,920

	Total Equity Real Estate Investment Trusts (REITs)	24,134,658

Real Estate Management & Development - 0.6%
399	Altisource Portfolio Solutions SA*	8,032
27,889	CBRE Group Inc., Class A Shares*	1,274,527
156	Consolidated-Tomoka Land Co.	9,329
2,436	Cushman & Wakefield PLC*	41,071
355	Forestar Group Inc.*	6,358
258	FRP Holdings Inc.*	12,002
1,445	HFF Inc., Class A Shares	62,395
1,516	Howard Hughes Corp. (The)*	155,905
1,748	Jones Lang LaSalle Inc.	217,539
4,901	Kennedy-Wilson Holdings Inc.	100,715
735	Marcus & Millichap Inc.*	22,447
322	Maui Land & Pineapple Co., Inc.*	3,323
5,843	Newmark Group Inc., Class A Shares	46,627
667	RE/MAX Holdings Inc., Class A Shares	19,756
4,719	Realogy Holdings Corp.	33,458
3,068	Redfin Corp.*(a)	48,352
269	RMR Group Inc. (The), Class A Shares	12,971
1,513	St Joe Co. (The)*	24,102
159	Stratus Properties Inc.*	4,468
798	Tejon Ranch Co.*	12,920
70	Transcontinental Realty Investors Inc.	1,926
497	Trinity Place Holdings Inc.*	2,028

	Total Real Estate Management & Development	2,120,251

	TOTAL REAL ESTATE	26,254,909

UTILITIES - 3.2%
Electric Utilities - 0.9%
14,295	ALLETE Inc.	1,170,618
9,024	Alliant Energy Corp.	428,279
1,532	El Paso Electric Co.	89,162
4,214	Hawaiian Electric Industries Inc.	175,050
1,941	IDACORP Inc.	194,624
1,372	MGE Energy Inc.	90,881
7,645	OGE Energy Corp.	317,726
1,551	Otter Tail Corp.	77,038
4,250	Pinnacle West Capital Corp.	399,117
3,073	PNM Resources Inc.	144,769
3,406	Portland General Electric Co.	180,041
502	Spark Energy Inc., Class A Shares(a)	4,920

	Total Electric Utilities	3,272,225

Gas Utilities - 0.5%
4,390	Atmos Energy Corp.	446,902
614	Chesapeake Utilities Corp.	55,739
3,135	National Fuel Gas Co.	167,127
3,365	New Jersey Resources Corp.	159,669
1,125	Northwest Natural Holding Co.	77,422
1,998	ONE Gas Inc.	174,945
278	RGC Resources Inc.	7,570
3,581	South Jersey Industries Inc.	112,981
2,029	Southwest Gas Holdings Inc.	172,749
1,888	Spire Inc.	157,308
6,655	UGI Corp.	343,465

	Total Gas Utilities	1,875,877

Independent Power and Renewable Electricity Producers - 0.6%
136,680	Atlantic Power Corp.*(a)	318,464
1,443	Clearway Energy Inc., Class A Shares	20,678
2,758	Clearway Energy Inc., Class C Shares	41,370

[753983.TX]66

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 3.2% - (continued)
Independent Power and Renewable Electricity Producers - 0.6% - (continued)
11,190	NRG Energy Inc.	$380,908
10,744	Ormat Technologies Inc.	634,326
3,082	Pattern Energy Group Inc., Class A Shares	65,369
2,914	TerraForm Power Inc., Class A Shares	39,339
37,668	Vistra Energy Corp.	887,458

	Total Independent Power and Renewable Electricity Producers	2,387,912

Multi-Utilities - 0.2%
2,517	Avista Corp.	105,110
2,044	Black Hills Corp.	155,753
7,584	MDU Resources Group Inc.	187,173
1,941	NorthWestern Corp.	137,695
598	Unitil Corp.	34,002

	Total Multi-Utilities	619,733

Water Utilities - 1.0%
1,431	American States Water Co.	104,377
31,263	Aqua America Inc.	1,236,139
400	AquaVenture Holdings Ltd.*	7,092
311	Artesian Resources Corp., Class A Shares	11,075
958	Cadiz Inc.*(a)	9,944
6,374	California Water Service Group	313,728
13,440	Connecticut Water Service Inc.	938,650
557	Consolidated Water Co., Ltd.	7,547
370	Global Water Resources Inc.	3,522
4,322	Middlesex Water Co.	255,690
592	Pure Cycle Corp.*	5,577
15,399	SJW Group	949,040
533	York Water Co. (The)	18,378

	Total Water Utilities	3,860,759

	TOTAL UTILITIES	12,016,506

	TOTAL COMMON STOCKS (Cost - $314,944,550)	363,388,522

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.4%
Capital Markets - 0.2%
35,280	Northern Trust Corp., 5.850%(c)	915,516

Insurance - 0.2%
10,022	MetLife Inc., 4.000% (3-Month USD-LIBOR + 1.000%)(c)(d)	224,793
18,133	WR Berkley Corp., 5.625% due 4/30/53	462,392

	Total Insurance	687,185

	TOTAL FINANCIALS	1,602,701

UTILITIES - 0.3%
Electric Utilities - 0.3%
42,768	SCE Trust VI, 5.000%(c)	891,713

	TOTAL PREFERRED STOCKS (Cost - $2,514,234)	2,494,414

CONVERTIBLE PREFERRED STOCKS - 0.6%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
3,952	Becton Dickinson & Co., 6.125%	229,888

UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.1%
4,500	Vistra Energy Corp., 7.000%	435,195

Water Utilities - 0.4%
28,870	Aqua America Inc., 6.000%*	1,600,553

	TOTAL UTILITIES	2,035,748

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $2,259,701)	2,265,636

[753983.TX]67

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
CLOSED END MUTUAL FUND SECURITIES - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
4,288		iShares Russell 2000 ETF, Common Class	$625,448
13,997		iShares Russell Mid-Capital ETF, Common Class	735,262

		TOTAL FINANCIALS	1,360,710

		TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $1,424,766)	1,360,710

Face Amount/Units†		Rating††
CORPORATE BOND & NOTE - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
$ 353,000	NR	Maxwell Technologies Inc., Senior Unsecured Notes, 5.500% due 9/15/22(e)(f) (Cost - $353,000)	369,520

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $321,496,251)	369,878,802

SHORT-TERM INVESTMENTS (g) - 4.5%
MONEY MARKET FUND - 1.5%
5,817,584		Invesco STIT - Government & Agency Portfolio, 2.300%, Institutional Class(h) (Cost - $5,817,584)	5,817,584

TIME DEPOSITS - 3.0%
6,818,416		Banco Santander SA - Frankfurt, 1.740% due 6/3/19	6,818,416
1,040,284		Barclays Bank PLC - London, 1.740% due 6/3/19	1,040,284
		BBH - Grand Cayman:
8,471	CAD	0.790% due 6/3/19	6,267
13,394		1.740% due 6/3/19	13,394
1,813,637		JPMorgan Chase & Co. - New York, 1.740% due 6/3/19	1,813,637
1,631,636		Standard Chartered Bank - London, 1.740% due 6/3/19	1,631,636

		TOTAL TIME DEPOSITS (Cost - $11,323,634)	11,323,634

		TOTAL SHORT-TERM INVESTMENTS (Cost - $17,141,218)	17,141,218

		TOTAL INVESTMENTS - 101.7% (Cost - $338,637,469)	387,020,020

		Liabilities in Excess of Other Assets - (1.7)%	(6,324,692)

		TOTAL NET ASSETS - 100.0%	$380,695,328

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019 amounts to approximately $369,520 and represents 0.1% of net assets.

(f)	Illiquid security.
(g)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.0%.
(h)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2019, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$338,637,469	$73,241,014	$(24,989,169)	$48,251,845

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^

Information Technology	19.2%
Industrials	17.0
Financials	14.9
Health Care	14.3
Consumer Discretionary	7.7
Real Estate	6.8
Materials	4.9
Utilities	3.9
Consumer Staples	2.5
Energy	2.3
Communication Services	2.0
Short-Term Investments	4.5

100.0%

^	As a percentage of total investments.

[753983.TX]68

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At May 31, 2019, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Russell 2000 E-mini Index June Futures	14	6/19	$1,087,090	$1,026,550	$(60,540)
NASDAQ 100 E-mini Index June Futures	1	6/19	143,829	142,670	(1,159)
S&P MidCap 400 E-mini Index June Futures	6	6/19	1,155,127	1,086,120	(69,007)

					$(130,706)

At May 31, 2019, Small-Mid Cap Equity Fund had deposited cash of $105,996 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

See pages 242-244 for definitions of ratings.

[753983.TX]69

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.8%
Argentina - 0.2%
8,859	Globant SA*	$822,470
85,346	YPF SA, ADR	1,265,681

	Total Argentina	2,088,151

Australia - 3.3%
16,816	AGL Energy Ltd.	239,139
61,241	Alumina Ltd.	101,181
29,696	Amcor Ltd.	339,057
70,564	AMP Ltd.	105,843
30,254	APA Group	212,332
25,659	Appen Ltd.	459,140
14,736	Aristocrat Leisure Ltd.	296,822
4,964	ASX Ltd.	260,075
5,880	Atlassian Corp. PLC, Class A Shares*	740,174
51,030	Aurizon Holdings Ltd.	182,767
46,512	AusNet Services	57,369
73,168	Australia & New Zealand Banking Group Ltd.	1,411,696
9,269	Bank of Queensland Ltd.	59,383
981,253	Beach Energy Ltd.	1,224,813
11,723	Bendigo & Adelaide Bank Ltd.	91,004
75,159	BHP Group Ltd.	1,962,103
201,043	BHP Group PLC	4,530,450
13,771	BlueScope Steel Ltd.	100,054
28,715	Boral Ltd.	107,870
241,103	Brambles Ltd.	2,017,884
6,688	Caltex Australia Ltd.	122,084
13,096	Challenger Ltd.	72,952
237,786	Charter Hall Group, REIT	1,710,836
2,392	CIMIC Group Ltd.	74,725
11,895	Coca-Cola Amatil Ltd.	78,432
1,472	Cochlear Ltd.	204,175
29,073	Coles Group Ltd.*	250,745
45,165	Commonwealth Bank of Australia	2,453,451
11,834	Computershare Ltd.	136,182
9,595	Crown Resorts Ltd.	83,249
51,031	CSL Ltd.	7,256,895
240,053	CSR Ltd.	661,355
28,202	Dexus, REIT	252,618
1,375	Domino’s Pizza Enterprises Ltd.	37,246
116,502	Downer EDI Ltd.	574,741
1,133	Flight Centre Travel Group Ltd.	34,177
39,897	Fortescue Metals Group Ltd.	221,090
41,859	Goodman Group, REIT	388,359
46,280	GPT Group (The), REIT	184,603
13,652	Harvey Norman Holdings Ltd.	39,216
12,218	Iluka Resources Ltd.	82,250
44,850	Incitec Pivot Ltd.	101,909
59,258	Insurance Australia Group Ltd.	313,646
13,841	LendLease Group	136,315
8,291	Macquarie Group Ltd.	690,705
17,449	Magellan Financial Group Ltd.	522,724
69,812	Medibank Pvt Ltd.	159,476
318,123	Metcash Ltd.(a)	649,523
40,320	Mineral Resources Ltd.	418,833
93,905	Mirvac Group, REIT	196,842
69,760	National Australia Bank Ltd.	1,279,219
19,699	Newcrest Mining Ltd.	373,908
136,878	Northern Star Resources Ltd.	930,136

[753983.TX]70

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.3% - (continued)
35,161	Oil Search Ltd.	$171,375
9,724	Orica Ltd.	139,022
45,115	Origin Energy Ltd.	223,707
88,650	OZ Minerals Ltd.	552,274
34,069	QBE Insurance Group Ltd.	275,321
3,591	Ramsay Health Care Ltd.	173,446
1,263	REA Group Ltd.	77,546
45,399	Santos Ltd.	211,546
136,336	Scentre Group, REIT	358,480
8,169	SEEK Ltd.	118,110
47,893	Seven Group Holdings Ltd.	619,664
11,131	Sonic Healthcare Ltd.	201,600
130,289	South32 Ltd.	299,077
134,800	Star Entertainment Grp Ltd. (The)	416,995
61,731	Stockland, REIT	189,015
33,295	Suncorp Group Ltd.	300,173
28,335	Sydney Airport	145,511
49,099	Tabcorp Holdings Ltd.	153,252
106,736	Telstra Corp., Ltd.	270,042
8,418	TPG Telecom Ltd.	36,665
68,504	Transurban Group	661,196
18,428	Treasury Wine Estates Ltd.	190,710
83,610	Vicinity Centres, REIT	149,338
3,114	Washington H Soul Pattinson & Co., Ltd.	48,082
28,928	Wesfarmers Ltd.	741,400
87,634	Westpac Banking Corp.	1,668,167
24,004	Woodside Petroleum Ltd.	588,123
32,095	Woolworths Group Ltd.	696,941
8,224	WorleyParsons Ltd.	74,707

	Total Australia	44,943,258

Austria - 0.4%
40,603	ams AG	1,340,796
1,856	ANDRITZ AG	66,650
80,532	Erste Group Bank AG	2,854,408
3,776	OMV AG	177,241
3,796	Raiffeisen Bank International AG	88,130
7,031	Rhi Magnesita NV	425,085
1,614	Verbund AG	80,719
3,219	Voestalpine AG	83,750

	Total Austria	5,116,779

Belgium - 0.6%
56,706	Ageas	2,765,263
19,440	Anheuser-Busch InBev SA/NV	1,581,352
1,540	Colruyt SA	114,367
6,390	Galapagos NV*	726,219
2,069	Groupe Bruxelles Lambert SA	192,561
6,399	KBC Group NV	420,299
3,766	Proximus SADP	108,907
1,900	Solvay SA	177,738
1,170	Telenet Group Holding NV	63,337
3,242	UCB SA	247,641
35,957	Umicore SA	1,067,975
4,959	Warehouses de Pauw CVA, REIT	770,352

	Total Belgium	8,236,011

Brazil - 0.1%
125,678	B3 SA - Brasil Bolsa Balcao	1,170,967

Canada - 3.1%
27,866	Air Canada, Class B Shares*	822,559
70,345	Alimentation Couche-Tard Inc., Class B Shares	4,316,873
78,611	ARC Resources Ltd.	428,037

[753983.TX]71

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 3.1% - (continued)
15,734	Badger Daylighting Ltd.(a)	$556,516
161,210	Barrick Gold Corp.	2,004,838
21,714	BRP Inc.	649,637
54,983	Cameco Corp.	554,778
23,751	Canada Goose Holdings Inc.*(a)	799,221
19,715	Canadian Apartment Properties REIT	714,390
21,058	Canadian Imperial Bank of Commerce(a)	1,596,682
19,480	Canadian Western Bank(a)	408,277
77,348	CCL Industries Inc., Class B Shares	3,523,205
43,285	Detour Gold Corp.*	408,289
75,830	Dollarama Inc.	2,394,897
724,268	Encana Corp.	3,820,397
38,700	Enerflex Ltd.	468,683
151,522	Entertainment One Ltd.	838,288
117,927	Gildan Activewear Inc., Class A Shares	4,254,864
221,196	Gran Tierra Energy Inc.*	430,381
22,794	IMAX Corp.*	495,997
299,644	Kinross Gold Corp.*	979,836
37,307	Kirkland Lake Gold Ltd.	1,290,303
162,005	Manulife Financial Corp.	2,718,261
36,198	Northland Power Inc.	668,419
36,023	Nutrien Ltd.	1,756,778
66,616	Parex Resources Inc.*	1,007,840
71,521	Saputo Inc.	2,379,977
233,573	Tamarack Valley Energy Ltd.*	366,335
23,914	TFI International Inc.	728,902
33,582	Tourmaline Oil Corp.	427,321
72,735	Tricon Capital Group Inc.	556,934

	Total Canada	42,367,715

Chile - 0.1%
154,487	Antofagasta PLC	1,532,495

China - 1.2%
27,191	Alibaba Group Holding Ltd., ADR*	4,058,529
32,831	Baidu Inc., ADR*	3,611,410
803	BeiGene Ltd., ADR*	94,698
256,600	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	947,343
4,072,969	China Telecom Corp., Ltd., Class H Shares*(b)	2,044,124
2,605,220	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	2,142,198
59,324	iQIYI Inc., ADR*(a)	1,081,476
116,382	Meituan Dianping, Class B Shares*	897,276
30,700	Tencent Holdings Ltd.	1,273,176
55,500	Yangzijiang Shipbuilding Holdings Ltd.	55,356

	Total China	16,205,586

Denmark - 1.4%
93	AP Moller - Maersk AS, Class A Shares	93,610
2,338	AP Moller - Maersk AS, Class B Shares	2,474,640
4,320	Ascendis Pharma AS, ADR*	538,531
2,743	Carlsberg AS, Class B Shares	360,037
2,536	Chr Hansen Holding AS	264,139
3,046	Coloplast AS, Class B Shares	324,676
17,133	Danske Bank AS	279,299
2,896	Demant AS*	97,005
13,337	Dfds AS	505,412
4,337	Drilling Co. of 1972 (The)*	277,065
4,554	DSV AS	405,051
1,577	Genmab AS*	269,574
15,433	GN Store Nord AS	726,784
1,519	H. Lundbeck AS	60,592
4,285	ISS AS	120,480
121,247	Novo Nordisk AS, Class B Shares	5,715,318

[753983.TX]72

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Denmark - 1.4% - (continued)
41,769	Novozymes AS, Class B Shares	$1,959,869
4,826	Orsted AS(c)	384,518
2,821	Pandora AS	104,504
14,718	Royal Unibrew AS	1,045,766
3,023	Tryg AS	94,487
38,194	Vestas Wind Systems AS	3,101,741

	Total Denmark	19,203,098

Finland - 1.1%
33,531	Cramo OYJ	670,191
17,908	DNA OYJ	418,521
3,647	Elisa OYJ	162,532
11,389	Fortum OYJ	243,030
31,243	Kemira OYJ	428,131
8,690	Kone OYJ, Class B Shares	473,196
2,657	Metso OYJ	85,755
10,787	Neste OYJ	363,585
1,465,307	Nokia OYJ	7,328,694
3,106	Nokian Renkaat OYJ	88,595
77,885	Nordea Bank Abp	549,286
2,435	Orion OYJ, Class B Shares	79,570
11,367	Sampo OYJ, Class A Shares	491,703
14,832	Stora Enso OYJ, Class R Shares	156,295
15,795	Tieto OYJ	444,304
13,686	UPM-Kymmene OYJ	341,943
35,721	Valmet OYJ	823,032
104,897	Wartsila OYJ Abp	1,530,191

	Total Finland	14,678,554

France - 10.1%
4,837	Accor SA	178,204
761	Aeroports de Paris	130,537
44,533	Air France-KLM*	384,867
10,928	Air Liquide SA	1,358,926
45,839	Airbus SE	5,890,311
54,539	Alstom SA	2,482,500
9,865	Alten SA	999,803
23,386	Amundi SA(a)(c)	1,516,575
14,814	Arkema SA	1,245,744
26,181	Atos SE	1,988,422
49,485	AXA SA	1,217,230
962	BioMerieux	78,533
190,361	BNP Paribas SA(a)	8,676,296
22,517	Bollore SA	101,522
5,641	Bouygues SA	197,699
6,735	Bureau Veritas SA	158,492
4,112	Capgemini SE	458,857
99,460	Carrefour SA	1,868,253
1,100	Casino Guichard Perrachon SA(a)	41,830
120,403	Cie de Saint-Gobain	4,366,676
4,379	Cie Générale des Établissements Michelin SCA	500,873
4,401	CNP Assurances	94,290
1,144	Covivio, REIT	119,975
29,400	Credit Agricole SA	335,245
66,244	Danone SA	5,287,080
61	Dassault Aviation SA	76,189
19,169	Dassault Systemes SE	2,840,879
98,497	Edenred	4,498,057
15,059	Eiffage SA	1,438,193
15,438	Electricite de France SA	216,946
194,202	Engie SA	2,707,809
26,742	EssilorLuxottica SA	3,067,265
1,024	Eurazeo SE	71,734

[753983.TX]73

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.1% - (continued)
4,823	Eutelsat Communications SA	$84,641
13,472	Faurecia SA	494,851
5,285	Fnac Darty SA*	403,229
1,172	Gecina SA, REIT	167,389
11,218	Getlink SE	172,833
8,385	Hermes International	5,577,650
825	ICADE, REIT	70,012
665	Iliad SA	76,377
680	Imerys SA	29,579
13,887	Ingenico Group SA*	1,112,335
967	Ipsen SA	115,356
2,086	JCDecaux SA	58,331
1,933	Kering SA	1,004,087
5,239	Klepierre SA, REIT	178,139
19,288	Korian SA	768,339
47,085	Legrand SA	3,167,202
6,433	L’Oréal SA	1,726,433
16,304	LVMH Moët Hennessy Louis Vuitton SE	6,177,385
23,444	Natixis SA(a)	107,247
16,255	Nexity SA	716,307
50,901	Orange SA(a)	795,592
22,581	Pernod Ricard SA	3,972,229
15,081	Peugeot SA	336,120
5,429	Publicis Groupe SA	296,969
518	Remy Cointreau SA	71,139
39,257	Renault SA	2,357,430
181,422	Rexel SA	1,957,192
8,345	Safran SA	1,095,186
28,624	Sanofi	2,311,650
684	Sartorius Stedim Biotech	94,770
50,282	Schneider Electric SE	3,965,975
16,184	SCOR SE	664,953
16,725	Seb Prime de Fidelite*(d)(e)	2,733,518
5,392	SEB SA	879,977
3,750	SEB SA*(e)	612,896
590	Societe BIC SA*	45,995
111,449	Societe Generale SA	2,790,121
2,269	Sodexo SA	260,743
6,740	SOITEC*	566,661
8,713	Suez	116,409
12,623	Teleperformance	2,420,406
69,939	Television Francaise 1	667,804
2,726	Thales SA	299,672
363,136	TOTAL SA	18,784,071
33,293	Ubisoft Entertainment SA*	2,730,108
3,546	Unibail-Rodamco-Westfield, REIT	536,187
88,864	Valeo SA(a)	2,346,373
13,777	Veolia Environnement SA	319,616
12,957	Vinci SA	1,278,947
102,461	Vivendi SA	2,753,851
699	Wendel SA	88,615
29,261	Worldline SA*(c)	1,758,518

	Total France	136,713,227

Germany - 7.5%
997	1&1 Drillisch AG	30,570
16,369	adidas AG	4,684,767
10,829	Allianz SE, Class Registered Shares	2,405,275
56,347	alstria office REIT-AG	880,006
12,143	AURELIUS Equity Opportunities SE & Co. KGaA*	546,765
1,353	Axel Springer SE	83,825
116,583	BASF SE	7,698,023

[753983.TX]74

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 7.5% - (continued)
56,565	Bayer AG, Class Registered Shares	$3,336,395
38,074	Bayerische Motoren Werke AG	2,637,145
6,903	Bechtle AG	775,526
20,396	Beiersdorf AG	2,347,952
3,962	Brenntag AG	184,096
14,367	Carl Zeiss Meditec AG	1,351,003
123,889	CECONOMY AG*	700,031
25,690	Commerzbank AG	180,954
32,017	Continental AG	4,358,730
4,433	Covestro AG(c)	193,916
23,201	Daimler AG, Class Registered Shares	1,203,711
2,868	Delivery Hero SE*(c)	123,205
50,345	Deutsche Bank AG, Class Registered Shares	341,800
4,872	Deutsche Boerse AG	673,457
6,093	Deutsche Lufthansa AG, Class Registered Shares	115,901
32,825	Deutsche Pfandbriefbank AG(c)	452,379
151,542	Deutsche Post AG, Class Registered Shares	4,464,796
85,037	Deutsche Telekom AG, Class Registered Shares	1,435,307
54,910	Deutsche Wohnen SE	2,591,768
67,689	Deutz AG	560,115
9,799	Duerr AG	332,626
163,562	E.ON SE	1,708,277
4,182	Evonik Industries AG	109,763
7,128	Fraport AG Frankfurt Airport Services Worldwide	561,005
61,323	Fresenius Medical Care AG & Co. KGaA	4,474,824
10,696	Fresenius SE & Co. KGaA	542,979
76,159	GEA Group AG	2,079,724
7,413	Gerresheimer AG*	528,320
1,546	Hannover Rueck SE	231,785
3,816	HeidelbergCement AG	283,821
2,665	Henkel AG & Co. KGaA	230,813
631	Hochtief AG	74,936
8,879	HUGO BOSS AG	516,638
418,569	Infineon Technologies AG	7,550,227
3,130	Innogy SE	130,102
431	Innogy SE(c)	19,539
1,817	KION Group AG	99,014
18,565	Knorr-Bremse AG*	2,044,094
2,229	Lanxess AG	111,634
3,314	Merck KGaA	320,070
125,073	METRO AG	1,970,246
1,333	MTU Aero Engines AG	288,227
3,815	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	920,851
195	Puma SE	113,439
8,610	Rheinmetall AG	916,294
78,623	RWE AG	1,963,898
15,904	Salzgitter AG	413,644
149,425	SAP SE	18,464,867
35,622	Siemens AG, Class Registered Shares	4,035,602
79,973	Siemens Healthineers AG(c)	3,109,487
3,162	Symrise AG, Class A Shares	296,369
44,382	TAG Immobilien AG	1,041,181
15,715	Telefonica Deutschland Holding AG	44,076
11,174	ThyssenKrupp AG	141,437
11,019	TUI AG	101,881
5,161	Uniper SE	144,762
3,105	United Internet AG, Class Registered Shares	111,124
832	Volkswagen AG	132,122
12,620	Vonovia SE	661,908
3,010	Wirecard AG	470,847
3,196	Zalando SE*(c)	126,836

	Total Germany	101,776,707

[753983.TX]75

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 3.0%
822,600	AIA Group Ltd.	$7,706,532
7,800	ASM Pacific Technology Ltd.	75,535
31,600	Bank of East Asia Ltd. (The)	98,265
618,000	BOC Hong Kong Holdings Ltd.	2,367,565
602,000	Champion REIT	489,481
263,000	China Mengniu Dairy Co., Ltd.*	959,526
671,581	China Merchants Port Holdings Co., Ltd.	1,173,867
1,035,442	China Mobile Ltd.	9,039,422
2,870,917	China Unicom Hong Kong Ltd.	3,022,164
66,500	CK Asset Holdings Ltd.	479,861
69,000	CK Hutchison Holdings Ltd.	650,655
17,000	CK Infrastructure Holdings Ltd.	131,206
42,000	CLP Holdings Ltd.	474,831
9,100	Dairy Farm International Holdings Ltd.	69,602
55,000	Galaxy Entertainment Group Ltd.	331,844
49,000	Hang Lung Properties Ltd.	102,912
19,600	Hang Seng Bank Ltd.	490,676
36,894	Henderson Land Development Co., Ltd.	190,341
66,000	HK Electric Investments & HK Electric Investments Ltd.	64,557
91,000	HKT Trust & HKT Ltd.	143,367
260,381	Hong Kong & China Gas Co., Ltd.	574,725
29,899	Hong Kong Exchanges & Clearing Ltd.	948,283
29,900	Hongkong Land Holdings Ltd.	194,954
17,000	Hysan Development Co., Ltd.	88,328
5,700	Jardine Matheson Holdings Ltd.	365,555
67,032	Jardine Strategic Holdings Ltd.	2,503,017
18,500	Kerry Properties Ltd.	70,119
54,000	Link REIT	647,370
6,243	Melco Resorts & Entertainment Ltd., ADR	120,490
39,500	MTR Corp., Ltd.	241,345
156,679	New World Development Co., Ltd.	230,308
36,750	NWS Holdings Ltd.	72,379
95,000	PCCW Ltd.	54,026
35,500	Power Assets Holdings Ltd.	245,337
38,000	Shangri-La Asia Ltd.	48,389
76,646	Sino Land Co., Ltd.	122,335
43,000	SJM Holdings Ltd.	47,475
41,000	Sun Hung Kai Properties Ltd.	648,096
12,500	Swire Pacific Ltd., Class A Shares	147,826
29,800	Swire Properties Ltd.	122,579
35,000	Techtronic Industries Co., Ltd.	222,543
644,000	Towngas China Co., Ltd.*	484,937
18,000	Vitasoy International Holdings Ltd.	96,398
4,053,500	WH Group Ltd.(c)	3,631,525
29,000	Wharf Holdings Ltd. (The)	74,019
31,000	Wharf Real Estate Investment Co., Ltd.	211,212
21,000	Wheelock & Co., Ltd.	138,730
17,000	Yue Yuen Industrial Holdings Ltd.	47,525

	Total Hong Kong	40,462,034

India - 0.6%
225,478	Canara Bank*	862,064
48,195	HDFC Bank Ltd.*	1,680,650
354,233	ICICI Bank Ltd., ADR	4,250,796
128,356	NTPC Ltd.	244,976
215,892	Zee Entertainment Enterprises Ltd.	1,111,340

	Total India	8,149,826

Indonesia - 0.1%
609,900	Bank Central Asia Tbk PT	1,242,478

[753983.TX]76

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Ireland - 0.8%
3,372	AerCap Holdings NV*	$151,133
20,880	AIB Group PLC	85,240
376,387	Bank of Ireland Group PLC	2,008,257
20,686	CRH PLC	647,152
85,171	Dalata Hotel Group PLC	504,074
2,519	DCC PLC	212,154
2,053	Flutter Entertainment PLC	146,219
57,678	Grafton Group PLC	620,999
126,819	James Hardie Industries PLC, CDI	1,608,718
4,068	Kerry Group PLC, Class A Shares	470,028
3,928	Kingspan Group PLC	204,049
19,320	Medtronic PLC	1,788,645
24,676	Ryanair Holdings PLC, ADR*	1,609,369
5,778	Smurfit Kappa Group PLC	159,652
92,509	UDG Healthcare PLC	832,175

	Total Ireland	11,047,864

Isle of Man - 0.0%
13,136	GVC Holdings PLC	99,800

Israel - 0.3%
922	Azrieli Group Ltd.	55,073
27,358	Bank Hapoalim BM	196,887
38,299	Bank Leumi Le-Israel BM	256,848
14,908	Check Point Software Technologies Ltd.*	1,644,054
948	CyberArk Software Ltd.*	125,184
671	Elbit Systems Ltd.	95,508
17,954	Israel Chemicals Ltd.	89,957
148,971	Israel Discount Bank Ltd., Class A Shares	567,250
3,396	Mizrahi Tefahot Bank Ltd.*	74,238
1,584	Nice Ltd.*	220,999
27,781	Teva Pharmaceutical Industries Ltd., ADR*	240,306
1,171	Wix.com Ltd.*	160,825

	Total Israel	3,727,129

Italy - 2.3%
43,508	ACEA SpA	809,985
61,736	Amplifon SpA	1,368,171
162,637	Assicurazioni Generali SpA	2,854,135
12,705	Atlantia SpA	317,755
272,538	BPER Banca(a)	1,027,679
14,893	Davide Campari-Milano SpA	145,350
5,283	DiaSorin SpA	539,893
207,510	Enel SpA	1,293,054
350,791	Eni SpA	5,292,017
3,144	Ferrari NV	447,713
13,196	FinecoBank Banca Fineco SpA	136,331
119,893	Infrastrutture Wireless Italiane SpA(c)	1,087,284
13,236	Interpump Group SpA	385,689
381,620	Intesa Sanpaolo SpA(a)	781,218
8,628	Leonardo SpA	95,665
15,922	Mediobanca Banca di Credito Finanziario SpA	146,767
4,588	Moncler SpA	168,639
10,807	Pirelli & C SpA(c)	61,645
13,396	Poste Italiane SpA(c)	130,104
78,801	Prysmian SpA	1,311,358
2,681	Recordati SpA	110,687
347,348	Saipem SpA*	1,479,514
219,959	Saras SpA	315,449
57,530	Snam SpA	289,111
40,654	Technogym SpA(c)	465,557
137,308	Telecom Italia SpA	63,983
232,576	Telecom Italia SpA*	114,020

[753983.TX]77

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 2.3% - (continued)
36,077	Terna Rete Elettrica Nazionale SpA	$220,623
911,031	UniCredit SpA	10,337,027

	Total Italy	31,796,423

Japan - 19.2%
800	ABC-Mart Inc.	49,920
8,800	Acom Co., Ltd.	29,491
12,900	Adastria Co., Ltd.	316,606
24,400	Advantest Corp.	565,552
15,700	Aeon Co., Ltd.	270,674
3,300	AEON Financial Service Co., Ltd.	52,660
2,500	Aeon Mall Co., Ltd.	36,629
4,700	AGC Inc.	150,661
151,100	Aiful Corp.*	290,070
4,200	Air Water Inc.	62,467
4,100	Aisin Seiki Co., Ltd.	135,791
11,300	Ajinomoto Co., Inc.	191,745
4,500	Alfresa Holdings Corp.	113,256
5,500	Alps Alpine Co., Ltd.	90,935
9,000	Amada Holdings Co., Ltd.	91,993
2,900	ANA Holdings Inc.	96,929
30,000	Anritsu Corp.(a)	471,869
2,500	Aozora Bank Ltd.	60,503
9,300	Asahi Group Holdings Ltd.	407,481
17,000	Asahi Intecc Co., Ltd.	867,446
32,400	Asahi Kasei Corp.	333,354
48,200	Astellas Pharma Inc.	644,708
5,100	Bandai Namco Holdings Inc.	250,451
1,400	Bank of Kyoto Ltd. (The)	54,385
20,393	Benesse Holdings Inc.	473,307
46,700	Bic Camera Inc.	485,027
98,300	Bridgestone Corp.	3,656,640
5,200	Brother Industries Ltd.	88,217
2,300	Calbee Inc.	65,013
91,549	Canon Inc.	2,578,759
5,000	Casio Computer Co., Ltd.	55,476
3,700	Central Japan Railway Co.	771,045
14,700	Chiba Bank Ltd. (The)	69,907
80,096	Chiyoda Corp.(a)	212,161
15,500	Chubu Electric Power Co., Inc.	211,669
5,700	Chugai Pharmaceutical Co., Ltd.	379,851
6,700	Chugoku Electric Power Co., Inc. (The)	83,883
191,966	Citizen Watch Co., Ltd.	875,012
18,400	Coca-Cola Bottlers Japan Holdings Inc.	418,309
27,100	Concordia Financial Group Ltd.	103,112
4,600	Credit Saison Co., Ltd.	49,523
2,700	CyberAgent Inc.	103,529
6,200	Dai Nippon Printing Co., Ltd.	134,265
6,400	Daicel Corp.	54,211
12,400	Daifuku Co., Ltd.	616,740
167,233	Dai-ichi Life Holdings Inc.	2,404,876
14,500	Daiichi Sankyo Co., Ltd.	700,906
6,400	Daikin Industries Ltd.	775,379
36,800	Daikyonishikawa Corp.	273,193
19,100	Daiseki Co., Ltd.	474,307
1,800	Daito Trust Construction Co., Ltd.	234,234
14,500	Daiwa House Industry Co., Ltd.	433,379
48	Daiwa House REIT Investment Corp., Class A Shares	113,594
41,400	Daiwa Securities Group Inc.	180,782
73,398	DeNA Co., Ltd.	1,488,636
16,700	Denka Co., Ltd.	474,233
11,100	Denso Corp.	427,437

[753983.TX]78

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.2% - (continued)
5,500	Dentsu Inc.	$179,048
600	Disco Corp.	82,790
58,900	East Japan Railway Co.	5,589,652
19,408	Eisai Co., Ltd.	1,138,320
4,100	Electric Power Development Co., Ltd.	89,822
6,500	FamilyMart UNY Holdings Co., Ltd.	156,381
35,300	FANUC Corp.	5,950,634
1,500	Fast Retailing Co., Ltd.	867,684
3,200	Fuji Electric Co., Ltd.	106,643
39,556	Fuji Media Holdings Inc.	537,440
15,200	Fuji Oil Holdings Inc.	459,178
9,900	FUJIFILM Holdings Corp.	472,384
31,709	Fujitsu Ltd.	2,145,464
4,400	Fukuoka Financial Group Inc.	74,695
20,900	FULLCAST Holdings Co., Ltd.	398,817
1,000	GMO Payment Gateway Inc.	66,778
173,867	Gree Inc.	778,450
5,400	Hakuhodo DY Holdings Inc.	84,357
3,800	Hamamatsu Photonics KK	134,553
5,900	Hankyu Hanshin Holdings Inc.	211,313
500	Hikari Tsushin Inc.	101,140
7,200	Hino Motors Ltd.	57,035
745	Hirose Electric Co., Ltd.	81,093
13,300	HIS Co., Ltd.	388,452
1,400	Hisamitsu Pharmaceutical Co., Inc.	55,705
2,600	Hitachi Chemical Co., Ltd.	69,267
3,000	Hitachi Construction Machinery Co., Ltd.	69,288
1,600	Hitachi High-Technologies Corp.	67,512
168,200	Hitachi Ltd.	5,667,185
130,905	Hitachi Metals Ltd.	1,294,645
216,160	Honda Motor Co., Ltd.	5,328,118
1,400	Hoshizaki Corp.	106,041
66,700	Hoya Corp.	4,616,120
8,600	Hulic Co., Ltd.	67,930
45,755	Ibiden Co., Ltd.	707,352
5,037	Idemitsu Kosan Co., Ltd.	141,407
4,000	IHI Corp.	89,009
3,400	Iida Group Holdings Co., Ltd.	53,716
263,820	Inpex Corp.	2,119,082
1,428	Invincible Investment Corp., REIT	760,201
9,300	Isetan Mitsukoshi Holdings Ltd.	76,877
14,100	Isuzu Motors Ltd.	153,906
34,500	ITOCHU Corp.	635,455
2,400	Itochu Techno-Solutions Corp.	59,571
6,600	J Front Retailing Co., Ltd.	68,566
29,300	Japan Airlines Co., Ltd.	919,805
1,000	Japan Airport Terminal Co., Ltd.	37,917
13,100	Japan Exchange Group Inc.	202,042
9,900	Japan Post Bank Co., Ltd.	101,445
40,400	Japan Post Holdings Co., Ltd.	447,527
20	Japan Prime Realty Investment Corp., REIT	85,616
33	Japan Real Estate Investment Corp., REIT	196,349
62	Japan Retail Fund Investment Corp., REIT	124,994
30,600	Japan Tobacco Inc.	701,827
8,600	JCR Pharmaceuticals Co., Ltd.	535,583
12,600	JFE Holdings Inc.	173,929
125,389	JGC Corp.	1,659,015
150,864	JSR Corp.	2,132,873
4,900	JTEKT Corp.	51,496
82,450	JXTG Holdings Inc.	390,891
11,500	Kajima Corp.	157,543

[753983.TX]79

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.2% - (continued)
3,200	Kakaku.com Inc.	$64,447
2,600	Kamigumi Co., Ltd.	61,097
18,100	Kanamoto Co., Ltd.	399,008
1,200	Kaneka Corp.	41,376
18,100	Kansai Electric Power Co., Inc. (The)	210,443
4,600	Kansai Paint Co., Ltd.	86,598
12,500	Kao Corp.	971,896
3,800	Kawasaki Heavy Industries Ltd.	84,455
385,200	KDDI Corp.	9,893,873
2,400	Keihan Holdings Co., Ltd.	103,626
8,300	Keihin Corp.	107,608
5,300	Keikyu Corp.	89,447
2,600	Keio Corp.	172,893
3,200	Keisei Electric Railway Co., Ltd.	119,660
103	Kenedix Realty Investment Corp., REIT, Class A Shares	710,424
13,200	Keyence Corp.	7,404,259
3,700	Kikkoman Corp.	152,738
4,400	Kintetsu Group Holdings Co., Ltd.	210,344
21,100	Kirin Holdings Co., Ltd.	457,652
1,300	Kobayashi Pharmaceutical Co., Ltd.	96,038
8,900	Kobe Steel Ltd.	55,069
69,100	Koito Manufacturing Co., Ltd.	3,185,675
37,100	Komatsu Ltd.	815,539
2,500	Konami Holdings Corp.	117,944
12,300	Konica Minolta Inc.	107,639
800	Kose Corp.	125,633
281,300	Kubota Corp.	4,271,087
14,500	Kumagai Gumi Co., Ltd.	383,446
7,700	Kuraray Co., Ltd.	87,925
2,300	Kurita Water Industries Ltd.	54,804
8,200	Kyocera Corp.	499,692
6,100	Kyowa Hakko Kirin Co., Ltd.	114,910
9,700	Kyushu Electric Power Co., Inc.	95,705
4,100	Kyushu Railway Co.	122,104
15,400	Lasertec Corp.	530,895
1,400	Lawson Inc.	65,425
2,000	LINE Corp.*	58,337
5,300	Lion Corp.	102,212
6,400	LIXIL Group Corp.	81,763
10,800	M3 Inc.	203,174
52,400	Maeda Corp.	424,291
10,500	Makino Milling Machine Co., Ltd.	359,461
45,100	Makita Corp.	1,579,672
40,100	Marubeni Corp.	251,692
4,700	Marui Group Co., Ltd.	98,003
1,100	Maruichi Steel Tube Ltd.	28,812
19,700	Matsumotokiyoshi Holdings Co., Ltd.	578,339
14,400	Mazda Motor Corp.	139,735
1,900	McDonald’s Holdings Co. Japan Ltd.	86,359
21,610	Mebuki Financial Group Inc.	54,239
4,700	Medipal Holdings Corp.	101,498
3,100	MEIJI Holdings Co., Ltd.	217,174
1,900	Mercari Inc.*	55,543
9,900	MINEBEA MITSUMI Inc.	143,808
7,100	MISUMI Group Inc.	165,917
32,800	Mitsubishi Chemical Holdings Corp.	214,473
34,500	Mitsubishi Corp.	896,527
46,800	Mitsubishi Electric Corp.	580,881
129,400	Mitsubishi Estate Co., Ltd.	2,373,344
3,700	Mitsubishi Gas Chemical Co., Inc.	45,827
57,986	Mitsubishi Heavy Industries Ltd.	2,535,324

[753983.TX]80

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.2% - (continued)
2,300	Mitsubishi Materials Corp.	$59,956
18,200	Mitsubishi Motors Corp.	85,280
6,000	Mitsubishi Tanabe Pharma Corp.	70,575
313,600	Mitsubishi UFJ Financial Group Inc.	1,446,943
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	50,946
42,400	Mitsui & Co., Ltd.	652,414
4,700	Mitsui Chemicals Inc.	102,389
22,900	Mitsui Fudosan Co., Ltd.	553,472
3,200	Mitsui OSK Lines Ltd.	67,660
2,130,487	Mizuho Financial Group Inc.	3,005,777
2,700	MonotaRO Co., Ltd.	57,223
12,200	MS&AD Insurance Group Holdings Inc.	385,385
48,900	Murata Manufacturing Co., Ltd.	2,112,218
65,200	Nabtesco Corp.	1,622,240
4,400	Nagoya Railroad Co., Ltd.	121,182
6,700	NEC Corp.	246,889
59,400	NET One Systems Co., Ltd.	1,584,524
141,300	Nexon Co., Ltd.*	2,096,178
7,000	NGK Insulators Ltd.	94,507
3,800	NGK Spark Plug Co., Ltd.	66,630
2,500	NH Foods Ltd.	100,888
32,400	Nidec Corp.	4,017,056
79,910	Nikon Corp.	1,091,296
12,300	Nintendo Co., Ltd.	4,349,242
141	Nippon Accommodations Fund Inc., REIT, Class A Shares	745,429
34	Nippon Building Fund Inc., REIT	232,649
2,200	Nippon Electric Glass Co., Ltd.	52,725
1,800	Nippon Express Co., Ltd.	95,465
3,800	Nippon Paint Holdings Co., Ltd.	149,464
43	Nippon Prologis REIT Inc.	93,619
20,700	Nippon Steel Corp.	342,276
120,600	Nippon Suisan Kaisha Ltd.	732,586
16,500	Nippon Telegraph & Telephone Corp.	738,372
76,699	Nippon Television Holdings Inc.	1,096,611
3,300	Nippon Yusen KK	49,563
3,200	Nissan Chemical Corp.	134,931
299,000	Nissan Motor Co., Ltd.	2,023,091
4,800	Nisshin Seifun Group Inc.	111,572
1,700	Nissin Foods Holdings Co., Ltd.	102,196
23,600	Nitori Holdings Co., Ltd.	2,807,875
4,200	Nitto Denko Corp.	183,245
658,900	Nomura Holdings Inc.	2,067,000
2,700	Nomura Real Estate Holdings Inc.	55,304
100	Nomura Real Estate Master Fund Inc., REIT	155,288
2,860	Nomura Research Institute Ltd.	139,050
176,700	North Pacific Bank Ltd.	412,459
9,400	NSK Ltd.	74,843
16,200	NTT Data Corp.	192,960
34,200	NTT DOCOMO Inc.	784,582
16,400	Obayashi Corp.	150,553
1,700	Obic Co., Ltd.	204,102
7,600	Odakyu Electric Railway Co., Ltd.	187,621
22,100	Oji Holdings Corp.	113,735
10,800	OKUMA Corp.	524,173
29,900	Olympus Corp.	352,332
4,900	Omron Corp.	230,279
9,800	Ono Pharmaceutical Co., Ltd.	172,421
10,800	Open House Co., Ltd.	442,497
1,100	Oracle Corp. Japan	76,190
5,100	Oriental Land Co., Ltd.	621,897
147,100	ORIX Corp.	2,071,437

[753983.TX]81

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.2% - (continued)
9,600	Osaka Gas Co., Ltd.	$170,387
2,500	Otsuka Corp.	96,947
10,000	Otsuka Holdings Co., Ltd.	335,616
18,900	PALTAC Corp.	967,145
3,000	Pan Pacific International Holdings Corp.	184,757
56,600	Panasonic Corp.	448,151
3,200	Park24 Co., Ltd.	59,835
98,600	Penta-Ocean Construction Co., Ltd.	438,067
2,400	PeptiDream Inc.*	118,877
5,000	Persol Holdings Co., Ltd.	105,538
2,800	Pigeon Corp.	105,219
2,000	Pola Orbis Holdings Inc.	55,301
22,100	Rakuten Inc.	228,978
125,000	Recruit Holdings Co., Ltd.	3,988,128
20,200	Renesas Electronics Corp.*	90,163
61,900	Rengo Co., Ltd.	491,702
520,800	Resona Holdings Inc.	2,194,909
16,800	Ricoh Co., Ltd.	162,273
800	Rinnai Corp.	52,166
2,400	Rohm Co., Ltd.	147,175
48,700	Round One Corp.	720,649
600	Ryohin Keikaku Co., Ltd.	108,309
1,300	Sankyo Co., Ltd.	49,660
11,600	Sankyu Inc.	585,227
166,800	Santen Pharmaceutical Co., Ltd.	2,388,372
57,300	Sanwa Holdings Corp.	569,833
11,300	Sawai Pharmaceutical Co., Ltd.	581,768
6,000	SBI Holdings Inc.	137,771
5,400	Secom Co., Ltd.	462,144
3,800	Sega Sammy Holdings Inc.	44,906
5,400	Seibu Holdings Inc.	90,057
6,900	Seiko Epson Corp.	101,092
46,700	Seino Holdings Co., Ltd.	591,044
148,100	Sekisui Chemical Co., Ltd.	2,165,381
15,900	Sekisui House Ltd.	254,283
19,300	Seven & i Holdings Co., Ltd.	649,790
17,500	Seven Bank Ltd.	44,609
2,600	SG Holdings Co., Ltd.	70,461
6,300	Sharp Corp.	56,761
26,800	Shiga Bank Ltd. (The)	630,444
5,700	Shimadzu Corp.	141,646
20,966	Shimamura Co., Ltd.	1,597,150
1,900	Shimano Inc.	290,964
14,200	Shimizu Corp.	115,640
9,300	Shin-Etsu Chemical Co., Ltd.	770,440
3,800	Shinsei Bank Ltd.	53,602
7,100	Shionogi & Co., Ltd.	386,661
16,200	Ship Healthcare Holdings Inc.	685,562
10,200	Shiseido Co., Ltd.	731,669
11,900	Shizuoka Bank Ltd. (The)	93,575
3,400	Showa Denko KK	92,348
7,900	SMC Corp.	2,577,927
43,000	Softbank Corp.	559,100
21,100	SoftBank Group Corp.	1,979,793
2,000	Sohgo Security Services Co., Ltd.	96,425
103,500	Sompo Holdings Inc.	3,898,001
32,400	Sony Corp.	1,558,414
4,400	Sony Financial Holdings Inc.	97,048
3,200	Stanley Electric Co., Ltd.	72,761
21,400	Starts Corp., Inc.	503,221
15,800	Subaru Corp.	364,960

[753983.TX]82

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.2% - (continued)
5,600	SUMCO Corp.	$61,019
10,900	Sumitomo Bakelite Co., Ltd.	371,013
38,200	Sumitomo Chemical Co., Ltd.	164,104
28,900	Sumitomo Corp.	417,152
3,900	Sumitomo Dainippon Pharma Co., Ltd.	80,070
19,300	Sumitomo Electric Industries Ltd.	232,849
46,300	Sumitomo Forestry Co., Ltd.	521,682
3,000	Sumitomo Heavy Industries Ltd.	94,425
6,000	Sumitomo Metal Mining Co., Ltd.	156,248
217,435	Sumitomo Mitsui Financial Group Inc.	7,559,778
68,111	Sumitomo Mitsui Trust Holdings Inc.	2,486,137
9,200	Sumitomo Realty & Development Co., Ltd.	338,766
5,000	Sumitomo Rubber Industries Ltd.	55,140
1,700	Sundrug Co., Ltd.	42,636
3,600	Suntory Beverage & Food Ltd.	149,497
9,700	Sushiro Global Holdings Ltd.	674,707
1,800	Suzuken Co., Ltd.	110,450
45,300	Suzuki Motor Corp.	2,157,742
4,300	Sysmex Corp.	297,324
319,355	T&D Holdings Inc.	3,313,379
3,300	Taiheiyo Cement Corp.	97,086
5,500	Taisei Corp.	200,147
1,000	Taisho Pharmaceutical Holdings Co., Ltd.	81,292
2,800	Taiyo Nippon Sanso Corp.	52,443
37,000	Taiyo Yuden Co., Ltd.	676,621
33,200	Takasago Thermal Engineering Co., Ltd.	510,058
468,594	Takeda Pharmaceutical Co., Ltd.	15,796,719
3,300	TDK Corp.	222,274
4,100	Teijin Ltd.	66,682
66,900	Terumo Corp.	1,891,164
35,700	THK Co., Ltd.	721,421
25,500	TIS Inc.	1,268,439
4,900	Tobu Railway Co., Ltd.	142,611
71,300	Toda Corp.	392,727
2,700	Toho Co., Ltd.	115,710
1,800	Toho Gas Co., Ltd.	70,000
10,600	Tohoku Electric Power Co., Inc.	107,823
52,100	Tokai Carbon Co., Ltd.(a)	494,212
16,600	Tokio Marine Holdings Inc.	822,245
1,200	Tokyo Century Corp.	48,277
37,100	Tokyo Electric Power Co. Holdings Inc.*	190,377
4,000	Tokyo Electron Ltd.	537,730
9,800	Tokyo Gas Co., Ltd.	243,630
78,800	Tokyo Steel Manufacturing Co., Ltd.	602,402
12,800	Tokyu Corp.	227,046
14,800	Tokyu Fudosan Holdings Corp.	82,347
5,800	Toppan Printing Co., Ltd.	84,639
35,600	Toray Industries Inc.	244,476
14,200	Toshiba Corp.	451,263
6,600	Tosoh Corp.	83,024
3,500	TOTO Ltd.	130,213
3,700	Toyo Seikan Group Holdings Ltd.	69,573
2,000	Toyo Suisan Kaisha Ltd.	78,217
1,200	Toyoda Gosei Co., Ltd.	20,944
3,700	Toyota Industries Corp.	189,333
109,800	Toyota Motor Corp.	6,467,898
5,400	Toyota Tsusho Corp.	154,873
3,100	Trend Micro Inc.	139,146
28,800	Tsubaki Nakashima Co., Ltd.	443,228
1,000	Tsuruha Holdings Inc.	79,993
10,300	Unicharm Corp.	307,316

[753983.TX]83

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 19.2% - (continued)
72	United Urban Investment Corp., REIT	$118,878
5,900	USS Co., Ltd.	111,547
19,900	UT Group Co., Ltd.	454,026
1,400	Welcia Holdings Co., Ltd.	49,089
4,200	West Japan Railway Co.	328,643
1,246,993	Yahoo Japan Corp.	3,584,109
3,100	Yakult Honsha Co., Ltd.	176,470
17,300	Yamada Denki Co., Ltd.(a)	81,082
3,400	Yamaha Corp.	152,942
7,000	Yamaha Motor Co., Ltd.	119,067
7,900	Yamato Holdings Co., Ltd.	159,507
19,800	Yamato Kogyo Co., Ltd.	541,580
3,100	Yamazaki Baking Co., Ltd.	46,370
6,200	Yaskawa Electric Corp.	178,999
6,300	Yokogawa Electric Corp.	121,713
2,400	Yokohama Rubber Co., Ltd. (The)	40,044
21,000	Zenkoku Hosho Co., Ltd.	801,054
4,700	ZOZO Inc.	80,554

	Total Japan	260,035,370

Jordan - 0.1%
31,312	Hikma Pharmaceuticals PLC	624,606

Luxembourg - 0.3%
17,032	ArcelorMittal	251,234
20,108	Aroundtown SA	170,737
282	Eurofins Scientific SE	128,023
1,696	Millicom International Cellular SA, ADR	95,193
827	RTL Group SA	39,487
90,199	SES SA, FDR, Class A Shares	1,363,516
159,765	Tenaris SA	1,871,175

	Total Luxembourg	3,919,365

Macau - 0.0%
28,800	MGM China Holdings Ltd.	44,429
62,000	Sands China Ltd.	280,013
40,000	Wynn Macau Ltd.	85,078

	Total Macau	409,520

Mexico - 0.0%
6,000	Fresnillo PLC	58,101

Netherlands - 4.3%
95,994	Aalberts NV	3,158,295
10,846	ABN AMRO Group NV, Dutch Certificate, GDR(c)	228,903
265	Adyen NV*(c)	213,087
45,675	Aegon NV	208,493
89,891	Akzo Nobel NV	7,571,882
14,442	AMG Advanced Metallurgical Group NV(a)	365,323
9,521	ASM International NV	554,833
51,395	ASML Holding NV	9,684,569
23,092	ASR Nederland NV	874,296
78,016	Boskalis Westminster(a)	1,756,197
15,105	Euronext NV(c)	1,073,808
2,781	EXOR NV	174,298
2,954	Heineken Holding NV	292,037
34,396	Heineken NV	3,608,260
545,084	ING Groep NV	5,884,468
26,260	Intertrust NV(c)	498,043
30,352	Koninklijke Ahold Delhaize NV	682,055
4,652	Koninklijke DSM NV	522,806
91,084	Koninklijke KPN NV	278,475
23,631	Koninklijke Philips NV	931,099
1,803	Koninklijke Vopak NV	73,665

[753983.TX]84

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.3% - (continued)
7,871	NN Group NV	$298,559
7,534	NXP Semiconductors NV	664,197
368,207	PostNL NV	656,533
5,919	QIAGEN NV*	225,847
3,055	Randstad NV	157,125
112,877	Royal Dutch Shell PLC, Class A Shares	3,517,352
443,194	Royal Dutch Shell PLC, Class B Shares	13,820,439
8,503	TKH Group NV, Dutch Certificate	396,338
7,172	Wolters Kluwer NV	500,445

	Total Netherlands	58,871,727

New Zealand - 0.5%
18,803	a2 Milk Co., Ltd.*	193,897
26,123	Auckland International Airport Ltd.	149,585
14,698	Fisher & Paykel Healthcare Corp., Ltd.	147,622
17,912	Fletcher Building Ltd.	61,348
32,042	Meridian Energy Ltd.	88,641
10,257	Ryman Healthcare Ltd.	77,570
47,083	Spark New Zealand Ltd.	117,315
135,596	Summerset Group Holdings Ltd.	490,775
125,592	Xero Ltd.*	5,187,282

	Total New Zealand	6,514,035

Norway - 0.6%
2,770	Aker BP ASA	74,403
173,125	DNB ASA	2,933,347
25,537	Equinor ASA	488,061
28,448	FLEX LNG Ltd.*	348,068
4,657	Gjensidige Forsikring ASA	90,615
11,247	Mowi ASA	260,785
1,025,181	Norsk Hydro ASA	3,578,064
19,484	Orkla ASA	168,641
2,325	Schibsted ASA, Class B Shares	58,669
18,865	Telenor ASA	387,631
4,554	Yara International ASA	195,408

	Total Norway	8,583,692

Portugal - 0.0%
65,631	EDP - Energias de Portugal SA	238,350
12,853	Galp Energia SGPS SA	192,999
6,813	Jeronimo Martins SGPS SA	103,559

	Total Portugal	534,908

Russia - 0.4%
3,197	Evraz PLC	23,811
491,154	Gazprom PJSC, ADR	3,210,121
17,593	LUKOIL PJSC, ADR	1,402,690
89,277	Sberbank of Russia PJSC, ADR	1,285,589

	Total Russia	5,922,211

Singapore - 0.5%
67,700	Ascendas Real Estate Investment Trust	143,914
71,619	CapitaLand Commercial Trust, REIT	100,629
65,800	CapitaLand Ltd.	154,253
62,700	CapitaLand Mall Trust, REIT	110,007
12,100	City Developments Ltd.	72,412
55,500	ComfortDelGro Corp., Ltd.	99,399
45,200	DBS Group Holdings Ltd.	798,554
864,300	Frasers Logistics & Industrial Trust, REIT	717,019
155,100	Genting Singapore Ltd.	98,116
158,600	Golden Agri-Resources Ltd.	30,568
2,900	Jardine Cycle & Carriage Ltd.	71,297
37,300	Keppel Corp., Ltd.	163,750
371,700	Oversea-Chinese Banking Corp., Ltd.	2,860,697
16,300	SATS Ltd.	60,164
21,300	Sembcorp Industries Ltd.	37,314

[753983.TX]85

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.5% - (continued)
13,700	Singapore Airlines Ltd.	$90,862
20,500	Singapore Exchange Ltd.	110,141
29,400	Singapore Press Holdings Ltd.	50,085
38,700	Singapore Technologies Engineering Ltd.	110,162
209,400	Singapore Telecommunications Ltd.	487,830
47,800	Suntec Real Estate Investment Trust	63,334
32,203	United Overseas Bank Ltd.	550,566
12,071	UOL Group Ltd.	59,408
7,000	Venture Corp., Ltd.	76,611
49,000	Wilmar International Ltd.	117,364

	Total Singapore.	7,234,456

South Africa - 0.4%
13,719	Anglo American Platinum Ltd.	689,173
542,496	Gold Fields Ltd., ADR	2,419,532
197,391	Impala Platinum Holdings Ltd.*	784,802
16,962	Investec PLC	99,072
164,481	MTN Group Ltd.	1,159,966

	Total South Africa	5,152,545

South Korea - 1.9%
12,344	AfreecaTV Co., Ltd.	676,482
11,159	Douzone Bizon Co., Ltd.	614,066
3,031	GS Home Shopping Inc.	423,218
8,591	Hyundai Construction Equipment Co., Ltd.(a)	293,063
60,744	KB Financial Group Inc.	2,243,241
20,504	Korea United Pharm Inc.(a)	406,905
201,223	KT Corp., ADR	2,422,725
7,935	Maeil Dairies Co., Ltd.	599,383
107,412	Meritz Securities Co., Ltd.	423,511
35,533	Partron Co., Ltd.	492,798
166,182	Samsung Electronics Co., Ltd.	5,910,351
7,211	Samsung SDI Co., Ltd.	1,320,229
17,811	SFA Engineering Corp.	593,191
56,612	Shinhan Financial Group Co., Ltd.	2,117,372
6,995	SK Innovation Co., Ltd.	969,360
23,523	SK Telecom Co., Ltd.	4,947,524
12,915	SKC Co., Ltd.	329,438
25,156	SL Corp.	471,431
10,323	Soulbrain Co., Ltd.	395,861

	Total South Korea	25,650,149

Spain - 2.2%
6,540	ACS Actividades de Construccion y Servicios SA	268,997
1,731	Aena SME SA(c)	318,353
25,898	Almirall SA	445,169
42,360	Amadeus IT Group SA	3,228,032
655,157	Banco Bilbao Vizcaya Argentaria SA	3,554,735
144,283	Banco de Sabadell SA	159,767
414,252	Banco Santander SA	1,824,745
30,062	Bankia SA	75,867
69,814	Bankinter SA	504,472
1,301,099	CaixaBank SA	3,996,561
4,951	Cellnex Telecom SA*(c)	173,888
19,524	Cia de Distribucion Integral Logista Holdings SA	431,523
4,365	Enagas SA	119,274
8,144	Endesa SA	202,878
12,609	Ferrovial SA	300,786
182	Ferrovial SA*(e)	4,349
160,306	Grifols SA	4,109,643
149,624	Iberdrola SA	1,391,875
96,365	Industria de Diseno Textil SA	2,587,319
30,418	Mapfre SA	89,277
29,931	Masmovil Ibercom SA*	664,860

[753983.TX]86

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Spain - 2.2% - (continued)
36,537	Merlin Properties Socimi SA, REIT	$485,726
7,654	Naturgy Energy Group SA	218,150
644,295	Prosegur Cash SA(c)	1,209,231
433,633	Prosegur Cia de Seguridad SA	1,843,762
11,100	Red Electrica Corp. SA	235,975
35,783	Repsol SA	576,336
5,851	Siemens Gamesa Renewable Energy SA	90,941
119,820	Telefonica SA	959,371

	Total Spain	30,071,862

Sweden - 1.6%
7,529	Alfa Laval AB	154,393
138,894	Assa Abloy AB, Class B Shares	2,701,228
126,227	Atlas Copco AB, Class A Shares	3,401,316
10,006	Atlas Copco AB, Class B Shares	242,421
7,013	Boliden AB	159,356
7,013	Boliden AB*	3,136
77,724	Dometic Group AB(c)	705,615
6,152	Electrolux AB, Series B	133,500
209,484	Epiroc AB, Class A Shares	1,949,819
8,971	Epiroc AB, Class B Shares	81,064
15,550	Essity AB, Class B Shares	456,473
32,505	Evolution Gaming Group AB(c)	617,305
20,483	Hennes & Mauritz AB, Class B Shares	306,532
6,677	Hexagon AB, Class B Shares	309,974
11,408	Husqvarna AB, Class B Shares	95,307
1,969	ICA Gruppen AB	78,502
3,763	Industrivarden AB, Class C Shares	75,930
11,679	Investor AB, Class B Shares	504,681
6,203	Kinnevik AB, Class B Shares	158,034
1,730	L E Lundbergforetagen AB, Class B Shares	56,840
19,137	Loomis AB, Class B Shares	619,399
4,800	Lundin Petroleum AB	130,250
54,664	Peab AB	430,202
71,372	Resurs Holding AB(c)	415,724
28,948	Sandvik AB	446,469
8,029	Securitas AB, Class B Shares	132,684
41,732	Skandinaviska Enskilda Banken AB, Class A Shares	370,422
8,722	Skanska AB, Class B Shares	142,516
9,738	SKF AB, Class B Shares	150,981
189,217	SSAB AB, Class B Shares	520,565
39,158	Svenska Handelsbanken AB, Class A Shares	385,985
23,221	Swedbank AB, Class A Shares	332,389
52,640	Swedish Match AB	2,377,638
12,804	Tele2 AB, Class B Shares	176,578
78,781	Telefonaktiebolaget LM Ericsson, Class B Shares	760,369
72,169	Telia Co. AB	302,031
20,807	THQ Nordic AB, Class B Shares*	495,110
37,869	Volvo AB, Class B Shares	528,821
78,179	Wihlborgs Fastigheter AB	1,137,188

	Total Sweden	22,046,747

Switzerland - 9.8%
400,833	ABB Ltd., Class Registered Shares	7,338,858
74,867	Adecco Group AG, Class Registered Shares	4,024,718
24,101	Alcon Inc.*	1,401,789
849,372	Aryzta AG*	1,082,889
1,251	Baloise Holding AG, Class Registered Shares	207,933
1,757	Barry Callebaut AG, Class Registered Shares	3,446,612
1,285	Bucher Industries AG, Class Registered Shares	400,300
4,497	Cembra Money Bank AG	403,003
27	Chocoladefabriken Lindt & Spruengli AG	176,813
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	224,530

[753983.TX]87

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 9.8% - (continued)
104,852	Cie Financiere Richemont SA, Class Registered Shares	$7,699,080
5,107	Clariant AG, Class Registered Shares*	92,884
35,008	Coca-Cola HBC AG*	1,264,130
65,213	Credit Suisse Group AG, Class Registered Shares*	738,979
732	Dufry AG, Class Registered Shares*	59,902
567	Emmi AG, Class Registered Shares	522,906
210	EMS-Chemie Holding AG, Class Registered Shares	125,571
406	Forbo Holding AG, Class Registered Shares	656,089
950	Geberit AG, Class Registered Shares	418,389
741	Georg Fischer AG, Class Registered Shares	626,254
237	Givaudan SA, Class Registered Shares	626,627
283,748	Glencore PLC*	915,400
3,400	Helvetia Holding AG, Class Registered Shares	416,755
71,443	Julius Baer Group Ltd.*	2,822,885
1,385	Kuehne + Nagel International AG, Class Registered Shares	183,756
72,151	LafargeHolcim Ltd., Class Registered Shares*	3,453,177
36,673	Logitech International SA, Class Registered Shares	1,335,990
22,577	Lonza Group AG, Class Registered Shares*	6,935,435
157,587	Nestlé SA, Class Registered Shares	15,652,701
182,452	Novartis AG, Class Registered Shares	15,671,082
1,101	Pargesa Holding SA	81,426
445	Partners Group Holding AG	311,989
5,044	PSP Swiss Property AG, Class Registered Shares	565,393
69,121	Roche Holding AG	18,140,632
10,866	Schindler Holding AG	2,285,146
512	Schindler Holding AG, Class Registered Shares	105,005
882	SGS SA, Class Registered Shares	2,228,563
27,700	Sika AG, Class Registered Shares	4,112,055
1,424	Sonova Holding AG, Class Registered Shares	316,753
247,111	STMicroelectronics NV	3,760,753
1,230	Straumann Holding AG, Class Registered Shares	1,011,618
747	Swatch Group AG (The)	187,194
1,423	Swatch Group AG (The), Class Registered Shares	68,529
4,534	Swiss Life Holding AG, Class Registered Shares	2,060,706
1,947	Swiss Prime Site AG, Class Registered Shares*	158,607
7,814	Swiss Re AG	740,235
664	Swisscom AG, Class Registered Shares	317,815
31,101	Temenos AG, Class Registered Shares*	5,402,479
568,999	UBS Group AG, Class Registered Shares*	6,546,547
28,297	VAT Group AG*(c)	3,048,090
1,167	Vifor Pharma AG	160,939
12,617	Vontobel Holding AG, Class Registered Shares	667,562
15,078	Wizz Air Holdings PLC*(c)	597,841
3,861	Zurich Insurance Group AG	1,251,114

	Total Switzerland	133,052,428

Taiwan - 0.3%
3,294,000	Innolux Corp.	778,603
130,042	MediaTek Inc.	1,275,922
3,399,881	Shin Kong Financial Holding Co., Ltd.	944,970
137,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,017,045

	Total Taiwan	4,016,540

Thailand - 0.2%
1,153,000	CP ALL PCL(d)	2,916,788

Turkey - 0.1%
806,277	Akbank T.A.S.*	825,834
567,556	Türkiye Garanti Bankasi AS*	771,133

	Total Turkey	1,596,967

United Arab Emirates - 0.0%
2,539	NMC Health PLC	72,513

[753983.TX]88

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.0%
24,948	3i Group PLC	$330,938
5,214	Admiral Group PLC	136,090
143,539	Anglo American PLC	3,444,784
115,073	Ashmore Group PLC	685,688
12,297	Ashtead Group PLC	288,741
9,135	Associated British Foods PLC	285,326
124,134	AstraZeneca PLC	9,160,858
121,405	Auto Trader Group PLC(c)	920,777
14,260	AVEVA Group PLC	667,393
1,169,338	Aviva PLC	5,990,695
103,010	B&M European Value Retail SA	459,900
81,936	BAE Systems PLC	469,391
664,580	Balfour Beatty PLC	1,998,067
3,432,197	Barclays PLC	6,487,697
26,006	Barratt Developments PLC	183,589
81,115	Beazley PLC	572,272
14,658	Bellway PLC	508,410
3,147	Berkeley Group Holdings PLC	139,182
1,910,290	BP PLC	12,956,809
238,971	British American Tobacco PLC	8,296,267
184,057	British Land Co. PLC (The), REIT	1,243,240
1,150,058	BT Group PLC	2,819,305
138,584	Bunzl PLC	3,709,414
68,816	Burberry Group PLC	1,477,276
194,976	Cairn Energy PLC*	388,494
1,435,807	Centrica PLC	1,694,701
218,239	Cineworld Group PLC	818,920
52,613	Clinigen Group PLC	671,399
26,035	CNH Industrial NV	225,804
373,527	Coats Group PLC	366,597
2,612,458	Cobham PLC*	3,298,074
6,046	Coca-Cola European Partners PLC	334,948
40,462	Compass Group PLC	915,606
39,809	Computacenter PLC	630,212
76,456	Costain Group PLC	303,813
3,295	Croda International PLC	211,487
178,127	Diageo PLC	7,488,420
34,522	Direct Line Insurance Group PLC	138,282
80,275	Domino’s Pizza Group PLC	237,684
4,518	easyJet PLC	49,798
89,886	Electrocomponents PLC	689,454
23,338	Experian PLC	705,446
28,561	Ferguson PLC	1,844,958
27,832	Fiat Chrysler Automobiles NV	354,408
39,416	G4S PLC	104,443
274,033	GlaxoSmithKline PLC	5,291,959
9,680	Halma PLC	221,961
7,297	Hargreaves Lansdown PLC	208,329
1,086,591	HSBC Holdings PLC	8,865,644
55,352	Hunting PLC	356,495
24,455	Imperial Brands PLC	592,630
32,093	Informa PLC	314,232
4,412	InterContinental Hotels Group PLC	285,110
47,168	Intermediate Capital Group PLC	784,881
34,403	Intertek Group PLC	2,307,160
92,895	ITV PLC	125,717
679,328	J Sainsbury PLC	1,714,109
200,836	JD Sports Fashion PLC	1,568,466
17,476	John Wood Group PLC	85,808
100,664	Johnson Matthey PLC	3,946,246
43,003	Keller Group PLC	373,665

[753983.TX]89

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.0% - (continued)
778,600	Kingfisher PLC	$2,100,976
125,478	Land Securities Group PLC, REIT	1,315,173
963,145	Legal & General Group PLC	3,129,037
43,681	Linde PLC*	7,918,487
5,560	LivaNova PLC*	399,764
7,921,577	Lloyds Banking Group PLC	5,718,523
8,035	London Stock Exchange Group PLC	535,388
215,504	LondonMetric Property PLC, REIT	556,004
528,682	Marks & Spencer Group PLC	1,496,954
91,222	Meggitt PLC	566,371
931,806	Melrose Industries PLC	1,926,435
16,272	Merlin Entertainments PLC(c)	77,872
146,422	Micro Focus International PLC	3,530,903
9,417	Mondi PLC	195,613
119,373	Moneysupermarket.com Group PLC	552,834
135,199	National Express Group PLC	679,486
86,713	National Grid PLC	870,887
3,582	Next PLC	261,240
26,286	Nomad Foods Ltd.*	557,789
60,907	Northgate PLC	249,902
105,718	Ocado Group PLC*	1,598,763
121,310	OneSavings Bank PLC	617,127
20,028	Pearson PLC	199,424
8,102	Persimmon PLC	201,294
714,626	Prudential PLC	14,241,130
18,093	Reckitt Benckiser Group PLC	1,453,382
66,768	Redrow PLC	460,431
116,180	RELX PLC	2,713,203
47,151	Rentokil Initial PLC	223,271
9,519	Rio Tinto Ltd.	660,091
29,064	Rio Tinto PLC	1,669,840
554,214	Rolls-Royce Holdings PLC*	6,034,946
39,349,194	Rolls-Royce Holdings PLC*#(e)	49,751
123,576	Royal Bank of Scotland Group PLC	333,503
26,318	RSA Insurance Group PLC	184,089
113,429	Safestore Holdings PLC, REIT	910,178
27,828	Sage Group PLC (The)	263,170
2,999	Schroders PLC	110,860
27,808	Segro PLC, REIT	245,096
6,081	Severn Trent PLC	153,407
174,499	Smith & Nephew PLC	3,664,312
10,152	Smiths Group PLC	185,192
16,537	Spectris PLC	519,754
1,877	Spirax-Sarco Engineering PLC	198,084
382,043	SSE PLC	5,224,084
13,576	St. James’s Place PLC	179,954
420,397	Standard Chartered PLC	3,657,585
64,160	Standard Life Aberdeen PLC	216,691
146,555	Stock Spirits Group PLC	436,574
86,371	Synthomer PLC	401,511
100,750	Tate & Lyle PLC	920,620
84,018	Taylor Wimpey PLC	175,691
114,246	TechnipFMC PLC	2,370,104
251,119	Tesco PLC	718,053
37,162	Unilever NV, Dutch Certificate	2,239,628
97,942	Unilever PLC	5,980,307
64,824	UNITE Group PLC (The), REIT	776,229
17,485	United Utilities Group PLC	176,656
86,924	Vesuvius PLC	549,842
2,887,313	Vodafone Group PLC	4,711,884
96,481	Weir Group PLC (The)	1,787,103

[753983.TX]90

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United Kingdom - 16.0% - (continued)
78,296		Whitbread PLC	$4,587,063
56,955		WM Morrison Supermarkets PLC	141,817
32,355		WPP PLC	385,704

		Total United Kingdom	216,914,505

United States - 1.2%
1,227		Booking Holdings Inc.*	2,032,182
65,410		Carnival Corp.	3,348,338
38,623		Carnival PLC	1,908,167
17,200		EPAM Systems Inc.*	2,968,548
1		International Flavors & Fragrances Inc.	96
370,000		Nexteer Automotive Group Ltd.	451,436
25,976		Philip Morris International Inc.	2,003,529
15,680		ResMed Inc.	1,789,402
509,700		Samsonite International SA(c)	1,043,683

		Total United States	15,545,381

		TOTAL COMMON STOCKS (Cost - $1,266,632,545)	1,300,302,518

PREFERRED STOCKS - 0.9%
Brazil - 0.0%
59,202		Telefonica Brasil SA, Class Preferred Shares	724,753

Germany - 0.9%
1,426		Bayerische Motoren Werke AG, Class Preferred Shares	84,489
1,952		FUCHS PETROLUB SE, Class Preferred Shares	76,106
4,568		Henkel AG & Co. KGaA, Class Preferred Shares	417,279
3,926		Porsche Automobil Holding SE, Class Preferred Shares*	244,695
912		Sartorius AG, Class Preferred Shares	173,115
71,663		Volkswagen AG, Class Preferred Shares	11,181,236

		Total Germany	12,176,920

		TOTAL PREFERRED STOCKS (Cost - $11,222,899)	12,901,673

CLOSED END MUTUAL FUND SECURITY - 0.2%
United States - 0.2%
54,226		Vanguard FTSE Developed Markets ETF, Common Class (Cost - $2,168,452)	2,160,364

RIGHT - 0.0%
United Kingdom - 0.0%
18,025		Marks & Spencer Group PLC*(d) (Cost - $0)	8,888

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,280,023,896)	1,315,373,443

Face Amount†
SHORT-TERM INVESTMENTS (f) - 3.8%
MONEY MARKET FUND - 1.5%
$21,089,363		Invesco STIT - Government & Agency Portfolio, 2.300% Institutional Class(g) (Cost - $21,089,363)	21,089,363

TIME DEPOSITS - 2.3%
8,740,474		ANZ National Bank - London, 1.740% due 6/3/19	8,740,474
1,755,369		Barclays Bank PLC - London, 1.740% due 6/3/19	1,755,370
		BBH - Grand Cayman:
605,686	CHF	(1.540)% due 6/3/19	604,990
186,993	DKK	(0.900)% due 6/3/19	27,976
8,081	EUR	(0.570)% due 6/3/19	9,028
920,271	SEK	(0.450)% due 6/3/19	97,010
1,836,732	JPY	(0.230)% due 6/3/19	16,950
565,460	NOK	0.370% due 6/3/19	64,611
90	GBP	0.370% due 6/3/19	114
82,324	AUD	0.660% due 6/3/19	57,096
41,459	NZD	0.750% due 6/4/19	27,120
2,282	CAD	0.790% due 6/3/19	1,689
45,111	HKD	0.840% due 6/3/19	5,754
17	SGD	0.860% due 6/3/19	12
177	ZAR	5.650% due 6/3/19	12
1,026,993	EUR	BNP Paribas - Paris, (0.570)% due 6/3/19	1,147,305
		Citibank - London:
22,357	EUR	(0.570)% due 6/3/19	24,976
366,376	GBP	0.370% due 6/3/19	463,227
5,973,919		Citibank - New York, 1.740% due 6/3/19	5,973,919
1,283,334	HKD	HSBC Bank - Hong Kong, 0.840% due 6/3/19	163,702
40,282	SGD	HSBC Bank - Singapore, 0.860% due 6/3/19	29,324
11,552,477		JPMorgan Chase & Co. - New York, 1.740% due 6/3/19	11,552,477
36,205,214	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.230)% due 6/3/19	334,104

		TOTAL TIME DEPOSITS (Cost - $31,097,240)	31,097,240

		TOTAL SHORT-TERM INVESTMENTS (Cost - $52,186,603)	52,186,603

		TOTAL INVESTMENTS - 100.7% (Cost - $1,332,210,499)	1,367,560,046

		Liabilities in Excess of Other Assets - (0.7)%	(9,721,574)

		TOTAL NET ASSETS - 100.0%	$1,357,838,472

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019 amounts to approximately $24,203,308 and represents 1.8% of net assets.

(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.3%.
(g)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2019, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity Fund	$1,332,210,499	$206,334,438	$(171,088,544)	$35,245,894

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	16.7%
Industrials	15.2
Consumer Discretionary	11.6
Health Care	10.5
Information Technology	9.9
Consumer Staples	8.1
Materials	7.2
Communication Services	6.5
Energy	6.1
Real Estate	2.5
Utilities	1.9
Short-Term Investments	3.8

100.0%

^	As a percentage of total investments.

[753983.TX]91

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At May 31, 2019, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Euro STOXX 50 June Futures	37	6/19	$1,400,995	$1,353,706	$(47,289)
FTSE 100 Index June Futures	8	6/19	738,178	723,309	(14,869)
SPI 200 Index June Futures	4	6/19	444,746	444,011	(735)
TOPIX Index June Futures	6	6/19	874,140	833,849	(40,291)

					$(103,184)

At May 31, 2019, International Equity Fund had deposited cash of $177,154 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At May 31, 2019, International Equity Fund had open forward foreign currency contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Depreciation
Contracts to Sell:
Japanese Yen	2,609,421	USD	23,861	BNY	$24,080	6/3/19	$(219)
Japanese Yen	1,559,725	USD	14,213	SSB	14,393	6/4/19	(180)
Japanese Yen	3,029,758	USD	27,891	SSB	27,961	6/5/19	(70)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(469)

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

SSB	—	State Street Bank & Trust Co.
BNY	—	Bank of New York Mellon

[753983.TX]92

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.9%
Argentina - 0.7%
1,527	Banco Macro SA, ADR	$76,167
2,964	BBVA Banco Frances SA, ADR	26,557
1,095	Globant SA*	101,660
3,388	Grupo Financiero Galicia SA, ADR	86,767
44,830	Grupo Supervielle SA, ADR(a)	261,807
2,396	Pampa Energia SA, ADR*	60,571
4,059	Telecom Argentina SA, ADR	60,195
3,504	Transportadora de Gas del Sur SA, ADR	45,867
190,129	YPF SA, ADR	2,819,613

	Total Argentina	3,539,204

Australia - 0.0%
100,000	MMG Ltd.*	30,346

Brazil - 6.2%
145,641	Ambev SA	651,210
431,371	Ambev SA, ADR	1,928,228
11,300	Atacadao SA	66,648
5,445	B2W Cia Digital*	43,560
65,613	B3 SA - Brasil Bolsa Balcao	611,329
39,937	Banco Bradesco SA	332,215
6,360	Banco BTG Pactual SA	75,720
490,352	Banco do Brasil SA	6,477,644
12,695	Banco Santander Brasil SA	147,812
377,131	BB Seguridade Participações SA	2,867,156
23,965	BR Malls Participações SA	78,214
18,322	BRF SA*	129,304
758,509	CCR SA	2,583,762
6,483	Centrais Eletricas Brasileiras SA	56,836
9,781	Cia de Saneamento Basico do Estado de Sao Paulo	110,170
17,041	Cia Siderurgica Nacional SA	71,811
757,106	Cielo SA	1,292,385
4,551	Cosan SA	54,658
20,394	Embraer SA	98,463
5,411	Energisa SA	62,051
7,836	Engie Brasil Energia SA	92,475
5,810	Equatorial Energia SA	127,524
421,750	Fleury SA	2,127,554
11,971	Hypera SA	92,169
626,300	International Meal Co. Alimentacao SA	1,093,033
4,550	IRB Brasil Resseguros SA	118,103
32,529	JBS SA	181,168
21,853	Klabin SA	86,577
43,404	Kroton Educacional SA	114,343
18,468	Localiza Rent a Car SA	178,987
27,101	Lojas Renner SA	304,084
1,822	M Dias Branco SA	17,960
2,363	Magazine Luiza SA	118,000
1,026,300	Movida Participacoes SA	3,333,841
5,166	Multiplan Empreendimentos Imobiliarios SA	32,694
5,242	Natura Cosméticos SA	80,106
9,792	Notre Dame Intermedica Participacoes SA	102,286
10,757	Petrobras Distribuidora SA	70,023
93,012	Petroleo Brasileiro SA	668,975
4,238	Porto Seguro SA	57,227
7,126	Raia Drogasil SA	126,035
350,578	Rumo SA*	1,729,220
88,450	Smiles Fidelidade SA	1,073,794

[753983.TX]93

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Brazil - 6.2% - (continued)
8,730	Sul America SA	$77,647
16,700	Suzano SA	136,493
26,912	TIM Participações SA	75,422
22,998	Ultrapar Participações SA	121,172
99,835	Vale SA	1,246,348
22,757	WEG SA	110,451

	Total Brazil	31,432,887

Chile - 0.3%
97,799	Aguas Andinas SA, Class A Shares	53,962
1,144,505	Banco de Chile	164,304
1,711	Banco de Credito e Inversiones SA	109,720
2,157,547	Banco Santander Chile	151,918
42,252	Cencosud SA	76,818
5,277	Cia Cervecerias Unidas SA	71,395
344,317	Colbun SA	64,784
4,335	Empresa Nacional de Telecomunicaciones SA*	41,356
38,669	Empresas CMPC SA	102,731
12,701	Empresas COPEC SA	131,393
947,612	Enel Americas SA	150,916
1,083,267	Enel Chile SA	99,207
3,934,534	Itau CorpBanca	30,626
8,654	Latam Airlines Group SA	75,864
25,596	SACI Falabella	154,398

	Total Chile	1,479,392

China - 24.2%
44,000	3SBio Inc.(b)	71,442
838	51job Inc., ADR*	58,953
2,762	58.com Inc., ADR*	157,517
276,988	AAC Technologies Holdings Inc.	1,466,743
6,200	AECC Aviation Power Co., Ltd.*	20,887
42,000	Agile Group Holdings Ltd.	53,026
67,700	Agricultural Bank of China Ltd., Class A Shares*	35,874
957,000	Agricultural Bank of China Ltd., Class H Shares*(c)	409,491
3,700	Aier Eye Hospital Group Co., Ltd., Class A Shares*	20,382
60,000	Air China Ltd., Class H Shares*(c)	55,325
109,477	Alibaba Group Holding Ltd., ADR*	16,340,537
2,129,000	A-Living Services Co., Ltd., (Restricted, cost - $3,229,063, acquired 4/16/18), Class H Shares(b)(c)(d)	3,135,786
120,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	43,028
41,600	Angang Steel Co., Ltd., Class H Shares(c)	18,680
3,000	Anhui Conch Cement Co., Ltd., Class A Shares	17,078
473,837	Anhui Conch Cement Co., Ltd., Class H Shares(c)	2,758,916
348,000	ANTA Sports Products Ltd.	2,122,624
1,812	Autohome Inc., ADR*	155,651
10,200	AVIC Aircraft Co., LTD.*	23,095
67,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	37,949
50,500	BAIC Motor Corp., Ltd., Class H Shares(b)(c)	31,141
20,608	Baidu Inc., ADR*	2,266,880
19,200	Bank of Beijing Co., Ltd., Class A Shares	16,016
31,230	Bank of China Ltd., Class A Shares	17,443
2,471,000	Bank of China Ltd., Class H Shares(c)	1,022,164
39,800	Bank of Communications Co., Ltd., Class A Shares	34,139
269,000	Bank of Communications Co., Ltd., Class H Shares(c)	210,273
15,300	Bank of Jiangsu Co., Ltd., Class A Shares	15,981
6,800	Bank of Ningbo Co., Ltd., Class A Shares	22,707
9,800	Bank of Shanghai Co., Ltd., Class A Shares	15,878
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	27,362
106,227	Baozun Inc., ADR*(a)	4,167,285
75,000	BBMG Corp., Class H Shares(c)	22,613
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	45,625
3,900	Beijing Shiji Information Technology Co., Ltd., Class A Shares	18,670
30,800	BOE Technology Group Co., Ltd., Class A Shares	15,218

[753983.TX]94

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
2,500	BYD Co., Ltd., Class A Shares	$17,362
18,500	BYD Co., Ltd., Class H Shares(a)(c)	108,222
29,500	BYD Electronic International Co., Ltd.	38,697
405,000	CGN Power Co., Ltd., Class H Shares(b)(c)	111,395
35,000	China Aoyuan Group Ltd.	37,652
15,100	China Avionics Systems Co., Ltd., Class A Shares	32,608
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	59,102
284,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	160,979
59,000	China Coal Energy Co., Ltd., Class H Shares(c)	24,064
159,000	China Communications Construction Co., Ltd., Class H Shares(c)	141,178
82,000	China Communications Services Corp., Ltd., Class H Shares(c)	61,257
51,500	China Conch Venture Holdings Ltd.	167,042
12,835,380	China Construction Bank Corp., Class H Shares(c)	10,127,996
40,000	China Eastern Airlines Corp., Ltd., Class H Shares(c)	21,673
30,812	China Everbright Bank Co., Ltd., Class A Shares	17,030
79,000	China Everbright Bank Co., Ltd., Class H Shares(c)	35,593
56,000	China Evergrande Group	148,510
3,770	China Fortune Land Development Co., Ltd., Class A Shares	16,060
124,000	China Galaxy Securities Co., Ltd., Class H Shares(c)	66,389
45,500	China Hongqiao Group Ltd.	32,805
286,000	China Huarong Asset Management Co., Ltd., Class H Shares*(b)(c)	48,412
102,000	China Huishan Dairy Holdings Co., Ltd.*#(e)(f)	260
34,000	China International Capital Corp., Ltd., Class H Shares(b)(c)	61,397
1,836	China International Travel Service Corp., Ltd., Class A Shares	20,420
236,000	China Life Insurance Co., Ltd., Class H Shares(c)	545,380
8,600	China Literature Ltd.*(b)	33,031
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	61,960
644,000	China Maple Leaf Educational Systems Ltd.(a)	255,588
41,000	China Medical System Holdings Ltd.	35,982
18,000	China Merchants Bank Co., Ltd., Class A Shares	88,541
449,000	China Merchants Bank Co., Ltd., Class H Shares(c)	2,155,327
7,100	China Merchants Securities Co., Ltd., Class A Shares	15,793
6,420	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares*	20,056
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	49,173
219,200	China Minsheng Banking Corp., Ltd., Class H Shares(c)	159,119
26,600	China Molybdenum Co., Ltd., Class A Shares	15,409
108,000	China Molybdenum Co., Ltd., Class H Shares(c)	33,733
114,000	China National Building Material Co., Ltd., Class H Shares(c)	87,318
18,900	China National Nuclear Power Co., Ltd., Class A Shares	15,015
50,000	China Oilfield Services Ltd., Class H Shares(c)	44,617
34,000	China Oriental Group Co., Ltd.	19,713
6,700	China Pacific Insurance Group Co., Ltd., Class A Shares	33,132
86,600	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	319,719
16,700	China Petroleum & Chemical Corp., Class A Shares	13,050
828,000	China Petroleum & Chemical Corp., Class H Shares(c)	550,515
21,599	China Railway Construction Corp., Ltd., Class A Shares	29,204
60,500	China Railway Construction Corp., Ltd., Class H Shares(c)	70,611
118,000	China Railway Group Ltd., Class H Shares(c)	88,065
66,000	China Railway Signal & Communication Corp., Ltd., Class H Shares(b)(c)	43,324
193,000	China Reinsurance Group Corp., Class H Shares(c)	35,175
54,000	China Resources Pharmaceutical Group Ltd.*(b)	70,376
6,299	China Shenhua Energy Co., Ltd., Class A Shares	16,653
729,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	1,495,176
21,800	China Shipbuilding Industry Co., Ltd., Class A Shares	16,078
9,100	China South Publishing & Media Group Co., Ltd., Class A Shares	17,076
44,000	China Southern Airlines Co., Ltd., Class H Shares(c)	28,212
6,100	China Spacesat Co., Ltd.*	20,656
38,140	China State Construction Engineering Corp., Ltd., Class A Shares	30,774
430,000	China Telecom Corp., Ltd., Class H Shares*(c)	215,807
1,300,000	China Tower Corp Ltd., Class H Shares(b)(c)	291,066
19,200	China United Network Communications Ltd., Class A Shares	16,362

[753983.TX]95

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
9,900	China Vanke Co., Ltd., Class A Shares	$38,001
46,500	China Vanke Co., Ltd., Class H Shares(c)	164,267
14,500	China Yangtze Power Co., Ltd., Class A Shares	36,984
140,600	China ZhengTong Auto Services Holdings Ltd.	55,246
44,800	China Zhongwang Holdings Ltd.	21,308
8,800	Chinese Universe Publishing & Media Group Co., Ltd., Class A Shares*	17,037
83,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(c)	42,348
2,700	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	15,672
84,000	CIFI Holdings Group Co., Ltd.	50,058
7,200	CITIC Securities Co., Ltd., Class A Shares	20,810
70,500	CITIC Securities Co., Ltd., Class H Shares(c)	127,947
1,669,442	CNOOC Ltd.	2,714,100
36,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H Shares(c)	18,778
69,000	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(c)	25,381
235,000	Country Garden Holdings Co., Ltd.	316,592
40,000	Country Garden Services Holdings Co., Ltd.	81,785
13,399	CRRC Corp., Ltd., Class A Shares	15,248
129,000	CRRC Corp., Ltd., Class H Shares(c)	110,502
144,000	CSPC Pharmaceutical Group Ltd.	231,426
12,727	Ctrip.com International Ltd., ADR*	439,845
59,000	Dali Foods Group Co., Ltd.(b)	42,176
12,199	Daqin Railway Co., Ltd., Class A Shares	14,693
88,000	Datang International Power Generation Co., Ltd., Class H Shares(c)	21,955
15,500	DHC Software Co., Ltd., Class A Shares	15,925
86,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	70,715
7,300	East Money Information Co., Ltd., Class A Shares	13,247
189,700	ENN Energy Holdings Ltd.*	1,702,227
11,900	Focus Media Information Technology Co., Ltd., Class A Shares	9,513
1,600	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	22,982
84,500	Fosun International Ltd.	108,825
16,400	Founder Securities Co., Ltd., Class A Shares	16,892
10,500	Foxconn Industrial Internet Co., Ltd.*	20,715
3,530,300	Fu Shou Yuan International Group Ltd.	2,787,793
56,000	Future Land Development Holdings Ltd.	60,936
17,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(b)(c)	52,443
44,300	GD Power Development Co., Ltd., Class A Shares	16,128
1,684	GDS Holdings Ltd., ADR*	54,713
154,000	Geely Automobile Holdings Ltd.	251,604
26,000	Genscript Biotech Corp.*	55,981
8,200	GF Securities Co., Ltd., Class A Shares	15,273
31,800	GF Securities Co., Ltd., Class H Shares(c)	36,155
514,000	GOME Retail Holdings Ltd.*	50,485
93,000	Great Wall Motor Co., Ltd., Class H Shares(c)	67,369
2,799	Gree Electric Appliances Inc of Zhuhai, Class A Shares	21,048
32,000	Greentown Service Group Co., Ltd.*	25,079
30,000	Guanghui Energy Co., Ltd., Class A Shares	15,974
35,000	Guangshen Railway Co., Ltd., Class A Shares	15,885
9,400	Guangzhou Automobile Group Co., Ltd., Class A Shares	14,634
104,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	99,951
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	14,463
23,700	Guangzhou Haige Communications Group Inc. Co., Class A Shares	32,747
25,200	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	47,594
9,400	Guosen Securities Co., Ltd., Class A Shares	16,131
7,400	Guotai Junan Securities Co., Ltd., Class A Shares	17,082
29,600	Guotai Junan Securities Co., Ltd., Class H Shares(b)(c)	50,355
16,000	Haitian International Holdings Ltd.	31,561
9,300	Haitong Securities Co., Ltd., Class A Shares	16,161
103,200	Haitong Securities Co., Ltd., Class H Shares(c)	105,426
10,100	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	36,092
259,000	Hengan International Group Co., Ltd.	1,897,419
6,499	Hengli Petrochemical Co., Ltd., Class A Shares	16,039

[753983.TX]96

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
1,216,000	HengTen Networks Group Ltd.*	$30,081
10,600	Hengtong Optic-electric Co., Ltd., Class A Shares	23,952
43,300	Hesteel Co., Ltd., Class A Shares	18,616
14,000	Hua Hong Semiconductor Ltd.(b)	29,341
46,000	Huadian Power International Corp., Ltd., Class H Shares(c)	19,080
128,000	Huaneng Power International Inc., Class H Shares*(c)	80,596
140,000	Huaneng Renewables Corp., Ltd., Class H Shares(c)	37,824
7,200	Huatai Securities Co., Ltd., Class A Shares	19,258
48,200	Huatai Securities Co., Ltd., Class H Shares(b)(c)	76,152
14,900	Huaxia Bank Co., Ltd., Class A Shares	16,086
53,218	Huazhu Group Ltd., ADR	1,628,471
34,100	Hubei Energy Group Co., Ltd., Class A Shares	20,033
40,200	HUYA Inc., ADR*	859,074
45,000	Industrial & Commercial Bank of China Ltd., Class A Shares	36,378
2,060,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	1,468,247
21,400	Industrial Bank Co., Ltd., Class A Shares	54,189
98,200	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	25,004
32,800	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	15,352
4,200	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	18,118
40,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	43,884
4,628	iQIYI Inc., ADR*(a)	84,368
22,812	JD.com Inc., ADR*	587,637
44,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	61,222
3,840	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	34,278
800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	13,145
29,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	36,148
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	14,656
55,000	Kaisa Group Holdings Ltd.	22,803
5,400	Kangmei Pharmaceutical Co., Ltd., Class A Shares	3,284
81,000	Kingdee International Software Group Co., Ltd.	89,828
27,000	Kingsoft Corp., Ltd.*	74,194
24,264	Kweichow Moutai Co., Ltd., Class A Shares	3,095,108
39,000	KWG Group Holdings Ltd.	39,018
8,500	Legend Holdings Corp., Class H Shares(b)(c)	20,474
228,000	Lenovo Group Ltd.	157,989
59,500	Li Ning Co., Ltd.*	98,226
42,000	Logan Property Holdings Co., Ltd.	61,845
50,500	Longfor Group Holdings Ltd.	184,601
4,600	LONGi Green Energy Technology Co., Ltd., Class A Shares*	15,770
5,100	Luxshare Precision Industry Co., Ltd., Class A Shares	15,708
27,500	Luye Pharma Group Ltd.(b)	20,620
1,600	Luzhou Laojiao Co., Ltd., Class A Shares	16,246
33,400	Maanshan Iron & Steel Co., Ltd., Class A Shares	16,334
52,000	Maanshan Iron & Steel Co., Ltd., Class H Shares(c)	22,108
7,900	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares	15,186
51,500	Meitu Inc.*(b)	17,351
31,500	Meituan Dianping, Class B Shares*	242,857
36,900	Metallurgical Corp. of China Ltd., Class A Shares	15,921
82,000	Metallurgical Corp. of China Ltd., Class H Shares(c)	21,826
4,700	Midea Group Co., Ltd., Class A Shares	33,471
4,463	Momo Inc., ADR	123,045
1,900	Muyuan Foodstuff Co., Ltd., Class A Shares	17,284
5,900	NARI Technology Co., Ltd., Class A Shares	15,509
21,912	NetEase Inc., ADR	5,447,542
2,400	New China Life Insurance Co., Ltd., Class A Shares	17,779
25,700	New China Life Insurance Co., Ltd., Class H Shares(c)	118,828
4,681	New Oriental Education & Technology Group Inc., ADR*	400,928
20,753	NIO Inc., ADR*(a)	63,297
897	Noah Holdings Ltd., ADR*	34,310
215,000	People’s Insurance Co. Group of China Ltd., Class H Shares*(c)	84,289
656,000	PetroChina Co., Ltd., Class H Shares(c)	365,831

[753983.TX]97

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
218,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	$234,808
6,131	Pinduoduo Inc., ADR*	119,064
11,700	Ping An Bank Co., Ltd., Class A Shares	20,476
10,500	Ping An Insurance Group Co. of China Ltd., Class A Shares	119,153
1,084,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	11,939,394
9,700	Poly Developments & Holdings Group Co., Ltd., Class A Shares	16,958
269,000	Postal Savings Bank of China Co., Ltd., Class H Shares(b)(c)	160,749
22,300	Power Construction Corp. of China Ltd., Class A Shares	15,780
7,300	Qingdao Haier Co., Ltd., Class A Shares	16,719
9,400	Rongsheng Petro Chemical Co., Ltd., Class A Shares	15,527
7,100	SAIC Motor Corp., Ltd., Class A Shares	24,450
9,400	Sany Heavy Industry Co., Ltd., Class A Shares	16,328
3,100	Seazen Holdings Co., Ltd., Class A Shares	16,495
90,200	Semiconductor Manufacturing International Corp.*	108,578
4,100	SF Holding Co., Ltd., Class A Shares	17,634
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	15,439
68,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	59,012
130,000	Shanghai Electric Group Co., Ltd., Class H Shares(c)	45,832
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	49,850
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	19,541
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	37,770
10,800	Shanghai Oriental Pearl Group Co., Ltd., Class A Shares	15,779
29,000	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	57,161
32,500	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	52,001
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	33,058
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	14,933
121,100	Shenzhou International Group Holdings Ltd.	1,423,787
104,000	Shui On Land Ltd.	23,580
96,000	Sihuan Pharmaceutical Holdings Group Ltd.	21,472
1,870	SINA Corp.*	75,286
12,200	Sinolink Securities Co., Ltd., Class A Shares	16,013
106,000	Sino-Ocean Group Holding Ltd.	42,219
37,500	Sinopec Engineering Group Co., Ltd., Class H Shares(c)	30,441
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(c)	38,338
37,200	Sinopharm Group Co., Ltd., Class H Shares(c)	139,362
58,000	Sinotrans Ltd., Class H Shares(c)	21,246
20,000	Sinotruk Hong Kong Ltd.	37,798
52,500	SOHO China Ltd.	16,378
75,000	Sunac China Holdings Ltd.	322,352
9,100	Suning.com Co., Ltd., Class A Shares	14,183
22,300	Sunny Optical Technology Group Co., Ltd.	189,023
11,133	TAL Education Group, ADR*	383,087
409,631	Tencent Holdings Ltd.	16,988,021
31,305	Tencent Music Entertainment Group, ADR*(a)	414,478
60,000	Tingyi Cayman Islands Holding Corp.	97,348
16,000	Tong Ren Tang Technologies Co., Ltd., Class H Shares(c)	20,458
30,000	TravelSky Technology Ltd., Class H Shares(c)	61,999
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	84,802
20,800	Tunghsu Optoelectronic Technology Co., Ltd., Class A Shares	14,949
37,000	Uni-President China Holdings Ltd.	39,223
13,167	Vipshop Holdings Ltd., ADR*	99,279
157,000	Want Want China Holdings Ltd.	111,750
1,770	Weibo Corp., ADR*	73,490
2,047,200	Weichai Power Co., Ltd., Class H Shares(c)	3,102,034
4,400	Wens Foodstuffs Group Co., Ltd., Class A Shares	24,900
11,400	Western Securities Co., Ltd., Class A Shares	16,052
3,400	Wuliangye Yibin Co., Ltd., Class A Shares	49,459
17,000	Wuxi Biologics Cayman Inc.*(b)	160,302
121,600	Xiaomi Corp., Class B Shares*(b)	148,133
10,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	16,766
21,182	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(c)	22,286

[753983.TX]98

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 24.2% - (continued)
96,000	Xinyi Solar Holdings Ltd.	$52,437
38,000	Yanzhou Coal Mining Co., Ltd., Class H Shares*(c)	35,613
354,000	Yihai International Holding Ltd.*	1,738,101
11,000	Yonghui Superstores Co., Ltd., Class A Shares*	15,518
11,372	Yum China Holdings Inc.	454,994
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	15,644
48,000	Yuzhou Properties Co., Ltd.	21,782
1,609	YY Inc., ADR*	110,136
6,500	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	5,975
29,400	Zhejiang China Commodities City Group Co., Ltd., Class A Shares	16,924
54,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	56,369
24,600	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares	16,509
8,100	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(b)(c)	23,101
16,500	Zhongsheng Group Holdings Ltd.	41,446
17,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	96,320
200,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	70,599
6,400	ZTE Corp.*	26,545
19,000	ZTE Corp., Class H Shares(c)	45,493
10,169	ZTO Express Cayman Inc., ADR	183,449

	Total China	123,021,327

Colombia - 0.1%
8,590	Bancolombia SA	95,104
23,805	Cementos Argos SA	51,373
169,600	Ecopetrol SA	138,822
10,526	Grupo Argos SA	53,969
8,616	Grupo de Inversiones Suramericana SA	84,833
14,928	Interconexion Electrica SA ESP	71,590

	Total Colombia	495,691

Czech Republic - 0.1%
6,261	CEZ AS	145,806
2,838	Komercní Banka AS	107,061
26,344	Moneta Money Bank AS(b)	85,999

	Total Czech Republic	338,866

Egypt - 1.0%
987,675	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	3,990,056
38,937	Commercial International Bank Egypt SAE	166,763
22,745	Eastern Co. SAE	21,128
21,328	ElSewedy Electric Co.	17,649
1,244,156	Juhayna Food Industries(e)	788,651
234,388	Sarwa Capital for Financial Investment SAE*(e)	76,994

	Total Egypt	5,061,241

Georgia - 0.5%
86,700	Bank of Georgia Group PLC	1,798,694
61,700	Georgia Capital PLC*	754,441

	Total Georgia	2,553,135

Germany - 0.4%
46,600	Delivery Hero SE, (Restricted, cost - $1,952,024, acquired 5/2/18)*(b)(d)	2,001,871

Greece - 0.1%
44,403	Alpha Bank AE*	83,836
56,012	Eurobank Ergasias SA*	54,752
1,594	FF Group*(e)(f)	18
7,783	Hellenic Telecommunications Organization SA	106,501
5,239	JUMBO SA	93,037
2,000	Motor Oil Hellas Corinth Refineries SA	50,921
16,299	National Bank of Greece SA*	43,070
10,909	OPAP SA	114,227
1,168	Titan Cement Co. SA	23,800

	Total Greece	570,162

[753983.TX]99

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 3.4%
124,000	Alibaba Health Information Technology Ltd.*	$117,202
440,000	Alibaba Pictures Group Ltd.*	91,148
177,100	ASM Pacific Technology Ltd.	1,715,034
13,000	Beijing Enterprises Holdings Ltd.	65,234
4,711,500	Beijing Enterprises Water Group Ltd.	2,500,739
96,000	Brilliance China Automotive Holdings Ltd.	97,384
60,000	China Agri-Industries Holdings Ltd.	18,117
24,000	China Ding Yi Feng Holdings Ltd.(e)(f)	520
797,000	China Education Group Holdings Ltd.	1,225,458
106,888	China Everbright International Ltd.	101,109
24,000	China Everbright Ltd.	38,287
84,000	China First Capital Group Ltd.*	25,687
55,600	China Gas Holdings Ltd.	178,442
156,000	China Jinmao Holdings Group Ltd.	89,733
85,000	China Mengniu Dairy Co., Ltd.*	310,113
53,538	China Merchants Port Holdings Co., Ltd.	93,580
192,000	China Mobile Ltd.	1,676,162
59,437	China Mobile Ltd., ADR	2,604,529
122,000	China Overseas Land & Investment Ltd.	422,420
215,000	China Power International Development Ltd.	55,599
42,000	China Resources Beer Holdings Co., Ltd.	183,170
76,000	China Resources Cement Holdings Ltd.	65,744
28,000	China Resources Gas Group Ltd.	133,883
84,000	China Resources Land Ltd.	340,680
60,000	China Resources Power Holdings Co., Ltd.	87,305
66,000	China State Construction International Holdings Ltd.	67,443
55,800	China Taiping Insurance Holdings Co., Ltd.	142,970
78,000	China Traditional Chinese Medicine Holdings Co., Ltd.	41,136
184,000	China Unicom Hong Kong Ltd.	193,694
176,000	CITIC Ltd.	238,505
66,000	COSCO SHIPPING Ports Ltd.	63,932
70,000	Far East Horizon Ltd.	74,565
167,500	Fullshare Holdings Ltd.*(a)	15,587
502,400	Galaxy Entertainment Group Ltd.	3,031,246
98,000	Guangdong Investment Ltd.	192,602
38,000	Haier Electronics Group Co., Ltd.	96,474
1,651	Hutchison China MediTech Ltd., ADR*	45,584
24,500	Kingboard Holdings Ltd.	64,203
31,000	Kingboard Laminates Holdings Ltd.	26,356
106,000	Kunlun Energy Co., Ltd.*	97,513
49,000	Lee & Man Paper Manufacturing Ltd.	31,805
54,000	Nine Dragons Paper Holdings Ltd.	42,952
12,000	Shanghai Industrial Holdings Ltd.	24,942
34,500	Shenzhen International Holdings Ltd.	60,604
92,000	Shenzhen Investment Ltd.	33,883
32,500	Shimao Property Holdings Ltd.	92,797
214,500	Sino Biopharmaceutical Ltd.	215,693
50,000	SSY Group Ltd.	39,619
76,500	Sun Art Retail Group Ltd.	66,601
30,000	Towngas China Co., Ltd.*	22,590
196,000	Yuexiu Property Co., Ltd.	44,401

	Total Hong Kong	17,304,976

Hungary - 0.9%
14,900	MOL Hungarian Oil & Gas PLC*	167,698
107,459	OTP Bank Nyrt	4,483,352
4,972	Richter Gedeon Nyrt	89,359

	Total Hungary	4,740,409

India - 10.4%
15,996	Adani Ports & Special Economic Zone Ltd.	95,354
18,748	Ambuja Cements Ltd.	62,112
38,179	Ashok Leyland Ltd.	48,653
9,090	Asian Paints Ltd.	183,633

[753983.TX]100

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.4% - (continued)
7,984	Aurobindo Pharma Ltd.	$76,619
3,592	Avenue Supermarts Ltd.*(b)	67,961
267,786	Axis Bank Ltd.*	3,136,993
40,569	Bajaj Auto Ltd.	1,702,221
5,433	Bajaj Finance Ltd.	269,768
1,172	Bajaj Finserv Ltd.	137,949
6,110	Bharat Forge Ltd.	41,046
204,467	Bharat Petroleum Corp., Ltd.	1,197,202
63,623	Bharti Airtel Ltd.	317,986
10,392	Bharti Infratel Ltd.	39,986
224	Bosch Ltd.	57,310
2,181	Britannia Industries Ltd.	92,188
106,880	Cholamandalam Investment and Finance Co., Ltd.	2,356,806
10,212	Cipla Ltd.	82,248
432,433	Coal India Ltd.	1,579,843
6,095	Container Corp. Of India Ltd.	46,382
17,075	Dabur India Ltd.	98,039
2,337	Divi’s Laboratories Ltd.	53,451
3,476	Dr Reddy’s Laboratories Ltd.	133,365
361	Eicher Motors Ltd.	104,099
27,370	GAIL India Ltd.	143,234
3,495	Glenmark Pharmaceuticals Ltd.	27,315
9,201	Godrej Consumer Products Ltd.	91,196
9,276	Grasim Industries Ltd.	118,713
308,100	GRUH Finance Ltd.*	1,407,059
5,661	Havells India Ltd.	61,022
144,609	HCL Technologies Ltd.	2,263,109
113,500	HDFC Bank Ltd.*	3,957,959
40,520	HDFC Bank Ltd., ADR	5,030,963
57,946	Hero MotoCorp Ltd.	2,223,662
30,575	Hindalco Industries Ltd.	87,027
17,094	Hindustan Petroleum Corp., Ltd.	79,434
20,329	Hindustan Unilever Ltd.	522,931
52,779	Housing Development Finance Corp., Ltd.	1,655,536
78,857	ICICI Bank Ltd.	477,464
3,733	ICICI Lombard General Insurance Co., Ltd.(b)	63,235
8,567	Indiabulls Housing Finance Ltd.	96,385
62,204	Indian Oil Corp., Ltd.	147,525
109,955	Infosys Ltd.	1,160,734
167,700	Infosys Ltd., ADR	1,755,819
2,780	InterGlobe Aviation Ltd.(b)	67,031
103,814	ITC Ltd.	414,573
26,301	JSW Steel Ltd.	102,297
14,771	Larsen & Toubro Ltd.	332,764
15,942	LIC Housing Finance Ltd.	126,992
5,248	Lupin Ltd.	56,104
10,185	Mahindra & Mahindra Financial Services Ltd.	61,432
25,991	Mahindra & Mahindra Ltd.	241,895
12,963	Marico Ltd.	69,216
3,281	Maruti Suzuki India Ltd.	321,863
28,021	Motherson Sumi Systems Ltd.	46,419
734	Nestle India Ltd.	121,457
76,884	NTPC Ltd.	146,738
52,000	Oberoi Realty Ltd.*	417,209
807,941	Oil & Natural Gas Corp., Ltd.	1,994,821
169	Page Industries Ltd.	48,079
17,509	Petronet LNG Ltd.	62,099
172,000	Phoenix Mills Ltd.	1,605,338
4,761	Pidilite Industries Ltd.	88,332
1,948	Piramal Enterprises Ltd.	62,144
59,191	Power Grid Corp. of India Ltd.	161,431

[753983.TX]101

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.4% - (continued)
83,900	Quess Corp., Ltd., (Restricted, cost - $1,312,293, acquired 2/1/18)*(b)(d)	$788,739
24,982	REC Ltd.	51,718
162,200	Reliance Industries Ltd.	3,098,774
299	Shree Cement Ltd.	93,063
4,900	Shriram Transport Finance Co., Ltd.	82,006
54,749	State Bank of India*	277,012
26,194	Sun Pharmaceutical Industries Ltd.	154,506
137,731	Tata Consultancy Services Ltd.	4,350,319
47,880	Tata Motors Ltd.*	119,141
25,911	Tata Power Co., Ltd.	25,617
10,143	Tata Steel Ltd.	70,895
14,758	Tech Mahindra Ltd.	161,903
137,566	Titan Co., Ltd.	2,437,340
2,906	UltraTech Cement Ltd.	198,077
6,785	United Spirits Ltd.*	53,895
54,628	UPL Ltd.	780,484
56,784	Vedanta Ltd.	130,943
175,541	Vodafone Idea Ltd.*	35,323
31,673	Wipro Ltd.	130,275
51,506	Yes Bank Ltd.	109,990
18,068	Zee Entertainment Enterprises Ltd.	93,008

	Total India	53,142,798

Indonesia - 3.5%
482,500	Adaro Energy Tbk PT	43,724
4,898,900	Astra International Tbk PT	2,553,347
322,400	Bank Central Asia Tbk PT	656,788
6,831,624	Bank Mandiri Persero Tbk PT	3,666,103
241,100	Bank Negara Indonesia Persero Tbk PT	141,669
12,163,600	Bank Rakyat Indonesia Persero Tbk PT	3,489,241
390,400	Bank Tabungan Negara Persero Tbk PT	67,441
10,620,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	2,120,117
182,300	Barito Pacific Tbk PT	42,131
73,600	Bukit Asam Tbk PT	15,770
223,800	Bumi Serpong Damai Tbk PT*	21,133
231,100	Charoen Pokphand Indonesia Tbk PT	79,190
14,300	Gudang Garam Tbk PT	80,489
242,700	Hanjaya Mandala Sampoerna Tbk PT	57,400
77,100	Indah Kiat Pulp & Paper Corp. Tbk PT	41,770
57,500	Indocement Tunggal Prakarsa Tbk PT	85,342
69,500	Indofood CBP Sukses Makmur Tbk PT	47,653
107,800	Indofood Sukses Makmur Tbk PT	49,781
54,967	Jasa Marga Persero Tbk PT	21,931
715,400	Kalbe Farma Tbk PT	70,366
42,400	Pabrik Kertas Tjiwi Kimia Tbk PT	30,289
615,200	Pakuwon Jati Tbk PT	30,344
365,400	Perusahaan Gas Negara Tbk PT	52,642
1,296,600	Semen Indonesia Persero Tbk PT*	1,048,303
254,800	Surya Citra Media Tbk PT	29,409
1,546,287	Telekomunikasi Indonesia Persero Tbk PT*	422,052
102,650	Telekomunikasi Indonesia Persero Tbk PT, ADR*	2,768,471
46,700	Unilever Indonesia Tbk PT	145,255
53,300	United Tractors Tbk PT	94,560

	Total Indonesia	17,972,711

Kenya - 0.3%
5,624,000	Safaricom PLC	1,525,047

Kuwait - 0.3%
127,000	Humansoft Holding Co. KSC	1,388,694

[753983.TX]102

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Luxembourg - 0.3%
7,620	Reinet Investments SCA	$121,109
51,700	Ternium SA, ADR	1,243,902

	Total Luxembourg	1,365,011

Malaysia - 1.4%
46,100	AirAsia Group Bhd	31,756
25,600	Alliance Bank Malaysia Bhd	23,534
46,100	AMMB Holdings Bhd	48,739
77,700	Axiata Group Bhd	86,889
156,653	British American Tobacco Malaysia Bhd	1,121,239
163,107	CIMB Group Holdings Bhd	204,934
139,600	Dialog Group Bhd	110,453
88,600	DiGi.Com Bhd	104,926
5,500	Fraser & Neave Holdings Bhd	44,852
56,200	Gamuda Bhd	46,779
70,400	Genting Bhd	107,318
101,600	Genting Malaysia Bhd	76,085
5,900	Genting Plantations Bhd	14,626
20,100	HAP Seng Consolidated Bhd	47,603
37,200	Hartalega Holdings Bhd	46,117
21,000	Hong Leong Bank Bhd	95,160
7,300	Hong Leong Financial Group Bhd	33,043
77,100	IHH Healthcare Bhd	100,984
86,800	IJM Corp. Bhd	45,943
56,900	IOI Corp. Bhd	58,457
13,100	Kuala Lumpur Kepong Bhd	77,490
127,309	Malayan Banking Bhd	274,133
1,331,400	Malaysia Airports Holdings Bhd	2,331,080
83,500	Maxis Bhd	110,250
36,500	MISC Bhd	60,508
1,700	Nestle Malaysia Bhd	59,622
88,700	Petronas Chemicals Group Bhd	175,947
9,000	Petronas Dagangan Bhd	55,317
20,700	Petronas Gas Bhd	87,457
16,700	PPB Group Bhd	75,129
37,500	Press Metal Aluminium Holdings Bhd	40,053
98,200	Public Bank Bhd	552,770
21,000	QL Resources Bhd	34,278
36,700	RHB Bank Bhd	51,045
77,200	Sime Darby Bhd	42,702
77,200	Sime Darby Plantation Bhd	85,798
86,300	Sime Darby Property Bhd	21,828
59,600	SP Setia Bhd Group	31,128
28,900	Telekom Malaysia Bhd	24,889
102,500	Tenaga Nasional Bhd	310,297
41,500	Top Glove Corp. Bhd	49,982
55,300	Westports Holdings Bhd	51,122
170,850	YTL Corp. Bhd	46,440

	Total Malaysia	7,098,702

Mexico - 3.0%
83,308	Alfa SAB de CV, Class A Shares	76,302
13,753	Alsea SAB de CV*	26,919
214,909	América Móvil SAB de CV, Class L Shares, ADR	3,015,173
1,057,509	América Móvil SAB de CV, Series L	747,343
13,112	Arca Continental SAB de CV	70,250
60,579	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	88,837
1,623	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	11,880
529,618	Cemex SAB de CV, Class Preferred Shares*	217,273
13,850	Coca-Cola Femsa SAB de CV	86,126
7,746	El Puerto de Liverpool SAB de CV, Class C1 Shares	43,358
109,591	Fibra Uno Administracion SA de CV, REIT	140,189
63,208	Fomento Economico Mexicano SAB de CV	588,601
6,096	Gruma SAB de CV, Class B Shares	58,154

[753983.TX]103

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 3.0% - (continued)
12,035	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	$117,727
7,606	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	120,346
52,666	Grupo Bimbo SAB de CV, Series A	106,417
14,300	Grupo Carso SAB de CV, Series A1	52,791
81,554	Grupo Financiero Banorte SAB de CV, Class O Shares	444,429
81,617	Grupo Financiero Inbursa SAB de CV, Class O Shares	108,528
575,445	Grupo México SAB de CV, Series B	1,432,879
76,127	Grupo Televisa SAB	141,936
2,618	Industrias Peñoles SAB de CV	29,294
17,432	Infraestructura Energetica Nova SAB de CV	70,847
840,506	Kimberly-Clark de México SAB de CV, Class A Shares*	1,516,060
7,978	Megacable Holdings SAB de CV	32,916
42,886	Mexichem SAB de CV	89,435
6,730	Promotora y Operadora de Infraestructura SAB de CV	65,590
636,000	Qualitas Controladora SAB de CV	1,704,061
391,100	Regional SAB de CV	1,895,622
762,080	Unifin Financiera SAB de CV SOFOM ENR	1,726,512
170,330	Wal-Mart de Mexico SAB de CV	479,317

	Total Mexico	15,305,112

Pakistan - 0.3%
440,735	Habib Bank Ltd.	373,723
35,911	MCB Bank Ltd.	43,113
187,662	Oil & Gas Development Co., Ltd.	173,869
934,458	Pakistan Petroleum Ltd.	1,041,451

	Total Pakistan	1,632,156

Peru - 0.2%
7,015	Cia de Minas Buenaventura SAA, ADR	106,418
4,109	Credicorp Ltd.	919,594
3,065	Southern Copper Corp.	103,382

	Total Peru	1,129,394

Philippines - 2.7%
66,680	Aboitiz Equity Ventures Inc.	71,513
81,300	Aboitiz Power Corp.	56,877
110,700	Alliance Global Group Inc.	33,117
9,100	Ayala Corp.	160,469
4,765,050	Ayala Land Inc.	4,525,309
32,088	Bank of the Philippine Islands	49,704
63,014	BDO Unibank Inc.	166,624
13,421,900	Bloomberry Resorts Corp.	3,050,698
101,900	DMCI Holdings Inc.	20,670
1,235	Globe Telecom Inc.	51,426
2,593	GT Capital Holdings Inc.	42,925
1,067,750	International Container Terminal Services Inc.	2,784,479
93,810	JG Summit Holdings Inc.	112,564
14,790	Jollibee Foods Corp.	81,710
10,280	Manila Electric Co.	76,032
434,000	Megaworld Corp.	49,166
419,500	Metro Pacific Investments Corp.	36,203
48,811	Metropolitan Bank & Trust Co.	67,166
3,175	PLDT Inc.	81,995
57,456	PLDT Inc., ADR	1,453,637
52,523	Robinsons Land Corp.*	26,212
6,820	Security Bank Corp.	22,902
10,320	SM Investments Corp.	186,436
326,900	SM Prime Holdings Inc.	249,579
29,910	Universal Robina Corp.	95,858

	Total Philippines	13,553,271

Poland - 0.6%
3,151	Alior Bank SA*	43,393
24	Bank Handlowy w Warszawie SA	337
19,087	Bank Millennium SA*	47,646

[753983.TX]104

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Poland - 0.6% - (continued)
5,435	Bank Polska Kasa Opieki SA	$150,583
1,270	CCC SA	51,903
2,593	CD Projekt SA	140,408
9,046	Cyfrowy Polsat SA*	61,527
1,907	Dino Polska SA*(b)	61,773
3,061	Grupa Lotos SA	70,130
2,796	Jastrzebska Spolka Weglowa SA*	36,585
4,351	KGHM Polska Miedz SA*	107,737
22,314	KRUK SA*	935,015
47	LPP SA	89,872
397	mBank SA*	41,624
20,391	Orange Polska SA*	27,355
27,259	PGE Polska Grupa Energetyczna SA*	65,610
9,849	Polski Koncern Naftowy ORLEN SA	248,423
56,283	Polskie Gornictwo Naftowe i Gazownictwo SA	82,054
29,174	Powszechna Kasa Oszczednosci Bank Polski SA	298,793
20,200	Powszechny Zaklad Ubezpieczen SA	218,200
1,223	Santander Bank Polska SA	116,425

	Total Poland	2,895,393

Qatar - 0.3%
7,549	Barwa Real Estate Co.	74,324
6,934	Commercial Bank QSC	88,582
5,423	Industries Qatar QSC	168,977
12,837	Masraf Al Rayan QSC	127,138
1,431	Mesaieed Petrochemical Holding Co.	10,303
2,589	Ooredoo QPSC	45,837
2,330	Qatar Electricity & Water Co. QSC	105,553
1,519	Qatar Fuel QSC	86,165
5,483	Qatar Insurance Co. SAQ	52,530
4,038	Qatar Islamic Bank SAQ	185,581
14,872	Qatar National Bank QPSC	765,660

	Total Qatar	1,710,650

Romania - 0.0%
11,452	NEPI Rockcastle PLC	96,718

Russia - 5.9%
1,672,790	Alrosa PJSC	2,254,406
333,524	Gazprom PJSC	1,096,696
481,997	Gazprom PJSC, ADR	3,150,272
1,639,026	Inter RAO UES PJSC	100,585
12,909	Lukoil PJSC	1,039,796
40,793	Lukoil PJSC, ADR	3,252,426
92,733	Magnit PJSC, Class Registered Shares, GDR	1,291,585
7,862	Magnit PJSC, GDR*	109,950
102,347	Magnitogorsk Iron & Steel Works PJSC	69,844
2,017	MMC Norilsk Nickel PJSC	423,024
297,014	Mobile TeleSystems PJSC, ADR	2,322,649
51,000	Moscow Exchange MICEX-RTS PJSC	66,081
2,994	Novatek PJSC, Class Registered Shares, GDR	611,308
40,504	Novolipetsk Steel PJSC	106,709
6,001	PhosAgro PJSC, Class Registered Shares, GDR	77,099
547	Polyus PJSC	43,240
27,023	Rosneft Oil Co. PJSC	178,892
1,844,253	Sberbank of Russia PJSC	6,576,457
238,470	Sberbank of Russia PJSC, ADR	3,432,806
9,589	Severstal PJSC	151,939
283,360	Surgutneftegas PJSC	116,913
48,866	Tatneft PJSC	559,149
119,395,647	VTB Bank PJSC	66,981
3,497	X5 Retail Group NV, Class Registered Shares, GDR	102,681
73,420	Yandex NV, Class A Shares*	2,637,246

	Total Russia	29,838,734

[753983.TX]105

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Singapore - 0.0%
6,000	BOC Aviation Ltd.(b)	$49,972

South Africa - 6.8%
23,882	Absa Group Ltd.	276,803
805,700	Advtech Ltd.	788,075
1,416	Anglo American Platinum Ltd.	71,133
11,755	AngloGold Ashanti Ltd.	156,999
10,071	Aspen Pharmacare Holdings Ltd.	67,699
10,547	Bid Corp., Ltd.	220,515
115,581	Bidvest Group Ltd.	1,641,638
1,307	Capitec Bank Holdings Ltd.	118,366
7,661	Clicks Group Ltd.	100,229
12,911	Discovery Ltd.	122,860
7,496	Exxaro Resources Ltd.	87,230
105,967	FirstRand Ltd.	486,212
39,637	Fortress REIT Ltd., Class A Shares	54,356
7,928	Foschini Group Ltd.	96,292
19,735	Gold Fields Ltd.	87,972
93,275	Growthpoint Properties Ltd., REIT	154,942
39,139	Imperial Logistics Ltd.	161,388
11,431	Investec Ltd.	67,182
2,360	Kumba Iron Ore Ltd.	71,537
4,363	Liberty Holdings Ltd.	32,599
703,562	Life Healthcare Group Holdings Ltd.	1,121,155
26,001	MMI Holdings Ltd.	33,500
122,152	Motus Holdings Ltd.	721,556
8,026	Mr Price Group Ltd.	108,629
52,332	MTN Group Ltd.	369,060
13,547	MultiChoice Group Ltd.*	113,301
51,579	Naspers Ltd., Class N Shares	11,565,167
96,442	Nedbank Group Ltd.	1,733,748
51,738	Netcare Ltd.	66,069
154,212	Old Mutual Ltd.	222,769
13,023	Pick n Pay Stores Ltd.	63,370
835,199	PPC Ltd.*	275,439
4,079	PSG Group Ltd.	68,067
20,832	Rand Merchant Investment Holdings Ltd.	47,110
146,274	Redefine Properties Ltd., REIT	91,123
15,645	Remgro Ltd.	198,733
24,733	RMB Holdings Ltd.	139,813
347,105	Sanlam Ltd.	1,812,753
20,218	Sappi Ltd.	76,553
18,294	Sasol Ltd.	459,782
195,728	Shoprite Holdings Ltd.	2,308,815
6,132	SPAR Group Ltd.	80,592
164,803	Standard Bank Group Ltd.	2,246,521
10,666	Telkom SA SOC Ltd.	67,097
4,394	Tiger Brands Ltd.	66,379
1,926,173	Transaction Capital Ltd.	2,641,553
13,988	Truworths International Ltd.	68,797
221,945	Vodacom Group Ltd.	1,809,775
342,665	Woolworths Holdings Ltd.	1,075,486

	Total South Africa	34,516,739

South Korea - 9.2%
976	Amorepacific Corp.	146,305
981	AMOREPACIFIC Group	53,323
233	BGF retail Co., Ltd.	36,513
8,650	BNK Financial Group Inc.	50,068
1,538	Celltrion Healthcare Co., Ltd.*	73,398

[753983.TX]106

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 9.2% - (continued)
2,724	Celltrion Inc.*	$434,178
477	Celltrion Pharm Inc.*	20,436
2,195	Cheil Worldwide Inc.	48,712
238	CJ CheilJedang Corp.	56,046
488	CJ Corp.	41,592
353	CJ ENM Co., Ltd.	56,809
248	CJ Logistics Corp.*	33,234
950	Daelim Industrial Co., Ltd.	82,592
6,935	Daewoo Engineering & Construction Co., Ltd.*	27,995
1,129	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	28,246
1,576	DB Insurance Co., Ltd.	81,423
1,233	Doosan Bobcat Inc.	34,920
674	E-MART Inc.	81,430
1,475	Fila Korea Ltd.	96,300
1,746	GS Engineering & Construction Corp.	58,893
1,673	GS Holdings Corp.	70,397
684	GS Retail Co., Ltd.	19,540
9,106	Hana Financial Group Inc.	277,431
2,119	Hankook Tire & Technology Co., Ltd.	62,250
185	Hanmi Pharm Co., Ltd.	63,437
325	Hanmi Science Co., Ltd.	18,792
5,435	Hanon Systems	52,883
3,358	Hanwha Chemical Corp.	58,189
1,283	Hanwha Corp.	27,531
155,536	Hanwha Life Insurance Co., Ltd.	419,219
755	HDC Hyundai Development Co-Engineering & Construction, Class E Shares	27,132
487	Helixmith Co., Ltd.*	79,528
1,098	HLB Inc.*(a)	64,618
1,026	Hotel Shilla Co., Ltd.	81,213
403	Hyundai Department Store Co., Ltd.	28,588
2,491	Hyundai Engineering & Construction Co., Ltd.	107,464
569	Hyundai Glovis Co., Ltd.	77,582
1,137	Hyundai Heavy Industries Co., Ltd.*	111,914
330	Hyundai Heavy Industries Holdings Co., Ltd.	87,527
1,535	Hyundai Marine & Fire Insurance Co., Ltd.	39,637
14,665	Hyundai Mobis Co., Ltd.	2,671,956
4,655	Hyundai Motor Co.	526,126
2,277	Hyundai Steel Co.	77,996
7,803	Industrial Bank of Korea	90,756
1,570	Kakao Corp.	164,181
3,383	Kangwon Land Inc.	88,294
79,372	KB Financial Group Inc.	2,931,162
256	KCC Corp.	55,432
8,353	Kia Motors Corp.	276,021
9,100	Koh Young Technology Inc.	693,597
2,521	Korea Aerospace Industries Ltd.	70,161
7,576	Korea Electric Power Corp.	165,699
714	Korea Gas Corp.	24,753
1,278	Korea Investment Holdings Co., Ltd.	77,562
269	Korea Zinc Co., Ltd.	98,642
1,192	Korean Air Lines Co., Ltd.	31,522
22,490	KT&G Corp.	1,909,497
672	Kumho Petrochemical Co., Ltd.	53,954
1,417	LG Chem Ltd.	396,095
2,934	LG Corp.	180,717
7,331	LG Display Co., Ltd.	105,207
3,310	LG Electronics Inc.	218,044
288	LG Household & Health Care Ltd.	308,729
336	LG Innotek Co., Ltd.	26,646
3,523	LG Uplus Corp.	41,291
611	Lotte Chemical Corp.	132,064

[753983.TX]107

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 9.2% - (continued)
862	Lotte Corp.	$30,545
312	Lotte Shopping Co., Ltd.	41,944
148	Medy-Tox Inc.	55,677
8,685	Meritz Securities Co., Ltd.	34,244
12,449	Mirae Asset Daewoo Co., Ltd.	77,783
4,430	NAVER Corp.	414,444
528	NCSoft Corp.	211,703
740	Netmarble Corp.*(b)	71,204
5,235	NH Investment & Securities Co., Ltd.	59,182
582	OCI Co., Ltd.	44,042
996	Orange Life Insurance Ltd.(b)	30,363
609	Orion Corp.	43,980
67	Ottogi Corp.	40,049
6,901	Pan Ocean Co., Ltd.*	25,089
177	Pearl Abyss Corp.*	29,324
2,503	POSCO	498,052
706	POSCO Chemical Co., Ltd.	32,212
1,129	Posco International Corp.	16,313
775	S-1 Corp.	62,496
2,426	Samsung Biologics Co., Ltd., (Restricted, cost - $475,764, acquired 5/11/17)*(b)(d)	610,479
2,597	Samsung C&T Corp.	201,123
1,445	Samsung Card Co., Ltd.	44,707
1,776	Samsung Electro-Mechanics Co., Ltd.(a)	141,006
382,152	Samsung Electronics Co., Ltd.	13,591,438
4,498	Samsung Engineering Co., Ltd.*	63,013
938	Samsung Fire & Marine Insurance Co., Ltd.	213,662
13,465	Samsung Heavy Industries Co., Ltd.*	88,738
2,175	Samsung Life Insurance Co., Ltd.	147,647
17,357	Samsung SDI Co., Ltd.	3,177,814
1,171	Samsung SDS Co., Ltd.	203,576
2,009	Samsung Securities Co., Ltd.	59,590
93,694	Shinhan Financial Group Co., Ltd.	3,504,293
241	Shinsegae Inc.	60,309
1,818	SillaJen Inc.*(a)	83,803
1,065	SK Holdings Co., Ltd.	207,110
97,496	SK Hynix Inc.	5,307,011
1,825	SK Innovation Co., Ltd.	252,907
674	SK Telecom Co., Ltd.	141,760
1,393	S-Oil Corp.	97,420
28,794	Woongjin Coway Co., Ltd.	1,937,665
15,205	Woori Financial Group Inc.	177,498
330	Yuhan Corp.	68,588

	Total South Korea	46,933,192

Spain - 0.6%
133,271	CIE Automotive SA	3,215,604

Switzerland - 0.2%
24,300	Wizz Air Holdings PLC, (Restricted, cost - $477,402, acquired 7/21/16)*(b)(d)	963,492

Taiwan - 5.9%
72,000	Acer Inc.*	43,335
11,799	Advantech Co., Ltd.	98,881
4,000	Airtac International Group	41,009
121,498	ASE Technology Holding Co., Ltd.*	228,714
60,000	Asia Cement Corp.	85,638
23,000	Asustek Computer Inc.	157,371
267,000	AU Optronics Corp.	78,824
258,000	Catcher Technology Co., Ltd.	1,559,540
250,000	Cathay Financial Holding Co., Ltd.	321,907
37,740	Chailease Holding Co., Ltd.	138,664
191,587	Chang Hwa Commercial Bank Ltd.	121,122

[753983.TX]108

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 5.9% - (continued)
67,000	Cheng Shin Rubber Industry Co., Ltd.	$85,078
23,130	Chicony Electronics Co., Ltd.	54,772
67,000	China Airlines Ltd.	20,637
404,000	China Development Financial Holding Corp.	118,966
82,033	China Life Insurance Co., Ltd.	63,416
397,000	China Steel Corp.	305,582
410,900	Chroma ATE Inc.	1,686,101
121,000	Chunghwa Telecom Co., Ltd.	431,523
139,000	Compal Electronics Inc.	86,384
580,880	CTBC Financial Holding Co., Ltd.	384,902
61,000	Delta Electronics Inc.	274,455
297,259	E.Sun Financial Holding Co., Ltd.	257,834
5,100	Eclat Textile Co., Ltd.	65,956
104,689	Eva Airways Corp.	49,885
61,223	Evergreen Marine Corp. Taiwan Ltd.	23,433
85,000	Far Eastern New Century Corp.	88,197
50,000	Far EasTone Telecommunications Co., Ltd.	124,361
11,000	Feng TAY Enterprise Co., Ltd.	82,958
326,837	First Financial Holding Co., Ltd.	233,860
115,000	Formosa Chemicals & Fibre Corp.	391,228
36,000	Formosa Petrochemical Corp.	132,014
146,000	Formosa Plastics Corp.	510,556
15,000	Formosa Taffeta Co., Ltd.	18,474
31,230	Foxconn Technology Co., Ltd.	60,490
220,000	Fubon Financial Holding Co., Ltd.	301,149
7,000	Giant Manufacturing Co., Ltd.	49,647
7,000	Globalwafers Co., Ltd.	67,260
25,000	Highwealth Construction Corp.	38,638
7,707	Hiwin Technologies Corp.	57,843
1,201,660	Hon Hai Precision Industry Co., Ltd.	2,804,707
10,000	Hotai Motor Co., Ltd.	160,055
233,088	Hua Nan Financial Holdings Co., Ltd.	154,675
275,000	Innolux Corp.	65,002
79,000	Inventec Corp.	59,486
2,541	Largan Precision Co., Ltd.	302,108
61,264	Lite-On Technology Corp.	87,340
47,000	MediaTek Inc.	461,146
332,000	Mega Financial Holding Co., Ltd.	325,802
22,000	Micro-Star International Co., Ltd.	57,371
170,000	Nan Ya Plastics Corp.	422,364
30,000	Nanya Technology Corp.	58,296
5,000	Nien Made Enterprise Co., Ltd.	36,315
17,000	Novatek Microelectronics Corp.	89,601
63,000	Pegatron Corp.	102,497
4,000	Phison Electronics Corp.	36,065
75,000	Pou Chen Corp.	85,119
17,000	Powertech Technology Inc.	39,886
181,660	Poya International Co., Ltd.	2,146,473
16,539	President Chain Store Corp.	157,666
86,000	Quanta Computer Inc.	160,105
16,000	Realtek Semiconductor Corp.	100,961
15,120	Ruentex Development Co., Ltd.	19,575
14,400	Ruentex Industries Ltd.	31,549
101,000	Shanghai Commercial & Savings Bank Ltd.	185,638
311,787	Shin Kong Financial Holding Co., Ltd.	86,659
392,846	SinoPac Financial Holdings Co., Ltd.	152,345
16,629	Standard Foods Corp.	31,917
49,700	Synnex Technology International Corp.	60,121
175,000	TaiMed Biologics Inc.*	768,808
271,963	Taishin Financial Holding Co., Ltd.	121,349
161,101	Taiwan Business Bank	66,012

[753983.TX]109

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 5.9% - (continued)
157,600	Taiwan Cement Corp.	$214,171
271,337	Taiwan Cooperative Financial Holding Co., Ltd.	176,352
60,000	Taiwan High Speed Rail Corp.	82,663
55,000	Taiwan Mobile Co., Ltd.	205,672
1,337,132	Taiwan Semiconductor Manufacturing Co., Ltd.	9,926,453
57,000	Tatung Co., Ltd.*	39,305
148,000	Uni-President Enterprises Corp.	381,260
343,000	United Microelectronics Corp.	138,979
23,000	Vanguard International Semiconductor Corp.	43,677
11,000	Walsin Technology Corp.	55,062
10,000	Win Semiconductors Corp.	54,791
84,000	Winbond Electronics Corp.	37,777
73,361	Wistron Corp.	52,048
48,760	WPG Holdings Ltd.	60,925
8,188	Yageo Corp.	67,334
326,000	Yuanta Financial Holding Co., Ltd.	183,124
14,000	Zhen Ding Technology Holding Ltd.	40,978

	Total Taiwan	30,138,188

Thailand - 2.3%
33,400	Advanced Info Service PCL, NVDR	204,551
144,400	Airports of Thailand PCL, NVDR	291,832
16,300	Bangkok Bank PCL, Class Registered Shares	101,536
312,800	Bangkok Dusit Medical Services PCL, NVDR	253,116
259,800	Bangkok Expressway & Metro PCL, NVDR	93,124
132,800	Banpu PCL, NVDR	62,639
34,400	Berli Jucker PCL, NVDR	48,806
324,600	BTS Group Holdings PCL, NVDR	117,420
15,700	Bumrungrad Hospital PCL, NVDR	83,438
49,700	Central Pattana PCL, NVDR	112,362
91,700	Charoen Pokphand Foods PCL, NVDR	80,673
958,700	CP ALL PCL, NVDR	2,424,317
10,300	Electricity Generating PCL, NVDR	97,009
52,500	Energy Absolute PCL, NVDR	89,546
17,300	Gulf Energy Development PCL, NVDR	56,537
244,800	Home Product Center PCL, NVDR	131,262
60,700	Indorama Ventures PCL, NVDR	88,522
64,400	Intouch Holdings PCL, NVDR	118,011
404,900	IRPC PCL, NVDR	60,874
302,900	Kasikornbank PCL	1,800,664
23,000	Kasikornbank PCL, NVDR	136,107
148,600	Krung Thai Bank PCL, NVDR	90,045
99,400	Land and Houses PCL, NVDR	33,385
105,400	Minor International PCL, NVDR	129,746
19,800	Muangthai Capital PCL, NVDR	33,730
46,400	PTT Exploration & Production PCL, NVDR	184,336
66,200	PTT Global Chemical PCL, NVDR	127,622
346,800	PTT PCL, NVDR	508,082
30,400	Ratch Group PCL, NVDR	59,315
20,200	Robinson PCL, NVDR	34,969
97,300	Siam Cement PCL, Class Registered Shares	1,395,071
26,500	Siam Cement PCL, NVDR	380,053
33,300	Siam Commercial Bank PCL, NVDR	136,840
165,000	Srisawad Corp PCL	260,389
1,174,374	Srisawad Corp. PCL, NVDR	1,853,937
43,000	Thai Oil PCL, NVDR	80,858
48,400	Thai Union Group PCL, NVDR	27,792
383,200	TMB Bank PCL, NVDR	22,972
20,200	Total Access Communication PCL, NVDR	31,389
336,600	True Corp. PCL, NVDR(a)	52,503

	Total Thailand	11,895,380

[753983.TX]110

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Turkey - 1.9%
93,661	Akbank T.A.S.*	$95,933
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	17,274
5,951	Arcelik AS*	17,785
13,940	Aselsan Elektronik Sanayi Ve Ticaret AS	43,734
221,491	AvivaSA Emeklilik ve Hayat AS, Class A Shares	351,577
6,058	BIM Birlesik Magazalar AS	82,887
41,908	Eregli Demir ve Celik Fabrikalari TAS	52,114
1,793	Ford Otomotiv Sanayi AS	16,936
27,526	Haci Ömer Sabanci Holding AS	36,592
593,647	KOC Holding AS	1,653,529
792,066	MLP Saglik Hizmetleri AS, (Restricted, cost - $2,280,100, acquired 2/7/18), Class B Shares*(b)(d)	1,666,324
882,254	Sok Marketler Ticaret AS*	1,328,673
4,165	TAV Havalimanlari Holding AS	18,179
428,100	Tofas Turk Otomobil Fabrikasi AS	1,242,135
111,258	Tüpras Türkiye Petrol Rafinerileri AS	2,501,133
14,117	Turk Hava Yollari AO*	30,251
37,259	Turkcell Iletisim Hizmetleri AS	74,390
78,548	Türkiye Garanti Bankasi AS*	106,723
46,584	Turkiye Is Bankasi AS, Class C Shares*	40,867
52,788	Türkiye Sise ve Cam Fabrikalari AS	47,131

	Total Turkey	9,424,167

United Arab Emirates - 0.6%
63,463	Abu Dhabi Commercial Bank PJSC	154,931
139,638	Aldar Properties PJSC	68,794
6,383	DP World PLC	108,805
52,710	Dubai Islamic Bank PJSC	72,161
35,134	Emaar Development PJSC	37,454
67,240	Emaar Malls PJSC	35,536
113,203	Emaar Properties PJSC	136,788
58,862	Emirates Telecommunications Group Co. PJSC	260,967
86,469	First Abu Dhabi Bank PJSC	348,528
66,200	NMC Health PLC	1,890,648

	Total United Arab Emirates	3,114,612

United Kingdom - 0.0%
5,343	Mondi Ltd	109,899

United States - 0.2%
72,300	Laureate Education Inc., Class A Shares*	1,161,138
25,000	Nexteer Automotive Group Ltd	30,502

	Total United States	1,191,640

Uruguay - 0.1%
246,860	Biotoscana Investments SA BDR*	466,047

	TOTAL COMMON STOCKS (Cost - $421,717,933)	483,242,830

PREFERRED STOCKS - 2.0%
Brazil - 1.5%
125,455	Banco Bradesco SA, Class Preferred Shares	1,182,633
7,045	Braskem SA, Class Preferred A Shares*	76,786
7,736	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	70,304
4,986	Cia Brasileira de Distribuicao, Class Preferred Shares	110,785
28,731	Cia Energetica de Minas Gerais, Class Preferred Shares	108,043
38,199	Gerdau SA, Class Preferred Shares	134,986
484,306	Itaú Unibanco Holding SA, Class Preferred Shares	4,318,652
137,124	Itausa - Investimentos Itau SA, Class Preferred Shares	432,858
21,975	Lojas Americanas SA, Class Preferred Shares	90,364
130,617	Petroleo Brasileiro SA, Class Preferred Shares	850,258
14,328	Telefonica Brasil SA, Class Preferred Shares	175,404

	Total Brazil	7,551,073

[753983.TX]111

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
Chile - 0.0%
6,208		Embotelladora Andina SA, Class Preferred B Shares	$20,647
3,692		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	111,363

		Total Chile	132,010

Colombia - 0.1%
14,434		Bancolombia SA, Class Preferred Shares	168,780
219,450		Grupo Aval Acciones y Valores SA, Class Preferred Shares	76,333
3,430		Grupo de Inversiones Suramericana SA, Class Preferred Shares	30,766

		Total Colombia	275,879

Russia - 0.0%
242,358		Surgutneftegas PJSC, Class Preferred Shares	149,936
13		Transneft PJSC, Class Preferred Shares	32,068

		Total Russia	182,004

South Korea - 0.4%
393		Amorepacific Corp., Class Preferred Shares	32,849
73		CJ Corp.*(e)(f)	1,658
1,220		Hyundai Motor Co., Class Preferred 2nd Shares	87,765
565		Hyundai Motor Co., Class Preferred Shares	37,215
417		LG Chem Ltd., Class Preferred Shares	67,934
83		LG Household & Health Care Ltd., Class Preferred Shares	50,786
65,346		Samsung Electronics Co., Ltd., Class Preferred Shares	1,903,694

		Total South Korea	2,181,901

		TOTAL PREFERRED STOCKS (Cost - $8,308,408)	10,322,867

RIGHT - 0.0%
China - 0.0%
1,176		Legend Holdings Corp. *(e) (Cost - $0)	2,838

WARRANT - 0.0%
Thailand - 0.0%
4,560		Minor International PCL, expires 9/30/21*(e) (Cost - $0)	$—

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $430,026,341)	493,568,535

Face Amount†
SHORT-TERM INVESTMENTS (g) - 4.1%
MONEY MARKET FUND - 1.1%
$ 5,459,427		Invesco STIT - Government & Agency Portfolio, 2.300% Institutional Class(h) (Cost - $5,459,427)	5,459,427

TIME DEPOSITS - 3.0%
2,713,003		ANZ National Bank - London, 1.740% due 6/3/19	2,713,003
5,158,569		Banco Santander SA - Frankfurt, 1.740% due 6/3/19	5,158,569
		BBH - Grand Cayman:
8	GBP	0.370% due 6/3/19	10
1	SGD	0.860% due 6/3/19	1
149	ZAR	5.650% due 6/3/19	10
657,448	HKD	BNP Paribas - Paris, 0.840% due 6/3/19	83,864
38,746	EUR	Citibank - London, (0.570)% due 6/3/19	43,285
7,052,514		Citibank - New York, 1.740% due 6/3/19	7,052,514
579,296	HKD	HSBC Bank - Hong Kong, 0.840% due 6/3/19	73,895

		TOTAL TIME DEPOSITS (Cost - $15,125,151)	15,125,151

		TOTAL SHORT-TERM INVESTMENTS (Cost - $20,584,578)	20,584,578

		TOTAL INVESTMENTS - 101.0% (Cost - $450,610,919)	514,153,113

		Liabilities in Excess of Other Assets - (1.0)%	(4,862,642)

		TOTAL NET ASSETS - 100.0%	$509,290,471

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019 amounts to approximately $11,227,010 and represents 2.2% of net assets.

(c)	Security trades on the Hong Kong exchange.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2019 amounts to approximately $9,166,691 and represents 1.8% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.0%.
(h)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

[753983.TX]112

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2019, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity Fund	$450,610,919	$112,531,186	$(49,079,678)	$63,451,508

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
BDR	—	Brazilian Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials
Banks	19.2%
Insurance	4.5
Consumer Finance	2.0
Other Financials	1.6
Consumer Discretionary	16.7
Information Technology	11.7
Communication Services	10.7
Energy	6.8
Industrials	6.3
Consumer Staples	5.9
Materials	4.3
Health Care	2.5
Real Estate	2.1
Utilities	1.7
Short-Term Investments	4.0

100.0%

^	As a percentage of total investments.

[753983.TX]113

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2019, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index June Futures	58	6/19	$2,991,210	$2,900,580	$(90,630)

At May 31, 2019, Emerging Markets Equity Fund had deposited cash of $183,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At May 31, 2019, Emerging Markets Equity Fund had open forward foreign currency contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Depreciation
Contracts to Sell:
Indonesian Rupiah	8,696,557	USD	603	BBH	$608	6/10/19	$(5)
Indonesian Rupiah	29,421,888	USD	2,041	BBH	2,059	6/10/19	(18)
Indonesian Rupiah	1,069,482	USD	74	BBH	75	6/10/19	(1)
Indonesian Rupiah	43,038,040	USD	2,986	BBH	3,013	6/10/19	(27)
Indonesian Rupiah	7,451,121	USD	517	BBH	522	6/10/19	(5)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(56)

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

[753983.TX]114

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4%
Advertising - 0.0%
$ 54,000	B-	Clear Channel International BV, Company Guaranteed Notes, 8.750% due 12/15/20(a)	$55,485
		Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes:
40,000	BBB	3.500% due 10/1/20	40,426
25,000	BBB	3.750% due 10/1/21	25,588

		Total Advertising	121,499

Aerospace/Defense - 0.8%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
105,000	BBB	2.850% due 12/15/20(a)	105,178
145,000	BBB	3.800% due 10/7/24(a)	149,698
600,000	BBB	3.850% due 12/15/25(a)	621,516
		Boeing Co. (The), Senior Unsecured Notes:
50,000	A	3.100% due 5/1/26	50,746
60,000	A	2.800% due 3/1/27	59,213
260,000	A	3.200% due 3/1/29	263,000
35,000	A	3.375% due 6/15/46	32,274
25,000	A	3.825% due 3/1/59	24,313
430,000	A+	General Dynamics Corp., Company Guaranteed Notes, 3.750% due 5/15/28	459,219
		Harris Corp., Senior Unsecured Notes:
945,000	BBB-	4.400% due 6/15/28	1,013,636
128,000	BBB-	5.054% due 4/27/45	146,031
		L3 Technologies Inc., Company Guaranteed Notes:
350,000	BBB-	3.850% due 6/15/23	364,196
35,000	BBB-	3.950% due 5/28/24	36,245
320,000	BBB-	3.850% due 12/15/26	331,980
415,000	BBB-	4.400% due 6/15/28	446,814
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	A-	3.100% due 1/15/23	30,636
370,000	A-	2.900% due 3/1/25	373,511
170,000	A-	3.550% due 1/15/26	177,604
125,000	A-	3.600% due 3/1/35	126,916
40,000	A-	4.500% due 5/15/36	44,620
190,000	A-	4.070% due 12/15/42	200,181
80,000	A-	3.800% due 3/1/45	80,841
1,000	A-	4.090% due 9/15/52	1,049
		Northrop Grumman Corp., Senior Unsecured Notes:
80,000	BBB	2.080% due 10/15/20	79,477
981,000	BBB	2.930% due 1/15/25	982,829
892,000	BBB	3.250% due 1/15/28	891,450
50,000	BBB	3.850% due 4/15/45	49,348
110,000	BBB	4.030% due 10/15/47	111,477
		Raytheon Co., Senior Unsecured Notes:
40,000	A+	7.200% due 8/15/27	52,285
24,000	A+	7.000% due 11/1/28	31,525
42,000	A+	4.700% due 12/15/41	49,668
55,000	A+	4.200% due 12/15/44	61,173
		Rockwell Collins Inc., Senior Unsecured Notes:
40,000	BBB+	3.100% due 11/15/21	40,368
20,000	BBB+	2.800% due 3/15/22	20,015
395,000	BBB-	Spirit AeroSystems Inc., Company Guaranteed Notes, 3.950% due 6/15/23	406,071

[753983.TX]115

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Aerospace/Defense - 0.8% - (continued)
		United Technologies Corp., Senior Unsecured Notes:
$ 555,000	BBB+	3.350% due 8/16/21	$564,764
150,000	BBB+	1.950% due 11/1/21	148,058
120,000	BBB+	3.950% due 8/16/25	126,721
140,000	BBB+	4.125% due 11/16/28	148,718
90,000	BBB+	4.500% due 6/1/42	95,562
35,000	BBB+	3.750% due 11/1/46	33,656

		Total Aerospace/Defense	9,032,582

Agriculture - 0.5%
		Altria Group Inc., Company Guaranteed Notes:
260,000	BBB	9.250% due 8/6/19	262,799
130,000	BBB	4.750% due 5/5/21	134,952
60,000	BBB	3.490% due 2/14/22	61,097
100,000	BBB	3.800% due 2/14/24	102,785
270,000	BBB	4.400% due 2/14/26	280,621
540,000	BBB	4.800% due 2/14/29	564,904
260,000	BBB	5.800% due 2/14/39	282,144
172,000	BBB	5.375% due 1/31/44	175,225
765,000	BBB	5.950% due 2/14/49	836,995
145,000	BBB	6.200% due 2/14/59	160,715
		BAT Capital Corp., Company Guaranteed Notes:
715,000	BBB+	3.557% due 8/15/27	687,899
555,000	BBB+	4.540% due 8/15/47	499,499
205,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 3.950% due 6/15/25(a)	208,081
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	1.875% due 11/1/19	239,316
190,000	A	2.900% due 11/15/21	191,666
110,000	A	2.500% due 11/2/22	109,973
60,000	A	4.500% due 3/20/42	62,445
		Reynolds American Inc., Company Guaranteed Notes:
10,000	BBB+	8.125% due 6/23/19	10,031
61,000	BBB+	3.250% due 6/12/20	61,303
50,000	BBB+	4.000% due 6/12/22	51,437
120,000	BBB+	4.850% due 9/15/23	127,416
220,000	BBB+	4.450% due 6/12/25	228,622
365,000	BBB+	5.850% due 8/15/45	378,006
105,000	BBB+	RJ Reynolds Tobacco Co., Company Guaranteed Notes, 6.875% due 5/1/20	108,836

		Total Agriculture	5,826,767

Airlines - 0.2%
54,566	Aa3(b)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(a)	54,806
30,667	BBB+	Air Canada Class B Pass-Through Trust, Pass-Thru Certificates, 5.000% due 12/15/23(a)	31,700
204,244	A-	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	212,240
81,998	BBB	American Airlines Class A Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	83,109
26,967	Baa3(b)	American Airlines Class A Pass-Through Trust, Series 2017-2, Pass-Thru Certificates, 3.700% due 10/15/25	26,691
34,317	AA	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	34,857
26,985	AA+	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	26,773
88,801	AA+	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	88,051
20,700	Aa3(b)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	21,314
35,943	Aa3(b)	American Airlines Class AA Pass-Through Trust, Series 2017-2, Pass-Thru Certificates, 3.350% due 10/15/29	36,162
207,382	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(a)	211,654
1,214	BBB	American Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.375% due 10/1/22	1,230
15,981	BBB	American Airlines Class B Pass-Through Trust, Series 2015-1, Pass-Thru Certificates, 3.700% due 5/1/23	15,917
139,028	BBB-	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	141,503

[753983.TX]116

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Airlines - 0.2% - (continued)
$ 65,861	BBB-	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	$69,174
867	BBB	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	872
22,471	Baa3(b)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	23,392
19,036	A+	Continental Airlines Inc. Class A-1 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 7.256% due 3/15/20	19,464
392	BBB	Continental Airlines Inc. Class B Pass-Through Trust, Series 2012-1, Pass-Thru Certificates, 6.250% due 4/11/20	400
339,890	AAA	Delta Air Lines Class A Pass-Through Trust, Series 2009-1, Pass-Thru Certificates, 7.750% due 12/17/19	347,678
54,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	54,677
242,674	BBB-	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	264,256
45,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	45,135
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
36,044	AA+	3.450% due 12/1/27	36,401
4,604	Aa3(b)	3.100% due 7/7/28	4,607
38,670	Aa3(b)	2.875% due 10/7/28	37,660
19,652	Aa3(b)	3.500% due 3/1/30	20,048
65,000	Aa3(b)	4.150% due 8/25/31	68,766
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
3,173	BBB	4.750% due 4/11/22	3,246
9,416	BBB	4.625% due 9/3/22	9,617
5,229	Baa2(b)	3.650% due 10/7/25	5,211
8,229	Baa2(b)	3.650% due 1/7/26	8,218
3,613	BBB-	US Airways Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 6.750% due 6/3/21	3,823
11,928	BBB-	US Airways Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.375% due 11/15/21	12,446
130,598	A+	US Airways Class G Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.076% due 3/20/21	136,475

		Total Airlines	2,157,573

Apparel - 0.0%
		Hanesbrands Inc., Company Guaranteed Notes:
10,000	BB-	4.625% due 5/15/24(a)	9,975
70,000	BB-	4.875% due 5/15/26(a)	69,091

		Total Apparel	79,066

Auto Manufacturers - 0.7%
65,000	A	American Honda Finance Corp., Senior Unsecured Notes, 2.900% due 2/16/24	66,095
		BMW US Capital LLC, Company Guaranteed Notes:
30,000	A+	1.850% due 9/15/21(a)	29,528
20,000	A+	2.800% due 4/11/26(a)	19,633
		Daimler Finance North America LLC, Company Guaranteed Notes:
500,000	A	1.500% due 7/5/19(a)	499,541
150,000	A	2.700% due 8/3/20(a)	149,947
40,000	BBB	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	33,147
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
250,000	BBB	2.597% due 11/4/19	249,777
320,000	BBB	8.125% due 1/15/20	329,728
290,000	BBB	2.425% due 6/12/20	287,923
420,000	BBB	2.343% due 11/2/20	414,824
430,000	BBB	5.085% due 1/7/21	441,648
400,000	BBB	3.200% due 1/15/21	399,171
440,000	BBB	3.484% (3-Month USD-LIBOR + 0.880%) due 10/12/21(c)	431,571
295,000	BBB	3.339% due 3/28/22	292,959
400,000	BBB	3.096% due 5/4/23	384,962
		General Motors Co., Senior Unsecured Notes:
130,000	BBB	6.600% due 4/1/36	136,843
370,000	BBB	6.250% due 10/2/43	373,779
455,000	BBB	5.200% due 4/1/45	412,982
75,000	BBB	5.400% due 4/1/48	69,645

[753983.TX]117

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Auto Manufacturers - 0.7% - (continued)
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
$ 295,000	BBB	3.200% due 7/13/20	$295,888
230,000	BBB	2.450% due 11/6/20	228,049
25,000	BBB	3.550% due 4/9/21	25,216
100,000	BBB	4.375% due 9/25/21	102,484
15,000	BBB	3.450% due 4/10/22	15,024
130,000	BBB	3.700% due 5/9/23	130,095
250,000	BBB	3.950% due 4/13/24	248,905
70,000	BBB	4.350% due 4/9/25	70,257
100,000	BBB	4.350% due 1/17/27	98,976
130,000	BBB	Senior Unsecured Notes, 4.200% due 11/6/21	132,590
		Hyundai Capital America, Senior Unsecured Notes:
90,000	BBB+	1.750% due 9/27/19(a)	89,723
20,000	BBB+	2.550% due 4/3/20(a)	19,936
218,000	BBB+	3.000% due 10/30/20(a)	218,483
10,000	BBB+	3.750% due 7/8/21(a)	10,170
250,000	BBB+	3.950% due 2/1/22(a)	255,639
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(a)	199,857
200,000	BBB+	3.750% due 3/5/23(a)	204,649
20,000	A-	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 3.650% due 9/21/21(a)	20,317
30,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.450% due 9/20/23	31,072
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
220,000	BBB+	2.400% due 5/22/20(a)	219,208
200,000	BBB+	4.000% due 11/12/21(a)	205,318
130,000	BBB+	Volkswagen International Finance NV, Company Guaranteed Notes, 4.000% due 8/12/20(a)	131,884

		Total Auto Manufacturers	7,977,443

Auto Parts & Equipment - 0.0%
21,000	BBB	Aptiv Corp., Company Guaranteed Notes, 4.150% due 3/15/24	21,765
6,000	BBB	Aptiv PLC, Company Guaranteed Notes, 4.400% due 10/1/46	5,547
		ZF North America Capital Inc., Company Guaranteed Notes:
160,000	BBB-	4.500% due 4/29/22(a)	161,744
280,000	BBB-	4.750% due 4/29/25(a)	279,353

		Total Auto Parts & Equipment	468,409

Banks - 8.1%
756,000	A	ABN AMRO Bank NV, Senior Unsecured Notes, 2.650% due 1/19/21(a)	756,768
250,000	AA-	Australia & New Zealand Banking Group Ltd., Senior Unsecured Notes, 2.250% due 11/9/20	249,578
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	204,365
600,000	A-	4.379% due 4/12/28	615,386
		Bank of America Corp.:
		Senior Unsecured Notes:
950,000	A-	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(c)	947,152
610,000	A-	2.738% (3-Month USD-LIBOR + 0.370%) due 1/23/22(c)	610,629
750,000	A-	3.499% (3-Month USD-LIBOR + 0.630%) due 5/17/22(c)	761,125
1,240,000	A-	3.124% (3-Month USD-LIBOR + 1.160%) due 1/20/23(c)	1,249,821
30,000	A-	2.816% (3-Month USD-LIBOR + 0.930%) due 7/21/23(c)	29,936
1,111,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(c)	1,115,753
490,000	A-	4.125% due 1/22/24	517,044
955,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	976,435
515,000	A-	4.000% due 4/1/24	539,959
610,000	A-	3.458% (3-Month USD-LIBOR + 0.970%) due 3/15/25(c)	621,003

[753983.TX]118

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Banks - 8.1% - (continued)
$ 465,000	A-	3.093% (3-Month USD-LIBOR + 1.090%) due 10/1/25(c)	$465,238
210,000	A-	3.500% due 4/19/26	214,574
225,000	A-	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(c)	229,286
620,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	637,866
285,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(c)	290,803
155,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	156,642
683,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(c)	682,405
350,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(c)	362,454
530,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(c)	561,120
500,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(c)	518,534
60,000	A-	4.244% (3-Month USD-LIBOR + 1.814%) due 4/24/38(c)	62,883
240,000	A-	5.000% due 1/21/44	278,918
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(c)	751,607
		Subordinated Notes:
891,000	BBB+	4.200% due 8/26/24	933,336
1,295,000	BBB+	4.000% due 1/22/25	1,337,490
194,000	BBB+	4.450% due 3/3/26	204,614
50,000	BBB+	Bank of Montreal, Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	49,660
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
500,000	A	2.661% (3-Month USD-LIBOR + 0.634%) due 5/16/23(c)	501,347
195,000	A	3.400% due 5/15/24	201,128
72,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(c)	73,857
20,000	A-	Subordinated Notes, 3.300% due 8/23/29	20,112
400,000	A	Banque Federative du Credit Mutuel SA, Senior Unsecured Notes, 2.750% due 10/15/20(a)	400,803
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	102,691
		Barclays PLC, Senior Unsecured Notes:
400,000	BBB	3.250% due 1/12/21	401,218
245,000	BBB	4.338% (3-Month USD-LIBOR + 1.356%) due 5/16/24(c)	249,764
200,000	BBB	3.932% (3-Month USD-LIBOR + 1.610%) due 5/7/25(c)	198,899
260,000	BBB	4.375% due 1/12/26	263,436
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	643,417
		BNP Paribas SA:
		Senior Unsecured Notes:
380,000	A-	3.500% due 3/1/23(a)	384,626
270,000	A-	3.375% due 1/9/25(a)	268,480
1,180,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	1,238,989
750,000	A-	4.400% due 8/14/28(a)	784,483
1,000,000	A-	5.198% (3-Month USD-LIBOR + 2.567%) due 1/10/30(a)(c)(d)	1,103,056
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	199,217
		Capital One NA, Senior Unsecured Notes:
280,000	BBB+	2.350% due 1/31/20	279,503
280,000	BBB+	2.250% due 9/13/21	277,316
		CIT Group Inc., Senior Unsecured Notes:
90,000	BB+	4.750% due 2/16/24	92,654
40,000	BB+	5.250% due 3/7/25	42,355
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(e)	548,351
		Senior Unsecured Notes:
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(c)	103,560
314,000	BBB+	8.125% due 7/15/39	485,803
196,000	BBB+	4.650% due 7/30/45	215,413
100,000	BBB+	4.650% due 7/23/48	110,821

[753983.TX]119

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Banks - 8.1% - (continued)
		Subordinated Notes:
$ 890,000	BBB	4.400% due 6/10/25	$935,015
250,000	BBB	5.500% due 9/13/25	277,710
890,000	BBB	4.300% due 11/20/26	923,343
390,000	BBB	4.450% due 9/29/27	408,169
30,000	BBB	6.625% due 6/15/32	37,481
100,000	BBB	6.675% due 9/13/43	132,462
286,000	BBB	5.300% due 5/6/44	328,493
30,000	BBB	4.750% due 5/18/46	32,287
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	14,889
		Commonwealth Bank of Australia, Senior Unsecured Notes:
55,000	AA-	3.450% due 3/16/23(a)	56,567
58,000	AA-	3.900% due 7/12/47(a)	60,505
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	326,283
990,000	BBB+	4.375% due 8/4/25	1,032,648
320,000	BBB-	Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%)(a)(c)(e)	322,800
		Senior Unsecured Notes:
100,000	A+	4.750% due 1/15/20(a)	101,307
510,000	A+	2.500% due 1/19/21	509,942
270,000	A+	3.125% due 4/26/21	273,074
		Credit Suisse Group AG, Senior Unsecured Notes:
400,000	BBB+	4.282% due 1/9/28(a)	410,839
750,000	BBB+	3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	749,236
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	2.750% due 3/26/20	250,012
250,000	BBB+	3.125% due 12/10/20	251,324
250,000	BBB+	3.800% due 9/15/22	257,242
320,000	BBB+	4.550% due 4/17/26	339,274
		Danske Bank AS, Senior Unsecured Notes:
440,000	BBB+	5.000% due 1/12/22(a)	455,611
1,200,000	BBB+	5.375% due 1/12/24(a)	1,271,480
		Deutsche Bank AG, Senior Unsecured Notes:
300,000	BBB-	4.250% due 2/4/21	301,166
120,000	BBB-	3.375% due 5/12/21	119,815
190,000	BBB-	4.250% due 10/14/21	191,320
38,000	BBB-	4.100% due 1/13/26	37,142
250,000	BBB	Discover Bank, Senior Unsecured Notes, 3.100% due 6/4/20	250,790
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(c)(e)	16,532
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
140,000	BBB+	2.300% due 12/13/19	139,771
810,000	BBB+	6.000% due 6/15/20	837,707
190,000	BBB+	2.750% due 9/15/20	190,362
120,000	BBB+	2.875% due 2/25/21	120,523
155,000	BBB+	5.250% due 7/27/21	163,187
40,000	BBB+	3.363% (3-Month USD-LIBOR + 0.780%) due 10/31/22(c)	39,973
130,000	BBB+	3.200% due 2/23/23	131,504
235,000	BBB+	4.000% due 3/3/24	244,828
745,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(c)	744,901
150,000	BBB+	3.688% (3-Month USD-LIBOR + 1.170%) due 5/15/26(c)	148,257
150,000	BBB+	3.500% due 11/16/26	150,427

[753983.TX]120

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Banks - 8.1% - (continued)
$ 285,000	BBB+	3.850% due 1/26/27	$291,298
135,000	BBB+	3.691% (3-Month USD-LIBOR + 1.510%) due 6/5/28(c)	135,827
1,625,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(c)	1,642,477
1,470,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(c)	1,528,814
210,000	BBB+	6.250% due 2/1/41	269,469
210,000	BBB+	4.750% due 10/21/45	229,125
		Subordinated Notes:
610,000	BBB-	4.250% due 10/21/25	632,288
460,000	BBB-	6.750% due 10/1/37	579,303
290,000	BBB-	5.150% due 5/22/45	316,321
245,000	BBB+	Goldman Sachs Group Inc./The, Senior Unsecured Notes, 2.908% (3-Month USD-LIBOR + 1.053%) due 6/5/23(c)	245,041
		HSBC Holdings PLC:
		Junior Subordinated Notes:
210,000	Baa3(b)	6.375% (5-Year USD 1100 Run ICE Swap Rate + 3.705%)(c)(e)	210,397
240,000	Baa3(b)	6.250% (5-Year USD 1100 Run ICE Swap Rate + 3.453%)(c)(e)	239,866
640,000	Baa3(b)	6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(c)(e)	641,370
		Senior Unsecured Notes:
200,000	A	3.400% due 3/8/21	202,387
200,000	A	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(c)	201,618
200,000	A	3.950% (3-Month USD-LIBOR + 0.987%) due 5/18/24(c)	206,235
200,000	A	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(c)	204,796
1,010,000	A	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(c)	1,069,867
420,000	A	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(c)	425,371
		Subordinated Notes:
300,000	BBB+	4.250% due 3/14/24	310,125
240,000	BBB+	4.250% due 8/18/25	246,874
200,000	BBB+	4.375% due 11/23/26	206,363
390,000	BBB+	6.500% due 9/15/37	489,348
100,000	A-	HSBC USA Inc., Subordinated Notes, 5.000% due 9/27/20	102,817
200,000	BBB+	ING Bank NV, Subordinated Notes, 5.800% due 9/25/23(a)	218,031
200,000	A-	ING Groep NV, Senior Unsecured Notes, 3.950% due 3/29/27	204,580
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(a)	195,039
200,000	BBB	3.375% due 1/12/23(a)	195,422
810,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	768,201
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
200,000	A-	2.250% due 1/23/20	199,619
555,000	A-	2.750% due 6/23/20	555,989
90,000	A-	4.400% due 7/22/20	91,967
200,000	A-	2.550% due 3/1/21	199,748
99,000	A-	2.972% due 1/15/23	99,707
55,000	A-	3.811% (3-Month USD-LIBOR + 1.230%) due 10/24/23(c)	55,944
175,000	A-	3.559% (3-Month USD-LIBOR + 0.730%) due 4/23/24(c)	179,461
285,000	A-	3.797% (3-Month USD-LIBOR + 0.890%) due 7/23/24(c)	294,589
1,880,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(c)	1,971,012
450,000	A-	3.220% (3-Month USD-LIBOR + 1.155%) due 3/1/25(c)	455,861
180,000	A-	3.300% due 4/1/26	182,300
580,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(c)	598,728
375,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(c)	380,372
1,180,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(c)	1,191,937
1,205,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(c)	1,276,358

[753983.TX]121

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Banks - 8.1% - (continued)
$ 950,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(c)	$1,028,507
45,000	A-	3.702% (3-Month USD-LIBOR + 1.160%) due 5/6/30(c)	46,076
200,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(c)	202,386
		Subordinated Notes:
55,000	BBB+	3.375% due 5/1/23	56,164
315,000	BBB+	3.875% due 9/10/24	327,493
210,000	BBB+	4.250% due 10/1/27	221,374
490,000	BBB+	4.950% due 6/1/45	555,228
		KeyCorp, Senior Unsecured Notes:
150,000	BBB+	2.900% due 9/15/20	150,705
45,000	BBB+	4.150% due 10/29/25	48,101
425,000	A+	Lloyds Bank PLC, Company Guaranteed Notes, 2.700% due 8/17/20	425,587
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
935,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(c)	919,398
400,000	BBB+	3.900% due 3/12/24	407,590
220,000	BBB+	4.450% due 5/8/25	229,973
200,000	BBB+	4.375% due 3/22/28	206,036
200,000	BBB+	3.574% (3-Month USD-LIBOR + 1.205%) due 11/7/28(c)	193,652
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	249,981
340,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 2.953% due 2/28/22	342,661
250,000	AA-	National Australia Bank Ltd., Senior Unsecured Notes, 2.125% due 5/22/20	249,168
		Nordea Bank Abp:
		Senior Unsecured Notes:
335,000	AA-	4.875% due 1/27/20(a)	339,852
445,000	A	3.750% due 8/30/23(a)	457,601
300,000	A-	Subordinated Notes, 4.875% due 5/13/21(a)	310,994
		PNC Bank NA, Senior Unsecured Notes:
1,000,000	A	2.250% due 7/2/19	999,712
750,000	A	2.400% due 10/18/19	749,614
		Royal Bank of Canada, Senior Unsecured Notes:
120,000	AA-	2.150% due 10/26/20	119,556
270,000	AA-	3.200% due 4/30/21	274,210
		Royal Bank of Scotland Group PLC:
		Senior Unsecured Notes:
810,000	BBB	3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(c)	807,770
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	205,132
400,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(c)	405,744
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(c)	423,035
		Subordinated Notes:
30,000	BB+	6.125% due 12/15/22	32,008
320,000	BB+	6.100% due 6/10/23	339,839
80,000	BB+	6.000% due 12/19/23	85,379
110,000	BB+	5.125% due 5/28/24	113,251
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	31,505
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
600,000	BBB	2.875% due 8/5/21	597,721
560,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(c)	556,967
		Santander UK PLC:
		Senior Unsecured Notes:
70,000	A	2.375% due 3/16/20	69,828
380,000	A	3.400% due 6/1/21	384,332
170,000	BBB-	Subordinated Notes, 7.950% due 10/26/29	210,591

[753983.TX]122

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Banks - 8.1% - (continued)
		Societe Generale SA, Senior Unsecured Notes:
$ 205,000	A	2.625% due 9/16/20(a)	$204,959
260,000	A	2.500% due 4/8/21(a)	258,730
		Standard Chartered PLC:
		Senior Unsecured Notes:
420,000	BBB+	2.250% due 4/17/20(a)	417,470
335,000	BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(c)	334,977
200,000	BBB-	Subordinated Notes, 5.700% due 3/26/44(a)	222,655
60,000	A	State Street Corp., Senior Unsecured Notes, 2.650% due 5/19/26	59,616
250,000	A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 2.911% (3-Month USD-LIBOR + 0.310%) due 10/18/19(c)	250,271
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
575,000	A-	2.934% due 3/9/21	578,654
140,000	A-	2.058% due 7/14/21	138,403
90,000	A-	2.778% due 10/18/22	90,150
205,000	A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 1.950% due 9/19/19(a)	204,590
200,000	A-	SunTrust Bank, Senior Unsecured Notes, 3.525% (3-Month USD-LIBOR + 0.500%) due 10/26/21(c)	202,510
35,000	BBB+	SunTrust Banks Inc., Senior Unsecured Notes, 4.000% due 5/1/25	37,078
250,000	AA-	Svenska Handelsbanken AB, Company Guaranteed Notes, 3.350% due 5/24/21	254,264
50,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	49,675
170,000	AA-	Toronto-Dominion Bank (The), Senior Unsecured Notes, 3.250% due 6/11/21	172,890
		UBS AG, Senior Unsecured Notes:
230,000	A+	2.200% due 6/8/20(a)	229,301
200,000	A+	2.450% due 12/1/20(a)	199,389
		UBS Group Funding Switzerland AG, Company Guaranteed Notes:
1,070,000	BB	7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(e)	1,100,110
260,000	A-	2.650% due 2/1/22(a)	258,668
650,000	A-	3.491% due 5/23/23(a)	658,171
795,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(a)(c)	790,587
310,000	A-	4.253% due 3/23/28(a)	324,843
		UniCredit SpA:
580,000	BBB-	Senior Unsecured Notes, 6.572% due 1/14/22(a)	606,133
200,000	BB+	Subordinated Notes, 7.296% (5-Year USD 1100 Run ICE Swap Rate + 4.914%) due 4/2/34(a)(c)	197,763
		US Bank NA, Senior Unsecured Notes:
250,000	AA-	2.050% due 10/23/20	248,821
250,000	AA-	3.150% due 4/26/21	253,351
470,000	BBB-	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(c)(e)	467,516
50,000	BBB+	Wachovia Corp., Subordinated Notes, 5.500% due 8/1/35	58,286
		Wells Fargo & Co.:
60,000	BBB-	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(c)(e)	63,658
		Senior Unsecured Notes:
5,000	A-	2.625% due 7/22/22	4,990
825,000	A-	3.750% due 1/24/24	856,956
135,000	A-	3.000% due 2/19/25	135,134
41,000	A-	3.550% due 9/29/25	42,164
844,000	A-	3.000% due 4/22/26	836,223
1,210,000	A-	3.000% due 10/23/26	1,196,865
180,000	A-	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	182,896
690,000	A-	4.150% due 1/24/29	728,392
		Subordinated Notes:
330,000	BBB+	3.450% due 2/13/23	335,661
169,000	BBB+	4.480% due 1/16/24	178,986
140,000	BBB+	4.100% due 6/3/26	145,155
950,000	BBB+	4.300% due 7/22/27	997,387

[753983.TX]123

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Banks - 8.1% - (continued)
$ 230,000	BBB+	5.375% due 11/2/43	$267,545
110,000	BBB+	5.606% due 1/15/44	130,987
280,000	BBB+	4.650% due 11/4/44	298,666
450,000	BBB+	4.900% due 11/17/45	496,510
40,000	BBB+	4.400% due 6/14/46	41,333
160,000	BBB+	4.750% due 12/7/46	173,817
790,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.600% due 1/15/21	791,568
100,000	BBB-	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	115,905
		Westpac Banking Corp., Senior Unsecured Notes:
380,000	AA-	4.875% due 11/19/19	384,159
70,000	AA-	2.150% due 3/6/20	69,819
20,000	AA-	2.300% due 5/26/20	19,964
275,000	AA-	2.600% due 11/23/20	275,405
195,000	AA-	3.650% due 5/15/23	202,288

		Total Banks	90,869,128

Beverages - 0.7%
		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	A-	3.650% due 2/1/26	346,252
745,000	A-	4.700% due 2/1/36	769,878
1,439,000	A-	4.900% due 2/1/46	1,491,394
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
98,000	A-	2.650% due 2/1/21	98,164
80,000	A-	3.300% due 2/1/23	81,433
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	A-	2.500% due 7/15/22	199,561
220,000	A-	3.500% due 1/12/24	226,455
180,000	A-	4.150% due 1/23/25	189,974
425,000	A-	4.000% due 4/13/28	443,480
1,080,000	A-	4.750% due 1/23/29	1,174,411
50,000	A-	4.950% due 1/15/42	52,391
400,000	A-	5.550% due 1/23/49	453,048
25,000	A-	4.750% due 4/15/58	25,010
		Bacardi Ltd., Company Guaranteed Notes:
155,000	BBB-	4.700% due 5/15/28(a)	161,119
140,000	BBB-	5.300% due 5/15/48(a)	141,294
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	552,290
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	177,485
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	161,861
		Molson Coors Brewing Co., Company Guaranteed Notes:
80,000	BBB-	2.250% due 3/15/20	79,727
50,000	BBB-	3.500% due 5/1/22	51,297
		PepsiCo Inc., Senior Unsecured Notes:
65,000	A+	2.850% due 2/24/26	65,747
150,000	A+	2.375% due 10/6/26	146,268
60,000	A+	4.450% due 4/14/46	69,081
190,000	BBB	Pernod Ricard SA, Senior Unsecured Notes, 4.450% due 1/15/22(a)	197,843

		Total Beverages	7,355,463

Biotechnology - 0.3%
		Amgen Inc., Senior Unsecured Notes:
60,000	A	2.200% due 5/11/20	59,785
70,000	A	3.625% due 5/22/24	72,361
45,000	A	2.600% due 8/19/26	43,437
300,000	A	4.400% due 5/1/45	300,457

[753983.TX]124

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Biotechnology - 0.3% - (continued)
$ 54,000	A	4.563% due 6/15/48	$55,505
92,000	A	4.663% due 6/15/51	95,340
130,000	BBB+	Baxalta Inc., Company Guaranteed Notes, 2.875% due 6/23/20	129,856
		Celgene Corp., Senior Unsecured Notes:
10,000	BBB+	3.950% due 10/15/20	10,214
5,000	BBB+	3.250% due 8/15/22	5,112
60,000	BBB+	3.550% due 8/15/22	61,774
35,000	BBB+	3.250% due 2/20/23	35,703
260,000	BBB+	3.875% due 8/15/25	273,340
325,000	BBB+	3.900% due 2/20/28	341,200
910,000	BBB+	5.000% due 8/15/45	1,059,974
		Gilead Sciences Inc., Senior Unsecured Notes:
40,000	A	2.550% due 9/1/20	40,048
410,000	A	3.700% due 4/1/24	427,316
60,000	A	3.650% due 3/1/26	62,258
50,000	A	2.950% due 3/1/27	49,678
55,000	A	4.600% due 9/1/35	59,612
160,000	A	4.800% due 4/1/44	173,120
315,000	A	4.750% due 3/1/46	337,716

		Total Biotechnology	3,693,806

Building Materials - 0.0%
5,000	BBB+	Johnson Controls International PLC, Senior Unsecured Notes, 3.900% due 2/14/26	5,156
30,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	25,627

		Total Building Materials	30,783

Chemicals - 0.3%
200,000	A-	Air Liquide Finance SA, Company Guaranteed Notes, 1.750% due 9/27/21(a)	196,258
		Dow Chemical Co. (The), Senior Unsecured Notes:
115,000	BBB	3.150% due 5/15/24(a)	115,615
145,000	BBB	4.550% due 11/30/25(a)	155,058
110,000	BBB	3.625% due 5/15/26(a)	111,195
46,000	BBB	4.375% due 11/15/42	44,018
		DowDuPont Inc., Senior Unsecured Notes:
505,000	A-	4.493% due 11/15/25	543,051
145,000	A-	5.419% due 11/15/48	164,515
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	63,389
200,000	BBB+	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	204,832
405,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 5.000% due 9/26/48	433,308
200,000	BBB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	213,681
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	57,946
30,000	BBB	4.400% due 7/15/44	26,136
60,000	BBB	Nutrien Ltd., Senior Unsecured Notes, 4.875% due 3/30/20	61,032
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	203,388
30,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.000% due 12/15/42	27,964
200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(a)	202,740

		Total Chemicals	2,824,126

Commercial Services - 0.2%
30,000	BBB+	CommonSpirit Health, Secured Notes, 4.350% due 11/1/42	30,201
10,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	9,892
		IHS Markit Ltd.:
		Company Guaranteed Notes:
84,000	BBB-	5.000% due 11/1/22(a)	88,855
48,000	BBB-	4.000% due 3/1/26(a)	48,509
450,000	BBB-	Senior Unsecured Notes, 4.750% due 8/1/28	477,113

[753983.TX]125

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Commercial Services - 0.2% - (continued)
$ 100,000	B+	Matthews International Corp., Company Guaranteed Notes, 5.250% due 12/1/25(a)	$96,000
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	481,152
		RELX Capital Inc., Company Guaranteed Notes:
10,000	BBB+	3.125% due 10/15/22	10,107
305,000	BBB+	3.500% due 3/16/23	313,407
30,000	BBB+	4.000% due 3/18/29	31,108
		Total System Services Inc., Senior Unsecured Notes:
40,000	BBB-	3.800% due 4/1/21	40,630
30,000	BBB-	3.750% due 6/1/23	30,798
30,000	BBB-	4.000% due 6/1/23	31,109
40,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 6.500% due 12/15/26	42,500

		Total Commercial Services	1,731,381

Computers - 0.3%
		Apple Inc., Senior Unsecured Notes:
110,000	AA+	1.550% due 8/4/21	108,376
300,000	AA+	2.400% due 5/3/23	299,572
280,000	AA+	2.450% due 8/4/26	272,273
550,000	AA+	3.350% due 2/9/27	565,618
360,000	AA+	2.900% due 9/12/27	360,020
360,000	AA+	3.850% due 5/4/43	365,553
145,000	AA+	3.450% due 2/9/45	137,516
580,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 4.420% due 6/15/21(a)	594,459
105,000	A	IBM Credit LLC, Senior Unsecured Notes, 3.450% due 11/30/20	106,586
		International Business Machines Corp., Senior Unsecured Notes:
150,000	A	2.875% due 11/9/22	151,148
680,000	A	3.000% due 5/15/24	686,080
100,000	A	3.300% due 5/15/26	101,293
45,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	44,673

		Total Computers	3,793,167

Cosmetics/Personal Care - 0.0%
38,000	BB-	First Quality Finance Co., Inc., Company Guaranteed Notes, 5.000% due 7/1/25(a)	37,620

Diversified Financial Services - 0.9%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,010,000	BBB-	4.500% due 5/15/21	1,037,596
500,000	BBB-	4.875% due 1/16/24	528,593
150,000	BBB-	5.000% due 10/1/21	156,342
		Air Lease Corp., Senior Unsecured Notes:
460,000	BBB	3.500% due 1/15/22	467,026
45,000	BBB	3.875% due 7/3/23	46,019
		American Express Co., Senior Unsecured Notes:
72,000	BBB+	2.650% due 12/2/22	71,965
225,000	BBB+	3.700% due 8/3/23	233,565
60,000	BBB+	3.400% due 2/22/24	61,596
		American Express Credit Corp., Senior Unsecured Notes:
325,000	A-	2.375% due 5/26/20	324,467
30,000	A-	2.600% due 9/14/20	30,055
60,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.500% due 6/15/23	61,535
60,000	A	Charles Schwab Corp.(The), Senior Unsecured Notes, 3.250% due 5/22/29	60,861
395,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	423,003
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	50,687

[753983.TX]126

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Diversified Financial Services - 0.9% - (continued)
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
$ 1,702,000	BBB+	2.342% due 11/15/20	$1,685,428
2,204,000	BBB+	4.418% due 11/15/35	2,094,559
		Intercontinental Exchange Inc.:
185,000	A	Company Guaranteed Notes, 2.350% due 9/15/22	183,579
		Senior Unsecured Notes:
80,000	A	3.750% due 9/21/28	84,289
85,000	A	4.250% due 9/21/48	91,793
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	33,104
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17#(f)(g)	–
		Mastercard Inc., Senior Unsecured Notes:
200,000	A+	2.950% due 6/1/29	202,416
45,000	A+	3.650% due 6/1/49	45,797
80,000	B+	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	82,500
630,000	A-	ORIX Corp., Senior Unsecured Notes, 2.900% due 7/18/22	633,923
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	241,790
50,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 4.375% due 3/19/24	51,411
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	432,599
150,000	AA-	4.150% due 12/14/35	164,415
310,000	AA-	4.300% due 12/14/45	352,057

		Total Diversified Financial Services	9,932,970

Electric - 1.5%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	49,843
50,000	A-	3.850% due 10/1/25(a)	51,698
110,000	A-	4.150% due 5/1/49	114,932
225,000	A-	AEP Transmission Co. LLC, Senior Unsecured Notes, 3.750% due 12/1/47	226,148
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	19,641
70,000	A-	3.850% due 12/1/42	71,203
185,000	A-	4.150% due 8/15/44	196,193
65,000	A-	4.300% due 7/15/48	71,078
100,000	BBB+	Alliant Energy Finance LLC, Company Guaranteed Notes, 3.750% due 6/15/23(a)	103,118
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
130,000	A	3.500% due 8/15/46	127,321
150,000	A	3.750% due 8/15/47	149,967
30,000	A	4.250% due 9/15/48	32,906
170,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 3.250% due 4/15/28	171,922
20,000	BBB+	Black Hills Corp., Senior Unsecured Notes, 3.150% due 1/15/27	19,632
		CenterPoint Energy Houston Electric LLC, General Refinance Mortgage:
50,000	A	3.550% due 8/1/42	49,464
30,000	A	3.950% due 3/1/48	31,457
30,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 3.000% due 5/15/26	29,675
		Consumers Energy Co., 1st Mortgage Notes:
50,000	A	3.950% due 5/15/43	53,474
95,000	A	3.750% due 2/15/50	97,283
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	34,901
260,000	BBB-	DPL Inc., Senior Unsecured Notes, 4.350% due 4/15/29(a)	266,226
		DTE Electric Co., General Refinance Mortgage:
65,000	A	3.650% due 3/15/24	68,082
100,000	A	3.700% due 3/15/45	100,399
80,000	A	4.050% due 5/15/48	85,718

[753983.TX]127

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Electric - 1.5% - (continued)
		Duke Energy Carolinas LLC:
		1st Mortgage Notes:
$ 40,000	A	3.950% due 11/15/28	$43,157
590,000	A	4.250% due 12/15/41	632,040
60,000	A	3.700% due 12/1/47	60,081
30,000	A	3.950% due 3/15/48	31,028
		1st Refinanced Mortgage Notes:
145,000	A	2.950% due 12/1/26	145,656
30,000	A	3.875% due 3/15/46	30,709
		Duke Energy Corp., Senior Unsecured Notes:
410,000	BBB+	3.550% due 9/15/21	417,798
180,000	BBB+	2.650% due 9/1/26	173,739
		Duke Energy Florida LLC:
		1st Mortgage Notes:
45,000	A	3.800% due 7/15/28	47,667
195,000	A	5.900% due 3/1/33	247,507
40,000	A	3.400% due 10/1/46	37,950
11,250	A-	Senior Unsecured Notes, 2.100% due 12/15/19	11,235
		Duke Energy Ohio Inc., 1st Mortgage Notes:
335,000	A	3.650% due 2/1/29	354,942
60,000	A	3.700% due 6/15/46	59,321
25,000	A	4.300% due 2/1/49	27,227
		Duke Energy Progress LLC, 1st Mortgage Notes:
35,000	A	3.000% due 9/15/21	35,548
30,000	A	3.700% due 9/1/28	31,540
198,000	A	4.100% due 5/15/42	208,000
50,000	A	4.100% due 3/15/43	52,483
35,000	A	4.200% due 8/15/45	37,106
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(a)	782,582
15,000	BBB	Emera US Finance LP, Company Guaranteed Notes, 2.150% due 6/15/19	14,995
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	34,424
		Entergy Louisiana LLC:
25,000	A	1st Mortgage Notes, 5.400% due 11/1/24	28,350
115,000	A	Collateral Trust, 4.200% due 4/1/50	122,113
60,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	60,255
95,000	A	Eversource Energy, Senior Unsecured Notes, 2.800% due 5/1/23	95,443
		Exelon Corp., Senior Unsecured Notes:
175,000	BBB	2.850% due 6/15/20	175,201
5,000	BBB	2.450% due 4/15/21	4,969
80,000	BBB	4.950% due 6/15/35	88,899
143,000	BBB	5.625% due 6/15/35	168,348
		FirstEnergy Corp., Senior Unsecured Notes:
310,000	BBB-	3.900% due 7/15/27	318,033
1,250,000	BBB-	7.375% due 11/15/31	1,678,596
		FirstEnergy Transmission LLC, Senior Unsecured Notes:
51,000	BBB-	4.350% due 1/15/25(a)	53,898
50,000	BBB-	5.450% due 7/15/44(a)	58,482
165,000	BBB-	4.550% due 4/1/49(a)	173,554
		Florida Power & Light Co., 1st Mortgage Notes:
50,000	A	3.125% due 12/1/25	51,874
40,000	A	5.690% due 3/1/40	51,658
52,000	A	4.050% due 6/1/42	55,297
20,000	A	3.800% due 12/15/42	20,624
65,000	A	3.700% due 12/1/47	65,992

[753983.TX]128

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Electric - 1.5% - (continued)
$ 15,000	A	4.125% due 6/1/48	$16,539
100,000	A	3.990% due 3/1/49	106,741
70,000	A-	Georgia Power Co., Senior Unsecured Notes, 2.000% due 3/30/20	69,678
15,000	A-	Indiana Michigan Power Co., Senior Unsecured Notes, 4.250% due 8/15/48	16,163
85,627	A-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(f)	88,482
400,000	A-	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	415,904
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	753,400
20,000	A	Kansas City Power & Light Co., General Refinance Mortgage, 4.125% due 4/1/49	21,171
775,000	A-	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	871,951
		MidAmerican Energy Co., 1st Mortgage Notes:
100,000	A+	3.100% due 5/1/27	101,523
400,000	A+	4.250% due 5/1/46	434,769
105,000	BBB	Mid-Atlantic Interstate Transmission LLC, Senior Unsecured Notes, 4.100% due 5/15/28(a)	109,553
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
800,000	BBB+	3.045% (3-Month USD-LIBOR + 0.480%) due 5/4/21(c)	798,632
50,000	BBB+	3.550% due 5/1/27	51,468
		Northern States Power Co., 1st Mortgage Notes:
70,000	A	3.600% due 5/15/46	69,621
80,000	A	3.600% due 9/15/47	80,744
20,000	A	4.200% due 9/1/48	21,530
		Ohio Power Co., Senior Unsecured Notes:
40,000	A-	6.600% due 2/15/33	53,634
30,000	A-	4.150% due 4/1/48	32,125
50,000	A-	4.000% due 6/1/49	51,829
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
90,000	A+	3.700% due 11/15/28	95,427
20,000	A+	3.800% due 9/30/47	20,691
		PacifiCorp, 1st Mortgage Notes:
120,000	A+	5.750% due 4/1/37	152,858
30,000	A+	6.350% due 7/15/38	40,489
55,000	A+	4.150% due 2/15/50	59,342
95,000	A	PECO Energy Co., 1st Mortgage Notes, 3.900% due 3/1/48	97,105
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	511,535
		Public Service Electric & Gas Co., 1st Mortgage Notes:
200,000	A	3.000% due 5/15/27	200,671
500,000	A	4.000% due 6/1/44	516,168
90,000	BBB+	Sempra Energy, Senior Unsecured Notes, 3.097% (3-Month USD-LIBOR + 0.500%) due 1/15/21(c)	89,743
130,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.375% due 6/1/20	129,804
70,000	A-	Southwestern Electric Power Co., Senior Unsecured Notes, 4.100% due 9/15/28	74,408
70,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 4.450% due 6/15/49	74,881
115,000	A	Union Electric Co., Senior Secured Notes, 2.950% due 6/15/27	115,345
		Virginia Electric & Power Co., Senior Unsecured Notes:
205,000	BBB+	2.750% due 3/15/23	206,420
90,000	BBB+	3.800% due 4/1/28	95,114
195,000	BBB+	6.000% due 5/15/37	245,221
25,000	BBB+	6.350% due 11/30/37	32,930
70,000	BBB+	4.000% due 1/15/43	71,600
130,000	BBB+	4.450% due 2/15/44	143,429
595,000	BBB+	4.000% due 11/15/46	609,667
25,000	BBB+	4.600% due 12/1/48	28,246
45,000	BBB+	WEC Energy Group Inc., Senior Unsecured Notes, 3.375% due 6/15/21	45,736

		Total Electric	16,832,889

[753983.TX]129

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Electronics - 0.0%
		Agilent Technologies Inc., Senior Unsecured Notes:
$ 120,000	BBB+	3.200% due 10/1/22	$121,303
10,000	BBB+	3.050% due 9/22/26	9,662
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	10,343
58,000	BBB-	Trimble Inc., Senior Unsecured Notes, 4.150% due 6/15/23	59,681
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	20,521

		Total Electronics	221,510

Engineering & Construction - 0.0%
200,000	A-	Vinci SA, Senior Unsecured Notes, 3.750% due 4/10/29(a)	208,537

Entertainment - 0.0%
85,000	B+	Churchill Downs Inc., Company Guaranteed Notes, 4.750% due 1/15/28(a)	82,025

Environmental Control - 0.1%
72,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	72,270
		Republic Services Inc., Senior Unsecured Notes:
270,000	BBB+	5.500% due 9/15/19	271,896
45,000	BBB+	3.200% due 3/15/25	45,891
20,000	BBB+	2.900% due 7/1/26	19,772
260,000	BBB+	3.375% due 11/15/27	265,462
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	41,149
100,000	A-	3.500% due 5/15/24	103,535
50,000	A-	3.125% due 3/1/25	50,941
110,000	A-	3.200% due 6/15/26	112,304
110,000	A-	3.450% due 6/15/29	112,671
105,000	A-	4.000% due 7/15/39	109,370
245,000	A-	4.150% due 7/15/49	259,154

		Total Environmental Control	1,464,415

Food - 0.6%
395,000	BBB-	Campbell Soup Co., Senior Unsecured Notes, 3.300% due 3/15/21	398,580
60,000	CCC+	Chobani LLC/Chobani Finance Corp., Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	54,900
275,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 4.850% due 11/1/28	295,633
		Danone SA, Senior Unsecured Notes:
750,000	BBB+	1.691% due 10/30/19(a)	747,141
1,130,000	BBB+	2.077% due 11/2/21(a)	1,115,701
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
310,000	BBB	5.375% due 2/10/20	315,579
80,000	BBB	3.950% due 7/15/25	81,330
10,000	BBB	3.000% due 6/1/26	9,444
50,000	BBB	5.000% due 7/15/35	50,074
30,000	BBB	5.200% due 7/15/45	29,511
525,000	BBB	4.375% due 6/1/46	461,575
56,000	BBB	Secured Notes, 4.875% due 2/15/25(a)	57,760
530,000	BBB	Kroger Co. (The), Senior Unsecured Notes, 5.400% due 1/15/49	565,481
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(a)	110,640
350,000	A	3.200% due 4/1/30(a)	354,812
500,000	BBB	Mondelez International Holdings Netherlands BV, Company Guaranteed Notes, 2.000% due 10/28/21(a)	491,610
102,000	BB-	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	102,862
		Post Holdings Inc., Company Guaranteed Notes:
45,000	B+	5.000% due 8/15/26(a)	44,215

[753983.TX]130

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Food - 0.6% - (continued)
$ 100,000	B+	5.625% due 1/15/28(a)	$99,375
200,000	AA-	Seven & i Holdings Co., Ltd., Senior Unsecured Notes, 3.350% due 9/17/21(a)	203,591
85,000	BBB+	Sysco Corp., Company Guaranteed Notes, 3.550% due 3/15/25	87,738
		Tyson Foods Inc., Senior Unsecured Notes:
305,000	BBB	3.900% due 9/28/23	318,513
400,000	BBB	4.000% due 3/1/26	417,939
35,000	BBB	4.550% due 6/2/47	34,770
25,000	BBB	5.100% due 9/28/48	26,522
140,000	A	WM Wrigley Jr Co., Senior Unsecured Notes, 2.900% due 10/21/19(a)	140,110

		Total Food	6,615,406

Forest Products & Paper - 0.0%
		Georgia-Pacific LLC:
19,000	A+	Company Guaranteed Notes, 5.400% due 11/1/20(a)	19,723
		Senior Unsecured Notes:
55,000	A+	3.734% due 7/15/23(a)	57,199
40,000	A+	3.600% due 3/1/25(a)	41,627
85,000	BBB	International Paper Co., Senior Unsecured Notes, 4.350% due 8/15/48	78,766
200,000	B+	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23	200,500

		Total Forest Products & Paper	397,815

Gas - 0.1%
50,000	A	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 3/15/49	53,551
195,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.100% due 9/1/47	199,814
		Dominion Energy Gas Holdings LLC, Senior Unsecured Notes:
25,000	BBB+	4.800% due 11/1/43	27,937
35,000	BBB+	4.600% due 12/15/44	38,138
		NiSource Inc., Senior Unsecured Notes:
400,000	BBB+	2.650% due 11/17/22	397,662
140,000	BBB+	3.490% due 5/15/27	142,181
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	259,365

		Total Gas	1,118,648

Healthcare - Products - 0.4%
		Abbott Laboratories, Senior Unsecured Notes:
151,000	BBB+	3.400% due 11/30/23	155,754
190,000	BBB+	2.950% due 3/15/25	192,174
146,000	BBB+	3.750% due 11/30/26	154,229
70,000	BBB+	4.750% due 11/30/36	79,622
150,000	BBB+	4.900% due 11/30/46	176,442
		Becton Dickinson & Co., Senior Unsecured Notes:
265,000	BBB	2.404% due 6/5/20	264,050
500,000	BBB	2.894% due 6/6/22	502,257
995,000	BBB	3.363% due 6/6/24	1,010,141
61,000	BBB	3.734% due 12/15/24	62,925
60,000	BBB	4.685% due 12/15/44	64,572
100,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.625% due 2/1/28(a)	97,875
620,000	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	640,796
		Medtronic Inc., Company Guaranteed Notes:
200,000	A	3.500% due 3/15/25	208,542
90,000	A	4.375% due 3/15/35	100,179
13,000	WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	12,272
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
45,000	BBB+	3.150% due 1/15/23	45,698
205,000	BBB+	3.000% due 4/15/23	207,467
60,000	BBB+	4.150% due 2/1/24	63,585

[753983.TX]131

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Healthcare - Products - 0.4% - (continued)
$ 20,000	BBB+	2.950% due 9/19/26	$19,743
80,000	BBB+	3.200% due 8/15/27	79,650
500,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 2.700% due 4/1/20	499,422

		Total Healthcare - Products	4,637,395

Healthcare - Services - 0.9%
		Aetna Inc., Senior Unsecured Notes:
500,000	BBB	4.125% due 6/1/21	512,243
40,000	BBB	2.800% due 6/15/23	39,767
55,000	BBB	4.125% due 11/15/42	50,053
10,000	BBB	3.875% due 8/15/47	8,621
		Anthem Inc., Senior Unsecured Notes:
450,000	A	3.125% due 5/15/22	454,438
135,000	A	2.950% due 12/1/22	135,621
1,125,000	A	3.650% due 12/1/27	1,135,232
160,000	B+	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 4.875% due 1/15/26(a)	159,200
		Centene Corp., Senior Unsecured Notes:
329,000	BB+	5.625% due 2/15/21	333,113
140,000	BB+	4.750% due 5/15/22	141,884
90,000	BB+	6.125% due 2/15/24	94,062
60,000	BB+	5.375% due 6/1/26(a)	62,382
		CHS/Community Health Systems Inc., Senior Secured Notes:
26,000	B-	8.625% due 1/15/24(a)	26,065
59,000	B-	8.000% due 3/15/26(a)	56,670
		Cigna Holding Co., Company Guaranteed Notes:
125,000	A-	3.250% due 4/15/25	125,559
20,000	A-	3.050% due 10/15/27	19,360
780,000	BBB	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(a)	782,652
20,000	BBB	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(a)	20,825
		HCA Inc.:
		Company Guaranteed Notes:
100,000	BB-	7.500% due 2/15/22	109,625
59,000	BB-	5.375% due 2/1/25	61,711
40,000	BB-	5.375% due 9/1/26	41,604
20,000	BB-	5.625% due 9/1/28	20,902
254,000	BB-	5.875% due 2/1/29	269,875
		Senior Secured Notes:
491,000	BBB-	6.500% due 2/15/20	502,716
10,000	BBB-	5.875% due 3/15/22	10,702
100,000	BBB-	4.750% due 5/1/23	105,384
248,000	BBB-	5.000% due 3/15/24	263,731
239,000	BBB-	5.250% due 4/15/25	257,512
170,000	BBB-	5.250% due 6/15/26	182,827
160,000	BBB-	5.500% due 6/15/47	168,394
		Humana Inc., Senior Unsecured Notes:
360,000	BBB+	2.500% due 12/15/20	358,688
280,000	BBB+	3.150% due 12/1/22	282,974
30,000	BBB+	3.950% due 3/15/27	30,530
70,000	BBB+	4.625% due 12/1/42	71,064
40,000	BBB+	4.950% due 10/1/44	41,777
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	511,777
255,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 5.375% due 11/15/22	260,980
		Tenet Healthcare Corp., Senior Secured Notes:
70,000	BB-	4.500% due 4/1/21	70,700

[753983.TX]132

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Healthcare - Services - 0.9% - (continued)
$ 256,000	BB-	4.375% due 10/1/21	$259,226
24,000	BB-	4.625% due 7/15/24	23,915
		UnitedHealth Group Inc., Senior Unsecured Notes:
120,000	A+	2.700% due 7/15/20	120,291
460,000	A+	3.375% due 11/15/21	468,793
80,000	A+	2.875% due 12/15/21	80,817
160,000	A+	3.450% due 1/15/27	164,748
500,000	A+	3.850% due 6/15/28	529,309
50,000	A+	3.875% due 12/15/28	53,137
155,000	A+	3.950% due 10/15/42	157,845
22,000	A+	4.250% due 3/15/43	23,208
190,000	A+	4.750% due 7/15/45	215,219
70,000	A+	3.750% due 10/15/47	68,896
104,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.375% due 8/15/26(a)	106,829

		Total Healthcare - Services	10,053,453

Home Builders - 0.0%
		Lennar Corp., Company Guaranteed Notes:
10,000	BB+	5.000% due 6/15/27	10,112
150,000	BB+	4.750% due 11/29/27	151,875
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	51,110

		Total Home Builders	213,097

Household Products/Wares - 0.0%
		Central Garden & Pet Co., Company Guaranteed Notes:
48,000	BB	6.125% due 11/15/23	49,800
101,000	BB	5.125% due 2/1/28	97,213
45,000	A-	Clorox Co. (The), Senior Unsecured Notes, 3.900% due 5/15/28	47,753
90,000	B+	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	91,795

		Total Household Products/Wares	286,561

Housewares - 0.0%
		Newell Brands Inc., Senior Unsecured Notes:
90,000	BBB-	3.850% due 4/1/23	90,669
80,000	BBB-	4.200% due 4/1/26	77,982

		Total Housewares	168,651

Insurance - 0.5%
10,000	BBB+	American International Group Inc., Senior Unsecured Notes, 4.875% due 6/1/22	10,614
55,000	A-	Aon Corp., Company Guaranteed Notes, 4.500% due 12/15/28	59,392
		Aon PLC, Company Guaranteed Notes:
80,000	A-	3.875% due 12/15/25	83,520
116,000	A-	4.450% due 5/24/43	117,457
54,000	A-	4.600% due 6/14/44	56,666
80,000	A-	4.750% due 5/15/45	86,157
255,000	BBB+	AXA Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23	264,408
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
400,000	AA	4.400% due 5/15/42	438,255
350,000	AA	4.250% due 1/15/49	376,072
30,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 3.125% due 3/15/26	30,498
30,000	BBB+	Brighthouse Financial Inc., Senior Unsecured Notes, 4.700% due 6/22/47	23,936
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	59,977
70,000	A	3.350% due 5/3/26	72,079
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	126,858
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	991,914
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	46,096

[753983.TX]133

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Insurance - 0.5% - (continued)
$ 20,000	A	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	$20,353
75,000	A-	Marsh & McLennan Cos Inc., Senior Unsecured Notes, 4.200% due 3/1/48	76,231
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	190,559
381,000	A-	3.500% due 6/3/24	391,658
105,000	A-	4.350% due 1/30/47	109,235
		MetLife Inc.:
620,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	686,148
95,000	A-	Senior Unsecured Notes, 3.000% due 3/1/25	96,484
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 4.901% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	848,084
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	34,021
320,000	AA-	4.900% due 9/15/44(a)	372,462
55,000	BBB	Trinity Acquisition PLC, Company Guaranteed Notes, 4.400% due 3/15/26	57,934
205,000	BBB	Willis North America Inc., Company Guaranteed Notes, 4.500% due 9/15/28	217,347

		Total Insurance	5,944,415

Internet - 0.1%
		Amazon.com Inc., Senior Unsecured Notes:
130,000	AA-	3.150% due 8/22/27	133,672
109,000	AA-	3.875% due 8/22/37	116,461
160,000	AA-	4.950% due 12/5/44	195,550
102,000	AA-	4.050% due 8/22/47	110,885
5,000	AA-	4.250% due 8/22/57	5,483
35,000	BBB+	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	31,415
40,000	BBB	Expedia Group Inc., Company Guaranteed Notes, 4.500% due 8/15/24	42,446
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(a)	406,219

		Total Internet	1,042,131

Investment Companies - 0.0%
470,000	BBB-	Ares Capital Corp., Senior Unsecured Notes, 4.250% due 3/1/25	473,393

Iron/Steel - 0.1%
		ArcelorMittal, Senior Unsecured Notes:
505,000	BBB-	4.550% due 3/11/26	516,387
30,000	BBB-	7.000% due 10/15/39	34,243
125,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	140,625

		Total Iron/Steel	691,255

Leisure Time - 0.0%
110,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	107,525

Lodging - 0.1%
10,000	BB+	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.125% due 5/1/26	10,100
		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes:
10,000	BB+	4.625% due 4/1/25	10,063
60,000	BB+	4.875% due 4/1/27	60,572
450,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 5.125% due 8/8/25	472,445

		Total Lodging	553,180

Machinery - Construction & Mining - 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	22,334

Machinery - Diversified - 0.0%
20,000	BBB	CNH Industrial NV, Senior Unsecured Notes, 3.850% due 11/15/27	19,801
20,000	BBB	Crane Co., Senior Unsecured Notes, 4.200% due 3/15/48	19,524
70,000	A	John Deere Capital Corp., Senior Unsecured Notes, 1.700% due 1/15/20	69,661

[753983.TX]134

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Machinery - Diversified - 0.0% - (continued)
$ 320,000	BBB-	nVent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	$324,448

		Total Machinery - Diversified	433,434

Media - 1.3%
		CBS Corp., Company Guaranteed Notes:
30,000	BBB	3.375% due 3/1/22	30,537
350,000	BBB	3.700% due 6/1/28	347,592
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
10,000	BB	5.250% due 9/30/22	10,146
240,000	BB	5.125% due 5/1/27(a)	240,750
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
50,000	BBB-	3.579% due 7/23/20	50,427
415,000	BBB-	4.464% due 7/23/22	430,264
120,000	BBB-	4.500% due 2/1/24	125,706
205,000	BBB-	4.908% due 7/23/25	216,530
210,000	BBB-	3.750% due 2/15/28	205,342
260,000	BBB-	4.200% due 3/15/28	261,263
645,000	BBB-	5.050% due 3/30/29	689,107
215,000	BBB-	6.384% due 10/23/35	241,119
300,000	BBB-	5.375% due 4/1/38	307,433
350,000	BBB-	6.484% due 10/23/45	395,089
510,000	BBB-	5.750% due 4/1/48	537,190
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	196,541
		Comcast Corp., Company Guaranteed Notes:
320,000	A-	3.300% due 10/1/20	323,496
300,000	A-	3.950% due 10/15/25	318,261
347,000	A-	2.350% due 1/15/27	331,528
55,000	A-	3.300% due 2/1/27	55,746
75,000	A-	3.150% due 2/15/28	75,020
915,000	A-	4.150% due 10/15/28	983,246
290,000	A-	4.250% due 10/15/30	313,483
30,000	A-	6.500% due 11/15/35	39,010
100,000	A-	3.200% due 7/15/36	93,458
80,000	A-	6.950% due 8/15/37	109,402
50,000	A-	3.900% due 3/1/38	51,030
307,000	A-	3.400% due 7/15/46	279,883
253,000	A-	3.969% due 11/1/47	250,678
1,240,000	A-	4.700% due 10/15/48	1,380,514
23,000	A-	3.999% due 11/1/49	22,862
39,000	A-	4.049% due 11/1/52	38,967
85,000	A-	4.950% due 10/15/58	97,675
		Cox Communications Inc., Senior Unsecured Notes:
40,000	BBB	3.250% due 12/15/22(a)	40,574
227,000	BBB	3.150% due 8/15/24(a)	228,356
18,000	BBB	3.350% due 9/15/26(a)	17,830
200,000	BB	CSC Holdings LLC, Company Guaranteed Notes, 5.500% due 5/15/26(a)	203,440
		Discovery Communications LLC, Company Guaranteed Notes:
35,000	BBB-	2.200% due 9/20/19	34,926
66,000	BBB-	4.875% due 4/1/43	63,536
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B-	5.125% due 5/1/20	20,150
90,000	B-	5.875% due 7/15/22	88,790
10,000	B-	5.875% due 11/15/24	9,028
50,000	B-	7.750% due 7/1/26	46,000

[753983.TX]135

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Media - 1.3% - (continued)
		Fox Corp., Senior Unsecured Notes:
$ 355,000	BBB	4.030% due 1/25/24(a)	$371,951
330,000	BBB	4.709% due 1/25/29(a)	360,679
220,000	BBB	5.476% due 1/25/39(a)	250,859
30,000	BBB	Historic TW Inc., Company Guaranteed Notes, 6.625% due 5/15/29	37,490
370,000	BBB-	Myriad International Holdings BV, Company Guaranteed Notes, 4.850% due 7/6/27(a)	384,378
		NBCUniversal Media LLC, Company Guaranteed Notes:
40,000	A-	5.150% due 4/30/20	40,916
180,000	A-	5.950% due 4/1/41	224,490
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	114,713
		Time Warner Cable LLC, Senior Secured Notes:
385,000	BBB-	4.000% due 9/1/21	392,764
230,000	BBB-	7.300% due 7/1/38	271,073
20,000	BBB-	5.875% due 11/15/40	20,709
490,000	BBB-	5.500% due 9/1/41	490,748
		Time Warner Entertainment Co. LP, Senior Secured Notes:
70,000	BBB-	8.375% due 3/15/23	82,461
240,000	BBB-	8.375% due 7/15/33	316,794
200,000	BB	UPCB Finance IV Ltd., Senior Secured Notes, 5.375% due 1/15/25(a)	203,000
		Viacom Inc., Senior Unsecured Notes:
40,000	BBB-	4.250% due 9/1/23	41,694
10,000	BBB-	3.875% due 4/1/24	10,314
80,000	BBB-	4.375% due 3/15/43	74,546
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	199,750
		Walt Disney Co. (The), Company Guaranteed Notes:
30,000	A	4.500% due 2/15/21(a)	31,036
70,000	A	6.200% due 12/15/34(a)	93,084
45,000	A	6.400% due 12/15/35(a)	60,812
100,000	A	6.150% due 3/1/37(a)	132,108
30,000	A	6.650% due 11/15/37(a)	41,784
10,000	A	6.900% due 8/15/39(a)	14,301
		Warner Media LLC, Company Guaranteed Notes:
234,000	BBB	3.875% due 1/15/26	238,311
165,000	BBB	3.800% due 2/15/27	168,409
45,000	BBB	7.625% due 4/15/31	60,285
30,000	BBB	6.250% due 3/29/41	35,487
50,000	BBB	5.350% due 12/15/43	53,938

		Total Media	14,620,809

Mining - 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
560,000	BBB	3.625% due 9/11/24(a)	562,407
270,000	BBB	4.750% due 4/10/27(a)	278,736
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	42,613
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	79,509
190,000	BBB	5.750% due 5/1/43	221,129
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	178,371
310,000	BBB+	6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(c)	348,373
		Freeport-McMoRan Inc., Company Guaranteed Notes:
20,000	BB	4.000% due 11/14/21	20,175
30,000	BB	3.550% due 3/1/22	29,438
10,000	BB	3.875% due 3/15/23	9,650

[753983.TX]136

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Mining - 0.4% - (continued)
$ 10,000	BB	4.550% due 11/14/24	$9,688
50,000	BB	5.450% due 3/15/43	42,900
		Glencore Funding LLC, Company Guaranteed Notes:
40,000	BBB+	2.875% due 4/16/20(a)	40,137
950,000	BBB+	4.125% due 3/12/24(a)	969,575
210,000	BBB+	4.625% due 4/29/24(a)	217,905
270,000	BBB+	4.000% due 3/27/27(a)	263,606
200,000	Baa2(b)	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 6.530% due 11/15/28(a)	226,237
50,000	BBB	Newmont Goldcorp Corp., Company Guaranteed Notes, 4.875% due 3/15/42	52,291
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	787,252
10,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	10,343
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	90,484

		Total Mining	4,480,819

Miscellaneous Manufacturers - 0.5%
90,000	AA-	3M Co., Senior Unsecured Notes, 3.375% due 3/1/19	92,735
		Eaton Corp., Company Guaranteed Notes:
386,000	A-	2.750% due 11/2/22	386,931
185,000	A-	4.150% due 11/2/42	191,531
		General Electric Co.:
		Senior Unsecured Notes:
20,000	BBB+	5.500% due 1/8/20	20,309
250,000	BBB+	4.625% due 1/7/21	256,201
442,000	BBB+	4.650% due 10/17/21	459,361
960,000	BBB+	6.750% due 3/15/32	1,153,759
1,025,000	BBB+	2.998% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	770,022
162,000	BBB+	6.150% due 8/7/37	184,731
230,000	BBB+	5.875% due 1/14/38	252,752
658,000	BBB+	6.875% due 1/10/39	799,183
70,000	BBB+	4.500% due 3/11/44	65,762
141,000	BBB	Subordinated Notes, 5.300% due 2/11/21	146,230
75,000	BBB	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.500% due 3/21/26	76,189
140,000	BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	143,527

		Total Miscellaneous Manufacturers	4,999,223

Oil & Gas - 1.8%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	183,012
		Anadarko Petroleum Corp., Senior Unsecured Notes:
56,000	BBB	4.850% due 3/15/21	57,853
760,000	BBB	5.550% due 3/15/26	843,721
40,000	BBB	6.450% due 9/15/36	48,221
150,000	BBB	4.500% due 7/15/44	149,344
40,000	BBB	6.600% due 3/15/46	51,105
130,000	BBB	7.730% due 9/15/96	171,563
60,000	BB+	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 11/1/21	60,016
		Apache Corp., Senior Unsecured Notes:
181,000	BBB	3.250% due 4/15/22	182,400
690,000	BBB	4.375% due 10/15/28	704,194
280,000	BBB	5.100% due 9/1/40	278,341
60,000	BBB	4.250% due 1/15/44	53,838
		BP Capital Markets America Inc., Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	112,546
230,000	A-	3.216% due 11/28/23	234,572
470,000	A-	3.410% due 2/11/26	482,067
90,000	A-	4.234% due 6/11/28	96,975

[753983.TX]137

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Oil & Gas - 1.8% - (continued)
		BP Capital Markets PLC, Company Guaranteed Notes:
$ 270,000	A-	3.814% due 2/10/24	$282,339
30,000	A-	3.535% due 11/4/24	31,176
270,000	A-	3.506% due 3/17/25	279,818
94,000	BBB+	Canadian Natural Resources Ltd., Senior Unsecured Notes, 3.850% due 6/1/27	95,317
28,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	26,740
		Chesapeake Energy Corp., Company Guaranteed Notes:
10,000	B+	6.625% due 8/15/20	10,175
30,000	B+	6.125% due 2/15/21	30,000
230,000	AA	Chevron Corp., Senior Unsecured Notes, 2.954% due 5/16/26	233,922
		Cimarex Energy Co., Senior Unsecured Notes:
292,000	BBB-	4.375% due 6/1/24	305,561
486,000	BBB-	3.900% due 5/15/27	496,350
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	538,308
		Concho Resources Inc., Company Guaranteed Notes:
20,000	BBB-	4.375% due 1/15/25	20,726
100,000	BBB-	3.750% due 10/1/27	101,455
550,000	BBB-	4.300% due 8/15/28	581,698
		Continental Resources Inc., Company Guaranteed Notes:
225,000	BBB-	4.500% due 4/15/23	232,586
950,000	BBB-	3.800% due 6/1/24	955,243
30,000	BBB-	4.375% due 1/15/28	30,886
		Devon Energy Corp., Senior Unsecured Notes:
630,000	BBB	3.250% due 5/15/22	637,569
480,000	BBB	5.850% due 12/15/25	555,531
235,000	BBB	5.600% due 7/15/41	267,742
10,000	BBB	4.750% due 5/15/42	10,384
50,000	BB+	Diamondback Energy Inc., Company Guaranteed Notes, 5.375% due 5/31/25	52,125
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB-	4.125% due 1/16/25	95,595
750,000	BBB-	5.875% due 5/28/45	772,830
29,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	30,196
150,000	A-	EOG Resources Inc., Senior Unsecured Notes, 3.900% due 4/1/35	155,124
		Exxon Mobil Corp., Senior Unsecured Notes:
380,000	AA+	3.043% due 3/1/26	388,264
70,000	AA+	4.114% due 3/1/46	76,549
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	235,333
75,000	BBB	7.875% due 9/15/31	100,838
210,000	BBB-	Marathon Oil Corp., Senior Unsecured Notes, 2.700% due 6/1/20	209,645
		Marathon Petroleum Corp., Senior Unsecured Notes:
55,000	BBB	4.750% due 12/15/23	58,852
40,000	BBB	6.500% due 3/1/41	48,629
90,000	BB-	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	89,550
		Noble Energy Inc., Senior Unsecured Notes:
60,000	BBB	4.150% due 12/15/21	61,808
120,000	BBB	3.850% due 1/15/28	120,291
110,000	BBB	5.250% due 11/15/43	113,818
60,000	BBB	4.950% due 8/15/47	61,418
59,000	BB-	Oasis Petroleum Inc., Company Guaranteed Notes, 6.875% due 1/15/23	56,787
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	100,553
90,000	A	3.400% due 4/15/26	90,168

[753983.TX]138

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Oil & Gas - 1.8% - (continued)
$ 90,000	A	4.625% due 6/15/45	$93,195
30,000	A	4.100% due 2/15/47	28,744
560,000	A	4.200% due 3/15/48	542,799
75,000	BB-	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.375% due 1/15/25(a)	75,188
		Petrobras Global Finance BV, Company Guaranteed Notes:
1,358,000	BB-	5.299% due 1/27/25	1,412,999
360,000	BB-	5.750% due 2/1/29	364,086
		Petro-Canada, Senior Unsecured Notes:
5,000	A-	5.950% due 5/15/35	6,103
58,000	A-	6.800% due 5/15/38	77,013
		Petroleos Mexicanos, Company Guaranteed Notes:
255,000	BBB+	6.000% due 3/5/20	260,546
610,000	BBB+	3.500% due 1/30/23	588,101
1,065,000	BBB+	6.500% due 3/13/27	1,073,733
140,000	BBB+	5.350% due 2/12/28	130,761
575,000	BBB+	6.500% due 1/23/29	566,967
19,000	BBB+	6.625% due 6/15/35	17,911
35,000	BBB+	6.500% due 6/2/41	31,719
80,000	BB-	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	81,600
		Range Resources Corp., Company Guaranteed Notes:
20,000	BB+	5.875% due 7/1/22	19,700
110,000	BB+	5.000% due 3/15/23	103,125
155,000	BB+	4.875% due 5/15/25	135,625
		Shell International Finance BV, Company Guaranteed Notes:
180,000	AA-	4.375% due 3/25/20	182,738
5,000	AA-	3.250% due 5/11/25	5,149
260,000	AA-	2.875% due 5/10/26	260,041
300,000	AA-	3.875% due 11/13/28	321,390
35,000	AA-	4.125% due 5/11/35	37,840
114,000	AA-	4.550% due 8/12/43	128,485
220,000	AA-	4.375% due 5/11/45	242,976
40,000	AA-	4.000% due 5/10/46	42,017
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	424,344
55,755	B+	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(a)	56,313
120,015	B+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	121,665
140,000	B+	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	144,375
70,000	BB	Whiting Petroleum Corp., Company Guaranteed Notes, 5.750% due 3/15/21	69,461

		Total Oil & Gas	19,998,376

Oil & Gas Services - 0.1%
		Halliburton Co., Senior Unsecured Notes:
220,000	A-	3.800% due 11/15/25	226,680
20,000	A-	4.850% due 11/15/35	21,422
50,000	A-	5.000% due 11/15/45	52,393
		Schlumberger Holdings Corp., Senior Unsecured Notes:
120,000	A+	4.000% due 12/21/25(a)	123,704
171,000	A+	3.900% due 5/17/28(a)	172,831
20,000	A+	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(a)	20,461
100,000	B+	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	102,250

		Total Oil & Gas Services	719,741

Packaging & Containers - 0.2%
500,000	BBB	Amcor Finance USA Inc., Company Guaranteed Notes, 4.500% due 5/15/28(a)	526,781
130,000	BB+	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	131,138
80,000	BB	Berry Global Inc., Secured Notes, 5.125% due 7/15/23	80,900

[753983.TX]139

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Packaging & Containers - 0.2% - (continued)
$ 24,000	BB	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(a)	$23,640
411,871	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	413,024
235,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 5.500% due 9/15/25(a)	244,400
175,000	BB-	Silgan Holdings Inc., Senior Unsecured Notes, 4.750% due 3/15/25	175,438
		WestRock RKT LLC, Company Guaranteed Notes:
600,000	BBB	3.500% due 3/1/20	603,993
39,000	BBB	4.900% due 3/1/22	41,142
20,000	BBB	4.000% due 3/1/23	20,720
280,000	BBB	WRKCo Inc., Company Guaranteed Notes, 4.900% due 3/15/29	303,668

		Total Packaging & Containers	2,564,844

Pharmaceuticals - 1.6%
		AbbVie Inc., Senior Unsecured Notes:
60,000	A-	3.375% due 11/14/21	60,894
100,000	A-	3.600% due 5/14/25	101,957
225,000	A-	4.500% due 5/14/35	224,945
15,000	A-	4.300% due 5/14/36	14,677
904,000	A-	4.400% due 11/6/42	858,923
385,000	BBB	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	385,368
		Allergan Funding SCS, Company Guaranteed Notes:
155,000	BBB	3.450% due 3/15/22	155,993
40,000	BBB	3.850% due 6/15/24	40,691
317,000	BBB	3.800% due 3/15/25	319,286
255,000	BBB	4.550% due 3/15/35	247,819
150,000	BBB	4.750% due 3/15/45	144,799
280,000	BBB	Allergan Inc., Company Guaranteed Notes, 2.800% due 3/15/23	274,838
		AstraZeneca PLC, Senior Unsecured Notes:
40,000	BBB+	2.375% due 6/12/22	39,712
200,000	BBB+	3.375% due 11/16/25	202,481
60,000	B-	Bausch Health Americas Inc., Company Guaranteed Notes, 9.250% due 4/1/26(a)	65,119
		Bausch Health Cos., Inc.:
17,000	B-	Company Guaranteed Notes, 5.500% due 3/1/23(a)	17,106
209,000	BB-	Senior Secured Notes, 5.500% due 11/1/25(a)	210,994
		Bayer US Finance II LLC, Company Guaranteed Notes:
560,000	BBB	4.375% due 12/15/28(a)	568,412
55,000	BBB	3.950% due 4/15/45(a)	46,148
100,000	BBB	4.875% due 6/25/48(a)	96,869
		Bayer US Finance LLC, Company Guaranteed Notes:
200,000	BBB	3.000% due 10/8/21(a)	199,784
745,000	BBB	3.375% due 10/8/24(a)	735,550
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
190,000	A+	2.600% due 5/16/22(a)	191,366
370,000	A+	2.900% due 7/26/24(a)	375,097
475,000	A+	3.200% due 6/15/26(a)	486,276
130,000	A+	3.400% due 7/26/29(a)	133,213
		Cardinal Health Inc., Senior Unsecured Notes:
20,000	BBB+	4.625% due 12/15/20	20,546
70,000	BBB+	2.616% due 6/15/22	69,442
350,000	BBB+	3.079% due 6/15/24	348,489
		Cigna Corp., Company Guaranteed Notes:
110,000	A-	3.400% due 9/17/21(a)	111,483
410,000	A-	3.750% due 7/15/23(a)	420,950
90,000	A-	4.125% due 11/15/25(a)	93,901
1,220,000	A-	4.375% due 10/15/28(a)	1,279,840
500,000	A-	4.900% due 12/15/48(a)	511,633

[753983.TX]140

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Pharmaceuticals - 1.6% - (continued)
		CVS Health Corp., Senior Unsecured Notes:
$ 5,000	BBB	2.800% due 7/20/20	$5,003
185,000	BBB	3.350% due 3/9/21	186,895
340,000	BBB	2.750% due 12/1/22	337,916
830,000	BBB	3.700% due 3/9/23	847,858
400,000	BBB	4.100% due 3/25/25	414,201
116,000	BBB	3.875% due 7/20/25	118,946
1,620,000	BBB	4.300% due 3/25/28	1,669,903
440,000	BBB	4.780% due 3/25/38	440,759
105,000	BBB	5.125% due 7/20/45	107,158
1,760,000	BBB	5.050% due 3/25/48	1,792,989
166,164	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	183,927
		Eli Lilly & Co., Senior Unsecured Notes:
40,000	A+	3.100% due 5/15/27	40,982
40,000	A+	3.875% due 3/15/39	42,233
35,000	A+	4.150% due 3/15/59	37,201
180,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	181,760
		Johnson & Johnson, Senior Unsecured Notes:
400,000	AAA	2.450% due 3/1/26	394,516
30,000	AAA	2.950% due 3/3/27	30,458
110,000	AAA	3.625% due 3/3/37	114,228
90,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	90,486
		Novartis Capital Corp., Company Guaranteed Notes:
6,000	AA-	3.000% due 11/20/25	6,104
15,000	AA-	3.100% due 5/17/27	15,246
55,000	AA	Pfizer Inc., Senior Unsecured Notes, 4.125% due 12/15/46	59,193
		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
300,000	BBB+	1.900% due 9/23/19	299,129
295,000	BBB+	2.400% due 9/23/21	292,639
205,000	BBB+	3.200% due 9/23/26	202,497
400,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 5.000% due 11/26/28(a)	444,485
80,000	BB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 3.650% due 11/10/21	75,100
90,000	BB	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	84,487
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
170,000	BB	1.700% due 7/19/19	169,728
470,000	BB	2.200% due 7/21/21	435,432
40,000	BB	2.800% due 7/21/23	33,450
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	167,711

		Total Pharmaceuticals	18,377,221

Pipelines - 1.7%
		Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes:
73,000	BBB-	6.250% due 10/15/22	75,007
1,045,000	BBB-	5.250% due 1/15/25	1,098,298
70,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	70,000
		Buckeye Partners LP, Senior Unsecured Notes:
55,000	BBB-	4.875% due 2/1/21	56,044
290,000	BBB-	3.950% due 12/1/26	266,950
25,000	BBB-	5.600% due 10/15/44	22,028
50,000	BB	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	51,876
285,000	BBB	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	323,411
		Energy Transfer Operating LP, Company Guaranteed Notes:
330,000	BBB-	4.250% due 3/15/23	339,288

[753983.TX]141

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Pipelines - 1.7% - (continued)
$ 50,000	BBB-	5.875% due 1/15/24	$54,684
270,000	BBB-	4.500% due 4/15/24	283,282
170,000	BBB-	4.050% due 3/15/25	173,701
178,000	BBB-	4.750% due 1/15/26	185,150
259,000	BBB-	5.500% due 6/1/27	280,592
30,000	BBB-	4.950% due 6/15/28	31,656
90,000	BBB-	5.250% due 4/15/29	97,019
300,000	BBB-	8.250% due 11/15/29	376,425
105,000	BBB-	4.900% due 3/15/35	100,849
180,000	BBB-	6.125% due 12/15/45	197,327
200,000	BBB-	6.000% due 6/15/48	215,810
10,000	BBB-	6.250% due 4/15/49	11,204
		Enterprise Products Operating LLC, Company Guaranteed Notes:
740,000	BBB+	4.150% due 10/16/28	784,706
165,000	BBB+	4.450% due 2/15/43	166,469
50,000	BBB+	4.800% due 2/1/49	53,044
190,000	BBB-	5.250% (3-Month USD-LIBOR + 3.033%) due 8/16/77(c)	174,176
		EQM Midstream Partners LP, Senior Unsecured Notes:
55,000	BBB-	4.750% due 7/15/23	56,131
420,000	BBB-	5.500% due 7/15/28	432,635
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB	6.850% due 2/15/20	123,316
50,000	BBB	3.500% due 3/1/21	50,610
200,000	BBB	4.250% due 9/1/24	209,371
150,000	BBB	6.375% due 3/1/41	178,138
140,000	BBB	5.400% due 9/1/44	148,117
		Kinder Morgan Inc., Company Guaranteed Notes:
200,000	BBB	3.050% due 12/1/19	200,196
290,000	BBB	4.300% due 3/1/28	301,839
50,000	BBB	5.550% due 6/1/45	54,301
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	34,313
		MPLX LP, Senior Unsecured Notes:
295,000	BBB	3.375% due 3/15/23	298,252
130,000	BBB	4.875% due 12/1/24	139,285
80,000	BBB	4.000% due 2/15/25	82,562
330,000	BBB	4.875% due 6/1/25	353,357
265,000	BBB	4.125% due 3/1/27	268,629
360,000	BBB	4.800% due 2/15/29	383,182
150,000	BBB	4.500% due 4/15/38	142,704
30,000	BBB	5.200% due 3/1/47	30,659
260,000	BBB	4.700% due 4/15/48	247,262
150,000	BBB	5.500% due 2/15/49	159,987
59,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 4.375% due 8/15/22(a)	59,941
190,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 4.300% due 1/15/49(a)	202,494
210,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	216,462
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,000,000
282,030	BBB	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	343,164
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
15,000	BBB-	3.650% due 6/1/22	15,238
300,000	BBB-	4.650% due 10/15/25	316,734
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
177,000	BBB-	5.625% due 4/15/20(a)	180,535
300,000	BBB-	4.950% due 7/15/29(a)	298,157
200,000	BBB-	6.875% due 4/15/40(a)	216,610

[753983.TX]142

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Pipelines - 1.7% - (continued)
$ 393,939	BBB-	Ruby Pipeline LLC, Senior Unsecured Notes, 6.000% due 4/1/22(a)	$400,582
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
644,000	BBB-	5.750% due 5/15/24	707,564
322,000	BBB-	5.625% due 3/1/25	352,539
110,000	BBB-	5.875% due 6/30/26	122,284
220,000	BBB-	5.000% due 3/15/27	234,897
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	355,946
95,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 3.500% due 3/15/25	96,418
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
75,000	BBB-	6.100% due 2/15/42	79,289
35,000	BBB-	5.350% due 5/15/45	34,836
300,000	BBB-	5.400% due 10/1/47	301,358
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BB	4.250% due 11/15/23	49,250
40,000	BB	5.875% due 4/15/26	41,450
50,000	BB	6.500% due 7/15/27(a)	52,198
60,000	BB	6.875% due 1/15/29(a)	64,087
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(a)	29,845
106,000	BBB+	3.500% due 1/15/28(a)	105,331
295,000	BBB+	4.150% due 1/15/48(a)	300,313
		TransCanada PipeLines Ltd., Senior Unsecured Notes:
50,000	BBB+	2.500% due 8/1/22	49,547
245,000	BBB+	4.875% due 1/15/26	266,548
105,000	BBB+	4.250% due 5/15/28	110,407
60,000	BBB+	4.625% due 3/1/34	63,254
23,000	BBB+	5.850% due 3/15/36	26,369
82,000	BBB+	6.100% due 6/1/40	99,007
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
906,000	BBB	7.850% due 2/1/26	1,150,225
270,000	BBB	4.000% due 3/15/28	279,209
340,000	BBB	4.600% due 3/15/48	347,145
140,000	BBB-	Western Midstream Operating LP, Senior Unsecured Notes, 4.000% due 7/1/22	140,846
		Williams Cos., Inc. (The), Senior Unsecured Notes:
70,000	BBB	5.250% due 3/15/20	71,373
30,000	BBB	4.125% due 11/15/20	30,506
336,000	BBB	7.875% due 9/1/21	372,151
100,000	BBB	7.500% due 1/15/31	126,950
260,000	BBB	7.750% due 6/15/31	339,348
116,000	BBB	8.750% due 3/15/32	163,282

		Total Pipelines	19,197,531

Real Estate Investment Trusts (REITs) - 0.6%
103,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.800% due 4/15/26	106,880
600,000	BBB	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 3.350% due 10/1/20	604,787
80,000	BBB-	American Tower Corp., Senior Unsecured Notes, 3.950% due 3/15/29	81,492
		Boston Properties LP, Senior Unsecured Notes:
235,000	A-	3.200% due 1/15/25	237,647
400,000	A-	2.750% due 10/1/26	384,539
464,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	477,266
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,106
35,000	BBB-	5.250% due 1/15/23	37,633

[753983.TX]143

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Real Estate Investment Trusts (REITs) - 0.6% - (continued)
$ 15,000	BBB-	3.700% due 6/15/26	$15,191
25,000	BBB-	4.750% due 5/15/47	25,778
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	88,472
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
650,000	BBB-	4.875% due 11/1/20	662,740
290,000	BBB-	5.250% due 6/1/25	306,950
575,000	BBB-	5.375% due 4/15/26	609,327
220,000	BBB-	5.300% due 1/15/29	234,916
555,000	BBB+	HCP Inc., Senior Unsecured Notes, 4.250% due 11/15/23	583,949
400,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	401,675
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	351,368
190,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	180,025
160,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	158,376
400,000	BBB-	Reckson Operating Partnership LP, Company Guaranteed Notes, 7.750% due 3/15/20	415,058
69,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24	68,593
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	413,200
695,000	BBB+	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	716,325

		Total Real Estate Investment Trusts (REITs)	7,172,293

Retail - 0.4%
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(a)	250,497
40,000	B+	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(a)	37,963
91,000	B	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(a)	89,521
		Home Depot Inc. (The), Senior Unsecured Notes:
60,000	A	3.000% due 4/1/26	61,000
10,000	A	2.125% due 9/15/26	9,553
55,000	A	3.900% due 12/6/28	59,284
85,000	BB	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Company Guaranteed Notes, 5.250% due 6/1/26(a)	86,095
		Lowe’s Cos., Inc., Senior Unsecured Notes:
45,000	BBB+	2.500% due 4/15/26	43,286
85,000	BBB+	3.700% due 4/15/46	76,785
15,000	BBB+	4.050% due 5/3/47	14,186
		McDonald’s Corp., Senior Unsecured Notes:
380,000	BBB+	3.700% due 1/30/26	396,627
340,000	BBB+	3.800% due 4/1/28	356,586
10,000	BBB+	3.700% due 2/15/42	9,386
280,000	BBB+	3.625% due 5/1/43	261,359
40,000	BBB+	4.875% due 12/9/45	44,095
30,000	BBB+	4.450% due 3/1/47	31,447
259,000	CCC	Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(a)	213,351
		Starbucks Corp., Senior Unsecured Notes:
45,000	BBB+	3.800% due 8/15/25	47,125
30,000	BBB+	3.750% due 12/1/47	27,980
15,000	BBB+	4.500% due 11/15/48	15,590
55,000	BBB	Walgreen Co., Company Guaranteed Notes, 4.400% due 9/15/42	51,003
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
95,000	BBB	3.800% due 11/18/24	97,368
855,000	BBB	3.450% due 6/1/26	842,569
110,000	BBB	4.800% due 11/18/44	105,429
		Walmart Inc., Senior Unsecured Notes:
100,000	AA	3.050% due 7/8/26	102,641
290,000	AA	3.700% due 6/26/28	308,813
385,000	AA	3.250% due 7/8/29	397,851
15,000	AA	4.000% due 4/11/43	16,018
73,000	AA	4.300% due 4/22/44	81,868

		Total Retail	4,135,276

[753983.TX]144

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Savings & Loans - 0.1%
$ 500,000	BBB+	Nationwide Building Society, Senior Unsecured Notes, 4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	$513,957

Semiconductors - 0.5%
		Analog Devices Inc., Senior Unsecured Notes:
120,000	BBB	2.850% due 3/12/20	120,182
200,000	BBB	3.500% due 12/5/26	200,260
10,000	BBB	5.300% due 12/15/45	11,218
		Applied Materials Inc., Senior Unsecured Notes:
135,000	A-	3.300% due 4/1/27	137,956
150,000	A-	5.850% due 6/15/41	186,595
75,000	A-	4.350% due 4/1/47	80,373
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
675,000	BBB-	2.375% due 1/15/20	673,264
110,000	BBB-	3.625% due 1/15/24	108,967
110,000	BBB-	3.125% due 1/15/25	105,048
400,000	BBB-	3.875% due 1/15/27	380,730
		Broadcom Inc., Company Guaranteed Notes:
335,000	BBB-	3.125% due 4/15/21(a)	335,759
255,000	BBB-	3.125% due 10/15/22(a)	253,892
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	73,714
30,000	A+	4.100% due 5/19/46	31,670
54,000	A+	3.734% due 12/8/47	53,939
		KLA-Tencor Corp., Senior Unsecured Notes:
355,000	BBB	4.100% due 3/15/29	364,625
75,000	BBB	5.000% due 3/15/49	80,151
		Lam Research Corp., Senior Unsecured Notes:
54,000	BBB+	2.800% due 6/15/21	54,189
30,000	BBB+	3.800% due 3/15/25	31,438
100,000	BBB+	3.750% due 3/15/26	102,810
190,000	BBB+	4.875% due 3/15/49	205,698
320,000	BBB+	NVIDIA Corp., Senior Unsecured Notes, 3.200% due 9/16/26	320,326
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
486,000	BBB-	4.125% due 6/1/21(a)	494,699
280,000	BBB-	4.625% due 6/1/23(a)	291,844
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A-	4.650% due 5/20/35	32,621
229,000	A-	4.800% due 5/20/45	247,735
35,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 4.150% due 5/15/48	38,213

		Total Semiconductors	5,017,916

Shipbuilding - 0.1%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
252,000	BBB	5.000% due 11/15/25(a)	260,190
385,000	BBB	3.483% due 12/1/27	381,959

		Total Shipbuilding	642,149

Software - 0.6%
		Activision Blizzard Inc., Senior Unsecured Notes:
380,000	BBB+	3.400% due 9/15/26	382,723
165,000	BBB+	3.400% due 6/15/27	164,074

[753983.TX]145

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Software - 0.6% - (continued)
		Autodesk Inc., Senior Unsecured Notes:
$ 145,000	BBB	3.125% due 6/15/20	$145,662
20,000	BBB	3.500% due 6/15/27	19,751
186,000	B-	Change Healthcare Holdings LLC/Change Healthcare Finance Inc., Senior Unsecured Notes, 5.750% due 3/1/25(a)	180,187
125,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 4.800% due 3/1/26	137,375
		Fidelity National Information Services Inc.:
19,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	19,466
		Senior Unsecured Notes:
9,000	BBB	3.000% due 8/15/26	8,859
10,000	BBB	4.750% due 5/15/48	10,753
136,000	BB	First Data Corp., Senior Secured Notes, 5.375% due 8/15/23(a)	138,024
		Fiserv Inc., Senior Unsecured Notes:
35,000	BBB	3.850% due 6/1/25	36,433
155,000	BBB	4.200% due 10/1/28	163,968
200,000	BB	IQVIA Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	204,250
		Microsoft Corp., Senior Unsecured Notes:
180,000	AAA	1.550% due 8/8/21	177,427
270,000	AAA	2.400% due 2/6/22	271,060
270,000	AAA	2.875% due 2/6/24	279,050
70,000	AAA	2.700% due 2/12/25	70,792
1,030,000	AAA	2.400% due 8/8/26	1,013,452
690,000	AAA	3.300% due 2/6/27	719,104
10,000	AAA	3.450% due 8/8/36	10,267
20,000	AAA	4.100% due 2/6/37	22,126
175,000	AAA	3.700% due 8/8/46	182,360
55,000	AAA	4.000% due 2/12/55	59,548
50,000	AAA	3.950% due 8/8/56	53,523
20,000	AAA	4.500% due 2/6/57	23,491
		Oracle Corp., Senior Unsecured Notes:
630,000	AA-	2.500% due 10/15/22	629,841
40,000	AA-	2.950% due 11/15/24	40,682
235,000	AA-	3.250% due 11/15/27	239,722
15,000	AA-	4.300% due 7/8/34	16,268
60,000	AA-	3.800% due 11/15/37	60,379
100,000	AA-	4.500% due 7/8/44	107,691
30,000	AA-	4.000% due 11/15/47	30,461
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A	3.250% due 4/11/23	133,279
450,000	A	3.700% due 4/11/28	478,700
75,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	75,705

		Total Software	6,306,453

Telecommunications - 1.7%
40,000	BBB	AT&T Corp., Company Guaranteed Notes, 8.750% due 11/15/31	55,664
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon, due 11/27/22(a)	905,437
290,000	BBB	3.400% due 5/15/25	293,788
20,000	BBB	4.250% due 3/1/27	20,860
60,000	BBB	4.350% due 3/1/29	62,706
1,700,000	BBB	4.300% due 2/15/30	1,758,901
50,000	BBB	5.250% due 3/1/37	53,733
150,000	BBB	5.150% due 3/15/42	158,977
225,000	BBB	4.800% due 6/15/44	225,389
540,000	BBB	4.350% due 6/15/45	514,528
650,000	BBB	4.750% due 5/15/46	647,804

[753983.TX]146

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Telecommunications - 1.7% - (continued)
$ 340,000	BBB	5.150% due 11/15/46	$354,975
278,000	BBB	4.500% due 3/9/48	267,669
		Corning Inc., Senior Unsecured Notes:
15,000	BBB+	3.700% due 11/15/23	15,610
205,000	BBB+	4.375% due 11/15/57	193,131
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
184,000	CCC+	5.500% due 8/1/23	165,600
102,000	CCC+	8.500% due 10/15/24(a)	99,705
124,000	CCC+	9.750% due 7/15/25(a)	125,490
254,000	BB	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 5/1/25	254,953
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	163,530
200,000	BBB	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	257,667
116,000	B*	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	133,400
		Sprint Corp., Company Guaranteed Notes:
130,000	B*	7.250% due 9/15/21	136,987
30,000	B*	7.875% due 9/15/23	32,250
76,000	B*	7.625% due 3/1/26	80,712
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
1,738,750	Baa2(b)	3.360% due 9/20/21(a)	1,738,750
905,000	Baa2(b)	4.738% due 3/20/25(a)	925,363
500,000	Baa2(b)	5.152% due 3/20/28(a)	513,125
		Telefonica Emisiones SA, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	70,240
680,000	BBB	5.134% due 4/27/20	694,567
330,000	BBB	4.103% due 3/8/27	340,299
150,000	BBB	4.895% due 3/6/48	147,568
		T-Mobile USA Inc., Company Guaranteed Notes:
150,000	BB+	6.000% due 3/1/23	153,562
63,000	BB+	4.500% due 2/1/26	62,370
192,000	BB+	4.750% due 2/1/28	190,980
		Verizon Communications Inc., Senior Unsecured Notes:
80,000	BBB+	3.500% due 11/1/24	82,826
770,000	BBB+	3.376% due 2/15/25	791,271
220,000	BBB+	2.625% due 8/15/26	213,659
185,000	BBB+	4.125% due 3/16/27	196,703
756,000	BBB+	4.329% due 9/21/28	819,500
700,000	BBB+	4.016% due 12/3/29(a)	739,984
850,000	BBB+	4.500% due 8/10/33	919,725
161,000	BBB+	4.400% due 11/1/34	170,609
1,035,000	BBB+	4.272% due 1/15/36	1,068,466
150,000	BBB+	5.250% due 3/16/37	172,463
105,000	BBB+	4.862% due 8/21/46	115,381
20,000	BBB+	5.500% due 3/16/47	24,223
150,000	BBB+	4.522% due 9/15/48	158,046
		Vodafone Group PLC, Senior Unsecured Notes:
260,000	BBB+	3.750% due 1/16/24	266,753
115,000	BBB+	4.125% due 5/30/25	119,399
635,000	BBB+	4.375% due 5/30/28	662,688
205,000	BBB+	6.150% due 2/27/37	236,405
275,000	BBB+	5.250% due 5/30/48	285,892

		Total Telecommunications	18,860,283

[753983.TX]147

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4% - (continued)
Textiles - 0.0%
		Cintas Corp. No 2, Company Guaranteed Notes:
$ 100,000	A-	2.900% due 4/1/22	$101,198
110,000	A-	3.700% due 4/1/27	115,081

		Total Textiles	216,279

Transportation - 0.3%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
100,000	A+	3.000% due 4/1/25	101,304
50,000	A+	5.750% due 5/1/40	62,683
79,000	A+	4.550% due 9/1/44	88,024
15,000	A+	4.150% due 4/1/45	15,949
10,000	A+	3.900% due 8/1/46	10,230
15,000	A+	4.150% due 12/15/48	16,083
		CSX Corp., Senior Unsecured Notes:
240,000	BBB+	2.600% due 11/1/26	232,666
160,000	BBB+	3.250% due 6/1/27	160,926
55,000	BBB+	3.800% due 3/1/28	57,578
20,000	BBB+	6.150% due 5/1/37	25,009
65,000	BBB+	4.300% due 3/1/48	68,503
40,000	BBB+	4.750% due 11/15/48	44,602
30,000	BBB+	4.500% due 3/15/49	32,192
50,000	BBB+	3.950% due 5/1/50	48,604
		FedEx Corp., Company Guaranteed Notes:
210,000	BBB	3.875% due 8/1/42	192,493
110,000	BBB	4.100% due 4/15/43	102,577
90,000	BBB	5.100% due 1/15/44	95,516
49,000	BBB	4.100% due 2/1/45	45,222
		Norfolk Southern Corp., Senior Unsecured Notes:
30,000	BBB+	3.650% due 8/1/25	31,440
50,000	BBB+	2.900% due 6/15/26	49,984
95,000	BBB+	4.150% due 2/28/48	98,336
140,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 2.650% due 3/2/20	139,990
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	66,923
50,000	A-	3.750% due 7/15/25	52,678
30,000	A-	2.750% due 3/1/26	29,685
745,000	A-	3.950% due 9/10/28	794,230
300,000	A-	4.500% due 9/10/48	325,997
20,000	A-	3.799% due 10/1/51	19,017
64,000	A-	3.875% due 2/1/55	60,475
115,000	A-	4.800% due 9/10/58	127,045
190,000	A-	4.100% due 9/15/67	180,814
50,000	A+	United Parcel Service Inc., Senior Unsecured Notes, 3.400% due 3/15/29	51,825
40,000	BB-	XPO Logistics Inc., Company Guaranteed Notes, 6.500% due 6/15/22(a)	40,770

		Total Transportation	3,469,370

Trucking & Leasing - 0.1%
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
400,000	BBB-	5.250% due 8/15/22(a)	417,000
255,000	BBB-	4.500% due 3/15/23(a)	258,486
60,000	BBB-	5.500% due 2/15/24(a)	62,973
5,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.400% due 11/15/26(a)	4,940

		Total Trucking & Leasing	743,399

		TOTAL CORPORATE BONDS & NOTES (Cost - $318,872,781)	329,535,791

[753983.TX]148

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 27.3%
FHLMC - 7.5%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$ 2,692,286		5.000% due 6/1/21 - 1/1/49	$2,857,339
18,459,670		4.000% due 10/1/25 - 5/1/49	19,262,820
3,353,356		4.500% due 4/1/29 - 10/1/48	3,515,141
553,531		5.500% due 1/1/30 - 2/1/40	601,544
18,131,793		3.000% due 3/1/31 - 1/1/48	18,292,647
2,773,911		2.500% due 9/1/31 - 7/1/32	2,779,892
35,811,323		3.500% due 12/1/33 - 4/1/49	36,851,147
50,098		6.000% due 5/1/38 - 6/1/39	55,916
14,782		7.000% due 3/1/39	17,055
148,982		6.500% due 9/1/39	172,307

		TOTAL FHLMC	84,405,808

FNMA - 12.6%
		Federal National Mortgage Association (FNMA):
23,990,041		4.000% due 10/1/19 - 6/1/57	24,970,304
1,575,927		5.500% due 1/1/20 - 9/1/56	1,715,095
90,704		4.400% due 2/1/20	91,622
150,000		3.240% due 5/1/2029	157,235
168,955		6.000% due 9/1/21 - 10/1/35	183,699
2,542,461		5.000% due 6/1/22 - 4/1/49	2,709,875
11,789,376		4.500% due 3/1/24 - 9/1/57	12,462,610
35,588,089		3.500% due 11/1/25 - 3/1/57	36,541,491
1,195,687		2.964% due 5/1/27	1,239,266
3,778,869		2.500% due 11/1/27 - 10/1/42	3,778,093
24,714,092		3.000% due 12/1/27 - 5/1/49	24,953,264
525,000		3.010% due 4/1/28	541,456
545,000		3.050% due 4/1/28	563,755
815,000		3.480% due 8/1/28	866,195
490,000		3.820% due 1/1/29	532,683
520,000		3.830% due 1/1/29	564,710
1,735,000		3.740% due 2/1/29	1,876,601
1,390,000		3.870% due 2/1/29	1,518,473
100,000		3.300% due 4/1/29	105,484
100,000		3.090% due 5/1/29	103,709
80,000		3.160% due 5/1/29	83,250
100,000		3.190% due 5/1/29	104,277
140,000		3.260% due 5/1/29	146,830
30,000		3.350% due 5/1/29	31,719
781,837		4.240% due 12/1/29	871,064
100,000		3.310% due 5/1/31	104,244
4,720,000		3.500% due 6/1/33 - 6/1/34(h)	4,844,165
1,373,885		3.990% due 11/1/33	1,532,117
148,688		4.554% (1-Year USD-LIBOR + 1.554%) due 3/1/34(c)	155,038
2,100,000		2.500% due 6/1/34(h)	2,100,861
8,600,000		3.000% due 6/1/34 - 6/1/49(h)	8,645,797
352,356		3.360% due 7/1/35	374,854
36,030		4.266% (1-Year Treasury Average Rate + 1.835%) due 10/1/35(c)	37,185
31,128		4.347% (1-Year Treasury Average Rate + 1.901%) due 11/1/35(c)	32,198
13,159		4.406% (1-Year Treasury Average Rate + 1.949%) due 11/1/35(c)	13,639
85,915		4.373% (1-Year USD-LIBOR + 1.623%) due 9/1/36(c)	89,773
26,989		7.000% due 4/1/37	29,971
45,766		4.140% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	47,970
243,013		6.500% due 9/1/37 - 5/1/40	282,499

[753983.TX]149

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 27.3% - (continued)
FNMA - 12.6% - (continued)
$ 399,330		3.500% due 6/1/49	$411,250
4,200,000		4.000% due 6/1/49(h)	4,334,859
600,000		4.500% due 6/1/49(h)	626,906
1,300,000		5.000% due 6/1/49(h)	1,372,516

		TOTAL FNMA	141,748,602

GNMA - 7.2%
		Government National Mortgage Association (GNMA):
41,288		6.000% due 12/15/33 - 6/15/37	45,383
544,312		5.000% due 10/15/34 - 9/15/40	587,525
42,971		5.500% due 5/15/37 - 6/15/38	47,492
68,610		6.500% due 1/15/38 - 10/15/38	80,698
127,697		4.500% due 3/15/41	136,183
671,308		4.000% due 6/15/41 - 11/15/45	712,806
506,072		3.000% due 9/15/42 - 11/15/42	515,245
182,382		3.500% due 6/15/48	188,355
800,000		3.000% due 6/15/49 - 7/15/49(h)	811,332
9,700,000		3.500% due 6/15/49(h)	9,970,918
6,800,000		4.000% due 6/15/49(h)	7,033,750
420,000		4.500% due 6/15/49(h)	436,849
165,000		5.000% due 6/15/49(h)	172,477
		Government National Mortgage Association II (GNMA):
526		9.000% due 11/20/21	536
102,102		6.000% due 7/20/37 - 11/20/40	115,403
9,330,797		4.500% due 1/20/40 - 3/20/49	9,755,996
3,977,333		5.000% due 7/20/40 - 1/20/49	4,178,945
9,902,417		4.000% due 11/20/40 - 10/20/48	10,294,951
14,830,465		3.000% due 1/20/43 - 4/20/49	15,067,405
20,126,706		3.500% due 6/20/43 - 3/20/49	20,719,232

		TOTAL GNMA	80,871,481

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $303,841,923)	307,025,891

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 24.7%
U.S. GOVERNMENT AGENCIES - 0.2%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	388,578
650,000		Federal National Mortgage Association (FNMA), zero coupon, due 10/9/19	644,315
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(i)	436,726
595,000		zero coupon, due 5/15/30(i)	447,159
		Residual Funding Corp., Principal Strip:
240,000		zero coupon, due 7/15/20(i)	234,478
325,000		zero coupon, due 1/15/21(i)	314,070

		TOTAL U.S. GOVERNMENT AGENCIES	2,465,326

U.S. GOVERNMENT OBLIGATIONS - 24.5%
		U.S. Treasury Bonds:
1,660,000		4.500% due 2/15/36	2,164,938
795,000		5.000% due 5/15/37	1,107,876
615,000		4.625% due 2/15/40	835,403
690,000		3.750% due 8/15/41	838,229
4,195,000		3.125% due 11/15/41	4,643,750
910,000		2.750% due 8/15/42	944,765
100,000		3.125% due 2/15/43	110,383
1,005,000		3.625% due 8/15/43	1,200,975
18,400,000		3.750% due 11/15/43	22,426,437

[753983.TX]150

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 24.7% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 24.5% - (continued)
$ 415,000		3.125% due 8/15/44	$458,381
310,000		2.500% due 2/15/45	305,786
950,000		3.000% due 5/15/45	1,028,932
625,000		2.875% due 8/15/45	661,475
358,000		3.000% due 2/15/47	388,598
2,040,000		2.750% due 8/15/47	2,107,416
7,495,000		3.000% due 2/15/48	8,120,510
4,585,000		3.125% due 5/15/48	5,088,186
125,000		3.000% due 8/15/48	135,584
4,230,000		3.375% due 11/15/48	4,926,463
9,178,000		3.000% due 2/15/49	9,973,008
22,850,000		2.875% due 5/15/49	24,239,744
		U.S. Treasury Inflation Indexed Bonds:
291,317		1.750% due 1/15/28	324,865
308,248		2.125% due 2/15/40	395,143
697,736		0.750% due 2/15/42	703,180
1,134,744		1.375% due 2/15/44	1,296,249
1,255,656		1.000% due 2/15/46	1,327,663
1,428,226		1.000% due 2/15/48	1,516,423
3,082,208		1.000% due 2/15/49	3,288,421
		U.S. Treasury Inflation Indexed Notes:
3,789,923		0.625% due 4/15/23	3,826,934
74,967		0.125% due 7/15/24	74,496
957,847		0.500% due 4/15/24	965,485
643,386		0.375% due 7/15/25	646,739
4,531,905		0.875% due 1/15/29	4,737,054
		U.S. Treasury Notes:
2,645,000		2.500% due 12/31/20	2,664,114
4,445,000		2.500% due 1/31/21	4,479,900
19,060,000		2.500% due 2/28/21	19,223,052
18,730,000		2.250% due 3/31/21	18,818,529
15,940,000		2.250% due 4/30/21	16,026,549
2,424,000		1.375% due 5/31/21	2,396,588
23,200,000		2.125% due 5/31/21	23,281,562
4,110,000		2.625% due 6/15/21	4,166,834
850,000		2.625% due 7/15/21	862,053
4,105,000		2.750% due 9/15/21	4,182,129
1,910,000		2.875% due 11/15/21	1,953,273
800,000		2.500% due 1/15/22	811,797
1,165,000		2.125% due 5/15/22	1,172,645
110,000		2.000% due 10/31/22	110,331
20,000		2.750% due 8/31/23	20,667
28,305,000		2.250% due 4/30/24	28,717,965
24,525,000		2.000% due 5/31/24	24,609,784
2,885,000		2.625% due 12/31/25	2,992,286
330,000		2.625% due 1/31/26	342,323
2,285,000		2.500% due 2/28/26	2,353,461
3,615,000		2.250% due 3/31/26	3,666,542
525,000		2.125% due 5/31/26	528,199
970,000		2.375% due 5/15/29	990,139

		TOTAL U.S. GOVERNMENT OBLIGATIONS	275,180,213

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $270,053,949)	277,645,539

[753983.TX]151

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
$ 1,536,220	B	Aames Mortgage Investment Trust, Series 2005-4, Class M2, 3.165% (1-Month USD-LIBOR + 0.735%) due 10/25/35(c)	$1,538,309
2,800,000	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 2.650% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	2,764,819
90,632	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 3.080% (1-Month USD-LIBOR + 0.650%) due 6/25/29(c)	79,079
1,249,973	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 2.740% (1-Month USD-LIBOR + 0.310%) due 11/25/35(c)	1,243,694
680,000	(P)BBB	Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/7/49(a)	684,516
		Ascentium Equipment Receivables Trust:
436,872	Aaa(b)	Series 2017-2A, Class A2, 2.000% due 5/11/20(a)	436,241
550,000	Aaa(b)	Series 2017-2A, Class A3, 2.310% due 12/10/21(a)	549,036
		Asset-Backed Securities Corp. Home Equity Loan Trust:
1,711,667	CCC	Series 2007-HE1, Class A4, 2.570% (1-Month USD-LIBOR + 0.140%) due 12/25/36(c)	1,657,271
933,705	CCC	Series 2007-HE1, Class A1B, 2.580% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	917,326
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	496,037
420,000	AAA(j)	Series 2018-PARK, Class A, 4.091% due 8/10/38(a)(c)	461,935
48,626	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 4.487% due 7/25/34(c)	50,834
515,000	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 3.392% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	511,942
285,000	AAA	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430% due 11/5/36(a)	295,141
986,564	NR	BCAP LLC Trust, Series 2015-RR5, Class 1A3, 1.445% due 8/26/36(a)(c)	974,035
229,867	WD(j)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.392% due 5/25/47(c)	218,276
102,754	B	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 4.642% due 5/25/35(c)	105,216
431,022	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	438,429
48,076	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 3.430% (1-Month USD-LIBOR + 1.000%) due 3/25/37(a)(c)	48,229
		BENCHMARK Mortgage Trust:
285,000	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	295,702
254,634	AAA	Series 2018-B7, Class A4, 4.510% due 5/15/53	288,101
		BX Commercial Mortgage Trust:
584,729	NR	Series 2018-IND, Class G, 4.490% (1-Month USD-LIBOR + 2.050%) due 11/15/35(a)(c)	587,043
940,000	AAA	Series 2019-IMC, Class A, 3.500% (1-Month USD-LIBOR + 1.000%) due 4/15/34(a)(c)	940,594
208,629	AAA	BX Trust, Series 2017-SLCT, Class A, 3.360% (1-Month USD-LIBOR + 0.920%) due 7/15/34(a)(c)	208,692
1,247,000	Aaa(b)	CD 2017-CD6 Mortgage Trust, Series 2017-CD6, Class ASB, 3.332% due 11/13/50	1,290,723
513,904	AA+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 2.680% (1-Month USD-LIBOR + 0.250%) due 6/25/36(c)	514,294
235,000	AA+	CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A, 2.808% due 4/10/28(a)	235,305
545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	566,136
98,411	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 4.360% due 2/25/37(c)	101,467
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
708,921	A+	Series 2004-2A, Class A1, 2.700% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	700,611
1,501,610	CCC	Series 2004-2A, Class B1, 2.975% due 5/25/35(a)(c)	1,187,388
		CIM Trust:
1,145,962	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(c)	1,156,863
1,072,376	NR	Series 2018-R6, Class A1, 3.562% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(c)	1,062,381
		Citigroup Commercial Mortgage Trust:
410,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	420,377
575,000	Aaa(b)	Series 2015-P1, Class A5, 3.717% due 9/15/48	607,629
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	506,013
355,000	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	369,209
1,440,000	B3(b)	Series 2019-SST2, Class F, 4.940% (1-Month USD-LIBOR + 2.500%) due 12/15/36(a)(c)	1,442,751
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 2.650% (1-Month USD-LIBOR + 0.220%) due 9/25/36(c)	648,510
2,047,500	AA+	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.316% due 5/10/50(c)(k)	154,574
415,000	AAA	CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778% due 11/10/31(a)(c)	421,137
		Commercial Mortgage Trust:
265,000	AAA(j)	Series 2013-300P, Class A1, 4.353% due 8/10/30(a)	282,968
190,000	AA-(j)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	202,050
260,000	BB	Series 2013-CR9, Class E, 4.256% due 7/10/45(a)(c)	164,918

[753983.TX]152

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5% - (continued)
$ 534,862	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	$566,383
40,000	Aa3(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	42,511
20,000	A3(b)	Series 2013-CR12, Class C, 5.084% due 10/10/46(c)	20,820
265,000	AAA(j)	Series 2014-277P, Class A, 3.611% due 8/10/49(a)(c)	279,460
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	147,920
685,000	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	700,877
210,000	A-(j)	Series 2014-CR21, Class C, 4.417% due 12/10/47(c)	219,016
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	366,951
5,189,641	Aa1(b)	Series 2015-CR25, Class XA, 0.905% due 8/10/48(c)(k)	219,162
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(a)	282,523
		Core Industrial Trust:
351,008	AAA	Series 2015-CALW, Class A, 3.040% due 2/10/34(a)	357,555
466,473	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(a)	475,619
		Countrywide Asset-Backed Certificates:
147,333	CCC	Series 2006-SD3, Class A1, 2.760% (1-Month USD-LIBOR + 0.330%) due 7/25/36(a)(c)	139,700
304,292	AA	Series 2007-13, Class 2A2, 3.230% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	296,469
		Countrywide Home Loan Mortgage Pass-Through Trust:
98,562	Ca(b)	Series 2005-11, Class 3A3, 2.857% due 4/25/35(c)	82,473
65,645	WR(b)	Series 2005-11, Class 6A1, 3.030% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	61,629
		Credit Suisse Commercial Mortgage Capital Trust:
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	259,235
686,494	NR	Series 2015-5R, Class 1A1, 3.365% due 9/27/46(a)(c)	691,176
240,000	Aaa(b)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(a)	240,867
		Credit Suisse Commercial Mortgage Trust:
13,888	Caa3(b)	Series 2006-C3, Class AJ, 6.484% due 6/15/38(c)	7,873
14,773	Caa3(b)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	10,021
59,743	B+	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	61,075
		Credit Suisse Mortgage Capital Certificates:
1,510,000	(P)Aaa(b)	Series 2019-ICE4, Class A, 3.443% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	1,510,000
950,000	(P)B2(b)	Series 2019-ICE4, Class F, 5.113% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	950,000
295,000	Aaa(b)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	308,233
2,503,320	AAA(j)	CSMC Trust, Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	2,504,298
1,100,898	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 2.660% (1-Month USD-LIBOR + 0.220%) due 2/15/29(c)	1,016,060
61,629	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 3.241% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	59,036
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 3.718% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	700,385
377,662	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 4.980% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c)	384,378
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
114,035	NR	Series 334, Class S7, 3.660% (6.100% - 1-Month USD-LIBOR) due 8/15/44(c)(k)	22,772
155,733	NR	Series 353, Class S1, 3.560% (6.000% - 1-Month USD-LIBOR) due 12/15/46(c)(k)	25,168
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 27.025% (31.310% - 11th District Cost of Funds Index) due 2/15/24(c)(k)	2,757
47,522	NR	Series 3451, Class SB, 3.590% (6.030% - 1-Month USD-LIBOR) due 5/15/38(c)(k)	4,956
90,296	NR	Series 3621, Class SB, 3.790% (6.230% - 1-Month USD-LIBOR) due 1/15/40(c)(k)	13,708
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	620,372
1,129,593	NR	Series 3866, Class SA, 3.510% (5.950% - 1-Month USD-LIBOR) due 5/15/41(c)(k)	138,011
434,301	NR	Series 3947, Class SG, 3.510% (5.950% - 1-Month USD-LIBOR) due 10/15/41(c)(k)	66,472
30,188	NR	Series 3973, Class SA, 4.050% (6.490% - 1-Month USD-LIBOR) due 12/15/41(c)(k)	6,063
366,806	NR	Series 4203, Class PS, 3.810% (6.250% - 1-Month USD-LIBOR) due 9/15/42(c)(k)	54,374
351,640	NR	Series 4210, Class Z, 3.000% due 5/15/43	344,972
166,193	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	13,636
302,688	NR	Series 4316, Class XZ, 4.500% due 3/15/44	346,899
112,891	NR	Series 4335, Class SW, 3.560% (6.000% - 1-Month USD-LIBOR) due 5/15/44(c)(k)	18,557
805,357	NR	Series 4639, Class HZ, step bond to yield, 2.750% due 4/15/53	825,145
91,880	NR	Series R007, Class ZA, 6.000% due 5/15/36	104,670

[753983.TX]153

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5% - (continued)
		Federal National Mortgage Association (FNMA), ACES:
$ 13,143,496	NR	Series 2013-M7, Class X2, 0.169% due 12/27/22(c)(k)	$73,094
56,190	NR	Series 2014-M12, Class FA, 2.780% (1-Month USD-LIBOR + 0.300%) due 10/25/21(c)	56,061
27,798	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	28,195
5,825,108	NR	Series 2015-M7, Class X2, 0.499% due 12/25/24(c)(k)	134,676
19,401,910	NR	Series 2015-M8, Class X2, 0.145% due 1/25/25(c)(k)	133,398
650,000	NR	Series 2019-M1, Class A2, 3.555% due 9/25/28(c)	697,743
133,326	A1(b)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.880% (1-Month USD-LIBOR + 1.450%) due 1/25/29(a)(c)	133,825
70,960	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	70,467
		Federal National Mortgage Association (FNMA), Interest Strip:
165,474	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	28,131
299,476	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	50,577
42,345	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	7,690
		Federal National Mortgage Association (FNMA), REMICS:
30,862	NR	Series 2004-38, Class FK, 2.780% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	30,807
135,467	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	141,537
635,540	NR	Series 2006-51, Class SP, 4.220% (6.650% - 1-Month USD-LIBOR) due 3/25/36(c)(k)	84,432
255,713	NR	Series 2007-68, Class SC, 4.270% (6.700% - 1-Month USD-LIBOR) due 7/25/37(c)(k)	40,259
608,926	NR	Series 2008-18, Class SM, 4.570% (7.000% - 1-Month USD-LIBOR) due 3/25/38(c)(k)	78,769
1,140,755	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	1,200,474
374,635	NR	Series 2011-87, Class SG, 4.120% (6.550% - 1-Month USD-LIBOR) due 4/25/40(c)(k)	44,593
97,814	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	3,091
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	870,648
97,339	NR	Series 2012-35, Class SC, 4.070% (6.500% - 1-Month USD-LIBOR) due 4/25/42(c)(k)	16,863
123,091	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	133,534
176,492	NR	Series 2012-51, Class B, 7.000% due 5/25/42	209,640
23,186	NR	Series 2012-70, Class YS, 4.220% (6.650% - 1-Month USD-LIBOR) due 2/25/41(c)(k)	2,288
151,779	NR	Series 2012-74, Class SA, 4.220% (6.650% - 1-Month USD-LIBOR) due 3/25/42(c)(k)	21,404
25,296	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(i)	22,698
119,152	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(k)	9,385
222,036	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	18,728
125,654	NR	Series 2012-133, Class CS, 3.720% (6.150% - 1-Month USD-LIBOR) due 12/25/42(c)(k)	22,393
426,145	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	494,046
363,255	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	404,246
106,439	NR	Series 2013-54, Class BS, 3.720% (6.150% - 1-Month USD-LIBOR) due 6/25/43(c)(k)	21,411
303,268	NR	Series 2016-60, Class QS, 3.670% (6.100% - 1-Month USD-LIBOR) due 9/25/46(c)(k)	47,149
971,900	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	1,003,420
877,873	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	907,148
801,244	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	826,352
		FHLMC Multifamily Structured Pass-Through Certificates:
230,885	AAA(j)	Series K016, Class X1, 1.478% due 10/25/21(c)(k)	7,052
500,000	AAA(j)	Series K072, Class A2, 3.444% due 12/25/27	532,586
185,000	AAA(j)	Series K082, Class A2, 3.920% due 9/25/28(c)	204,188
281,000	Aaa(b)	Series K085, Class A2, 4.060% due 10/25/28(c)	312,966
555,000	NR	Series K158, Class A3, 3.900% due 10/25/33(c)	612,946
330,803	NR	Series KIR2, Class A1, 2.748% due 3/25/27	334,838
1,008,460	NR	Series Q006, Class APT2, 2.490% due 9/25/26(c)	1,015,393
		FHLMC Structured Agency Credit Risk Debt Notes:
469,000	Baa1(b)	Series 2016-DNA1, Class M3, 8.027% (1-Month USD-LIBOR + 5.550%) due 7/25/28(c)	539,296
655,000	BB(j)	Series 2017-DNA2, Class M2, 5.880% (1-Month USD-LIBOR + 3.450%) due 10/25/29(c)	705,002
410,000	B(j)	Series 2017-HRP1, Class M2, 4.880% (1-Month USD-LIBOR + 2.450%) due 12/25/42(c)	418,036
1,621,471	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 2.670% (1-Month USD-LIBOR + 0.240%) due 10/25/36(c)	1,306,908

[753983.TX]154

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5% - (continued)
$ 631,846	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 3.451% (3-Month USD-LIBOR + 0.850%) due 1/16/26(a)(c)	$631,060
910,000	B(j)	FNMA Connecticut Avenue Securities, Series 2017-C07, Class 1M2, 4.830% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)(c)	926,527
		FNMA-Aces:
180,000	NR	Series 2019-M4, Class A2, 3.610% due 2/25/31	193,573
260,000	NR	Series 2019-M5, Class A2, 3.273% due 1/25/29	272,833
330,000	NR	Series 2019-M6, Class A2, 3.450% due 1/1/29	349,528
700,000	Aaa(b)	Ford Credit Floorplan Master Owner Trust A, Series 2019-2, Class A, 3.060% due 4/15/26	716,810
937,379	AA+	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(a)	973,358
330,000	AAA	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class A2, 3.505% due 3/25/29	352,876
1,819,979	NR	Freddie Mac REMICS, Series 4879, Class BC, 3.000% due 4/15/49	1,851,160
929,676	NR	FREMF 2019-KF58 Mortgage Trust, Series 2019-KF58, Class B, 4.631% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c)	936,371
204,815	NR	FRESB 2019-SB60 Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% (1-Month USD-LIBOR + 3.500%) due 1/25/39(c)	212,358
505,000	BBB-	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.382% due 12/15/34(a)(c)	502,742
93,636	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 2.860% (1-Month USD-LIBOR + 0.420%) due 5/15/34(a)(c)	87,949
		Government National Mortgage Association (GNMA):
535,000	NR	Series 2007-51, Class SG, 4.139% (6.580% - 1-Month USD-LIBOR) due 8/20/37(c)(k)	89,787
1,589,923	NR	Series 2008-51, Class GS, 3.792% (6.230% - 1-Month USD-LIBOR) due 6/16/38(c)(k)	288,800
12,503	NR	Series 2010-31, Class GS, 4.059% (6.500% - 1-Month USD-LIBOR) due 3/20/39(c)(k)	448
65,624	NR	Series 2010-85, Class HS, 4.209% (6.650% - 1-Month USD-LIBOR) due 1/20/40(c)(k)	5,382
358,828	NR	Series 2012-H27, Class AI, 1.755% due 10/20/62(c)(k)	18,122
265,771	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(k)	34,118
2,949,683	NR	Series 2013-85, Class IA, 0.703% due 3/16/47(c)(k)	106,095
1,722,787	NR	Series 2014-105, Class IO, 0.955% due 6/16/54(c)(k)	84,855
1,835,790	NR	Series 2014-H20, Class FA, 2.923% (1-Month USD-LIBOR + 0.430%) due 10/20/64(c)	1,832,763
116,816	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	21,349
118,043	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	23,335
81,251	NR	Series 2016-135, Class SB, 3.662% (6.100% - 1-Month USD-LIBOR) due 10/16/46(c)(k)	17,077
815,173	NR	Series 2017-H22, Class IC, 2.250% due 11/20/67(c)(k)	95,310
49,573	NR	Series 2018-123, Class AH, 3.250% due 9/16/52	49,904
273,711	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	281,491
99,493	NR	Series 2018-130, Class A, 3.250% due 5/16/59	100,619
710,000	AAA	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 3.740% (1-Month USD-LIBOR + 1.300%) due 9/15/31(a)(c)	697,543
		Harborview Mortgage Loan Trust:
157,844	AA+	Series 2004-5, Class 2A6, 4.007% due 6/19/34(c)	159,899
64,424	WD(j)	Series 2006-2, Class 1A, 5.004% due 2/25/36(c)	42,712
1,074,700	CC	Series 2006-10, Class 1A1A, 2.641% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	989,213
104,891	AA	Impac CMB Trust, Series 2007-A, Class A, 2.930% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	105,992
710,000	AAA(j)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	747,543
47,076	Caa2(b)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.998% due 9/25/35(c)	44,234
1,609,953	CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.730% (1-Month USD-LIBOR + 0.300%) due 7/25/35(c)	1,556,446
1,051,095	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 2.590% (1-Month USD-LIBOR + 0.160%) due 8/25/36(c)	422,336
		JP Morgan Chase Commercial Mortgage Securities Trust:
220,105	AAA	Series 2012-HSBC, Class A, 3.093% due 7/5/32(a)	224,426
350,000	Aaa(b)	Series 2016-NINE, Class A, 2.854% due 10/6/38(a)(c)	352,154
265,000	AAA	Series 2018-BCON, Class A, 3.735% due 1/5/31(a)	276,527
365,000	(P)Aaa(b)	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	379,528
1,350,000	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 2.820% (1-Month USD-LIBOR + 0.390%) due 5/25/35(c)	1,349,228
		JP Morgan Mortgage Trust:
416,791	Aaa(b)	Series 2017-1, Class A4, 3.500% due 1/25/47(a)(c)	421,062
324,200	Aaa(b)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(c)	323,112
1,251,653	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	1,263,380
480,557	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(a)(c)	485,024
1,201,609	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	1,212,780

[753983.TX]155

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5% - (continued)
		JPMBB Commercial Mortgage Securities Trust:
$ 40,000	Aa3(b)	Series 2013-C17, Class B, 4.891% due 1/15/47(c)	$43,311
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	286,475
190,000	Aaa(b)	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% due 10/15/50	197,695
		JPMorgan Chase Commercial Mortgage Securities Trust:
175,000	Aaa(b)	Series 2011-C5, Class AS, 5.375% due 8/15/46(a)(c)	184,531
370,000	Aa1(b)	Series 2011-C5, Class B, 5.375% due 8/15/46(a)(c)	388,401
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	474,686
158,784	AAA	Series 2014-FL6, Class B, 4.720% (1-Month USD-LIBOR + 2.280%) due 11/15/31(a)(c)	158,846
271,296	Aaa(b)	JPMorgan Trust, Series 2015-5, Class A9, 3.293% due 5/25/45(a)(c)	271,582
4,041	AAA	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% due 7/15/40(c)	4,041
49,853	Ca(b)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 3.030% (1-Month USD-LIBOR + 0.600%) due 12/25/35(c)	38,908
130,000	Aaa(b)	Madison Avenue Trust, Series 2013-650M, Class A, 3.843% due 10/12/32(a)	131,703
194,702	Aaa(b)	Magnetite IX Ltd., Series 2014-9A, Class A1R, 3.580% (3-Month USD-LIBOR + 1.000%) due 7/25/26(a)(c)	194,837
700,000	Aaa(b)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3.598% (3-Month USD-LIBOR + 1.080%) due 11/15/28(a)(c)	699,130
265,901	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 4.586% due 10/25/32(c)	275,312
299,152	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 2.680% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	211,055
16,648	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 4.802% due 5/25/34(c)	16,824
548,567	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	594,880
		ML-CFC Commercial Mortgage Trust:
86,855	Caa2(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	57,585
112,252	C(j)	Series 2007-9, Class AJ, 6.070% due 9/12/49(c)	72,400
500,000	Aaa(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46(l)	529,424
400,000	AAA	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3.447% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(c)	399,715
1,850,000	CCC	New Century Home Equity Loan Trust, Series 2005-4, Class M3, 2.980% (1-Month USD-LIBOR + 0.550%) due 9/25/35(c)	1,852,714
344,343	AAA	New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	353,623
240,000	AAA	Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR, 3.392% (3-Month USD-LIBOR + 0.800%) due 10/20/26(a)(c)	239,907
1,101,243	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 3.210% (1-Month USD-LIBOR + 0.780%) due 11/25/34(c)	1,104,898
110,000	AAA	PFS Financing Corp., Series 2016-BA, Class A, 1.870% due 10/15/21(a)	109,740
732,401	AA+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 2.680% (1-Month USD-LIBOR + 0.250%) due 7/25/36(c)	730,988
		Prime Mortgage Trust:
26,508	Caa2(b)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	24,566
918,711	Caa2(b)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	784,635
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(a)(c)	954,561
215,374	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	217,425
		SBA Small Business Investment Cos.:
400,000	NR	Series 2019-10A, Class 1, 3.113% due 3/10/29	413,729
732,441	NR	Series 2018-10B, Class 1, 3.548% due 9/10/28	773,911
		Seasoned Credit Risk Transfer Trust:
213,432	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	219,679
790,000	B-(j)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	746,894
525,746	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	542,192
1,417,413	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 3.201% (1-Month USD-LIBOR + 0.760%) due 4/20/33(c)	1,408,511
863,079	AA	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 3.230% (1-Month USD-LIBOR + 0.800%) due 7/25/34(c)	856,757
117,833	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 2.691% (1-Month USD-LIBOR + 0.250%) due 7/19/35(c)	116,920
115,038	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 2.780% (1-Month USD-LIBOR + 0.350%) due 6/25/35(a)(c)	103,528
81,008	AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 3.217% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(c)	80,918
280,228	Aaa(b)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(c)	278,538
120,000	NR	United States Small Business Administration, Series 2019-20D, Class 1, 2.980% due 4/1/39	123,305
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	539,168
100,000	AAA	Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.790% (1-Month USD-LIBOR + 1.350%) due 6/15/29(a)(c)	100,020
		WaMu Mortgage Pass-Through Certificates Trust:
10,615	BB	Series 2004-AR11, Class A, 4.152% due 10/25/34(c)	10,763

[753983.TX]156

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5% - (continued)
$ 53,844		A+	Series 2004-AR12, Class A2A, 3.210% (1-Month USD-LIBOR + 0.780%) due 10/25/44(c)	$55,383
300,334		BB-	Series 2005-AR4, Class A5, 4.261% due 4/25/35(c)	311,738
1,612,876		A-	Series 2005-AR19, Class A1B3, 2.780% (1-Month USD-LIBOR + 0.350%) due 12/25/45(c)	1,605,416
1,068,782		CCC	Series 2006-AR3, Class A1A, 3.481% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	1,093,240
1,895,875		WR(b)	Series 2007-OA2, Class 1A, 3.181% (1-Year Treasury Average Rate + 0.700%) due 3/25/47(c)	1,746,090
496,828		Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 3.181% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	418,185
			Wells Fargo Commercial Mortgage Trust:
120,000		Aa3(b)	Series 2013-LC12, Class B, 4.286% due 7/15/46(c)	123,840
1,000,000		Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	1,047,321
150,000		Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	153,808
500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	499,616
11,940,046		Aaa(b)	Series 2018-C43, Class XA, 0.710% due 3/15/51(c)(k)	595,912
250,000		Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	270,165
260,000		Aaa(b)	Series 2018-C46, Class A4, 4.152% due 8/15/51	286,356
			Wells Fargo Mortgage-Backed Securities Trust:
193,863		Caa1(b)	Series 2006-12, Class A3, 6.000% due 10/25/36	195,830
91,394		CCC	Series 2006-AR2, Class 2A1, 4.948% due 3/25/36(c)	94,309
25,784		Caa2(b)	Series 2006-AR7, Class 2A4, 5.087% due 5/25/36(c)	26,888
			WF-RBS Commercial Mortgage Trust:
194,543		Aaa(b)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(c)	200,376
2,005		Aaa(b)	Series 2011-C4, Class A3, 4.394% due 6/15/44(a)	2,003
1,675,757		Aaa(b)	Series 2012-C7, Class XA, 1.366% due 6/15/45(a)(c)(k)	52,965
145,000		Aaa(b)	Series 2013-C14, Class A4, 3.073% due 6/15/46	148,201
2,135,053		Aaa(b)	Series 2014-C20, Class XA, 0.977% due 5/15/47(c)(k)	81,582

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $108,265,743)	106,492,615

SOVEREIGN BONDS - 3.6%
Argentina - 0.1%
1,910,000		B	Argentine Republic Government International Bonds, 5.625% due 1/26/22	1,479,295

Brazil - 0.6%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	722,033
			Brazil Notas do Tesouro Nacional Serie F:
5,296,000	BRL	BB-	10.000% due 1/1/21	1,471,669
5,296,000	BRL	BB-	10.000% due 1/1/23	1,505,089
910,000	BRL	BB-	10.000% due 1/1/27	262,164
			Brazilian Government International Bonds:
280,000		BB-	4.875% due 1/22/21	289,383
1,300,000		BB-	4.625% due 1/13/28	1,321,775
1,280,000		BB-	5.000% due 1/27/45	1,186,413

			Total Brazil	6,758,526

Canada - 0.0%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	157,397

Chile - 0.0%
100,000		A+	Chile Government International Bonds, 3.240% due 2/6/28	102,750

Colombia - 0.1%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	267,357
280,000		BBB-	3.875% due 4/25/27	284,069
465,000		BBB-	4.500% due 3/15/29	490,812
370,000		BBB-	5.625% due 2/26/44	413,984

			Total Colombia	1,456,222

[753983.TX]157

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.6% - (continued)
Ecuador - 0.0%
$ 200,000		B-	Ecuador Government International Bonds, 7.875% due 1/23/28(a)	$191,450

Egypt - 0.0%
230,000		B	Egypt Government International Bonds, 5.577% due 2/21/23(a)	228,356

Indonesia - 0.2%
			Indonesia Government International Bonds:
1,400,000		BBB	3.750% due 4/25/22	1,421,046
290,000		Baa2(b)	3.500% due 1/11/28	286,342
80,000		BBB	4.100% due 4/24/28	82,163
330,000		Baa2(b)	4.350% due 1/11/48	332,734

			Total Indonesia	2,122,285

Kenya - 0.0%
200,000		B+	Kenya Government International Bonds, 7.250% due 2/28/28(a)	193,626

Kuwait - 0.0%
360,000		AA	Kuwait International Government Bonds, 3.500% due 3/20/27(a)	375,233

Mexico - 0.9%
			Mexican Bonos:
30,492,700	MXN	A-	6.500% due 6/9/22	1,500,324
15,120,000	MXN	A-	10.000% due 12/5/24	845,365
60,165,700	MXN	A-	7.750% due 11/13/42	2,864,487
48,220,000	MXN	A3(b)	8.000% due 11/7/47	2,343,901
			Mexico Government International Bonds:
61,000		BBB+	3.500% due 1/21/21	61,755
174,000		BBB+	3.625% due 3/15/22	177,306
44,000		BBB+	4.000% due 10/2/23	45,530
665,000		BBB+	4.150% due 3/28/27	678,872
323,000		BBB+	3.750% due 1/11/28	320,174
820,000		BBB+	4.500% due 4/22/29	852,398
210,000		BBB+	4.750% due 3/8/44	208,215

			Total Mexico	9,898,327

Nigeria - 0.0%
260,000		B	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	249,011

Oman - 0.0%
200,000		Ba1(b)	Oman Government International Bonds, 5.625% due 1/17/28(a)	182,715

Panama - 0.1%
			Panama Government International Bonds:
200,000		BBB+	4.000% due 9/22/24	210,000
210,000		BBB+	3.875% due 3/17/28	220,264

			Total Panama	430,264

Peru - 0.1%
			Peruvian Government International Bonds:
210,000		BBB+	4.125% due 8/25/27	231,000
70,000		BBB+	6.550% due 3/14/37	95,551
160,000		BBB+	5.625% due 11/18/50	210,321

			Total Peru	536,872

[753983.TX]158

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.6% - (continued)
Philippines - 0.1%
$ 400,000		BBB+	Philippine Government International Bonds, 3.000% due 2/1/28	$403,017

Poland - 0.1%
710,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	750,550

Qatar - 0.1%
			Qatar Government International Bonds:
250,000		AA-	4.000% due 3/14/29(a)	263,634
820,000		AA-	4.817% due 3/14/49(a)	904,050

			Total Qatar	1,167,684

Russia - 0.3%
			Russian Federal Bonds - OFZ:
22,990,000	RUB	BBB	7.000% due 8/16/23	345,443
6,950,000	RUB	NR	7.750% due 9/16/26	106,798
31,310,000	RUB	BBB	8.150% due 2/3/27	491,324
146,093,000	RUB	BBB	7.050% due 1/19/28	2,143,951
200,000		BBB-(j)	Russian Foreign Bonds - Eurobond, 4.750% due 5/27/26	209,762

			Total Russia	3,297,278

Saudi Arabia - 0.0%
200,000		A1(b)	Saudi Government International Bonds, 3.625% due 3/4/28	200,620

United Arab Emirates - 0.0%
400,000		AA	Abu Dhabi Government International Bonds, 2.500% due 10/11/22(a)	400,776

United States - 0.8%
8,843,000		AA+	U.S. Treasury Notes, 2.625% due 2/15/29	9,215,719

Uruguay - 0.1%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	73,763
355,000		BBB	4.375% due 10/27/27	373,863

			Total Uruguay	447,626

			TOTAL SOVEREIGN BONDS (Cost - $42,653,225)	40,245,599

ASSET-BACKED SECURITIES - 1.5%
Automobiles - 0.5%
35,348		AAA	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870% due 8/18/21	35,267
630,000		AAA	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550% due 8/15/27(a)	642,061
			Hertz Vehicle Financing II LP:
1,500,000		Aaa(b)	Series 2016-4A, Class A, 2.650% due 7/25/22(a)	1,497,097
440,000		Aaa(b)	Series 2018-1A, Class A, 3.290% due 2/25/24(a)	447,167
970,000		AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	989,003
1,340,000		Aaa(b)	Santander Drive Auto Receivables Trust, Series 2019-2, Class A3, 2.590% due 5/15/23	1,346,097

			Total Automobiles	4,956,692

Credit Cards - 0.1%
830,000		AAA	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840% due 12/15/24	840,586
315,000		AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 3.219% (1-Month USD-LIBOR + 0.770%) due 5/14/29(c)	313,669

			Total Credit Cards	1,154,255

Student Loans - 0.9%
385,019		AA+	CIT Education Loan Trust, Series 2007-1, Class A, 2.692% (3-Month USD-LIBOR + 0.090%) due 3/25/42(a)(c)	365,333
			Navient Private Education Loan Trust:
305,822		AAA	Series 2014-AA, Class A2B, 3.690% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(c)	309,437
46,245		AAA	Series 2014-CTA, Class A, 3.140% (1-Month USD-LIBOR + 0.700%) due 9/16/24(a)(c)	46,282

[753983.TX]159

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.5% - (continued)
Student Loans - 0.9% - (continued)
$ 930,000	AAA	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130% due 2/15/68(a)	$947,505
500,000	AAA	Navient Student Loan Trust, Series 2017-4A, Class A2, 2.930% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(c)	499,563
564,782	AAA	Nelnet Student Loan Trust, Series 2011-1A, Class A, 3.280% (1-Month USD-LIBOR + 0.850%) due 2/25/48(a)(c)	567,221
		SLM Student Loan Trust:
202,518	AA+	Series 2003-4, Class A5E, 3.361% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(c)	199,174
2,040,806	AAA	Series 2005-5, Class A4, 2.720% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	2,031,555
880,000	AA+	Series 2005-5, Class A5, 3.330% (3-Month USD-LIBOR + 0.750%) due 10/25/40(c)	877,769
		SMB Private Education Loan Trust:
58,386	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	58,817
545,000	AAA	Series 2015-C, Class A3, 4.390% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	559,684
69,609	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	69,902
220,000	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	220,437
130,000	AAA	Series 2017-B, Class A2B, 3.190% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	129,807
400,000	AAA	Series 2018-A, Class A2B, 3.240% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	399,132
510,000	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	525,948
595,000	AAA	Series 2018-C, Class A2B, 3.190% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	592,191
550,000	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950% due 2/25/42(a)	557,722
		Sofi Professional Loan Program Trust:
390,000	AAA	Series 2018-B, Class A2FX, 3.340% due 8/25/47(a)	398,602
910,000	AAA	Series 2018-D, Class A2FX, 3.600% due 2/25/48(a)	946,446

		Total Student Loans	10,302,527

		TOTAL ASSET-BACKED SECURITIES (Cost - $16,202,286)	16,413,474

SENIOR LOANS - 1.1%
110,000	NR	Albertson’s LLC, (Restricted, cost - $110,275, acquired 4/22/19), 5.609% (3-Month USD-LIBOR + 3.000%) due 12/21/22(m)	109,849
130,000	NR	Albertson’s LLC, (Restricted, cost - $130,325, acquired 4/22/19), 5.439% (1-Month USD-LIBOR + 3.000%) due 6/22/23(m)	129,585
159,596	NR	Alterra Mountain Co., (Restricted, cost - $159,256, acquired 3/27/19), 5.439% (1-Month USD-LIBOR + 3.000%) due 7/31/24(m)	159,363
135,000	NR	American Airlines Inc., (Restricted, cost - $135,506, acquired 10/5/17), 4.180% (1-Month USD-LIBOR + 1.750%) due 6/27/25(m)	131,878
109,799	NR	Asurion LLC, (Restricted, cost - $109,310, acquired 2/14/19), 5.439% (1-Month USD-LIBOR + 3.000%) due 11/3/24(m)	109,466
399,599	NR	Asurion LLC, (Restricted, cost - $399,882, acquired 4/10/19), 5.439% (1-Month USD-LIBOR + 3.000%) due 8/4/22(m)	398,636
250,000	NR	athenahealth Inc., (Restricted, cost - $247,499, acquired 2/7/19), 7.045% (1-Month USD-LIBOR + 4.500%/3-Month USD-LIBOR + 4.500%) due 2/11/26(m)	250,209
49,875	NR	Atlantic Aviation FBO Inc., (Restricted, cost - $49,410, acquired 11/30/18), 6.190% (1-Month USD-LIBOR + 3.750%) due 12/6/25(m)	50,374
310,835	NR	Avolon TLB Borrower 1 (US) LLC, (Restricted, cost - $311,612, acquired 5/9/19), 4.191% (1-Month USD-LIBOR + 1.750%) due 1/15/25(m)	310,462
80,000	NR	Bausch Health Cos., Inc., (Restricted, cost - $80,500, acquired 4/17/19), 5.467% (1-Month USD-LIBOR + 3.000%) due 6/2/25(m)	79,861
4,936	NR	Berry Global Inc., (Restricted, cost - $4,951, acquired 2/12/18), 4.451% (1-Month USD-LIBOR + 2.000%) due 10/1/22(m)	4,906
98,668	NR	Caesars Resort Collection LLC, (Restricted, cost - $98,977, acquired 4/17/19), 5.189% (1-Month USD-LIBOR + 2.750%) due 12/23/24(m)	98,094
454,740	NR	Change Healthcare Holdings Inc., (Restricted, cost - $454,558, acquired 4/30/19), 5.189% (1-Month USD-LIBOR + 2.750%) due 3/1/24(m)	448,447
353,253	NR	Charter Communications Operating LLC, (Restricted, cost - $352,474, acquired 3/11/19), 4.440% (1-Month USD-LIBOR + 2.000%) due 4/30/25(m)	352,972
41,052	NR	CityCenter Holdings LLC, (Restricted, cost - $41,132, acquired 10/12/17), 4.689% (1-Month USD-LIBOR + 2.250%) due 4/18/24(m)	40,722
253,194	NR	Dell International LLC, (Restricted, cost - $253,244, acquired 10/18/17), 4.440% (1-Month USD-LIBOR + 2.000%) due 9/7/23(m)	252,324
1,190,000	NR	Delos Finance Sarl, (Restricted, cost - $1,200,413, acquired 8/9/17), 4.351% (3-Month USD-LIBOR + 1.750%) due 10/6/23(m)	1,188,881
349,775	NR	Edelman Financial Center LLC, (Restricted, cost - $350,913, acquired 4/22/19), 5.690% (1-Month USD-LIBOR + 3.250%) due 7/21/25(m)	348,955
40,000	NR	First Data Corp., (Restricted, cost - $38,988, acquired 12/13/18), 4.437% (1-Month USD-LIBOR + 2.000%) due 4/26/24(m)	39,990
9,069	NR	First Data Corp., (Restricted, cost - $9,049, acquired 2/5/19), 4.437% (1-Month USD-LIBOR + 2.000%) due 7/8/22(m)	9,067
70,000	NR	First Eagle Holdings Inc., (Restricted, cost - $70,175, acquired 4/5/19), 5.351% (3-Month USD-LIBOR + 2.750%) due 12/2/24(m)	69,942
1,610,000	NR	Flying Fortress Holdings LLC, (Restricted, cost - $1,615,893, acquired 2/27/18), 4.351% (3-Month USD-LIBOR + 1.750%) due 10/30/22(m)	1,609,710
9,975	NR	Focus Financial Partners LLC, (Restricted, cost - $9,987, acquired 3/14/19), 4.939% (1-Month USD-LIBOR + 2.500%) due 7/3/24(m)	9,981
170,000	NR	HC Group Holdings II Inc., (Restricted, cost - $168,300, acquired 5/22/19) due 5/22/26(m)(n)	169,150
27,426	NR	HCA Inc., (Restricted, cost - $27,632, acquired 10/19/17), 4.439% (1-Month USD-LIBOR + 2.000%) due 3/13/25(m)	27,457
171,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $171,849, acquired 8/18/16), 4.180% (1-Month USD-LIBOR + 1.750%) due 10/25/23(m)	171,749
220,000	NR	iHeartCommunications Inc., (Restricted, cost - $221,319, acquired 5/1/19) due 5/1/26(m)(n)	220,474
70,000	NR	Intelsat Jackson Holdings SA, (Restricted, cost - $69,856, acquired 3/12/19), 6.180% (1-Month USD-LIBOR + 3.750%) due 11/27/23(m)	69,169
190,000	NR	Jane Street Group LLC, (Restricted, cost - $189,613, acquired 4/12/19), 5.439% (1-Month USD-LIBOR + 3.000%) due 8/25/22(m)	189,525

[753983.TX]160

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/ Units†	Rating††	Security	Value
SENIOR LOANS - 1.1% - (continued)
$ 360,000	NR	Level 3 Financing Inc., (Restricted, cost - $359,859, acquired 12/6/18), 4.689% (1-Month USD-LIBOR + 2.250%) due 2/22/24(m)	$354,735
29,924	NR	LPL Holdings Inc., (Restricted, cost - $29,924, acquired 3/19/19), 4.680% (1-Month USD-LIBOR + 2.250%) due 9/23/24(m)	29,887
79,800	NR	McAfee LLC, (Restricted, cost - $79,899, acquired 2/14/19), 6.178% (1-Month USD-LIBOR + 3.750%) due 9/30/24(m)	79,866
28,388	NR	MGM Growth Properties Operating Partnership LP, (Restricted, cost - $28,530, acquired 10/16/17), 4.439% (1-Month USD-LIBOR + 2.000%) due 3/21/25(m)	28,222
97,792	NR	Michaels Stores Inc., (Restricted, cost - $98,525, acquired 9/28/16), 4.929% (1-Month USD-LIBOR + 2.500%) due 1/30/23(m)	96,642
334,942	NR	MPH Acquisition Holdings LLC, (Restricted, cost - $334,971, acquired 10/13/17), 5.351% (3-Month USD-LIBOR + 2.750%) due 6/7/23(m)	328,104
152,915	NR	Numericable U.S. LLC, (Restricted, cost - $152,650, acquired 10/6/17), 6.127% (1-Month USD-LIBOR + 3.688%) due 1/31/26(m)	147,563
10,116	NR	ON Semiconductor Corp., (Restricted, cost - $10,180, acquired 10/11/17), 4.189% (1-Month USD-LIBOR + 1.750%) due 3/31/23(m)	10,017
290,000	NR	Panther BF Aggregator 2 LP, (Restricted, cost - $287,177, acquired 3/18/19), 5.929% (1-Month USD-LIBOR + 3.500%) due 4/30/26(m)	288,549
134,695	NR	Party City Holdings Inc., (Restricted, cost - $135,145, acquired 2/16/18), 4.940% (1-Month USD-LIBOR + 2.500%) due 8/19/22(m)	134,078
140,000	NR	PCI Gaming Authority, (Restricted, cost - $140,201, acquired 5/17/19) due 5/29/26(m)(n)	140,263
386,052	NR	Prime Security Services Borrower LLC, (Restricted, cost - $388,350, acquired 4/22/19), 5.189% (1-Month USD-LIBOR + 2.750%) due 5/2/22(m)	382,836
299,675	NR	Regionalcare Hospital Partners Holdings Inc., (Restricted, cost - $299,751, acquired 4/18/19), 6.930% (1-Month USD-LIBOR + 4.500%) due 11/16/25(m)	299,488
199,566	NR	Reynolds Group Holdings Inc., (Restricted, cost - $199,238, acquired 3/14/19), 5.189% (1-Month USD-LIBOR + 2.750%) due 2/5/23(m)	198,157
454,288	NR	RPI Finance Trust, (Restricted, cost - $456,279, acquired 4/17/17), 4.439% (1-Month USD-LIBOR + 2.000%) due 3/27/23(m)	454,608
302,189	NR	Scientific Games International Inc., (Restricted, cost - $304,639, acquired 2/2/18), 5.223% (1-Month USD-LIBOR + 2.750%/2-Month USD-LIBOR + 2.750%) due 8/14/24(m)	297,846
43,112	NR	Sprint Communications Inc., (Restricted, cost - $43,328, acquired 10/16/17), 5.000% (1-Month USD-LIBOR + 2.500%) due 2/2/24(m)	42,250
1,000,000	NR	TKC Holdings Inc., (Restricted, cost - $1,000,000, acquired 4/30/19) due 2/1/23(m)(n)	994,220
54,351	NR	Trans Union LLC, (Restricted, cost - $54,419, acquired 10/18/17), 4.439% (1-Month USD-LIBOR + 2.000%) due 4/10/23(m)	54,317
450,000	NR	UFC Holdings LLC, (Restricted, cost - $453,375, acquired 4/30/19) due 4/29/26(m)(n)	449,975
24,000	NR	Unitymedia Hessen GmbH & Co. KG, (Restricted, cost - $24,030, acquired 10/26/17), 4.690% (1-Month USD-LIBOR + 2.250%) due 9/30/25(m)	23,917
450,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $452,200, acquired 4/30/19) due 1/15/26(m)(n)	446,949
183,023	NR	Western Digital Corp., (Restricted, cost - $184,853, acquired 10/27/17), 4.187% (1-Month USD-LIBOR + 1.750%) due 4/29/23(m)	178,218

		TOTAL SENIOR LOANS (Cost - $12,600,420)	12,511,905

MUNICIPAL BONDS - 0.4%
California - 0.2%
530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	677,022
350,000	AA	San Jose Redevelopment Successor Agency, Tax Allocation, Series A, 3.176% due 8/1/26	364,654
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	30,221
266,000	AA	Series AQ, 4.767% due 5/15/15	313,521

		Total California	1,385,418

Massachusetts - 0.0%
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	107,147

New Jersey - 0.1%
650,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	732,303
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
110,000	BBB+	Series AA, 5.000% due 6/15/36	118,911
85,000	BBB+	Series B, 6.561% due 12/15/40	115,354

		Total New Jersey	966,568

New York - 0.1%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	657,040
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 5.000% due 11/1/42	90,201
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	417,116

		Total New York	1,164,357

Texas - 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, AMT, Series A, 5.000% due 11/1/45(o)	243,660

Virginia - 0.0%
202,264	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	214,644

		TOTAL MUNICIPAL BONDS (Cost - $3,909,541)	4,081,794

[753983.TX]161

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Shares/Units Rating††		Security	Value
PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
3,800		GMAC Capital Trust I, 8.303% (3-Month USD-LIBOR + 5.785%) due 2/15/40(c) (Cost - $94,240)	$98,116
		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,076,494,108)	1,094,050,724

Face Amount†
SHORT-TERM INVESTMENTS (p) - 7.0%
CERTIFICATE OF DEPOSIT - 0.3%
$ 3,200,000		Sumitomo Mitsui Banking Corp., 2.540% due 7/29/19(q) (Cost - $3,200,000)	3,200,000

COMMERCIAL PAPERS - 1.0%
1,850,000		BNG Bank NV, 2.541% due 7/16/19(q)	1,844,420
2,930,000		Mizuho Bank Ltd., 2.574% due 6/13/19(q)	2,927,921
2,700,000		Sumitomo Mitsui Trust Bank Ltd., 2.570% due 7/17/19(q)	2,691,585
3,660,000		Torronto-Dominion Bank, 2.536% due 7/25/19(q)	3,646,678

		TOTAL COMMERCIAL PAPERS (Cost - $11,110,604)	11,110,604

CORPORATE BOND - 0.1%
955,000		BellSouth LLC, 4.266% due 4/26/20(a) (Cost - $966,785)	966,785

MONEY MARKET FUND - 0.1%
1,127,115		Invesco STIT - Government & Agency Portfolio, 2.300%, Institutional Class(r) (Cost - $1,127,115)	1,127,115

REPURCHASE AGREEMENT - 2.5%
28,000,000		Merril Lynch & Co., Inc. repurchase agreement dated 5/31/19, 2.470% due 6/3/19, Proceeds at maturity - $28,001,921; (Fully collateralized by U.S. Treasury Bonds, 6.000% due 2/15/26; Market Valued - $29,055,171)(q) (Cost - $28,000,000)	28,000,000

TIME DEPOSITS - 2.5%
3,894,909		Banco Santander SA - Frankfurt, 1.740% due 6/3/19	3,894,909
19,081,744		Barclays Bank PLC - London, 1.740% due 6/3/19	19,081,744
113,027	EUR	BNP Paribas - Paris, (0.570)% due 6/3/19	126,268
4,429,568		Citibank - New York, 1.740% due 6/3/19	4,429,568

		TOTAL TIME DEPOSITS (Cost - $27,532,489)	27,532,489

U.S. GOVERNMENT AGENCIES - 0.3%
		Federal Home Loan Bank Discount Notes:
2,570,000		2.395% due 6/21/19(q)	2,566,935
1,290,000		2.407% due 8/1/19(q)	1,284,947

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $3,851,882)	3,851,882

U.S. GOVERNMENT OBLIGATIONS - 0.2%
		U.S. Treasury Bills:
287,000		2.414% due 6/20/19(q)(s)	286,675
2,339,000		2.310% due 7/23/19(q)	2,331,520

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $2,618,195)	2,618,195

		TOTAL SHORT-TERM INVESTMENTS (Cost - $78,407,070)	78,407,070

		TOTAL INVESTMENTS IN SECURITIES (Cost - $1,154,901,178)	1,172,457,794

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $457,997)	602,042

		TOTAL INVESTMENTS - 104.5% (Cost - $1,155,359,175)	1,173,059,836

		Liabilities in Excess of Other Assets - (4.5)%	(51,049,115)

		TOTAL NET ASSETS - 100.0%	$1,122,010,721

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019 amounts to approximately $114,808,553 and represents 10.2% of net assets.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Illiquid security.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	This security is traded on a TBA basis (See Note 1).
(i)	Principal only security.
(j)	Rating by Fitch Ratings Service. All ratings are unaudited.
(k)	Interest only security.
(l)	Affiliated security. As of May 31, 2019, total cost and total market value of affiliated securities amounted to $513,418 and $529,424, respectively.

Underlying Security	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of May 31, 2019
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.082% due 7/15/46	$31,020	$—	$(31,397)	$265	$112	$—	$691	$—
Series 2013-C13, Class A4, 4.039% due 11/15/46	515,213	—	—	—	14,211	—	15,258	529,424
Series 2015-C27, Class A4, 3.753% due 12/15/47	546,831	—	(561,263)	12,804	1,628	—	13,229	—
Series 2016-C30, Class C, 4.127% due 9/15/49	253,948	—	(259,330)	2,545	2,778	59	6,261	—

(m)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2019 amounts to approximately $12,511,905 and represents 1.1% of net assets.
(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(p)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 6.9%.
(q)	Rate shown represents yield-to-maturity.
(r)	Represents investment of collateral received from securities lending transactions.
(s)	All or a portion of this security is held at the broker as collateral for open future contracts.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2019, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Core Fixed Income Fund	$1,155,359,175	$35,262,693	$(18,123,531)	$17,139,162

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits

Summary of Investments by Security Type^
Corporate Bonds & Notes	28.1%
Mortgage-Backed Securities	26.1
U.S. Government Agencies & Obligations	23.7
Collateralized Mortgage Obligations	9.1
Sovereign Bonds	3.4
Asset-Backed Securities	1.4
Senior Loans	1.1
Municipal Bonds	0.4
Purchased Options	0.0	*
Preferred Stock	0.0	*
Short-Term Investments	6.7

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

[753983.TX]162

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2019, Core Fixed Income Fund held the following Options Contracts Purchased:

Schedule of Options Contracts Purchased

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price	Value
7,115,340	$7,115,340		OTC U.S. Dollar versus Euro, Call	CITI	11/4/19	EUR 1.14	$129,601
2,870,000	2,569,037	EUR	OTC U.S. Dollar versus Euro, Put	CITI	6/21/19	EUR 1.16	99,628

			Total Currency Options				$229,229

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
223	$26,061,383	U.S. Treasury 5-Year Note July Futures, Call	GSC	6/21/19	$117.00	$139,375
293	34,242,086	U.S. Treasury 5-Year Note July Futures, Put	GSC	6/21/19	$116.00	11,445
217	25,360,180	U.S. Treasury 5-Year Note July Futures, Put	GSC	6/21/19	$116.50	22,039
62	7,812,969	U.S. Treasury 10-Year Note July Futures, Put	GSC	6/21/19	$123.50	969
226	28,479,531	U.S. Treasury 10-Year Note July Futures, Put	GSC	6/21/19	$124.50	14,125
173	21,800,703	U.S. Treasury 10-Year Note July Futures, Put	GSC	6/21/19	$125.25	24,328
39	5,945,063	U.S. Treasury Bond July Futures, Call	GSC	6/21/19	$152.00	88,969
20	3,048,750	U.S. Treasury Bond July Futures, Call	GSC	6/21/19	$153.00	33,125
20	3,048,750	U.S. Treasury Bond July Futures, Call	GSC	6/21/19	$154.00	20,313
67	10,213,313	U.S. Treasury Bond July Futures, Put	GSC	6/21/19	$149.00	5,234
55	8,384,063	U.S. Treasury Bond July Futures, Put	GSC	6/21/19	$150.50	12,891

		Total Options on Futures				$372,813

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $457,997)				$602,042

[753983.TX]163

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2019, Core Fixed Income Fund held the following Options Contracts Written:

Schedule of Options Contracts Written

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
112	$13,089,125	U.S. Treasury 5-Year Note August Futures, Call	GSC	7/26/19	$117.00	$91,000
234	27,346,922	U.S. Treasury 5-Year Note August Futures, Put	GSC	7/26/19	$116.00	32,906
516	60,303,469	U.S. Treasury 5-Year Note September Futures, Put	GSC	8/23/19	$114.75	32,250
167	21,044,609	U.S. Treasury 10-Year Note August Futures, Put	GSC	7/26/19	$124.50	33,922
62	7,812,969	U.S. Treasury 10-Year Note July Futures, Call	GSC	6/21/19	$126.00	66,844
62	7,812,969	U.S. Treasury 10-Year Note July Futures, Put	GSC	6/21/19	$122.50	62
474	59,731,406	U.S. Treasury 10-Year Note September Futures, Put	GSC	8/23/19	$122.50	44,437
89	13,566,939	U.S. Treasury Bond August Futures, Put	GSC	7/26/19	$149.00	33,375

		Total Options on Futures				$334,796

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $461,289)				$334,796

[753983.TX]164

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2019, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	453	12/19	$110,170,373	$110,877,412	$707,039
90-Day Eurodollar June Futures	25	6/20	6,086,725	6,139,375	52,650
90-Day Eurodollar March Futures	19	3/21	4,628,163	4,670,676	42,513
Euro-BTP June Futures	42	6/19	5,993,923	6,103,393	109,470
U.S. Treasury 2-Year Note September Futures	688	9/19	147,023,158	147,694,251	671,093
U.S. Treasury 5-Year Note September Futures	163	9/19	18,914,296	19,130,852	216,556
U.S. Treasury Long Bond September Futures	81	9/19	12,224,570	12,451,218	226,648
U.S. Treasury Ultra Long Bond September Futures	235	9/19	40,142,567	41,308,593	1,166,026

					3,191,995

Contracts to Sell:
30-Day Federal Funds January Futures	93	1/20	37,942,764	38,034,230	(91,466)
30-Day Federal Funds July Futures	122	7/19	49,635,095	49,642,721	(7,626)
Euro-Bund June Futures	267	6/19	48,763,418	50,212,294	(1,448,876)
Japan Government 10-Year Bond June Futures	5	6/19	7,049,324	7,068,703	(19,379)
U.S. Treasury 5-Year Note September Futures	128	9/19	14,920,474	15,023,001	(102,527)
U.S. Treasury 10-Year Note September Futures	594	9/19	74,744,747	75,289,500	(544,753)

					(2,214,627)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$977,368

At May 31, 2019, Core Fixed Income Fund had deposited cash of $2,381,220 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

[753983.TX]165

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2019, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	8,000,000	USD	161,943	CITI	$149,933	9/23/19	$(12,010)
Argentine Peso	5,340,869	USD	102,650	CITI	99,476	9/27/19	(3,174)
Australian Dollar	511,019	USD	364,181	CITI	354,899	7/17/19	(9,282)
Brazilian Real	9,850,000	USD	2,524,864	CITI	2,499,872	7/17/19	(24,992)
Brazilian Real	11,879,000	USD	3,044,024	CITI	3,014,820	7/17/19	(29,204)
British Pound	545,347	USD	717,040	CITI	691,067	7/17/19	(25,973)
Canadian Dollar	13,347,647	USD	10,018,665	CITI	9,885,791	7/17/19	(132,874)
Euro	200,000	USD	226,600	CITI	224,266	7/17/19	(2,334)
Euro	1,017,604	USD	1,150,737	CITI	1,141,074	7/17/19	(9,663)
Indian Rupee	132,347,303	USD	1,873,016	CITI	1,891,426	7/17/19	18,410
Indian Rupee	127,800,000	USD	1,819,994	CITI	1,826,438	7/17/19	6,444
Indonesian Rupiah	32,166,905,537	USD	2,251,008	CITI	2,240,945	7/17/19	(10,063)
Indonesian Rupiah	46,700,690,000	USD	3,231,434	CITI	3,253,458	7/17/19	22,024
Mexican Peso	39,082,736	USD	2,004,294	CITI	1,978,964	7/17/19	(25,330)
Mexican Peso	18,981,497	USD	992,341	CITI	961,133	7/17/19	(31,208)
Russian Ruble	42,582,148	USD	645,134	CITI	646,811	7/17/19	1,677
South African Rand	8,680,000	USD	604,865	CITI	592,831	7/17/19	(12,034)

							(279,586)

Contracts to Sell:
Chinese Offshore Renminbi	26,818,047	USD	3,989,593	CITI	3,865,857	7/17/19	123,736
Chinese Offshore Renminbi	3,196,254	USD	475,746	CITI	460,744	7/17/19	15,002
Euro	200,000	USD	224,451	CITI	224,267	7/17/19	184
Euro	150,000	USD	167,710	CITI	168,200	7/17/19	(490)
Euro	50,000	USD	56,380	CITI	56,067	7/17/19	313
Euro	750,000	USD	844,612	CITI	841,001	7/17/19	3,611
Euro	200,000	USD	224,661	CITI	224,267	7/17/19	394
Euro	150,000	USD	169,770	CITI	168,200	7/17/19	1,570
Japanese Yen	6,697,641	USD	60,514	CITI	62,026	7/17/19	(1,512)
Philippine Peso	120,583,000	USD	2,288,537	CITI	2,305,918	7/17/19	(17,381)

							125,427

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(154,159)

[753983.TX]166

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2019, Core Fixed Income Fund held the following OTC Interest Rate Swap Contract:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	3-Month BRL-CDI-Compounded	0.084%	1/2/20	CITI	BRL	41,620,000	$289,550	$13,267	$276,283

[753983.TX]167

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2019, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	7.351%	4/5/21	PAM	*	MXN	15,700,000	$(11,226)	$—	$(11,226)
Pay	3-Month USD-LIBOR	2.264%	4/11/22	6-Month		USD	15,125,000	147,768	—	147,768
Pay	3-Month USD-LIBOR	2.283%	5/8/22	6-Month		USD	14,005,000	141,897	—	141,897
Receive	3-Month USD-LIBOR	2.337%	4/11/25	6-Month		USD	6,220,000	131,027	—	131,027
Receive	3-Month USD-LIBOR	2.370%	5/8/25	6-Month		USD	5,735,000	126,173	—	126,173
Receive	3-Month USD-LIBOR	2.500%	1/31/26	6-Month		USD	18,438,000	(607,293)	(258,761)	(348,532)
Receive	3-Month USD-LIBOR	2.750%	8/15/44	6-Month		USD	3,825,000	(341,125)	(17,835)	(323,290)
Receive	3-Month USD-LIBOR	2.875%	5/15/44	6-Month		USD	3,256,000	(368,652)	10,912	(379,564)
Receive	3-Month USD-LIBOR	3.330%	2/15/44	6-Month		USD	3,948,000	(814,754)	(2,074)	(812,680)
Receive	U.S. Federal Funds Effective Rate Index	2.250%	12/31/25	12-Month		USD	10,512,000	(335,455)	(113,092)	(222,363)

								$(1,931,640)	$(380,850)	$(1,550,790)

*	PAM - paid at maturity.

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
3-Month USD-LIBOR	U.S. Federal Funds Effective Rate Index + 0.254%	6/19/24	3-Month	USD	8,247,000	$17,475	$—	$17,475

[753983.TX]168

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2019, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared - Credit Default Swaps on Indexes - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit CDX North America High Yield Series 32 5-Year Index	5.000%	6/20/24	3-Month	3.933%	USD	3,300,000	$183,867	$185,050	$(1,183)

							$183,867	$185,050	$(1,183)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2019, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $682,439 for open centrally cleared swap contracts.

[753983.TX]169

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:
BRL	—	Brazilian Real
EUR	—	Euro
MXN	—	Mexican Peso
RUB	—	Russian Ruble

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 242-244 for definitions of ratings.

[753983.TX]170

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4%
Advertising - 0.1%
$ 78,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	$71,760

Aerospace/Defense - 0.9%
90,000	BB	BBA US Holdings Inc., Senior Unsecured Notes, 5.375% due 5/1/26(a)	91,350
		Bombardier Inc., Senior Unsecured Notes:
65,000	B-	6.000% due 10/15/22(a)	63,681
30,000	B-	6.125% due 1/15/23(a)	29,241
46,000	B-	7.875% due 4/15/27(a)	44,246
		TransDigm Inc., Company Guaranteed Notes:
200,000	B-	6.500% due 5/15/25	199,250
25,000	B-	6.375% due 6/15/26	24,531

		Total Aerospace/Defense	452,299

Agriculture - 0.3%
50,000	BBB	Altria Group Inc., Company Guaranteed Notes, 5.950% due 2/14/49	54,706
80,000	B-	Pyxus International Inc., Senior Secured Notes, 8.500% due 4/15/21(a)	82,000

		Total Agriculture	136,706

Apparel - 0.6%
130,000	BB-	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	128,313
120,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	123,000
74,000	BB+	William Carter Co., Company Guaranteed Notes, 5.625% due 3/15/27(a)	75,850

		Total Apparel	327,163

Auto Manufacturers - 0.6%
70,000	Ba3(b)	Allison Transmission Inc., Senior Unsecured Notes, 4.750% due 10/1/27(a)	67,462
40,000	BB-	JB Poindexter & Co., Inc., Senior Unsecured Notes, 7.125% due 4/15/26(a)	41,000
180,000	B-	Navistar International Corp., Company Guaranteed Notes, 6.625% due 11/1/25(a)	184,954

		Total Auto Manufacturers	293,416

Auto Parts & Equipment - 0.7%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
30,000	B	6.625% due 10/15/22	30,412
100,000	B	6.500% due 4/1/27	94,875
50,000	BB	Delphi Technologies PLC, Company Guaranteed Notes, 5.000% due 10/1/25(a)	42,625
		Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
126,000	B	Company Guaranteed Notes, 8.500% due 5/15/27(a)	126,000
70,000	B+	Senior Secured Notes, 6.250% due 5/15/26(a)	71,575

		Total Auto Parts & Equipment	365,487

Banks - 2.9%
		CIT Group Inc.:
20,000	BB+	Senior Unsecured Notes, 5.250% due 3/7/25	21,178
130,000	BB	Subordinated Notes, 6.125% due 3/9/28	142,909
40,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	41,385
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	223,460
200,000	BB-	Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	207,878
200,000	BBB+	Danske Bank A/S, Senior Unsecured Notes, 5.375% due 1/12/24(a)	211,913
240,000	Baa3(b)	HSBC Holdings PLC, Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(c)(d)	240,514
200,000	B+	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(c)(d)	211,500
200,000	BB	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	205,628

		Total Banks	1,506,365

Beverages - 0.1%
80,000	B	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	79,100

[753983.TX]171

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Building Materials - 1.0%
		Builders FirstSource Inc., Senior Secured Notes:
$ 83,000	BB-	5.625% due 9/1/24(a)	$83,207
33,000	BB-	6.750% due 6/1/27(a)	33,495
		Standard Industries Inc., Senior Unsecured Notes:
8,000	BBB-	5.500% due 2/15/23(a)	8,130
225,000	BBB-	6.000% due 10/15/25(a)	233,152
10,000	BBB-	4.750% due 1/15/28(a)	9,588
		Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes:
50,000	BB	5.125% due 6/1/25(a)	49,250
70,000	BB	6.500% due 3/15/27(a)	71,925
40,000	BB-	US Concrete Inc., Company Guaranteed Notes, 6.375% due 6/1/24	40,900

		Total Building Materials	529,647

Chemicals - 1.0%
15,000	BB-	Chemours Co. (The), Company Guaranteed Notes, 7.000% due 5/15/25	15,038
54,000	BB-	Nufarm Australia Ltd./Nufarm Americas Inc., Company Guaranteed Notes, 5.750% due 4/30/26(a)	51,165
80,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	77,300
19,000	B-	Tronox Inc., Company Guaranteed Notes, 6.500% due 4/15/26(a)	17,931
340,000	BB	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	345,950

		Total Chemicals	507,384

Coal - 0.0%
51,197	D	Murray Energy Corp., Secured Notes, 12.000% (9.000% cash and 3.000% PIK) due 4/15/24(a)(e)	17,663

Commercial Services - 3.5%
100,000	BB	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	97,000
125,000	B	Carriage Services Inc., Company Guaranteed Notes, 6.625% due 6/1/26(a)	128,230
80,000	B-	Flexi-Van Leasing Inc., Secured Notes, 10.000% due 2/15/23(a)	74,000
115,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	117,035
153,000	B-	Laureate Education Inc., Company Guaranteed Notes, 8.250% due 5/1/25(a)	166,042
		Prime Security Services Borrower LLC/Prime Finance Inc.:
44,000	B-	Secured Notes, 9.250% due 5/15/23(a)	46,172
		Senior Secured Notes:
30,000	BB-	5.250% due 4/15/24(a)	29,513
80,000	BB-	5.750% due 4/15/26(a)	78,950
		Service Corp. International, Senior Unsecured Notes:
70,000	BB	7.500% due 4/1/27	81,900
83,000	BB	5.125% due 6/1/29	84,641
		ServiceMaster Co. LLC (The):
80,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	80,200
320,000	B	Senior Unsecured Notes, 7.450% due 8/15/27	340,800
47,000	CCC+	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)(f)	38,981
107,000	B	TMS International Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	104,593
		United Rentals North America Inc., Company Guaranteed Notes:
210,000	BB-	5.875% due 9/15/26	218,400
50,000	BB-	6.500% due 12/15/26	53,125
20,000	BB-	5.500% due 5/15/27	20,225
110,000	B	Weight Watchers International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	103,953

		Total Commercial Services	1,863,760

Computers - 0.6%
		Dell International LLC/EMC Corp.:
105,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	110,676
90,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	97,331
86,000	CCC	West Corp., Company Guaranteed Notes, 8.500% due 10/15/25(a)	68,800
46,000	BB+	Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	43,735

		Total Computers	320,542

[753983.TX]172

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Distribution/Wholesale - 0.2%
$ 22,000	B	IAA Spinco Inc., Senior Unsecured Notes, 5.500% due 6/15/27(a)	$22,385
89,000	B	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	88,110

		Total Distribution/Wholesale	110,495

Diversified Financial Services - 1.3%
90,000	BB-	Ally Financial Inc., Subordinated Notes, 5.750% due 11/20/25	96,638
150,000	CCC	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(a)	105,750
		Navient Corp., Senior Unsecured Notes:
50,000	B+	5.000% due 10/26/20	50,687
50,000	B+	5.875% due 3/25/21	51,172
50,000	B+	6.625% due 7/26/21	51,986
50,000	B+	5.875% due 10/25/24	50,250
78,000	B+	6.750% due 6/15/26	78,585
200,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.250% due 1/15/28(a)	186,690

		Total Diversified Financial Services	671,758

Electric - 1.7%
		AES Corp., Senior Unsecured Notes:
19,000	BB+	5.500% due 4/15/25	19,669
195,000	BB+	6.000% due 5/15/26	204,750
		Calpine Corp.:
70,000	BB	Senior Secured Notes, 5.875% due 1/15/24(a)	70,766
10,000	B	Senior Unsecured Notes, 5.500% due 2/1/24	9,725
152,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	148,010
		NRG Energy Inc.:
155,000	BB	Company Guaranteed Notes, 5.750% due 1/15/28	162,363
27,000	BB	Senior Unsecured Notes, 5.250% due 6/15/29(a)	27,781
40,000	B	Talen Energy Supply LLC, Company Guaranteed Notes, 10.500% due 1/15/26(a)	40,100
		Vistra Energy Corp., Company Guaranteed Notes:
95,000	BB	7.625% due 11/1/24	100,173
85,000	BB	8.125% due 1/30/26(a)	91,481

		Total Electric	874,818

Electrical Components & Equipment - 0.3%
		Energizer Holdings Inc., Company Guaranteed Notes:
130,000	B+	6.375% due 7/15/26(a)	130,650
34,000	B+	7.750% due 1/15/27(a)	35,530

		Total Electrical Components & Equipment	166,180

Electronics - 0.2%
100,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 6/15/23	97,125
25,000	BB+	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(a)	25,750

		Total Electronics	122,875

Energy - Alternate Sources - 0.3%
		TerraForm Power Operating LLC, Company Guaranteed Notes:
65,000	BB-	step bond to yield, 6.625% due 6/15/25(a)	67,356
75,000	BB-	5.000% due 1/31/28(a)	72,375

		Total Energy - Alternate Sources	139,731

Engineering & Construction - 0.4%
80,000	B-	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(a)	84,200
110,000	BB-	TopBuild Corp., Company Guaranteed Notes, 5.625% due 5/1/26(a)	111,375

		Total Engineering & Construction	195,575

Entertainment - 2.5%
		AMC Entertainment Holdings Inc., Company Guaranteed Notes:
202,000	CCC+	5.750% due 6/15/25	184,325

[753983.TX]173

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Entertainment - 2.5% - (continued)
$ 100,000	CCC+	6.125% due 5/15/27	$88,385
40,000	B	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(a)	43,400
103,000	B-	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	100,991
115,000	BB	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23	116,006
102,000	B	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	104,417
23,000	CCC+	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	23,036
70,000	B-	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.875% due 11/1/24(a)	70,700
200,000	BB	Merlin Entertainments PLC, Senior Unsecured Notes, 5.750% due 6/15/26(a)	204,750
		Scientific Games International Inc.:
72,000	B-	Company Guaranteed Notes, 10.000% due 12/1/22	75,780
80,000	B+	Senior Secured Notes, 5.000% due 10/15/25(a)	78,630
90,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	90,675
90,000	B-	Stars Group Holdings BV/Stars Group US Co-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(a)	92,813
30,000	B	Twin River Worldwide Holdings Inc., Senior Unsecured Notes, 6.750% due 6/1/27(a)	30,521

		Total Entertainment	1,304,429

Environmental Control - 2.1%
150,000	B	Advanced Disposal Services Inc., Company Guaranteed Notes, 5.625% due 11/15/24(a)	156,750
		Covanta Holding Corp., Senior Unsecured Notes:
175,000	B	5.875% due 3/1/24	179,813
70,000	B	5.875% due 7/1/25	71,750
		GFL Environmental Inc., Senior Unsecured Notes:
150,000	CCC+	5.375% due 3/1/23(a)	147,000
30,000	CCC+	7.000% due 6/1/26(a)	28,941
165,000	CCC+	8.500% due 5/1/27(a)	168,798
154,000	B+	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(a)	155,155
175,000	B+	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	174,125

		Total Environmental Control	1,082,332

Food - 1.6%
150,000	B-	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 6/15/25(a)	144,750
160,000	BB	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	161,200
20,000	BB-	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	20,169
		Post Holdings Inc., Company Guaranteed Notes:
180,000	B+	5.500% due 3/1/25(a)	182,250
50,000	B+	5.000% due 8/15/26(a)	49,127
60,000	B-	Simmons Foods Inc., Secured Notes, 5.750% due 11/1/24(a)	54,000
205,000	BB	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	208,844

		Total Food	820,340

Forest Products & Paper - 0.5%
		Mercer International Inc., Senior Unsecured Notes:
175,000	BB-	6.500% due 2/1/24	179,375
110,000	BB-	5.500% due 1/15/26	108,872

		Total Forest Products & Paper	288,247

Gas - 0.3%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
70,000	Ba3(b)	5.625% due 5/20/24	72,800
80,000	Ba3(b)	5.500% due 5/20/25	81,704

		Total Gas	154,504

Hand/Machine Tools - 0.1%
		Colfax Corp., Company Guaranteed Notes:
19,000	BB+	6.000% due 2/15/24(a)	19,705
32,000	BB+	6.375% due 2/15/26(a)	33,480

		Total Hand/Machine Tools	53,185

[753983.TX]174

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Healthcare - Products - 0.6%
$ 30,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 2/15/22(a)	$30,450
180,000	B	Kinetic Concepts Inc./KCI USA Inc., Secured Notes, 12.500% due 11/1/21(a)	198,846
115,000	BB	Teleflex Inc., Company Guaranteed Notes, 4.625% due 11/15/27	114,051

		Total Healthcare - Products	343,347

Healthcare - Services - 6.9%
130,000	B+	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 4.875% due 1/15/26(a)	129,350
		Centene Corp., Senior Unsecured Notes:
110,000	BB+	4.750% due 5/15/22	111,481
300,000	BB+	6.125% due 2/15/24	313,539
115,000	BB+	5.375% due 6/1/26(a)	119,566
90,000	BB	Charles River Laboratories International Inc., Company Guaranteed Notes, 5.500% due 4/1/26(a)	93,713
100,000	B-	CHS/Community Health Systems Inc., Senior Secured Notes, 8.000% due 3/15/26(a)	96,050
100,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	94,945
		Eagle Holding Co. II LLC:
106,000	CCC+	Senior Unsecured Notes, 7.625% (7.625% cash or 8.375 PIK) due 5/15/22(a)(e)	106,397
93,000	Caa1(b)	Unsecured Notes, 7.750% due 5/15/22(a)(e)	93,814
940,000	NR	Escrow Magellan Health, 9.750% due 5/15/20#(g)	—
		HCA Inc.:
		Company Guaranteed Notes:
350,000	BB-	5.375% due 2/1/25	366,082
65,000	BB-	5.375% due 9/1/26	67,607
265,000	BB-	5.625% due 9/1/28	276,949
45,000	BB-	5.875% due 2/1/29	47,813
80,000	BB-	7.500% due 11/6/33	91,200
140,000	BB-	7.500% due 11/15/95	143,500
25,000	BBB-	Senior Secured Notes, 5.000% due 3/15/24	26,586
224,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	223,440
178,000	B-	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 12/1/22(a)(e)	175,553
80,000	B+	RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes, 8.250% due 5/1/23(a)	84,680
84,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	88,612
236,000	B+	Syneos Health Inc./in Ventiv Health Inc./in Ventiv Health Clinical Inc., Company Guaranteed Notes, 7.500% due 10/1/24(a)	246,620
		Tenet Healthcare Corp.:
60,000	BB-	Senior Secured Notes, 6.000% due 10/1/20	61,863
		Senior Unsecured Notes:
110,000	CCC+	8.125% due 4/1/22	115,404
230,000	CCC+	6.750% due 6/15/23	229,712
		WellCare Health Plans Inc., Senior Unsecured Notes:
144,000	BB	5.250% due 4/1/25	146,477
76,000	BB	5.375% due 8/15/26(a)	78,067

		Total Healthcare - Services	3,629,020

Home Builders - 1.0%
160,000	B+	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	156,800
		Lennar Corp., Company Guaranteed Notes:
80,000	BB+	4.500% due 4/30/24	81,000
30,000	BB+	5.875% due 11/15/24	31,950
80,000	BB+	4.750% due 11/29/27	81,000
44,000	Ba3(b)	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.875% due 6/15/27(a)	43,987
		William Lyon Homes Inc., Company Guaranteed Notes:
60,000	B+	7.000% due 8/15/22	60,150
70,000	B+	6.000% due 9/1/23	69,650
10,000	B+	5.875% due 1/31/25	9,650

		Total Home Builders	534,187

[753983.TX]175

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Household Products/Wares - 0.9%
		Central Garden & Pet Co., Company Guaranteed Notes:
$ 165,000	BB	6.125% due 11/15/23	$171,187
100,000	BB	5.125% due 2/1/28	96,250
225,000	B+	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	229,489

		Total Household Products/Wares	496,926

Insurance - 0.7%
50,000	BB+	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 5.500% due 5/1/25(a)	50,925
34,000	CCC+	GTCR AP Finance Inc., Senior Unsecured Notes, 8.000% due 5/15/27(a)	33,405
105,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.000% due 5/1/26(a)	103,520
50,000	BB+	Radian Group Inc., Senior Unsecured Notes, 4.500% due 10/1/24	50,000
139,000	CCC+	USI Inc., Senior Unsecured Notes, 6.875% due 5/1/25(a)	135,177

		Total Insurance	373,027

Internet - 1.1%
65,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	68,575
39,000	B+	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	39,390
80,000	BB	Match Group Inc., Senior Unsecured Notes, 6.375% due 6/1/24	84,100
		Netflix Inc., Senior Unsecured Notes:
60,000	BB-	5.875% due 2/15/25	63,807
150,000	BB-	5.875% due 11/15/28	157,875
60,000	BB-	6.375% due 5/15/29(a)	65,407
36,000	NR	Twitter Inc., Senior Unsecured Notes, 1.000% due 9/15/21	34,491
79,000	B	Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/25	81,567

		Total Internet	595,212

Iron/Steel - 0.3%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	36,400
120,000	B	Allegheny Technologies Inc., Senior Unsecured Notes, 7.875% due 8/15/23	126,415

		Total Iron/Steel	162,815

Leisure Time - 1.3%
106,000	BB+	NCL Corp., Ltd., Senior Unsecured Notes, 4.750% due 12/15/21(a)	107,060
65,000	BBB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	69,956
395,000	B	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(a)	384,067
130,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	127,075

		Total Leisure Time	688,158

Lodging - 1.4%
160,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27	161,526
20,000	CCC	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes, 10.250% due 11/15/22(a)	21,500
200,000	BB-	MGM China Holdings Ltd., Senior Unsecured Notes, 5.875% due 5/15/26(a)	204,000
		MGM Resorts International, Company Guaranteed Notes:
175,000	BB-	7.750% due 3/15/22	193,375
60,000	BB-	5.750% due 6/15/25	63,225
40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	39,300
42,000	BB	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	39,961

		Total Lodging	722,887

Machinery - Diversified - 0.3%
60,000	B	Cleaver-Brooks Inc., Senior Secured Notes, 7.875% due 3/1/23(a)	57,750
53,000	B	Cloud Crane LLC, Secured Notes, 10.125% due 8/1/24(a)	56,445
30,000	CCC	MAI Holdings Inc., (Restricted, cost - $30,000, acquired 6/14/18), Senior Secured Notes, 9.500% due 6/1/23(h)	19,500

		Total Machinery - Diversified	133,695

Machinery-Construction & Mining - 0.1%
30,000	BB+	BWX Technologies Inc., Company Guaranteed Notes, 5.375% due 7/15/26(a)	30,750

[753983.TX]176

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Media - 6.9%
		Altice Luxembourg SA:
$ 200,000	B-	Company Guaranteed Notes, 7.750% due 5/15/22(a)	$204,000
200,000	B-	Senior Unsecured Notes, 10.500% due 5/15/27(a)	200,350
110,000	NR	American Media LLC, Secured Notes, 10.500% due 12/31/26(a)	114,675
325,000	B	Cablevision Systems Corp., Senior Unsecured Notes, 5.875% due 9/15/22	337,090
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
150,000	BB	5.125% due 5/1/23(a)	151,455
205,000	BB	5.875% due 4/1/24(a)	211,919
40,000	BB	5.750% due 2/15/26(a)	41,575
110,000	BB	5.125% due 5/1/27(a)	110,344
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
60,000	BBB-	4.908% due 7/23/25	63,375
90,000	BBB-	6.484% due 10/23/45	101,594
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
75,000	B-	6.500% due 11/15/22	76,875
11,000	CCC+	9.250% due 2/15/24(a)	11,767
		CSC Holdings LLC:
200,000	BB	Company Guaranteed Notes, 6.500% due 2/1/29(a)	211,815
		Senior Unsecured Notes:
100,000	B	6.750% due 11/15/21	106,875
169,000	B	10.875% due 10/15/25(a)	192,246
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B-	6.750% due 6/1/21	20,700
80,000	B-	5.875% due 11/15/24	72,224
410,000	B-	7.750% due 7/1/26	377,200
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	43,566
15,000	CCC+	3.375% due 8/15/26	13,821
60,000	B-	Entercom Media Corp., Secured Notes, 6.500% due 5/1/27(a)	61,050
40,000	B	EW Scripps Co. (The), Company Guaranteed Notes, 5.125% due 5/15/25(a)	37,700
1,124	WR(b)	LBI Media Inc., Secured Notes, 13.500% due 4/15/20(a)(i)	59
2,000	CCC+	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Senior Unsecured Notes, 7.875% due 5/15/24(a)	1,820
80,000	B+	Meredith Corp., Company Guaranteed Notes, 6.875% due 2/1/26	82,792
		Sirius XM Radio Inc., Company Guaranteed Notes:
225,000	BB	6.000% due 7/15/24(a)	232,076
8,000	BB	5.000% due 8/1/27(a)	7,910
70,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	82,500
80,000	B	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	73,661
200,000	BB	UPCB Finance IV Ltd., Senior Secured Notes, 5.375% due 1/15/25(a)	203,000
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	199,750

		Total Media	3,645,784

Metal Fabricate/Hardware - 0.5%
29,000	CCC	Hillman Group Inc.(The), Company Guaranteed Notes, 6.375% due 7/15/22(a)	26,535
150,000	B+	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	146,532
89,000	B	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	87,887

		Total Metal Fabricate/Hardware	260,954

Mining - 3.3%
400,000	BB+	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(a)	403,000
		Eldorado Gold Corp.:
76,000	B	Company Guaranteed Notes, 6.125% due 12/15/20(a)	76,061
33,000	B	Secured Notes, 9.500% due 6/1/24(a)	32,505
		First Quantum Minerals Ltd., Company Guaranteed Notes:
200,000	B	7.250% due 4/1/23(a)	183,250
200,000	B	7.500% due 4/1/25(a)	179,500

[753983.TX]177

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Mining - 3.3% - (continued)
$ 479,000	BB	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	$410,982
200,000	B+	Hudbay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	199,500
177,135	WR(b)	Midwest Vanadium Pty Ltd., Senior Secured Notes, 13.250% due 2/15/18(a)(i)(j)	664
110,000	B	New Gold Inc., Company Guaranteed Notes, 6.375% due 5/15/25(a)	82,088
60,000	BB-	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)	46,950
140,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.250% due 7/15/41	146,788

		Total Mining	1,761,288

Miscellaneous Manufacturers - 0.1%
80,000	B	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	73,000

Oil & Gas - 9.9%
		Antero Resources Corp., Company Guaranteed Notes:
135,000	BB+	5.125% due 12/1/22	133,819
5,000	BB+	5.625% due 6/1/23	4,962
		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes:
30,000	BB-	10.000% due 4/1/22(a)	31,984
82,000	BB-	7.000% due 11/1/26(a)	77,260
		Berry Petroleum Co. LLC:
31,000	B+	Company Guaranteed Notes, 7.000% due 2/15/26(a)	30,148
		Senior Unsecured Notes:
310,000	NR	6.750% due 11/1/20#(g)	—
790,000	NR	6.375% due 9/15/22#(g)	—
94,000	B+	Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., Company Guaranteed Notes, 6.875% due 2/1/25	92,238
30,000	B+	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 7/15/25	29,400
		Centennial Resource Production LLC, Company Guaranteed Notes:
70,000	BB-	5.375% due 1/15/26(a)	66,850
65,000	BB-	6.875% due 4/1/27(a)	64,688
		Chesapeake Energy Corp., Company Guaranteed Notes:
190,000	B+	5.500% due 9/15/26	154,375
60,000	B+	8.000% due 6/15/27	53,400
100,000	B	Covey Park Energy LLC/Covey Park Finance Corp., Company Guaranteed Notes, 7.500% due 5/15/25(a)	89,500
245,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	235,506
81,000	BB-	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	81,709
		Diamondback Energy Inc., Company Guaranteed Notes:
50,000	BB+	4.750% due 11/1/24	51,062
190,000	BB+	5.375% due 5/31/25	198,075
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
57,000	BB-	5.500% due 1/30/26(a)	58,425
278,000	BB-	5.750% due 1/30/28(a)	289,468
30,000	CCC+	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(a)	25,575
		Extraction Oil & Gas Inc., Company Guaranteed Notes:
140,000	B	7.375% due 5/15/24(a)	121,100
213,000	B	5.625% due 2/1/26(a)	168,270
120,000	B	Great Western Petroleum LLC/Great Western Finance Corp., Senior Unsecured Notes, 9.000% due 9/30/21(a)	95,250
125,000	BB-	Gulfport Energy Corp., Company Guaranteed Notes, 6.625% due 5/1/23	115,625
50,000	BB+	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	50,314
10,000	B+	Indigo Natural Resources LLC, Senior Unsecured Notes, 6.875% due 2/15/26(a)	9,025
12,000	B+	Jagged Peak Energy LLC, Company Guaranteed Notes, 5.875% due 5/1/26	11,775
90,000	BB-	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	89,550
		MEG Energy Corp.:
120,000	BB-	Company Guaranteed Notes, 7.000% due 3/31/24(a)	107,700
30,000	BB	Secured Notes, 6.500% due 1/15/25(a)	28,978
170,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 5.625% due 5/1/27	175,100

[753983.TX]178

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Oil & Gas - 9.9% - (continued)
$ 13,000	BB	Nabors Industries Inc., Company Guaranteed Notes, 5.750% due 2/1/25	$10,640
150,750	B+	Northern Oil & Gas Inc., Secured Notes, 9.500% (8.500% cash or 1.000% PIK) due 5/15/23(e)	156,026
		Oasis Petroleum Inc., Company Guaranteed Notes:
77,000	BB-	6.875% due 1/15/23	74,112
50,000	BB-	6.250% due 5/1/26(a)(f)	44,500
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
105,000	BB-	5.250% due 8/15/25(a)	103,425
65,000	BB-	5.625% due 10/15/27(a)	64,514
		PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
135,000	BB	7.000% due 11/15/23	138,375
173,000	BB	7.250% due 6/15/25	176,244
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	45,012
20,000	BB-	5.750% due 2/1/29	20,227
55,000	BB-	Precision Drilling Corp., Company Guaranteed Notes, 7.125% due 1/15/26(a)	52,388
30,000	B	Pride International LLC, Company Guaranteed Notes, 7.875% due 8/15/40	20,700
16,000	BB-	QEP Resources Inc., Senior Unsecured Notes, 5.625% due 3/1/26	14,520
60,000	BB+	Range Resources Corp., Company Guaranteed Notes, 5.000% due 3/15/23	56,250
185,000	BB	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	175,981
240,000	B-	Shelf Drilling Holdings Ltd., Company Guaranteed Notes, 8.250% due 2/15/25(a)	223,200
		SM Energy Co., Senior Unsecured Notes:
130,000	BB-	6.750% due 9/15/26(f)	116,740
35,000	BB-	6.625% due 1/15/27	30,975
		Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
110,000	BB-	4.875% due 1/15/23	111,124
48,000	BB-	5.500% due 2/15/26	48,600
80,000	B+	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	81,000
89,775	B+	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(a)	90,673
		Transocean Inc., Company Guaranteed Notes:
2,000	B	9.000% due 7/15/23(a)	2,062
84,000	B	7.250% due 11/1/25(a)	78,435
64,000	B	7.500% due 1/15/26(a)	60,080
80,000	B-	6.800% due 3/15/38	58,800
94,500	B+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	95,799
		Whiting Petroleum Corp., Company Guaranteed Notes:
30,000	BB	5.750% due 3/15/21	29,769
114,000	BB	6.625% due 1/15/26	104,880
		WPX Energy Inc., Senior Unsecured Notes:
130,000	BB-	8.250% due 8/1/23	143,975
30,000	BB-	5.750% due 6/1/26	29,869

		Total Oil & Gas	5,200,026

Oil & Gas Services - 0.0%
25,000	B	Nine Energy Service Inc., Senior Unsecured Notes, 8.750% due 11/1/23(a)	24,875

Packaging & Containers - 2.4%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes:
200,000	B	7.250% due 5/15/24(a)	209,000
200,000	B	6.000% due 2/15/25(a)	198,540
22,000	BB	Berry Global Escrow Corp., Secured Notes, 5.625% due 7/15/27(a)	22,284
		Berry Global Inc., Secured Notes:
75,000	BB	5.125% due 7/15/23	75,844
19,000	BB	4.500% due 2/15/26(a)	18,006
25,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	24,281

[753983.TX]179

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Packaging & Containers - 2.4% - (continued)
$ 160,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26	$161,280
80,000	CCC+	Flex Acquisition Co., Inc., Senior Unsecured Notes, 7.875% due 7/15/26(a)	72,200
90,000	BB-	Greif Inc., Company Guaranteed Notes, 6.500% due 3/1/27(a)	90,675
		Pactiv LLC, Senior Unsecured Notes:
40,000	B-	7.950% due 12/15/25	41,000
90,000	B-	8.375% due 4/15/27	92,700
255,000	B-	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes, 7.000% due 7/15/24(a)	257,174

		Total Packaging & Containers	1,262,984

Pharmaceuticals - 3.8%
		Bausch Health Americas Inc., Company Guaranteed Notes:
210,000	B-	9.250% due 4/1/26(a)	227,916
110,000	B-	8.500% due 1/31/27(a)	115,741
		Bausch Health Cos Inc.:
28,000	B-	Company Guaranteed Notes, 7.000% due 1/15/28(a)	27,755
17,000	BB-	Senior Secured Notes, 5.750% due 8/15/27(a)	17,202
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:
12,000	B-	5.500% due 3/1/23(a)	12,075
15,000	B-	6.125% due 4/15/25(a)	14,653
80,000	B-	9.000% due 12/15/25(a)	86,400
		Senior Secured Notes:
263,000	BB-	7.000% due 3/15/24(a)	275,328
227,000	BB-	5.500% due 11/1/25(a)	229,166
649,000	B-	BioScrip Inc. First Lien Notes, Senior Secured Notes, zero coupon, due 8/15/20(c)(g)(j)	678,238
60,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(a)	59,475
110,000	CCC+	NVA Holdings Inc., Company Guaranteed Notes, 6.875% due 4/1/26(a)	107,800
70,000	B+	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)	67,900
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
80,000	BB	2.200% due 7/21/21	74,116
20,000	BB	2.800% due 7/21/23	16,725
15,000	B	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(a)	15,656

		Total Pharmaceuticals	2,026,146

Pipelines - 3.9%
		Antero Midstream Partners LP/Antero Midstream Finance Corp.:
90,000	BB+	Company Guaranteed Notes, 5.375% due 9/15/24	89,284
57,000	BB+	Senior Unsecured Notes, 5.750% due 3/1/27(a)	57,570
		Blue Racer Midstream LLC/Blue Racer Finance Corp.:
100,000	B	Company Guaranteed Notes, 6.125% due 11/15/22(a)	100,000
80,000	B	Senior Unsecured Notes, 6.625% due 7/15/26(a)	80,800
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
200,000	BB	7.000% due 6/30/24	223,440
100,000	BB	5.125% due 6/30/27	103,752
20,000	NR	Cheniere Energy Inc., Senior Unsecured Notes, 4.250% due 3/15/45	15,500
80,000	BB	Cheniere Energy Partners LP, Senior Secured Notes, 5.250% due 10/1/25	80,500
43,000	BB-	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes, 5.625% due 5/1/27(a)	42,194
80,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	82,800
39,000	BB+	EnLink Midstream LLC, Company Guaranteed Notes, 5.375% due 6/1/29	38,814
110,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 5.625% due 6/15/24	103,950
140,000	B+	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 11/1/23	142,828
80,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	99,200
100,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(c)(d)	92,922

[753983.TX]180

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Pipelines - 3.9% - (continued)
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
$ 90,000	BBB-	7.500% due 7/15/38(a)	$99,743
130,000	BBB-	6.875% due 4/15/40(a)	140,796
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
60,000	BB	4.250% due 11/15/23	59,100
80,000	BB	5.875% due 4/15/26	82,900
43,000	BB	6.500% due 7/15/27(a)	44,890
68,000	BB	6.875% due 1/15/29(a)	72,633
150,000	BBB	Williams Cos., Inc. (The), Senior Unsecured Notes, 8.750% due 3/15/32	211,141

		Total Pipelines	2,064,757

Private Equity - 0.4%
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
125,000	BB+	6.250% due 2/1/22	127,656
66,000	BB+	6.250% due 5/15/26(a)	65,670

		Total Private Equity	193,326

Real Estate - 0.9%
164,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	163,590
80,000	B	Forestar Group Inc., Senior Unsecured Notes, 8.000% due 4/15/24(a)	81,600
217,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	215,915
15,000	BB-	Hunt Cos., Inc., Senior Secured Notes, 6.250% due 2/15/26(a)	13,969
20,000	B+	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(a)	18,500

		Total Real Estate	493,574

Real Estate Investment Trusts (REITs) - 1.7%
50,000	BB	CoreCivic Inc., Company Guaranteed Notes, 5.000% due 10/15/22	50,312
60,000	BB	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	61,650
80,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	80,400
220,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 6.000% due 4/15/26	202,950
120,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.750% due 6/1/28	130,890
23,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 5.750% due 2/1/27(a)	23,719
80,000	BB-	MGP Escrow Issuer LLC, Company Guaranteed Notes, 4.500% due 9/1/26	78,376
50,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 5.000% due 10/15/27	49,500
16,000	BB-	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 5.000% due 4/15/23	16,160
201,754	BB	VICI Properties 1 LLC/VICI FC Inc., Secured Notes, 8.000% due 10/15/23	219,912

		Total Real Estate Investment Trusts (REITs)	913,869

Retail - 2.8%
		1011778 BC ULC/New Red Finance Inc.:
232,000	B	Secured Notes, 5.000% due 10/15/25(a)	229,100
120,000	BB-	Senior Secured Notes, 4.250% due 5/15/24(a)	118,950
100,000	B+	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(a)	94,907
60,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	60,225
80,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	81,200
		Golden Nugget Inc.:
225,000	CCC+	Company Guaranteed Notes, 8.750% due 10/1/25(a)	226,969
94,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/24(a)	93,530
160,000	BB	L Brands Inc., Company Guaranteed Notes, 5.250% due 2/1/28	143,400
		Party City Holdings Inc., Company Guaranteed Notes:
25,000	B-	6.125% due 8/15/23(a)(f)	25,375
105,000	B-	6.625% due 8/1/26(a)(f)	104,737
150,000	BB+	Reliance Intermediate Holdings LP, Senior Secured Notes, 6.500% due 4/1/23(a)	154,125
70,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	69,300
70,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.875% due 3/1/27	68,075

		Total Retail	1,469,893

Semiconductors - 0.5%
100,000	BB	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 9/15/27(a)	96,000
10,000	NR	Cree Inc., Senior Unsecured Notes, 0.875% due 9/1/23(a)	11,415

[753983.TX]181

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Semiconductors - 0.5% - (continued)
$ 55,000	BB	Entegris Inc., Company Guaranteed Notes, 4.625% due 2/10/26(a)	$55,000
100,000	BB+	Sensata Technologies UK Financing Co. PLC, Company Guaranteed Notes, 6.250% due 2/15/26(a)	104,500

		Total Semiconductors	266,915

Software - 2.0%
97,000	CCC+	Camelot Finance SA, Company Guaranteed Notes, 7.875% due 10/15/24(a)	101,001
		CDK Global Inc., Senior Unsecured Notes:
80,000	BB+	5.875% due 6/15/26	83,200
70,000	BB+	4.875% due 6/1/27	68,862
22,000	BB+	5.250% due 5/15/29(a)	21,973
80,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	82,000
350,000	B+	First Data Corp., Secured Notes, 5.750% due 1/15/24(a)	359,625
215,000	BB	j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(a)	220,106
175,000	CCC	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	115,500

		Total Software	1,052,267

Telecommunications - 7.2%
710,000	B	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(a)	695,356
		CenturyLink Inc., Senior Unsecured Notes:
50,000	B+	6.450% due 6/15/21	52,125
70,000	B+	6.750% due 12/1/23	73,434
22,000	B	CommScope Inc., Company Guaranteed Notes, 8.250% due 3/1/27(a)	21,863
		CommScope Technologies LLC, Company Guaranteed Notes:
224,000	B	6.000% due 6/15/25(a)	204,292
60,000	B	5.000% due 3/15/27(a)	51,093
120,000	BB-	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	120,150
		Intelsat Jackson Holdings SA:
51,000	CCC+	Company Guaranteed Notes, 8.500% due 10/15/24(a)	49,853
150,000	B	Senior Secured Notes, 8.000% due 2/15/24(a)	156,750
24,000	D	Intelsat Luxembourg SA, Company Guaranteed Notes, 7.750% due 6/1/21	23,220
		Level 3 Financing Inc., Company Guaranteed Notes:
100,000	BB	5.125% due 5/1/23	100,280
40,000	BB	5.375% due 1/15/24	40,200
90,000	BB	5.250% due 3/15/26	89,973
10,000	B+	Level 3 Parent LLC, Senior Unsecured Notes, 5.750% due 12/1/22	10,050
		Sprint Capital Corp., Company Guaranteed Notes:
127,000	B	6.875% due 11/15/28	132,556
105,000	B	8.750% due 3/15/32	120,750
		Sprint Communications Inc., Senior Unsecured Notes:
230,000	B	11.500% due 11/15/21	262,464
15,000	B	6.000% due 11/15/22	15,342
		Sprint Corp., Company Guaranteed Notes:
150,000	B	7.250% due 9/15/21	158,063
180,000	B	7.875% due 9/15/23	193,500
280,000	B	7.625% due 3/1/26	297,360
240,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	238,188
		T-Mobile USA Inc., Company Guaranteed Notes:
920,000	BB+	6.500% due 1/15/26	486,450
90,000	BB+	4.500% due 2/1/26	44,550
120,000	BB+	4.750% due 2/1/28	59,681
33,000	BB+	ViaSat Inc., Senior Secured Notes, 5.625% due 4/15/27(a)	33,536
70,000	WD(k)	Windstream Services LLC/Windstream Finance Corp., Secured Notes, 10.500% due 6/30/24(a)(i)(j)	49,350

		Total Telecommunications	3,780,429

Toys/Games/Hobbies - 0.2%
90,000	BB-	Mattel Inc., Company Guaranteed Notes, 6.750% due 12/31/25(a)	88,849

[753983.TX]182

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
Transportation - 1.2%
$ 140,000	B-	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	$114,100
160,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	162,400
100,000	B+	XPO CNW Inc, Senior Unsecured Notes, 6.700% due 5/1/34	89,250
260,000	BB-	XPO Logistics Inc., Company Guaranteed Notes, 6.125% due 9/1/23(a)	262,319

		Total Transportation	628,069

Trucking & Leasing - 1.3%
80,000	BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(a)	83,000
240,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	241,200
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
80,000	BBB-	5.250% due 8/15/22(a)	83,400
260,000	BBB-	5.500% due 2/15/24(a)	272,886

		Total Trucking & Leasing	680,486

		TOTAL CORPORATE BONDS & NOTES (Cost - $46,173,561)	46,053,276

SENIOR LOANS - 6.6%
14,924	NR	Acadia Healthcare Co., Inc., 4.939% (1-Month USD-LIBOR + 2.500%) due 2/16/23	14,877
149,239	NR	AlixPartners LLP, 5.189% (1-Month USD-LIBOR + 2.750%) due 4/4/24	148,439
166,995	NR	Ancestry.com Operations Inc., (Restricted, cost - $167,204, acquired 11/21/17), 5.690% (1-Month USD-LIBOR + 3.250%) due 10/19/23(h)	167,120
40,445	NR	Applied Systems Inc., 5.439% (1-Month USD-LIBOR + 3.000%) due 9/19/24	40,303
315,000	NR	Asurion LLC, 8.939% (1-Month USD-LIBOR + 6.500%) due 8/4/25	320,776
30,000	NR	athenahealth Inc., (Restricted, cost - $29,425, acquired 2/7/19), 7.045% (1-Month USD-LIBOR + 4.500%/3-Month USD-LIBOR + 4.500%) due 2/11/26(h)	30,025
128,050	NR	Big River Steel LLC, 7.601% (3-Month USD-LIBOR + 5.000%) due 8/23/23	128,850
38,024	NR	BWay Holding Co., 5.854% (3-Month USD-LIBOR + 3.250%) due 4/3/24	37,142
28,927	NR	CenturyLink Inc., 5.189% (1-Month USD-LIBOR + 2.750%) due 1/31/25	28,183
36,000	NR	CSC Holdings LLC, due 4/15/27(l)	36,018
244,142	NR	EIG Investors Corp., 6.270% (1-Month USD-LIBOR + 3.750%/3-Month USD-LIBOR + 3.750%) due 2/9/23	243,822
202,278	NR	Graftech International Ltd., 5.939% (1-Month USD-LIBOR + 3.500%) due 2/12/25	201,014
69,650	NR	Herbalife Nutrition Ltd., 5.689% (1-Month USD-LIBOR + 3.250%) due 8/18/25	69,797
28,000	NR	Hillman Group Inc., 6.439% (1-Month USD-LIBOR + 4.000%) due 5/30/25	27,349
		iHeartCommunications Inc.:
64,000	NR	due 7/30/19(l)	47,733
32,000	NR	due 1/30/20(l)	23,830
70,000	NR	due 5/1/26(l)	70,151
20,100	NR	(Restricted, cost - $20,100, acquired 4/30/19) due 5/1/26(h)	20,046
61,000	NR	Infor (US) Inc., 5.189% (1-Month USD-LIBOR + 2.750%) due 2/1/22	60,864
100,000	NR	Intelsat Jackson Holdings SA, 6.625% due 1/2/24	100,333
5,985	NR	Kinetic Concepts Inc., 5.851% (3-Month USD-LIBOR + 3.250%) due 2/2/24	5,997
107,973	NR	Lantheus Medical Imaging Inc., (Restricted, cost - $108,580, acquired 11/29/17), 6.189% (1-Month USD-LIBOR + 3.750%) due 6/30/22(h)	108,715
41,946	NR	Laureate Education Inc., (Restricted, cost - $41,651, acquired 4/21/17), 8.000% (3-Month USD-LIBOR + 2.500%) due 4/26/24(h)	41,985
75,680	NR	National Mentor Holdings Inc.,6.690% (1-Month USD-LIBOR + 4.250%) due 3/9/26	76,027
99,697	NR	Navistar Inc., 5.960% (1-Month USD-LIBOR + 3.500%) due 11/6/24	99,809
120,484	NR	Panda Temple Power LLC, (Restricted, cost - $117,779, acquired 2/7/18), 10.430% (1-Month USD-LIBOR + 8.000%) due 2/7/23(h)	120,785
166,000	NR	Panther BF Aggregator 2 LP, (Restricted, cost - $164,951, acquired 3/18/19), 5.930% (1-Month USD-LIBOR + 3.500%) due 4/30/26(h)(l)	165,169
186,442	NR	PetSmart Inc., (Restricted, cost - $149,314, acquired 4/25/19), 6.720% (1-Month USD-LIBOR + 4.250%) due 3/11/22(h)	179,916
89,325	NR	Ply Gem Midco Inc., (Restricted, cost - $89,049, acquired 3/29/18), 6.354% (3-Month USD-LIBOR + 3.750%) due 4/12/25(h)	88,246
		Press Ganey Holdings Inc.:
88,735	NR	5.189% (1-Month USD-LIBOR + 2.750%) due 10/23/23	88,291
280,900	NR	8.939% (1-Month USD-LIBOR + 6.500%) due 10/21/24	281,954
109,394	NR	Radnet Management Inc., (Restricted, cost - $109,203, acquired 8/16/17), 6.137% (3-Month USD-PRIME + 2.750%/3-Month USD-LIBOR + 3.750%/3-Month USD-LIBOR + 3.500%/3-Month USD-PRIME + 2.500%) due 6/30/23(h)	109,667
39,900	NR	Regionalcare Hospital Partners Holdings Inc., (Restricted, cost - $39,531, acquired 11/14/18), 6.930% (1-Month USD-LIBOR + 4.500%) due 11/16/25(h)	39,875
69,825	NR	Sedgwick Claims Management Services Inc., 5.689% (1-Month USD-LIBOR + 3.250%) due 12/31/25	68,938

[753983.TX]183

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.4% - (continued)
SENIOR LOANS - 6.6% - (continued)
$ 98,515	NR	SS&C Technologies Holdings Inc., 4.689% (1-Month USD-LIBOR + 2.250%) due 4/16/25	$98,058
39,355	NR	Stars Group Holdings BV, 6.101% (3-Month USD-LIBOR + 3.500%) due 7/10/25	39,414
20,894	NR	Transdigm Inc., 4.939% (1-Month USD-LIBOR + 2.500%) due 5/30/25	20,553
37,901	NR	VeriFone Systems Inc., 6.520% (3-Month USD-LIBOR + 4.000%) due 8/20/25	37,479

		TOTAL SENIOR LOANS (Cost - $3,460,895)	3,487,550

Shares/Units
COMMON STOCKS - 1.1%
CONSUMER CYCLICAL - 0.0%
Lodging - 0.0%
9,953		Bossier Casino Venture Holdco Inc.*(g)(j)	2,087
ENERGY - 1.1%
Energy - Alternate Sources - 0.4%
7,886		T1 Power Holdings LLC*(j)	173,492
Energy Equipment & Services - 0.0%
17,453		Hercules Offshore Inc.*#(g)(j)	12,547
Oil & Gas - 0.7%
23,682		Berry Petroleum Corp.	254,582
24,541		Blue Ridge Mountain Resources Inc.*(g)(j)	122,369

		Total Oil & Gas	376,951

		TOTAL ENERGY	562,990

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
68		MWO Holdings, ADR, due 7/31/22*#(g)(j)	5,191

		TOTAL COMMON STOCKS (Cost - $2,281,923)	570,268

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
3,884		GMAC Capital Trust I, 8.303% (3-Month USD-LIBOR + 5.785%) due 2/15/40(c)	100,285
Diversified Financial Services - 0.0%
1,175		B. Riley Financial Inc., 6.875% due 9/30/23	29,833
		TOTAL FINANCIALS	130,118

		TOTAL PREFERRED STOCKS (Cost - $97,539)	130,118

Face Amount/Units†
SOVEREIGN BOND - 0.2%
Argentina - 0.2%
150,000	B	Argentine Republic Government International Bonds, 7.500% due 4/22/26 (Cost - $159,450)	112,744

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $52,173,368)	50,353,956

SHORT-TERM INVESTMENTS (m) - 4.7%
MONEY MARKET FUND - 0.7%
338,269		Invesco STIT - Government & Agency Portfolio, 2.300%, Institutional Class(n) (Cost - $338,269)	338,269

TIME DEPOSITS - 4.0%
709,876		ANZ National Bank - London, 1.740% due 6/3/19	709,876
791,367		Banco Santander SA - Frankfurt, 1.740% due 6/3/19	791,367
611,827		Barclays Bank PLC - London, 1.740% due 6/3/19	611,827

		TOTAL TIME DEPOSITS (Cost - $2,113,070)	2,113,070

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,451,339)	2,451,339

		TOTAL INVESTMENTS - 100.2% (Cost - $54,624,707)	52,805,295

		Liabilities in Excess of Other Assets - (0.2)%	(128,380)

		TOTAL NET ASSETS - 100.0%	$52,676,915

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019 amounts to approximately $26,052,633 and represents 49.5% of net assets.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2019 amounts to approximately $1,091,049 and represents 2.07% of net assets.
(i)	Security is currently in default.
(j)	Illiquid security.
(k)	Rating by Fitch Ratings Service. All ratings are unaudited.
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Inclusive of all short-term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.0%.
(n)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2019, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield Fund	$54,624,707	$1,407,618	$(3,227,030)	$(1,819,412)

Abbreviations used in this schedule:

ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
PRIME	— Prime Lending Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	87.3%
Senior Loans	6.6
Common Stocks	1.1
Preferred Stocks	0.2
Sovereign Bond	0.2
Short-Term Investments	4.6

100.0%

^	As a percentage of total investments.

See pages 242-244 for definitions of ratings.

[753983.TX]184

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 44.7%
Argentina - 0.3%
$ 4,000,000	ARS	Argentina Bonar Bonds, 52.508% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)	$84,656
6,630,000	ARS	Argentina POM Politica Monetaria, 68.809% due 6/21/20(a)	169,047
200,000	EUR	Argentine Republic Government International Bonds, 3.375% due 1/15/23	161,796

		Total Argentina	415,499

Brazil - 4.3%
		Brazil Letras do Tesouro Nacional:
5,600,000	BRL	zero coupon, due 7/1/19	1,419,745
5,700,000	BRL	zero coupon, due 1/1/20	1,400,718
3,900,000	BRL	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 5/15/21	3,404,261

		Total Brazil	6,224,724

Canada - 2.1%
900,000	CAD	Province of Alberta Canada, 1.250% due 6/1/20	662,892
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,391,337

		Total Canada	3,054,229

France - 5.3%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,499,485
4,500,000	EUR	2.000% due 5/25/48(b)	6,025,180

		Total France	7,524,665

Ireland - 1.0%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	1,472,310

Israel - 0.1%
200,000		Israel Government International Bonds, 3.250% due 1/17/28	207,834

Italy - 1.5%
		Italy Buoni Poliennali Del Tesoro:
700,000	EUR	2.500% due 11/15/25	799,405
600,000	EUR	3.450% due 3/1/48(b)	683,085
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	592,447

		Total Italy	2,074,937

Japan - 17.4%
200,000		Development Bank of Japan Inc., 2.000% due 10/19/21	198,676
		Japan Bank for International Cooperation:
200,000		2.375% due 7/21/22	201,117
200,000		3.250% due 7/20/23	207,595
200,000		3.375% due 10/31/23	209,116
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(b)	498,558
200,000		2.625% due 4/20/22(b)	201,663
530,000,000	JPY	Japan Government Ten Year Bonds, 0.100% due 3/20/29	4,988,879
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,549,364
330,000,000	JPY	1.400% due 9/20/45	3,797,892
202,000,000	JPY	0.500% due 9/20/46	1,902,716
228,000,000	JPY	0.700% due 12/20/48	2,246,735
140,000,000	JPY	0.500% due 3/20/49	1,307,743
		Japan Government Twenty Year Bonds:
40,000,000	JPY	2.200% due 9/20/28	449,592
400,000,000	JPY	1.000% due 12/20/35	4,186,376
60,000,000	JPY	0.400% due 3/20/36	573,757
110,895,400	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,067,150
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(b)	396,928

		Total Japan	24,983,857

[753983.TX]185

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Kuwait - 0.7%
$ 900,000		Kuwait International Government Bonds, 3.500% due 3/20/27(b)	$938,083

Lithuania - 0.2%
300,000		Lithuania Government International Bonds, 6.125% due 3/9/21	317,736

Peru - 0.6%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28(b)	421,654
300,000	PEN	5.940% due 2/12/29	94,556
400,000	PEN	5.940% due 2/12/29(b)(c)	126,075
700,000	PEN	6.950% due 8/12/31(b)	237,137

		Total Peru	879,422

Poland - 0.5%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	743,646

Qatar - 1.3%
		Qatar Government International Bonds:
200,000		4.500% due 1/20/22	208,817
1,000,000		3.875% due 4/23/23(b)	1,039,375
500,000		4.500% due 4/23/28(b)	546,507

		Total Qatar	1,794,699

Saudi Arabia - 0.8%
1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,186,810

Slovenia - 0.2%
250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	278,145

Spain - 5.4%
		Autonomous Community of Catalonia:
500,000	EUR	4.950% due 2/11/20	576,007
200,000	EUR	4.900% due 9/15/21	242,644
100,000	EUR	4.220% due 4/26/35	127,877
		Spain Government Bonds:
3,000,000	EUR	1.450% due 10/31/27(b)	3,618,138
1,200,000	EUR	1.400% due 7/30/28(b)	1,435,588
400,000	EUR	1.450% due 4/30/29(b)	478,324
900,000	EUR	2.900% due 10/31/46(b)	1,243,480

		Total Spain	7,722,058

United Arab Emirates - 0.4%
		Abu Dhabi Government International Bonds:
300,000		2.500% due 10/11/22(b)	300,582
200,000		3.125% due 10/11/27(b)	202,848

		Total United Arab Emirates	503,430

United Kingdom - 2.6%
		United Kingdom Gilt:
1,400,000	GBP	3.250% due 1/22/44(d)	2,420,669
700,000	GBP	3.500% due 1/22/45(d)	1,267,083

		Total United Kingdom	3,687,752

		TOTAL SOVEREIGN BONDS (Cost - $59,900,265)	64,009,836

CORPORATE BONDS & NOTES - 36.1%
British Virgin Islands - 0.3%
400,000		Huarong Finance Co., Ltd., Senior Unsecured Notes, 4.000% due 7/17/19	400,390

Canada - 0.4%
100,000		Enbridge Inc., Company Guaranteed Notes, 3.311% (3-Month USD-LIBOR + 0.700%) due 6/15/20(a)	100,343
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(b)	117,617

[753983.TX]186

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Canada - 0.4% - (continued)
$ 300,000		HSBC Bank Canada, Covered Notes, 3.300% due 11/28/21(b)	$307,557

		Total Canada	525,517

Cayman Islands - 1.3%
300,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(b)	301,523
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(b)	200,288
500,000		4.303% due 1/19/29(b)	525,180
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	209,697
727,857		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 3.329% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(b)	702,382

		Total Cayman Islands	1,939,070

Denmark - 4.5%
		Jyske Realkredit AS, Covered Notes:
2,444,232	DKK	1.500% due 10/1/37	379,306
6,438,263	DKK	2.000% due 10/1/47	996,707
3,724	DKK	3.000% due 10/1/47	589
1,000,000	DKK	1.500% due 10/1/50	151,257
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
1,034,277	DKK	1.500% due 10/1/37	160,426
248,860	DKK	2.500% due 10/1/37	39,663
2,335,542	DKK	2.000% due 10/1/47	362,526
25,003	DKK	2.500% due 10/1/47	3,923
400,000	DKK	1.500% due 10/1/50(c)	59,740
966,442	DKK	2.000% due 10/1/50	149,651
		Nykredit Realkredit AS, Covered Notes:
103,814	DKK	2.500% due 10/1/36	16,448
1	DKK	2.000% due 7/1/37	—
563,233	DKK	1.500% due 10/1/37	87,447
3,316,398	DKK	2.000% due 10/1/47	514,776
15,237	DKK	2.500% due 10/1/47	2,383
15,700,000	DKK	1.500% due 10/1/50	2,359,661
		Realkredit Danmark AS, Covered Notes:
96,196	DKK	2.500% due 7/1/36	15,185
1	DKK	2.000% due 10/1/37	—
70,159	DKK	2.500% due 7/1/47	10,915
7,301,889	DKK	2.000% due 10/1/47	1,131,826

		Total Denmark	6,442,429

France - 1.8%
100,000	GBP	BNP Paribas SA, Senior Unsecured Notes, 3.375% due 1/23/26	132,461
250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(b)	255,488
700,000		Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(b)	691,142
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
300,000		2.250% due 2/18/20(b)	299,733
1,000,000		1.875% due 9/15/21(b)	992,068
250,000		2.375% due 9/20/22(b)	251,267

		Total France	2,622,159

Germany - 1.7%
400,000		Aareal Bank AG, Secured Notes, 2.625% due 7/15/21	402,489
		Deutsche Bank AG, Senior Unsecured Notes:
100,000		3.150% due 1/22/21	98,803
400,000		3.407% (3-Month USD-LIBOR + 0.815%) due 1/22/21(a)	394,638
800,000		4.250% due 10/14/21	805,558
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750% PIK) due 5/15/27(b)(e)	296,250
400,000	EUR	Volkswagen Leasing GmbH, Company Guaranteed Notes, 0.140% (3-Month EURIBOR + 0.450%) due 7/6/21(a)	445,731

		Total Germany	2,443,469

[753983.TX]187

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Hong Kong - 0.3%
$ 400,000		China Construction Bank Asia Corp., Ltd., Senior Unsecured Notes, 3.250% due 7/2/19	$400,423

Ireland - 1.0%
800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 10/30/20	819,100
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375% (5-Year EUR Swap Rate + 6.956%)(a)(f)	235,160
200,000		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.400% due 9/23/21	198,399
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(b)	200,741

		Total Ireland	1,453,400

Japan - 1.7%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
800,000		3.105% (3-Month USD-LIBOR + 0.540%) due 8/4/20(a)	800,824
200,000		2.091% due 9/14/21	196,587
400,000		Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	399,837
200,000		Mizuho Bank Ltd., Company Guaranteed Notes, 2.400% due 3/26/20(b)	199,824
400,000		NTT Finance Corp., Senior Unsecured Notes, 1.900% due 7/21/21	394,808
400,000		Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 2.938% (3-Month USD-LIBOR + 0.350%) due 1/17/20(a)	400,791

		Total Japan	2,392,671

Jersey Channel Islands - 0.3%
300,000	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	387,452

Luxembourg - 0.2%
100,000		Allergan Funding SCS, Company Guaranteed Notes, 3.450% due 3/15/22	100,641
200,000		NORD/LB Luxembourg SA Covered Bonds Bank, Covered Notes, 2.875% due 2/16/21	201,614

		Total Luxembourg	302,255

Netherlands - 2.3%
700,000	CAD	BNG Bank NV, Senior Unsecured Notes, 2.125% due 10/1/19(b)	519,021
300,000	EUR	Cooperatieve Rabobank UA, Senior Unsecured Notes, 6.875% due 3/19/20	353,028
		ING Bank NV:
300,000	EUR	Senior Unsecured Notes, 0.375% due 11/26/21	338,389
600,000		Covered Notes, 2.625% due 12/5/22(b)	607,180
300,000		ING Groep NV, Senior Unsecured Notes, 4.050% due 4/9/29	307,776
		Petrobras Global Finance BV, Company Guaranteed Notes:
170,000		6.125% due 1/17/22	181,518
500,000		6.250% due 3/17/24	543,470
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(f)	65,655
400,000		Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(b)	401,750

		Total Netherlands	3,317,787

Norway - 0.3%
400,000		DNB Boligkreditt AS, Covered Notes, 2.500% due 3/28/22(b)	402,680

Portugal - 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(c)(g)	58,092
200,000	EUR	4.000% due 1/21/19(c)(g)	58,092

		Total Portugal	116,184

Singapore - 0.2%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(b)	198,258
100,000		DBS Bank Ltd., Covered Notes, 3.300% due 11/27/21(b)	102,030

		Total Singapore	300,288

Supranational - 0.6%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	329,883
800,000	AUD	0.500% due 8/10/23	526,569

		Total Supranational	856,452

Sweden - 4.6%
		Lansforsakringar Hypotek AB, Covered Notes:
10,100,000	SEK	2.250% due 9/21/22	1,138,203

[753983.TX]188

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Sweden - 4.6% - (continued)
$ 12,000,000	SEK	1.250% due 9/20/23	$1,316,610
10,700,000	SEK	Nordea Hypotek AB, Covered Notes, 1.000% due 4/8/22	1,157,079
2,500,000	SEK	Skandinaviska Enskilda Banken AB, Covered Notes, 1.500% due 12/15/21	273,224
		Stadshypotek AB, Covered Notes:
2,000,000	SEK	1.500% due 12/15/21	218,579
8,000,000	SEK	4.500% due 9/21/22	963,905
		Sveriges Sakerstallda Obligationer AB, Covered Notes:
7,000,000	SEK	1.250% due 6/15/22	763,352
2,000,000	SEK	2.000% due 6/17/26	229,588
5,100,000	SEK	Swedbank Hypotek AB, Covered Notes, 1.000% due 6/15/22	551,883

		Total Sweden	6,612,423

Switzerland - 1.5%
300,000		Credit Suisse Group AG, Senior Unsecured Notes, 2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(a)(b)	298,622
		UBS AG:
		Senior Unsecured Notes:
300,000		2.200% due 6/8/20(b)	299,088
500,000		3.175% (3-Month USD-LIBOR + 0.580%) due 6/8/20(a)(b)	501,961
		Subordinated Notes:
250,000		7.625% due 8/17/22	276,464
400,000		5.125% due 5/15/24	418,244
400,000		UBS Group Funding Switzerland AG, Company Guaranteed Notes, 3.468% (3-Month USD-LIBOR + 0.950%) due 8/15/23(a)(b)	401,314

		Total Switzerland	2,195,693

United Kingdom - 6.2%
400,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	434,244
		Barclays PLC:
		Junior Subordinated Notes:
700,000	EUR	6.500% (5-Year EUR Swap Rate + 5.875%)(a)(f)	782,476
400,000	GBP	7.000% (5-Year GBP Swap Rate + 5.084%)(a)(f)	506,945
		Senior Unsecured Notes:
600,000		4.655% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	614,395
200,000		4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(a)	204,778
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	145,391
200,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	265,450
100,000	EUR	FCE Bank PLC, Senior Unsecured Notes, 1.660% due 2/11/21	113,847
		HSBC Holdings PLC, Senior Unsecured Notes:
400,000		3.120% (3-Month USD-LIBOR + 0.600%) due 5/18/21(a)	400,262
300,000		3.520% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	299,441
600,000		Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(b)	600,651
300,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(f)	380,388
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 3.000% due 12/8/23	257,565
		Nationwide Building Society:
300,000	GBP	Junior Subordinated Notes, 6.875% (5-Year GBP Swap Rate + 4.880%)(a)(f)	379,808
200,000		Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(b)	201,488
100,000	GBP	RAC Bonds Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	125,295
		Royal Bank of Scotland Group PLC:
200,000		Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(a)(f)	211,500
1,000,000		Senior Unsecured Notes, 4.152% (3-Month USD-LIBOR + 1.550%) due 6/25/24(a)	986,419
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
400,000		4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(a)	418,661
600,000		3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(a)	587,019
97,638	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	150,731
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	380,818
300,000	GBP	Virgin Money PLC, Senior Unsecured Notes, 2.250% due 4/21/20	382,213

		Total United Kingdom	8,829,785

[753983.TX]189

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States - 6.8%
$ 100,000		American Honda Finance Corp., Senior Unsecured Notes, 2.915% (3-Month USD-LIBOR + 0.350%) due 11/5/21(a)	$100,015
		AT&T Inc., Senior Unsecured Notes:
300,000		3.270% (3-Month USD-LIBOR + 0.750%) due 6/1/21(a)	301,929
300,000		3.547% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	302,978
300,000	EUR	1.800% due 9/5/26	353,660
400,000		Aviation Capital Group LLC, Senior Unsecured Notes, 3.470% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(b)	401,369
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(a)(f)	206,683
		BAT Capital Corp., Company Guaranteed Notes:
100,000		3.118% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)	100,122
100,000		3.222% due 8/15/24	99,009
100,000		3.557% due 8/15/27	96,210
100,000		4.390% due 8/15/37	91,263
200,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	204,072
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000		3.579% due 7/23/20	252,136
700,000		4.464% due 7/23/22	725,746
400,000		Comcast Corp., Company Guaranteed Notes, 3.032% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	401,727
300,000		Daimler Finance North America LLC, Company Guaranteed Notes, 2.965% (3-Month USD-LIBOR + 0.430%) due 2/12/21(a)(b)	299,920
250,000		Dell International LLC/EMC Corp., Senior Secured Notes, 4.420% due 6/15/21(b)	256,232
200,000		Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 3.211% (3-Month USD-LIBOR + 0.600%) due 6/15/21(a)	200,951
400,000		Duke Energy Corp., Senior Unsecured Notes, 3.251% (3-Month USD-LIBOR + 0.650%) due 3/11/22(a)	402,012
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	199,354
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	206,268
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	101,612
		Fidelity National Information Services Inc., Senior Unsecured Notes:
100,000	EUR	0.400% due 1/15/21	112,345
100,000	GBP	1.700% due 6/30/22	126,441
100,000	EUR	0.750% due 5/21/23	112,794
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000		2.597% due 11/4/19	199,822
200,000		2.681% due 1/9/20	199,702
300,000		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	301,020
100,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 3.442% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	100,005
400,000		KLA-Tencor Corp., Senior Unsecured Notes, 3.375% due 11/1/19	400,767
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon, due 12/28/17(c)	23,173
100,000		McDonald’s Corp., Senior Unsecured Notes, 3.012% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	99,975
		Navient Corp., Senior Unsecured Notes:
242,000		4.875% due 6/17/19	242,133
400,000		8.000% due 3/25/20	412,500
300,000		Progress Energy Inc., Senior Unsecured Notes, 4.400% due 1/15/21	307,281
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	100,873
100,000		Spectra Energy Partners LP, Company Guaranteed Notes, 3.299% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	100,377
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
300,000		3.305% (3-Month USD-LIBOR + 0.770%) due 11/13/20(a)(b)	301,092
200,000		3.875% due 11/13/20(b)	203,336
300,000		3.475% (3-Month USD-LIBOR + 0.940%) due 11/12/21(a)(b)	301,855
200,000		4.000% due 11/12/21(b)	205,318
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(b)	310,200
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	302,812

		Total United States	9,767,089

		TOTAL CORPORATE BONDS & NOTES (Cost - $52,218,474)	51,707,616

[753983.TX]190

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 15.1%
CMHC - 0.3%
		Canadian Mortgage and Housing Corp. (CMHC):
$ 151,418	CAD	2.089% due 6/1/20(c)	$112,007
488,383	CAD	2.289% due 7/1/20 - 8/1/20(c)	362,043

		TOTAL CMHC	474,050

FNMA - 14.8%
		Federal National Mortgage Association (FNMA):
85,786		3.000% due 1/1/22	87,330
39,763		4.741% (1-Year CMT Index + 2.360%) due 11/1/34(a)	42,078
76,818		6.500% due 8/1/37	84,694
13,400,000		3.500% due 6/1/49 - 7/1/49(h)	13,659,055
7,100,000		4.000% due 7/1/49(h)	7,325,782

		TOTAL FNMA	21,198,939

GNMA - 0.0%
3,013		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	3,137

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $21,549,283)	21,676,126

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%
250,000	EUR	Adagio IV CLO Ltd., Series IV-A, Class A2R, 1.100% due 10/15/29(b)	282,164
371,936	GBP	Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A, 1.980% (1-Month GBP-LIBOR + 1.250%) due 4/24/49(a)	472,747
399,492	GBP	ALBA PLC, Series 2007-1, Class A3, 1.016% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(a)	480,416
400,000		Apex Credit CLO 2016 Ltd., Series 2016-1A, Class ASR, 3.632% (3-Month USD-LIBOR + 1.050%) due 10/27/28(a)(b)	400,307
658,568		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 2.910% (1-Month USD-LIBOR + 0.480%) due 5/25/35(a)	635,053
20,191		Banc of America Funding Trust, Series 2006-A, Class 1A1, 4.699% due 2/20/36(a)	20,219
270,495		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 2.927% (1-Month USD-LIBOR + 0.450%) due 3/25/37(a)(b)	269,877
207,790		Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR3, Class A1, step bond to yield, 4.090% due 5/28/33(b)	208,939
		Bear Stearns Adjustable Rate Mortgage Trust:
5,116		Series 2003-5, Class 1A2, 4.234% due 8/25/33(a)	5,125
8,207		Series 2003-7, Class 6A, 4.590% due 10/25/33(a)	8,429
21,901		Series 2004-2, Class 22A, 4.870% due 5/25/34(a)	21,820
5,723		Series 2004-2, Class 23A, 3.444% due 5/25/34(a)	5,382
83,651		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 4.361% due 1/26/36(a)	73,987
250,000	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(b)	279,637
120,820		CHL Mortgage Pass-Through Trust, Series 2007-19, Class 2A1, 6.500% due 11/25/47	99,769
		Countrywide Alternative Loan Trust:
7,238		Series 2005-21CB, Class A3, 5.250% due 6/25/35	6,823
33,339		Series 2007-7T2, Class A9, 6.000% due 4/25/37	22,731
49,461		Series 2007-11T1, Class A12, 2.780% (1-Month USD-LIBOR + 0.350%) due 5/25/37(a)	25,918
25,348		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	21,132
		Countrywide Asset-Backed Certificates:
207,287		Series 2006-18, Class 2A2, 2.590% (1-Month USD-LIBOR + 0.160%) due 3/25/37(a)	206,153
95,346		Series 2007-12, Class 1A1, 3.170% (1-Month USD-LIBOR + 0.740%) due 8/25/47(a)	94,704
772,265		Series 2007-13, Class 1A, 3.270% (1-Month USD-LIBOR + 0.840%) due 10/25/47(a)	772,730
373,872		Series 2007-SEA2, Class 1A1, 3.430% (1-Month USD-LIBOR + 1.000%) due 8/25/47(a)(b)	371,223
		Countrywide Home Loan Mortgage Pass-Through Trust:
4,037		Series 2004-12, Class 11A1, 3.869% due 8/25/34(a)	3,884
87,322		Series 2005-2, Class 1A1, 3.070% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	80,986
7,713		Series 2005-3, Class 2A1, 3.010% (1-Month USD-LIBOR + 0.580%) due 4/25/35(a)	7,281
84,424		Series 2005-9, Class 1A3, 2.890% (1-Month USD-LIBOR + 0.460%) due 5/25/35(a)	78,475
24,878		Series 2005-11, Class 3A1, 2.857% due 4/25/35(a)	22,886
26,488		Series 2005-HYB9, Class 3A2A, 4.592% (1-Year USD-LIBOR + 1.750%) due 2/20/36(a)	23,546
773,167		Series 2007-4, Class 1A47, 6.000% due 5/25/37	597,565
604,034		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 3.030% (1-Month USD-LIBOR + 0.600%) due 9/25/37(a)	593,307
37,693		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	18,676
400,000		Crown Point CLO 6 Ltd., Series 2018-6A, Class A1, 3.762% (3-Month USD-LIBOR + 1.170%) due 10/20/28(a)(b)	400,077

[753983.TX]191

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9% - (continued)
$ 164,816		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	$67,528
650,644		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 3.180% (1-Month USD-LIBOR + 0.750%) due 10/25/47(a)	621,340
300,000	EUR	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, zero coupon (3-Month EURIBOR + 0.880%) due 1/15/30(b)(c)	335,162
703,303		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 3.480% (1-Month USD-LIBOR + 1.050%) due 5/25/37(a)(b)	703,952
202,751	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.995% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	248,918
411,690	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 1.793% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(a)	520,910
100,000		Evans Grove CLO Ltd., Series 2018-1A, Class A1, 3.441% (3-Month USD-LIBOR + 0.920%) due 5/28/28(a)(b)	99,465
		Federal Home Loan Mortgage Corp. (FHLMC):
55,290		Series 2614, Class SJ, 12.954% (19.663% - 1-Month USD-LIBOR) due 5/15/33(a)	75,032
28,430		Series T-35, Class A, 2.757% (1-Month USD-LIBOR + 0.140%) due 9/25/31(a)	28,164
40,550		Series T-62, Class 1A1, 3.681% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	40,955
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
33,380		Series 2391, Class FJ, 2.940% (1-Month USD-LIBOR + 0.500%) due 4/15/28(a)	33,559
223,223		Series 4579, Class FD, 2.852% (1-Month USD-LIBOR + 0.350%) due 1/15/38(a)	222,131
223,223		Series 4579, Class SD, 1.777% due 1/15/38(a)(i)	13,827
6,711		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	7,585
		Federal National Mortgage Association (FNMA), REMICS:
6,661		Series 2003-34, Class A1, 6.000% due 4/25/43	7,529
14,705		Series 2006-48, Class TF, 2.830% (1-Month USD-LIBOR + 0.400%) due 6/25/36(a)	14,728
108,788		Series 2009-104, Class FA, 3.230% (1-Month USD-LIBOR + 0.800%) due 12/25/39(a)	110,546
490,720		Series 2010-46, Class WF, 3.180% (1-Month USD-LIBOR + 0.750%) due 5/25/40(a)	498,889
49,051		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	55,963
385,749		Figueroa CLO Ltd., Series 2014-1A, Class AR, 3.497% (3-Month USD-LIBOR + 0.900%) due 1/15/27(a)(b)	385,326
249,902		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 2.790% (1-Month USD-LIBOR + 0.360%) due 10/25/35(a)	249,753
156,421		Flagship VII Ltd., Series 2013-7A, Class A1R, 3.712% (3-Month USD-LIBOR + 1.120%) due 1/20/26(a)(b)	156,531
44,422		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.186% due 11/19/35(a)	42,809
429,238		Government National Mortgage Association, Series 2016-H15, Class FA, 3.293% (1-Month USD-LIBOR + 0.800%) due 7/20/66(a)	431,530
		GSR Mortgage Loan Trust:
10,886		Series 2003-1, Class A2, 4.300% (1-Year CMT Index + 1.750%) due 3/25/33(a)	11,057
235,212		Series 2005-AR7, Class 2A1, 4.690% due 11/25/35(a)	237,663
		Harborview Mortgage Loan Trust:
22,463		Series 2005-2, Class 2A1A, 2.881% (1-Month USD-LIBOR + 0.440%) due 5/19/35(a)	21,877
52,660		Series 2005-3, Class 2A1A, 2.921% (1-Month USD-LIBOR + 0.480%) due 6/19/35(a)	53,071
100,073		Series 2006-SB1, Class A1A, 3.331% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	98,576
118,946		Series 2007-1, Class 2A1A, 2.571% (1-Month USD-LIBOR + 0.130%) due 3/19/37(a)	116,269
		JPMorgan Mortgage Trust:
4,793		Series 2003-A2, Class 3A1, 4.323% due 11/25/33(a)	4,958
2,141		Series 2005-A1, Class 6T1, 4.685% due 2/25/35(a)	2,175
60,730		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.440% due 7/27/37(a)(b)	61,324
555,918	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 1.001% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	664,169
5,363		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 4.455% due 2/25/33(a)	5,244
400,000		Monarch Grove CLO, Series 2018-1A, Class A1, 3.460% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	396,118
686,538	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 1.013% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	826,260
98,279		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 2.570% (1-Month USD-LIBOR + 0.140%) due 3/25/37(a)	89,799
124,920	AUD	Puma Finance Pty Ltd., Series 2014-2, Class A, 2.360% (1-Month Australian Bank Bill + 0.790%) due 10/18/45(a)	86,621
211,710		RAAC Trust, Series 2007-SP3, Class A1, 3.630% (1-Month USD-LIBOR + 1.200%) due 9/25/47(a)	213,686
61,207		RALI Trust, Series 2007-QO2, Class A1, 2.580% (1-Month USD-LIBOR + 0.150%) due 2/25/47(a)	35,595
90,339	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(b)	67,942
		Residential Asset Securitization Trust:
18,444		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	13,006
47,253		Series 2006-R1, Class A2, 2.830% (1-Month USD-LIBOR + 0.400%) due 1/25/46(a)	21,005
235,646	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.995% (3-Month GBP-LIBOR + 1.150%) due 6/15/46(a)	299,400
267,553	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 1.005% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(a)	323,264
		RMAC Securities No 1 PLC:

[753983.TX]192

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9% - (continued)
$ 257,564	GBP	Series 2006-NS1X, Class A2A, 0.995% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	$312,053
487,658	GBP	Series 2006-NS3X, Class A2A, 0.995% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	585,765
		Soundview Home Loan Trust:
287,894		Series 2006-3, Class A3, 2.590% (1-Month USD-LIBOR + 0.160%) due 11/25/36(a)	285,712
1,300,000		Series 2006-3, Class A4, 2.680% (1-Month USD-LIBOR + 0.250%) due 11/25/36(a)	1,225,107
		Structured Adjustable Rate Mortgage Loan Trust:
7,063		Series 2004-1, Class 4A1, 4.572% due 2/25/34(a)	7,113
23,357		Series 2004-4, Class 3A2, 4.715% due 4/25/34(a)	24,320
37,627		Series 2004-19, Class 2A1, 3.881% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	36,626
		Structured Asset Mortgage Investments II Trust:
51,377		Series 2005-AR2, Class 2A1, 2.890% (1-Month USD-LIBOR + 0.460%) due 5/25/45(a)	51,321
63,954		Series 2005-AR8, Class A1A, 2.710% (1-Month USD-LIBOR + 0.280%) due 2/25/36(a)	61,454
45,173		Series 2006-AR5, Class 1A1, 2.640% (1-Month USD-LIBOR + 0.210%) due 5/25/36(a)	42,636
227,994		Series 2007-AR4, Class A3, 2.650% (1-Month USD-LIBOR + 0.220%) due 9/25/47(a)	220,755
99,024		Series 2007-AR6, Class A1, 3.981% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	95,382
65,922		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 2.710% (1-Month USD-LIBOR + 0.280%) due 1/25/36(a)(b)	61,141
18,918		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	19,018
733,351		Symphony CLO XII Ltd., Series 2013-12A, Class AR, 3.627% (3-Month USD-LIBOR + 1.030%) due 10/15/25(a)(b)	733,748
400,000	EUR	Toro European CLO 2 DAC, Series 2A, Class AR, 0.900% (3-Month EUR-LIBOR + 0.900%) due 10/15/30(b)	448,146
400,000		Tralee CLO V Ltd., Series 2018-5A, Class A1, 3.702% (3-Month USD-LIBOR + 1.110%) due 10/20/28(a)(b)	398,902
400,000		Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.447% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	398,900
100,000		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.477% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	99,725
		WaMu Mortgage Pass-Through Certificates Trust:
12,013		Series 2002-AR9, Class 1A, 3.881% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	11,773
3,029		Series 2003-AR5, Class A7, 4.695% due 6/25/33(a)	3,134
214,266		Series 2003-AR9, Class 2A, 4.380% due 9/25/33(a)	221,059
297,128		Series 2004-AR1, Class A, 4.808% due 3/25/34(a)	307,635
41,579		Series 2005-AR13, Class A1A1, 2.720% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	41,631
45,101		Series 2006-AR10, Class 2A1, 3.962% due 9/25/36(a)	44,474
76,267		Series 2006-AR13, Class 2A, 2.458% (11th District Cost of Funds Index + 1.500%) due 10/25/46(a)	73,689
23,346		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 3.421% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	17,401
109,818		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 4.440% due 12/25/32(a)	112,501
116,001		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.948% due 3/25/36(a)	119,699

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $21,801,920)	21,293,999

U.S. GOVERNMENT OBLIGATIONS - 8.2%
		U.S. Treasury Inflation Indexed Bonds:
1,713,294		2.375% due 1/15/25(d)	1,907,339
236,882		2.500% due 1/15/29	283,540
154,685		3.875% due 4/15/29(j)	206,168
218,220		1.375% due 2/15/44	249,279
412,484		1.000% due 2/15/48	437,956
		U.S. Treasury Inflation Indexed Notes:
209,126		0.125% due 4/15/22	207,325
307,125		0.625% due 4/15/23	310,124
3,328,222		0.250% due 1/15/25(d)	3,313,113
1,855,656		0.500% due 1/15/28(d)	1,874,152
2,800,000		U.S. Treasury Notes, 2.875% due 4/30/25(d)	2,938,524

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $11,482,287)	11,727,520

SENIOR LOAN - 0.1%
197,500		CenturyLink Inc., 5.189% (1-Month USD-LIBOR + 2.750%) due 1/31/25
		(Cost - $196,758)	192,419

[753983.TX]193

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
ASSET-BACKED SECURITY - 0.1%
Student Loans - 0.1%
$ 86,447		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 3.530% (3-Month USD-LIBOR + 0.950%) due 4/25/38(a) (Cost - $86,447)	$86,914

MUNICIPAL BOND - 0.0%
United States - 0.0%
700,000		Tobacco Settlement Finance Authority, Revenue Bonds, Series B, zero coupon, due 6/1/47(c) (Cost - $47,567)	43,526

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $167,283,001)	170,737,956

SHORT-TERM INVESTMENTS - 8.0%
REPURCHASE AGREEMENT - 2.6%
3,700,000		Citigroup Global Markets Inc. repurchase agreement dated 5/31/19, 2.540% due 6/3/19, Proceeds at maturity - $3,700,261; (Fully collateralized by U.S Treasury Notes, 1.625% due 2/15/26; Market Valued - $3,790,434)(k) (Cost - $3,700,000)	3,700,000

SOVEREIGN BONDS - 3.3%
Japan - 3.3%
		Japan Treasury Discount Bills:
490,000,000	JPY	(0.129)% due 6/17/19(k)	4,523,324
30,000,000	JPY	(0.153)% due 8/19/19(k)	276,948

		(Cost - $4,684,443)	4,800,272

TIME DEPOSITS - 2.1%
1,077,307		ANZ National Bank - London, 1.740% due 6/3/19	1,077,307
1,569,531		Barclays Bank PLC - London, 1.740% due 6/3/19	1,569,531
		BBH - Grand Cayman:
3,068	DKK	(0.900)% due 6/3/19	459
4,637	SEK	(0.450)% due 6/3/19	489
499,882	JPY	(0.230)% due 6/3/19	4,613
2,907	NOK	0.370% due 6/3/19	332
156,863	AUD	0.660% due 6/3/19	108,793
8,485	NZD	0.750% due 6/4/19	5,551
115,585	CAD	0.790% due 6/3/19	85,511
471	HKD	0.840% due 6/3/19	60
930	SGD	0.860% due 6/3/19	677
404,667	ZAR	5.650% due 6/3/19	27,789
		Citibank - London:
65,126	EUR	(0.570)% due 6/3/19	72,756
68,700	GBP	0.370% due 6/3/19	86,861

		TOTAL TIME DEPOSITS (Cost - $3,040,729)	3,040,729

		TOTAL SHORT-TERM INVESTMENTS (Cost - $11,425,172)	11,541,001

		TOTAL INVESTMENTS IN SECURITIES (Cost - $178,708,173)	182,278,957

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $16,152)	773

		TOTAL INVESTMENTS - 127.2% (Cost - $178,724,325)	182,279,730

		Liabilities in Excess of Other Assets - (27.2)%	(38,944,170)

		TOTAL NET ASSETS - 100.0%	$143,335,560

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019 amounts to approximately $37,407,256 and represents 26.1% of net assets.

(c)	Illiquid security.
(d)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is currently in default.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Interest only security.
(j)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(k)	Rate shown represents yield-to-maturity.

At May 31, 2019, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Fixed Income Fund	$178,724,325	$18,551,523	$(11,880,568)	$6,670,955

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Sovereign Bonds	35.1%
Corporate Bonds & Notes	28.4
Mortgage-Backed Securities	11.9
Collateralized Mortgage Obligations	11.7
U.S. Government Obligations	6.4
Senior Loan	0.1
Asset-Backed Security	0.1
Municipal Bond	0.0	*
Purchased Options	0.0	*
Short-Term Investments	6.3

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

[753983.TX]194

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
2,100,000	$2,100,000	OTC U.S. Dollar versus Indian Rupee, Call(a)	HSBC	10/16/19	INR 82.00	$624

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
30	$3,506,016	U.S. Treasury 5-Year Note July Futures, Put	CITI	6/21/19	$109.00	$30
8	934,938	U.S. Treasury 5-Year Note July Futures, Put	CITI	6/21/19	$109.25	8
8	934,938	U.S. Treasury 5-Year Note July Futures, Put	CITI	6/21/19	$109.50	8
22	2,571,078	U.S. Treasury 5-Year Note July Futures, Put	CITI	6/21/19	$110.00	22
16	2,016,250	U.S. Treasury 10-Year Note July Futures, Put	CITI	6/21/19	$113.00	16
14	1,764,219	U.S. Treasury 10-Year Note July Futures, Put	CITI	6/21/19	$113.50	14
20	2,520,313	U.S. Treasury 10-Year Note July Futures, Put	CITI	6/21/19	$114.00	20
14	1,764,219	U.S. Treasury 10-Year Note July Futures, Put	CITI	6/21/19	$114.50	14
17	2,142,266	U.S. Treasury 10-Year Note July Futures, Put	CITI	6/21/19	$115.00	17
1	126,016	U.S. Treasury 10-Year Note June Futures, Put	CITI	6/21/19	$112.50	—

		Total Options on Futures				$149

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $16,152)				$773

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

[753983.TX]195

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,200,000	$712,728		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	GSC	6/19/19	1.000%	$20
300,000	178,182		OTC Markit CDX North America Investment Grade Series 31 5-Year Index, Put	GSC	9/18/19	2.400%	21
1,100,000	733,909		OTC Markit CDX North America Investment Grade Series 32 5-Year Index, Put	BNP	6/19/19	0.950%	121
300,000	200,157		OTC Markit CDX North America Investment Grade Series 32 5-Year Index, Put	BOA	6/19/19	0.950%	33
700,000	467,033		OTC Markit CDX North America Investment Grade Series 32 5-Year Index, Put	GSC	8/21/19	0.900%	1,092
300,000	200,157		OTC Markit CDX North America Investment Grade Series 32 5-Year Index, Put	BOA	8/21/19	0.900%	468
400,000	266,876		OTC Markit CDX North America Investment Grade Series 32 5-Year Index, Put	GSC	9/18/19	0.950%	739
100,000	66,719		OTC Markit CDX North America Investment Grade Series 32 5-Year Index, Put	DUB	9/18/19	0.950%	185
400,000	254,364	EUR	OTC Markit iTraxx Europe Series 30 5-Year Index, Put	GSC	9/18/19	2.400%	8

			Total Credit Default Swaptions				$2,687

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
454,000	454,000	GBP	OTC British Pound versus U.S. Dollar, Put(a)	BNP	6/14/19		$1.32	$24,427
308,000	2,004,244	TRY	OTC Euro versus Turkish Lira, Call(a)	BNP	9/4/19	TRY	7.30	8,218
300,000	2,080,215	CNH	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	BNP	6/5/19	CNH	6.78	6,438
300,000	$300,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	BNP	6/5/19	CNH	6.78	1
400,000	2,773,620	CNH	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	GSC	6/5/19	CNH	6.80	7,685
400,000	400,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	GSC	6/5/19	CNH	6.80	2
400,000	2,773,620	CNH	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call(a)	GSC	6/12/19	CNH	6.87	4,039
400,000	400,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put(a)	GSC	6/12/19	CNH	6.87	189
700,000	700,000		OTC U.S. Dollar versus Indian Rupee, Put(a)	HSBC	10/16/19	INR	72.00	17,611

			Total Currency Options					$68,610

Options on Futures
Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
16	$1,869,875		U.S. Treasury 5-Year Note July Futures, Call	CSFB	6/21/19		$116.50	$15,500
16	1,869,875		U.S. Treasury 5-Year Note July Futures, Put	CSFB	6/21/19		$115.25	125
9	1,134,141		U.S. Treasury 10-Year Note August Futures, Call	UBS	7/26/19		$127.00	7,734
9	1,134,141		U.S. Treasury 10-Year Note August Futures, Put	UBS	7/26/19		$124.50	1,828

			Total Options on Futures					$25,187

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $70,234)					$96,484

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

[753983.TX]196

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†		Security	Value
		Credit Suisse Securities (USA) LLC:
$1,240,500		2.510% due 6/5/19	$1,240,500
		NatWest Markets Securities Inc.:
2,544,000		2.560% due 7/17/19	2,544,000
3,205,863		2.610% due 7/22/19	3,205,863
		SG Americas Securities LLC:
1,656,000		2.520% due 6/4/19	1,656,000
		Standard Chartered Bank:
2,569,583	GBP	0.890% due 8/8/19	3,248,853
734,125		2.600% due 7/17/19	734,125

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $12,732,895)	$12,629,341

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended May 31, 2019, the average borrowing and interest rate under the reverse repurchase agreements were $11,917,166 and 1.646%, respectively.

[753983.TX]197

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Sterling September Futures	225	9/19	$35,151,822	$35,275,365	$123,543
Australian Government 3-Year Bond June Futures	54	6/19	4,231,864	4,285,266	53,402
Australian Government 10-Year Bond June Futures	13	6/19	1,223,116	1,280,155	57,039
Canada Government 10-Year Bond September Futures	3	9/19	311,230	317,045	5,815
Euro-Bobl September Futures	27	9/19	4,028,443	4,037,626	9,183
Euro-BTP June Futures	48	6/19	6,827,339	6,975,306	147,967
Euro-Bund September Futures	1	9/19	190,105	190,786	681
Euro-Buxl 30-Year Bond June Futures	11	6/19	2,239,484	2,426,517	187,033
Euro-Schatz Note June Futures	80	6/19	9,987,092	10,018,154	31,062
U.S. Treasury 5-Year Note September Futures	99	9/19	11,535,893	11,619,352	83,459
U.S. Treasury 10-Year Note September Futures	58	9/19	7,277,644	7,351,500	73,856
U.S. Treasury Ultra Long Bond September Futures	10	9/19	1,702,497	1,757,813	55,316

					828,356

Contracts to Sell:
90-Day Sterling September Futures	225	9/20	35,061,326	35,275,365	(214,039)
Euro-OAT September Futures	49	9/19	8,841,114	8,866,295	(25,181)
U.S. Treasury 2-Year Note September Futures	12	9/19	2,561,063	2,576,063	(15,000)
United Kingdom Treasury 10-Year Gilt September Futures	17	9/19	2,784,010	2,786,690	(2,680)

					(256,900)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$571,456

At May 31, 2019, International Fixed Income Fund had deposited cash of $369,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

[753983.TX]198

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	87,749	USD	1,784	GSC	$1,883	6/28/19	$99
Argentine Peso	1,496,296	USD	30,152	HSBC	30,451	7/31/19	299
Australian Dollar	1,432,000	USD	992,117	SCB	993,163	6/4/19	1,046
Australian Dollar	198,000	USD	139,083	BNP	137,327	6/5/19	(1,756)
Australian Dollar	347,000	USD	241,102	BNP	240,669	6/5/19	(433)
Australian Dollar	58,000	USD	40,140	BNP	40,228	6/5/19	88
Australian Dollar	205,000	USD	141,910	BNP	142,182	6/5/19	272
Australian Dollar	3,000	USD	2,101	HSBC	2,081	6/5/19	(20)
Australian Dollar	205,000	USD	142,178	RBS	142,309	7/3/19	131
Brazilian Real	6,624,900	USD	1,681,148	BNP	1,687,873	6/4/19	6,725
Brazilian Real	13,583,367	USD	3,378,107	SCB	3,460,731	6/4/19	82,624
British Pound	118,000	USD	154,255	RBS	149,194	6/4/19	(5,061)
British Pound	7,525,189	USD	9,510,355	SCB	9,514,476	6/4/19	4,121
British Pound	226,000	USD	286,455	BNP	285,757	6/5/19	(698)
British Pound	180,000	USD	232,768	BNP	227,594	6/5/19	(5,174)
British Pound	326,000	USD	428,401	BOA	412,199	6/5/19	(16,202)
British Pound	217,000	USD	281,493	GSC	274,377	6/5/19	(7,116)
British Pound	560,000	USD	707,274	SCB	709,139	7/3/19	1,865
Canadian Dollar	4,155,000	USD	3,097,832	BNP	3,073,907	6/4/19	(23,925)
Canadian Dollar	508,000	USD	378,423	BNP	375,823	6/4/19	(2,600)
Canadian Dollar	887,000	USD	662,582	BOA	656,211	6/4/19	(6,371)
Canadian Dollar	25,000	USD	18,565	BOA	18,495	6/4/19	(70)
Canadian Dollar	1,513,000	USD	1,121,572	HSBC	1,119,332	6/4/19	(2,240)
Canadian Dollar	1,197,000	USD	890,899	JPM	885,552	6/4/19	(5,347)
Canadian Dollar	482,000	USD	358,558	RBS	356,588	6/4/19	(1,970)
Canadian Dollar	279,000	USD	207,038	BOA	206,411	6/5/19	(627)
Canadian Dollar	568,000	USD	422,580	GSC	420,221	6/5/19	(2,359)
Canadian Dollar	190,000	USD	141,744	HSBC	140,567	6/5/19	(1,177)
Chinese Offshore Renminbi	853,000	USD	126,844	BCLY	123,010	6/19/19	(3,834)
Chinese Offshore Renminbi	14,575,148	USD	2,100,619	HSBC	2,101,878	6/19/19	1,259
Chinese Offshore Renminbi	18,173,019	USD	2,708,187	HSBC	2,620,727	6/19/19	(87,460)
Chinese Offshore Renminbi	14,663,831	USD	2,137,980	BOA	2,113,999	7/12/19	(23,981)
Chinese Offshore Renminbi	806,384	USD	116,375	DUB	116,102	9/18/19	(273)
Colombian Peso	441,280,000	USD	140,000	BNP	130,597	6/11/19	(9,403)
Colombian Peso	2,256,059,500	USD	720,613	BNP	667,683	6/11/19	(52,930)
Colombian Peso	624,405,290	USD	197,000	GSC	184,793	6/11/19	(12,207)
Colombian Peso	1,761,336,790	USD	521,522	JPM	518,099	9/25/19	(3,423)
Danish Krone	700,000	USD	106,118	HSBC	104,993	7/1/19	(1,125)
Euro	105,000	USD	117,709	BNP	117,301	6/4/19	(408)
Euro	1,475,000	USD	1,652,109	BNP	1,647,796	6/4/19	(4,313)
Euro	22,218,544	USD	24,735,633	GSC	24,821,444	6/4/19	85,811
Euro	353,000	USD	397,061	JPM	394,354	6/4/19	(2,707)
Euro	171,000	USD	191,503	JPM	191,033	6/4/19	(470)
Euro	381,000	USD	426,681	BNP	425,669	6/5/19	(1,012)
Euro	506,609	USD	565,791	BNP	566,004	6/5/19	213
Euro	2,000	USD	2,244	SCB	2,235	6/5/19	(9)
Euro	253,000	USD	284,764	SCB	282,662	6/5/19	(2,102)
Euro	2,219,000	USD	2,598,236	GSC	2,482,153	6/19/19	(116,083)
Hong Kong Dollar	6,599,411	USD	841,118	GSC	841,965	6/19/19	847
Hong Kong Dollar	2,755,507	USD	351,181	SCB	351,561	6/24/19	380
Hong Kong Dollar	1,722,000	USD	219,634	HSBC	219,852	8/12/19	218
Indian Rupee	85,234,500	USD	1,221,384	BNP	1,223,948	6/3/19	2,564
Indian Rupee	85,234,500	USD	1,221,650	JPM	1,223,948	6/3/19	2,298
Indian Rupee	83,144,557	USD	1,183,216	HSBC	1,191,967	6/19/19	8,751
Indian Rupee	85,463,100	USD	1,220,901	BCLY	1,223,969	6/28/19	3,068
Indian Rupee	31,565,820	USD	429,000	HSBC	446,624	10/18/19	17,624
Indian Rupee	5,152,000	USD	70,000	HSBC	72,895	10/18/19	2,895
Indian Rupee	30,384,798	USD	427,353	HSBC	429,913	10/18/19	2,560
Indian Rupee	89,156,700	USD	1,215,000	HSBC	1,235,456	4/27/20	20,456
Indian Rupee	88,825,230	USD	1,209,000	BNP	1,229,879	5/4/20	20,879
Indonesian Rupiah	1,170,123,932	USD	81,282	BCLY	81,809	6/19/19	527
Indonesian Rupiah	1,464,108,000	USD	102,000	BNP	102,363	6/19/19	363
Indonesian Rupiah	2,590,200,000	USD	180,000	SCB	181,093	6/19/19	1,093
Indonesian Rupiah	4,959,315,000	USD	347,461	SCB	346,729	6/19/19	(732)
Indonesian Rupiah	7,826,970,932	USD	534,191	SCB	540,868	9/18/19	6,677
Japanese Yen	43,200,000	USD	395,799	HSBC	398,652	6/4/19	2,853
Japanese Yen	41,600,000	USD	376,825	HSBC	383,888	6/4/19	7,063
Japanese Yen	2,241,108,000	USD	20,514,211	JPM	20,681,106	6/4/19	166,895
Japanese Yen	46,231,000	USD	420,824	BOA	426,655	6/5/19	5,831
Japanese Yen	77,633,000	USD	713,889	SCB	716,458	6/5/19	2,569
Japanese Yen	310,000,000	USD	2,812,402	JPM	2,863,711	6/17/19	51,309
Korean Won	103,776,400	USD	91,000	BNP	87,356	6/19/19	(3,644)
Korean Won	130,553,345	USD	115,126	GSC	109,896	6/19/19	(5,230)
Korean Won	475,921,300	USD	418,429	GSC	400,618	6/19/19	(17,811)
Korean Won	1,271,739,800	USD	1,124,438	HSBC	1,070,517	6/19/19	(53,921)
Korean Won	549,930,150	USD	486,032	HSBC	462,917	6/19/19	(23,115)
Korean Won	33,045,500	USD	29,000	SCB	27,817	6/19/19	(1,183)
Mexican Peso	16,877,000	USD	859,926	BNP	857,735	6/26/19	(2,191)
Mexican Peso	26,294,000	USD	1,339,685	HSBC	1,325,170	8/14/19	(14,515)
Mexican Peso	24,466,479	USD	1,242,679	JPM	1,233,067	8/14/19	(9,612)
New Taiwan Dollar	10,813,670	USD	343,837	HSBC	342,962	6/10/19	(875)
New Taiwan Dollar	4,961,699	USD	157,765	HSBC	157,448	6/19/19	(317)
New Taiwan Dollar	1,305,000	USD	41,481	HSBC	41,411	6/19/19	(70)
New Taiwan Dollar	2,020,000	USD	64,111	JPM	64,100	6/19/19	(11)
New Taiwan Dollar	2,533,000	USD	80,541	JPM	80,379	6/19/19	(162)
New Taiwan Dollar	10,825,416	USD	352,069	SCB	343,518	6/19/19	(8,551)
New Zealand Dollar	429,000	USD	282,004	BNP	280,636	6/5/19	(1,368)
Norwegian Krone	3,695,000	USD	422,166	BOA	422,218	6/5/19	52
Norwegian Krone	7,000	USD	803	HSBC	800	6/5/19	(3)
Norwegian Krone	1,360,000	USD	155,026	SCB	155,404	6/5/19	378
Norwegian Krone	1,220,000	USD	140,298	SCB	139,407	6/5/19	(891)
Norwegian Krone	2,345,000	USD	268,370	SCB	267,957	6/5/19	(413)
Peruvian Sol	502,200	USD	150,000	BNP	148,388	6/24/19	(1,612)
Peruvian Sol	321,959	USD	95,892	BCLY	95,007	7/17/19	(885)
Peruvian Sol	43,849	USD	13,000	BNP	12,910	9/3/19	(90)
Peruvian Sol	915,697	USD	272,261	HSBC	269,097	10/15/19	(3,164)
Polish Zloty	1,389,000	USD	365,953	HSBC	362,508	6/12/19	(3,445)
Polish Zloty	2,704,000	USD	713,478	RBS	705,704	6/12/19	(7,774)
Romanian New Leu	1,356,000	USD	316,177	RBS	317,647	10/22/19	1,470
Russian Ruble	9,840,739	USD	151,940	GSC	150,225	6/14/19	(1,715)
Russian Ruble	10,837,200	USD	166,368	GSC	165,437	6/14/19	(931)
Russian Ruble	11,240,738	USD	169,287	GSC	170,797	7/15/19	1,510
Russian Ruble	11,843,355	USD	178,567	SCB	179,953	7/15/19	1,386
Russian Ruble	93,918,070	USD	1,438,335	BNP	1,420,592	8/15/19	(17,743)
Singapore Dollar	713,000	USD	523,677	HSBC	519,155	6/19/19	(4,522)
South African Rand	9,967,000	USD	684,430	JPM	681,497	7/8/19	(2,933)
Swedish Krona	63,176,487	USD	6,588,205	SCB	6,659,691	6/4/19	71,486
Swedish Krona	1,330,000	USD	139,710	GSC	140,211	6/5/19	501
Swedish Krona	8,194,000	USD	852,815	JPM	863,827	6/5/19	11,012
Swedish Krona	4,056,000	USD	425,189	JPM	427,592	6/5/19	2,403
Swedish Krona	1,362,921	USD	143,524	JPM	144,002	7/3/19	478
Swiss Franc	430,000	USD	423,307	HSBC	429,546	6/5/19	6,239
Swiss Franc	285,000	USD	283,883	JPM	284,700	6/5/19	817
Swiss Franc	283,000	USD	280,934	SCB	282,702	6/5/19	1,768
Turkish Lira	77,813	USD	13,215	SCB	13,335	6/7/19	120

							17,578

Contracts to Sell:
Argentine Peso	5,179,350	USD	106,967	HSBC	111,160	6/28/19	(4,193)
Australian Dollar	1,432,000	USD	1,007,728	SCB	993,163	6/4/19	14,565
Australian Dollar	606,000	USD	421,112	BNP	420,305	6/5/19	807
Australian Dollar	205,000	USD	142,055	RBS	142,183	6/5/19	(128)
Australian Dollar	1,432,000	USD	992,923	SCB	994,049	7/2/19	(1,126)
Brazilian Real	6,624,900	USD	1,669,582	BNP	1,687,873	6/4/19	(18,291)
Brazilian Real	6,958,467	USD	1,748,183	SCB	1,772,858	6/4/19	(24,675)
Brazilian Real	6,624,900	USD	1,681,148	SCB	1,687,873	6/4/19	(6,725)
Brazilian Real	5,600,000	USD	1,469,932	JPM	1,422,982	7/2/19	46,950
Brazilian Real	13,583,367	USD	3,369,935	SCB	3,451,586	7/2/19	(81,651)
Brazilian Real	5,700,000	USD	1,438,123	GSC	1,426,572	1/3/20	11,551
British Pound	7,643,189	USD	9,906,628	SCB	9,663,669	6/4/19	242,959
British Pound	63,000	USD	80,339	HSBC	79,658	6/5/19	681
British Pound	326,000	USD	427,347	HSBC	412,199	6/5/19	15,148
British Pound	560,000	USD	706,234	SCB	708,071	6/5/19	(1,837)
British Pound	151,000	USD	202,370	BNP	191,056	6/18/19	11,314
British Pound	7,525,189	USD	9,524,609	SCB	9,528,764	7/2/19	(4,155)
Canadian Dollar	7,823,000	USD	5,806,510	BOA	5,787,527	6/4/19	18,983
Canadian Dollar	944,000	USD	700,701	BOA	698,380	6/4/19	2,321
Canadian Dollar	947,000	USD	703,252	GSC	700,616	6/5/19	2,636
Canadian Dollar	90,000	USD	67,052	SCB	66,585	6/5/19	467
Canadian Dollar	1,513,000	USD	1,122,394	HSBC	1,120,165	7/2/19	2,229
Chinese Offshore Renminbi	638,000	USD	91,799	BNP	92,006	6/19/19	(207)
Chinese Offshore Renminbi	3,346,464	USD	493,026	BOA	482,593	6/19/19	10,433
Chinese Offshore Renminbi	6,096,730	USD	881,859	BOA	879,208	6/19/19	2,651
Chinese Offshore Renminbi	3,477,515	USD	508,661	GSC	501,491	6/19/19	7,170
Chinese Offshore Renminbi	9,093,182	USD	1,349,017	GSC	1,311,326	6/19/19	37,691
Chinese Offshore Renminbi	7,383,000	USD	1,062,677	JPM	1,064,701	6/19/19	(2,024)
Chinese Offshore Renminbi	960,000	USD	140,217	JPM	138,441	6/19/19	1,776
Chinese Offshore Renminbi	1,652,276	USD	243,345	JPM	238,275	6/19/19	5,070
Chinese Offshore Renminbi	954,000	USD	140,823	SCB	137,576	6/19/19	3,247
Chinese Offshore Renminbi	1,369,505	USD	200,358	BOA	197,434	7/12/19	2,924
Chinese Offshore Renminbi	1,677,501	USD	248,812	HSBC	241,836	7/12/19	6,976
Chinese Offshore Renminbi	3,367,520	USD	499,032	HSBC	485,475	7/12/19	13,557
Chinese Offshore Renminbi	7,725,305	USD	1,126,483	HSBC	1,113,712	7/12/19	12,771
Chinese Offshore Renminbi	524,000	USD	77,005	JPM	75,542	7/12/19	1,463
Chinese Offshore Renminbi	14,575,148	USD	2,097,445	HSBC	2,098,504	9/18/19	(1,059)
Colombian Peso	1,761,336,790	USD	524,520	JPM	521,269	6/11/19	3,251
Colombian Peso	1,560,408,000	USD	474,000	SCB	461,804	6/11/19	12,196
Danish Krone	240,000	USD	36,263	BCLY	35,998	7/1/19	265
Danish Krone	980,000	USD	149,494	BCLY	146,991	7/1/19	2,503
Danish Krone	4,755,000	USD	721,810	BNP	713,204	7/1/19	8,606
Danish Krone	985,000	USD	150,353	BNP	147,740	7/1/19	2,613
Danish Krone	3,270,000	USD	497,729	BNP	490,468	7/1/19	7,261
Danish Krone	3,120,000	USD	475,498	BOA	467,970	7/1/19	7,528
Danish Krone	390,000	USD	59,133	BOA	58,496	7/1/19	637
Danish Krone	1,370,000	USD	208,361	BOA	205,487	7/1/19	2,874
Danish Krone	1,955,000	USD	296,469	BOA	293,231	7/1/19	3,238
Danish Krone	26,453,981	USD	4,015,940	HSBC	3,967,841	7/1/19	48,099
Euro	330,000	USD	367,654	BNP	368,660	6/4/19	(1,006)
Euro	400,000	USD	449,414	GSC	446,860	6/4/19	2,554
Euro	23,592,544	USD	26,367,758	UBS	26,356,408	6/4/19	11,350
Euro	630,609	USD	707,122	HSBC	704,543	6/5/19	2,579
Euro	512,000	USD	572,354	JPM	572,028	6/5/19	326
Euro	26,819,000	USD	30,324,699	BOA	29,999,485	6/19/19	325,214
Euro	22,218,544	USD	24,795,290	GSC	24,882,515	7/2/19	(87,225)
Euro	506,609	USD	567,145	BNP	567,402	7/3/19	(257)
Euro	89,000	TRY	604,049	HSBC	100,207	9/5/19	(2,154)
Hong Kong Dollar	6,600,000	USD	842,468	HSBC	842,041	6/19/19	427
Hong Kong Dollar	2,755,507	USD	352,000	HSBC	351,561	6/24/19	439
Hong Kong Dollar	1,929,000	USD	246,604	HSBC	246,281	8/12/19	323
Hong Kong Dollar	10,921,671	USD	1,396,229	HSBC	1,394,399	8/12/19	1,830
Indian Rupee	85,234,500	USD	1,209,000	BNP	1,223,948	6/3/19	(14,948)
Indian Rupee	85,234,500	USD	1,221,384	JPM	1,223,948	6/3/19	(2,564)
Indian Rupee	52,759,759	USD	730,947	BNP	756,368	6/19/19	(25,421)
Indian Rupee	30,384,798	USD	434,131	HSBC	435,599	6/19/19	(1,468)
Indian Rupee	85,463,100	USD	1,211,856	HSBC	1,223,970	6/28/19	(12,114)
Indian Rupee	85,234,500	USD	1,215,119	JPM	1,219,334	7/8/19	(4,215)
Indian Rupee	11,024,400	USD	150,000	HSBC	155,984	10/18/19	(5,984)
Indian Rupee	20,507,895	USD	279,000	HSBC	290,165	10/18/19	(11,165)
Indian Rupee	89,156,700	USD	1,228,985	BCLY	1,235,457	4/27/20	(6,472)
Indonesian Rupiah	2,356,776,000	USD	162,000	BOA	164,773	6/19/19	(2,773)
Indonesian Rupiah	7,826,970,932	USD	543,238	SCB	547,220	6/19/19	(3,982)
Japanese Yen	82,100,000	USD	746,971	BCLY	757,625	6/4/19	(10,654)
Japanese Yen	1,776,408,000	USD	15,933,012	SOG	16,392,821	6/4/19	(459,809)
Japanese Yen	467,400,000	USD	4,243,659	UBS	4,313,201	6/4/19	(69,542)
Japanese Yen	46,573,000	USD	426,346	BNP	429,812	6/5/19	(3,466)
Japanese Yen	46,068,000	USD	422,804	BOA	425,151	6/5/19	(2,347)
Japanese Yen	15,547,000	USD	140,511	GSC	143,480	6/5/19	(2,969)
Japanese Yen	15,676,000	USD	141,273	UBS	144,670	6/5/19	(3,397)
Japanese Yen	800,000,000	USD	7,236,414	UBS	7,390,222	6/17/19	(153,808)
Japanese Yen	2,241,108,000	USD	20,561,701	JPM	20,729,832	7/2/19	(168,131)
Japanese Yen	77,633,000	USD	715,534	SCB	718,153	7/3/19	(2,619)
Japanese Yen	11,000,000	USD	100,938	BCLY	102,127	8/19/19	(1,189)
Japanese Yen	11,000,000	USD	100,948	UBS	102,127	8/19/19	(1,179)
Japanese Yen	8,000,000	USD	73,430	UBS	74,274	8/19/19	(844)
Korean Won	607,568,931	USD	524,513	GSC	511,435	6/19/19	13,078
Korean Won	1,961,472,360	USD	1,749,752	GSC	1,651,115	6/19/19	98,637
Mexican Peso	16,877,000	USD	847,920	HSBC	857,735	6/26/19	(9,815)
Mexican Peso	9,826,000	USD	501,293	BCLY	495,212	8/14/19	6,081
Mexican Peso	16,877,000	USD	853,395	BNP	850,570	8/14/19	2,825
Mexican Peso	8,209,531	USD	418,911	GSC	413,745	8/14/19	5,166
Mexican Peso	1,841,000	USD	93,079	RBS	92,783	8/14/19	296
New Taiwan Dollar	10,813,670	USD	350,000	GSC	342,961	6/10/19	7,039
New Taiwan Dollar	10,458,734	USD	338,000	BNP	331,882	6/19/19	6,118
New Taiwan Dollar	11,186,381	USD	364,164	SCB	354,973	6/19/19	9,191
New Taiwan Dollar	10,813,670	USD	345,507	HSBC	346,474	11/21/19	(967)
New Taiwan Dollar	4,961,699	USD	158,506	HSBC	158,975	11/21/19	(469)
New Taiwan Dollar	1,305,000	USD	41,669	HSBC	41,812	11/21/19	(143)
New Taiwan Dollar	2,020,000	USD	64,372	JPM	64,721	11/21/19	(349)
New Taiwan Dollar	2,533,000	USD	80,965	JPM	81,158	11/21/19	(193)
New Zealand Dollar	217,000	USD	142,178	BNP	141,953	6/5/19	225
New Zealand Dollar	211,000	USD	138,005	JPM	138,029	6/5/19	(24)
Norwegian Krone	3,691,000	USD	421,708	BCLY	421,762	6/5/19	(54)
Norwegian Krone	4,936,000	USD	567,640	BNP	564,024	6/5/19	3,616
Norwegian Krone	3,695,000	USD	422,626	BOA	422,689	7/3/19	(63)
Peruvian Sol	1,119,794	USD	338,357	BNP	330,441	7/17/19	7,916
Peruvian Sol	915,697	USD	274,745	JPM	269,097	10/15/19	5,648
Polish Zloty	4,083,000	USD	1,061,782	BNP	1,065,602	6/12/19	(3,820)
Polish Zloty	2,892,133	USD	762,103	JPM	754,804	6/12/19	7,299
Romanian New Leu	1,852,000	USD	439,683	BNP	435,295	7/26/19	4,388
Romanian New Leu	1,117,467	EUR	229,799	BOA	262,650	7/26/19	(4,772)
Romanian New Leu	751,164	EUR	151,269	BNP	174,794	3/16/20	(1,941)
Romanian New Leu	861,670	EUR	173,731	BOA	200,509	3/16/20	(1,988)
Russian Ruble	10,837,200	USD	165,000	BOA	165,437	6/14/19	(437)
Russian Ruble	9,840,739	USD	147,180	HSBC	150,225	6/14/19	(3,045)
Russian Ruble	34,970,130	USD	533,000	HSBC	533,605	6/17/19	(605)
Russian Ruble	10,837,200	USD	164,599	GSC	163,604	8/30/19	995
Singapore Dollar	477,000	USD	350,262	GSC	347,318	6/19/19	2,944
Singapore Dollar	179,000	USD	132,497	HSBC	130,335	6/19/19	2,162
Singapore Dollar	539,000	USD	398,466	HSBC	392,461	6/19/19	6,005
Singapore Dollar	469,000	USD	344,475	JPM	341,492	6/19/19	2,983
Swedish Krona	405,000	USD	42,624	BOA	42,692	6/4/19	(68)
Swedish Krona	1,487	USD	155	JPM	157	6/4/19	(2)
Swedish Krona	62,770,000	USD	6,627,112	UBS	6,616,841	6/4/19	10,271
Swedish Krona	4,573,513	USD	477,051	BCLY	482,149	6/5/19	(5,098)
Swedish Krona	4,563,566	USD	476,183	BOA	481,100	6/5/19	(4,917)
Swedish Krona	3,080,000	USD	319,332	GSC	324,700	6/5/19	(5,368)
Swedish Krona	1,362,921	USD	143,213	JPM	143,681	6/5/19	(468)
Swedish Krona	235,000	USD	24,799	GSC	24,786	6/11/19	13
Swedish Krona	63,176,487	USD	6,602,424	SCB	6,674,492	7/2/19	(72,068)
Swiss Franc	142,000	USD	141,472	BNP	141,850	6/5/19	(378)
Swiss Franc	430,000	USD	423,336	BNP	429,546	6/5/19	(6,210)
Swiss Franc	426,000	USD	424,262	JPM	425,550	6/5/19	(1,288)
Swiss Franc	285,000	USD	284,656	JPM	285,500	7/3/19	(844)
Turkish Lira	298,000	USD	47,252	BNP	51,071	6/7/19	(3,819)
Turkish Lira	410,844	USD	70,465	BOA	70,411	6/7/19	54
Turkish Lira	280,985	USD	46,000	GSC	48,155	6/7/19	(2,155)
Turkish Lira	353,407	USD	58,000	HSBC	60,567	6/7/19	(2,567)
Turkish Lira	357,000	USD	61,479	HSBC	61,183	6/7/19	296
Turkish Lira	537,651	USD	85,000	JPM	92,143	6/7/19	(7,143)
Turkish Lira	58,295	EUR	8,900	JPM	9,991	6/7/19	(46)
Turkish Lira	647,912	USD	109,030	JPM	111,040	6/7/19	(2,010)
Turkish Lira	605,645	EUR	89,000	BNP	98,312	9/5/19	1,895

							(225,313)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(207,735)

[753983.TX]199

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
3-Month USD-LIBOR	iBoxx Investment Grade Index	2.837%	PAM*	6/20/19	GSC	USD	400,000	$(13,588)	$2,792	$(16,380)
3-Month USD-LIBOR	iBoxx Investment Grade Index	2.879%	PAM*	6/20/19	GSC	USD	500,000	(9,406)	585	(9,991)
3-Month USD-LIBOR	iBoxx Investment Grade Index	2.837%	PAM*	9/20/19	GSC	USD	400,000	(13,429)	29	(13,458)
3-Month USD-LIBOR	iBoxx Investment Grade Index	2.881%	PAM*	9/20/19	JPM	USD	500,000	(8,889)	585	(9,474)

								$(45,312)	$3,991	$(49,303)

*	PAM - paid at maturity.

[753983.TX]200

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Pay	China 7-Day Reverse Repo Rate	3.005%	6/19/24	BNP	CNY	6,000,000	$(64)	$—	$(64)
Pay	China 7-Day Reverse Repo Rate	3.010%	6/19/24	GSC	CNY	4,700,000	108	—	108
Pay	China 7-Day Reverse Repo Rate	3.025%	6/19/24	GSC	CNY	11,400,000	3,367	—	3,367
Pay	Israeli Shekel 3-Month Rate	1.775%	4/25/29	JPM	ILS	1,000,000	5,912	217	5,695
Pay	Israeli Shekel 3-Month Rate	1.779%	4/30/29	GSC	ILS	800,000	4,741	—	4,741
Pay	Israeli Shekel 3-Month Rate	1.780%	4/22/29	GSC	ILS	500,000	3,048	—	3,048
Pay	Israeli Shekel 3-Month Rate	1.786%	5/1/29	BNP	ILS	500,000	3,037	—	3,037

							$20,149	$217	$19,932

[753983.TX]201

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	BRL-CDI-Compounded	0.000%	1/2/20	PAM*	BRL	44,200,000	$(10,881)	$(589)	$(10,292)
Receive	BRL-CDI-Compounded	0.000%	1/2/20	PAM*	BRL	28,300,000	(2,562)	(17)	(2,545)
Pay	BRL-CDI-Compounded	0.000%	1/4/21	PAM*	BRL	200,000	2,713	(1,516)	4,229
Receive	BRL-CDI-Compounded	0.000%	7/1/21	PAM*	BRL	15,100,000	(42,121)	176	(42,297)
Receive	U.S. Federal Funds Effective Rate Index	2.673%	4/30/25	12-Month	USD	200,000	(10,811)	20	(10,831)
Receive	U.S. Federal Funds Effective Rate Index	2.683%	4/30/25	12-Month	USD	1,000,000	(54,591)	372	(54,963)
Receive	U.S. Federal Funds Effective Rate Index	2.684%	4/30/25	12-Month	USD	1,000,000	(54,649)	(32)	(54,617)
Receive	U.S. Federal Funds Effective Rate Index	2.696%	4/30/25	12-Month	USD	300,000	(16,598)	—	(16,598)
Receive	U.S. Federal Funds Effective Rate Index	2.710%	4/30/25	12-Month	USD	300,000	(16,839)	—	(16,839)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	28-Day	MXN	6,800,000	(23,059)	2,273	(25,332)
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	28-Day	MXN	2,100,000	(1,693)	—	(1,693)
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	28-Day	MXN	15,800,000	(9,291)	(2,879)	(6,412)
Pay	3-Month Canadian Bank Bill	2.500%	6/19/29	6-Month	CAD	4,300,000	165,860	72,271	93,589
Pay	3-Month GBP-LIBOR	1.500%	12/18/20	PAM*	GBP	10,700,000	94,361	30,300	64,061
Receive	3-Month GBP-LIBOR	1.500%	12/16/21	PAM*	GBP	10,700,000	(89,559)	(4,671)	(84,888)
Receive	3-Month USD-LIBOR	1.750%	6/20/20	6-Month	USD	27,400,000	73,753	513,968	(440,215)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	1,000,000	17,048	(28,808)	45,856
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month	USD	8,200,000	(9,502)	(573)	(8,929)
Receive	3-Month USD-LIBOR	2.250%	12/16/22	6-Month	USD	1,300,000	(21,183)	(7,313)	(13,870)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	4,900,000	(99,325)	279,718	(379,043)
Receive	3-Month USD-LIBOR	2.500%	6/20/48	6-Month	USD	1,000,000	(42,073)	111,190	(153,263)
Pay	3-Month USD-LIBOR	2.750%	12/19/20	6-Month	USD	3,700,000	63,118	(11,349)	74,467
Pay	3-Month USD-LIBOR	3.000%	6/19/29	6-Month	USD	800,000	64,631	29,861	34,770
Receive	3-Month USD-LIBOR	2.750%	12/20/47	6-Month	USD	3,100,000	(300,311)	(113,222)	(187,089)
Receive	3-Month USD-LIBOR	2.953%	11/12/49	6-Month	USD	600,000	(82,456)	—	(82,456)
Receive	3-Month USD-LIBOR	2.955%	11/12/49	6-Month	USD	600,000	(82,788)	—	(82,788)
Receive	3-Month USD-LIBOR	3.000%	12/19/28	6-Month	USD	1,000,000	(88,469)	6,389	(94,858)
Receive	3-Month USD-LIBOR	3.000%	12/19/48	6-Month	USD	1,400,000	(217,355)	38,283	(255,638)
Receive	3-Month USD-LIBOR	3.000%	6/19/24	6-Month	USD	500,000	(25,472)	(13,354)	(12,118)
Receive	3-Month USD-LIBOR	3.000%	6/19/26	6-Month	USD	600,000	(39,836)	(17,093)	(22,743)
Receive	3-Month USD-LIBOR	3.000%	6/19/29	6-Month	USD	4,100,000	(338,202)	(71,077)	(267,125)
Pay	3-Month ZAR-SAJIBOR	7.250%	6/20/23	3-Month	ZAR	14,000,000	3,942	(14,709)	18,651
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	3-Month	ZAR	5,200,000	19,231	(349)	19,580
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	36,449	1,570	34,879
Pay	6-Month EURIBOR	0.000%	9/18/21	12-Month	EUR	6,400,000	38,979	16,170	22,809
Pay	6-Month EURIBOR	0.250%	9/18/24	12-Month	EUR	15,600,000	274,030	64,932	209,098
Pay	6-Month EURIBOR	0.500%	6/19/24	12-Month	EUR	3,600,000	119,882	18,999	100,883
Pay	6-Month EURIBOR	0.750%	9/18/29	12-Month	EUR	2,600,000	108,784	22,767	86,017
Pay	6-Month EURIBOR	1.000%	3/8/29	12-Month	EUR	2,600,000	39,617	(12,411)	52,028
Pay	6-Month EURIBOR	1.000%	6/19/29	12-Month	EUR	7,300,000	539,677	84,779	454,898
Receive	6-Month EURIBOR	1.250%	9/18/49	12-Month	EUR	2,050,000	(197,573)	(15,403)	(182,170)
Pay	6-Month GBP-LIBOR	1.000%	9/18/21	6-Month	GBP	1,400,000	4,374	(5,024)	9,398
Pay	6-Month GBP-LIBOR	1.500%	6/19/24	6-Month	GBP	6,500,000	222,237	111,876	110,361
Pay	6-Month GBP-LIBOR	1.500%	6/19/29	6-Month	GBP	800,000	38,844	9,447	29,397
Pay	6-Month GBP-LIBOR	1.500%	9/18/49	6-Month	GBP	400,000	29,346	(6,418)	35,764
Pay	6-Month GBP-LIBOR	1.750%	6/19/49	6-Month	GBP	300,000	47,066	29,421	17,645
Pay	6-Month JPY-LIBOR	0.100%	3/20/24	6-Month	JPY	164,000,000	10,973	(11,414)	22,387
Receive	6-Month JPY-LIBOR	0.200%	6/19/29	6-Month	JPY	100,000,000	(11,035)	(9,241)	(1,794)
Receive	6-Month JPY-LIBOR	0.380%	6/18/28	6-Month	JPY	78,000,000	(22,828)	(30,359)	7,531
Receive	6-Month JPY-LIBOR	0.400%	6/19/39	6-Month	JPY	80,000,000	(4,926)	1,430	(6,356)
Pay	6-Month JPY-LIBOR	0.500%	6/19/49	6-Month	JPY	30,000,000	833	(3,079)	3,912

							$99,760	$1,065,312	$(965,552)

*	PAM - paid at maturity.

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	$1,528	$—	$1,528
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	695	—	695
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	1,229	—	1,229
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD	6,700,000	883	—	883
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	5,171	(555)	5,726
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	396	—	396
1-Month USD-LIBOR + 0.088%	3-Month USD-LIBOR	5/23/29	USD	1,000,000	176	—	176
1-Month USD-LIBOR + 0.091%	3-Month USD-LIBOR	3/18/22	USD	32,200,000	1,409	(854)	2,263

					$11,487	$(1,409)	$12,896

[753983.TX]202

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International, A+	(1.000)%	6/20/23	3-Month	BCLY	0.458%	USD	200,000	$(4,647)	$(3,815)	$(832)
China Government International, A+	(1.000)%	6/20/23	3-Month	GSC	0.458%	USD	500,000	(11,616)	(9,654)	(1,962)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BCLY	0.116%	USD	400,000	(11,414)	(14,121)	2,707
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BNP	0.116%	USD	700,000	(19,975)	(25,057)	5,082
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BOA	0.116%	USD	200,000	(5,706)	(6,913)	1,207
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	GSC	0.116%	USD	500,000	(14,267)	(17,653)	3,386
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	HSBC	0.116%	USD	300,000	(8,560)	(10,159)	1,599
Markit iTraxx Europe Sub Financials Series 27 5-Year Index	(1.000)%	6/20/22	3-Month	BNP	1.116%	EUR	700,000	1,135	36,666	(35,531)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BCLY	0.289%	USD	600,000	(17,968)	(15,056)	(2,912)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BNP	0.289%	USD	400,000	(11,979)	(9,884)	(2,095)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	HSBC	0.289%	USD	200,000	(5,989)	(4,989)	(1,000)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	JPM	0.289%	USD	400,000	(11,978)	(9,580)	(2,398)

								$(122,964)	$(90,215)	$(32,749)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/19 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
South Africa Government, BB	1.000%	6/20/23	3-Month	JPM	1.716%	USD	100,000	$(2,520)	$(4,998)	$2,478
South Africa Government, BB	1.000%	6/20/24	3-Month	GSC	1.995%	USD	200,000	(8,829)	(8,852)	23

								$(11,349)	$(13,850)	$2,501

[753983.TX]203

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Basf Se, A	(1.000)%	12/20/20	3-Month	0.088%	EUR	100,000	$(1,831)	$(2,908)	$1,077
Markit CDX North America Investment Grade Series 29 5-Year Index	(1.000)%	6/20/29	3-Month	1.185%	USD	3,400,000	38,534	12,983	25,551
Markit iTraxx Europe Senior Financials Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.583%	EUR	300,000	(5,600)	(8,322)	2,722
Markit iTraxx Europe Senior Financials Series 30 5-Year Index	(1.000)%	12/20/23	3-Month	0.830%	EUR	2,100,000	(23,868)	5,166	(29,034)
Markit iTraxx Europe Series 26 5-Year Index	(1.000)%	12/20/21	3-Month	0.300%	EUR	23,400,000	(522,251)	(990,810)	468,559
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.463%	EUR	16,500,000	(395,318)	(643,847)	248,529
Markit iTraxx Europe Series 30 5-Year Index	(1.000)%	12/20/23	3-Month	0.653%	EUR	2,600,000	(52,152)	(30,971)	(21,181)
Reynolds American Inc., BBB+	(1.000)%	12/20/20	3-Month	0.185%	USD	500,000	(7,380)	(14,731)	7,351
United Utilities PLC, BBB	(1.000)%	12/20/20	3-Month	0.225%	EUR	200,000	(3,299)	(3,440)	141

							$(973,165)	$(1,676,880)	$703,715

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A	1.000%	12/20/20	3-Month	0.275%	EUR	100,000	$1,517	$1,651	$(134)
Deutsche Bank AG, BBB-	1.000%	12/20/19	3-Month	0.730%	EUR	100,000	274	257	17
Marks & Spencer PLC, BBB-	1.000%	6/20/23	3-Month	1.687%	EUR	200,000	(5,410)	(6,000)	590
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.588%	USD	100,000	1,418	1,866	(448)
Shell International Finance BV, AA-	1.000%	12/20/26	3-Month	0.601%	EUR	200,000	7,144	(5,907)	13,051

							$4,943	$(8,133)	$13,076

[753983.TX]204

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2019, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency delivered	6/19/19	GSC	USD	24,333,700	EUR	21,500,000	$(478,272)	$—	$(478,272)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency delivered	6/19/19	GSC	USD	3,508,580	EUR	3,100,000	(68,818)	—	(68,818)

								$(547,090)	$—	$(547,090)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amount to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2019, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,265,000 for open centrally cleared swap contracts.

At May 31, 2019, International Fixed Income Fund had cash collateral from brokers in the amount of $960,000 for open OTC swap contracts.

[753983.TX]205

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNY	—	China Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Inc.
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

[753983.TX]206

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 101.6%
Arizona - 3.8%
$ 2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., 5.000% due 6/1/49(a)(b)(c)	$3,220,079

California - 9.9%
500,000	CCC	California County Tobacco Securitization Agency, Revenue Bonds, Asset-Backed Gold Country Funding Corp., 5.250% due 6/1/46	499,960
1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(d)	1,289,920
500,000	Baa1(e)	California Municipal Finance Authority, Revenue Bonds, California Lutheran University, 5.000% due 10/1/36	598,250
785,000	BBB+	California Pollution Control Financing Authority, Revenue Bonds, Variable AMT Republic Services, Series A, 1.900% due 8/1/23(a)(b)	785,244
1,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	1,135,330
		Golden State Tobacco Securitization Corp., Revenue Bonds:
290,000	NR	Series A1, 5.000% due 6/1/47	288,553
35,000	NR	Series A2, 5.000% due 6/1/47	34,825
1,000,000	A3(e)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	1,036,750
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,674,630
1,000,000	B+	Tobacco Securitization Authority of Southern California, Revenue Bonds, Senior Series A1, 5.125% due 6/1/46	1,002,160

		Total California	8,345,622

Colorado - 8.8%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(b)	910,830
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,611,849
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,653,900
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,128,950
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,087,180

		Total Colorado	7,392,709

Connecticut - 1.2%
790,000	AAA	Connecticut Housing Finance Authority, AMT, Series B2, 2.300% due 11/15/23(b)	797,552
200,000	A	State of Connecticut, GO, Series A, 5.000% due 4/15/39	239,838

		Total Connecticut	1,037,390

District of Columbia - 2.8%
1,500,000	AAA	District of Columbia, Income Tax Revenue, Revenue Bonds, Series A, 5.000% due 12/1/28	1,626,210
700,000	AA-	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(b)	755,181

		Total District of Columbia	2,381,391

Florida - 7.6%
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,656,704
1,500,000	AA-	City of Gainesville, FL, Utilities System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/29	1,875,255
100,000	NR	Florida Development Finance Corp., Revenue Bonds, AMT, Waste Pro USA Inc. Project, 5.000% due 5/1/29(b)	109,221
1,090,000	A1(e)	Florida Municipal Power Agency, Revenue Bonds, Stanton II Project, Series A, 5.000% due 10/1/24	1,206,641
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	279,658
1,000,000	AA	Orlando Utilities Commission, Utility System Revenue Bonds, 2018 Project, Series A, 5.000% due 10/1/33	1,227,020

		Total Florida	6,354,499

Georgia - 3.4%
2,610,000	Aa1(e)	Main Street Natural Gas Inc., Revenue Bonds, Series B, 4.000% due 8/1/49(a)	2,893,524

Illinois - 8.2%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA	Advocate Health Care, 4.000% due 6/1/47	1,268,827
600,000	A	DePaul University, 5.000% due 10/1/36	701,490
1,095,000	A2(e)	DePaul University, Series A, 5.375% due 10/1/19	1,108,786
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,289,460
2,500,000	A	Railsplitter Tobacco Settlement Authority, Revenue Bonds, 5.000% due 6/1/19	2,500,000

		Total Illinois	6,868,563

Indiana - 2.1%
		Indiana Municipal Power Agency, Power Supply, Revenue Bonds:
500,000	A+	Series A, 5.000% due 1/1/42	590,260
1,000,000	A+	Series C, 5.000% due 1/1/37	1,173,660

		Total Indiana	1,763,920

Iowa - 1.4%
1,000,000	A3(e)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(a)	1,174,340

[753983.TX]207

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Louisiana - 0.7%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	5.000% due 1/1/37(b)	$287,787
250,000	A-	5.000% due 1/1/38(b)	287,228

		Total Louisiana	575,015

Massachusetts - 2.0%
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,192,200
500,000	A	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, 4.000% due 9/1/49	516,850

		Total Massachusetts	1,709,050

Michigan - 2.1%
1,500,000	AA-	Northville Public Schools, GO, School Building And Site, Series II, 5.000% due 5/1/43	1,806,795

Minnesota - 3.8%
65,000	A2(e)	City of St Cloud, MN, Revenue Bonds, Centracare Health System, 5.000% due 5/1/48	77,661
3,050,000	AA+	Minnesota Housing Finance Agency, Revenue Bonds, Non-Ace Residential Housing Finance Bonds, Series C, 3.600% due 7/1/31	3,139,975

		Total Minnesota	3,217,636

Nevada - 1.6%
1,130,000	AA+	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,379,979

New Jersey - 3.5%
1,340,000	A3(e)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,520,793
1,250,000	A+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Highway Reimbursement, 5.000% due 6/15/30	1,445,137

		Total New Jersey	2,965,930

New York - 4.1%
1,170,000	AA	New York City Trust for Cultural Resources, Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,476,938
1,635,000	AA+	New York State Dormitory Authority, Bidding Group, Revenue Bonds, Series B, 5.000% due 2/15/43	1,945,764

		Total New York	3,422,702

Oregon - 1.8%
1,330,000	Aa2(e)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,471,512

Puerto Rico - 1.3%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
376,000	NR	Series A1, zero coupon, due 7/1/24	318,277
570,000	NR	Series A1, 4.750% due 7/1/53	551,298
216,000	NR	Series A2, 5.000% due 7/1/58	207,090

		Total Puerto Rico	1,076,665

South Carolina - 8.7%
1,535,000	Aa3(e)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,801,614
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,473,880
3,000,000	A1(e)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Remarketing, Series B, zero coupon (1-Month USD-LIBOR + 0.450%) due 10/1/31(a)(c)	2,998,080

		Total South Carolina	7,273,574

Tennessee - 1.3%
1,045,000	Aa2(e)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,090,552

Texas - 10.3%
1,000,000	A1(e)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(b)	1,204,060
295,000	A	Lower Colorado River Authority, Revenue Bonds, LCRA Transmission Services Corp. Project, 4.000% due 5/15/36	307,033
		North East, TX, Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	5.250% due 2/1/28	1,283,670
1,000,000	AAA	5.250% due 2/1/30	1,314,340
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,156,750
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,468,537
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,950,685

		Total Texas	8,685,075

Utah - 3.4%
500,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	602,580
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, Prerefunded 6/1/23 @ 100, 5.000% due 12/1/44(d)	2,277,740

		Total Utah	2,880,320

Washington - 1.5%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,235,310

[753983.TX]208

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Wisconsin - 5.4%
1,000,000	A-	Public Finance Authority, Revenue Bonds, AMT, Waste Management Inc., 1.950% due 9/1/27(a)(b)	$1,000,310
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, 5.000% due 7/1/20	1,558,050
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,356,017
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	601,280

		Total Wisconsin	4,515,657

Wyoming - 0.9%
680,000	A	County of Laramie, WY, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.000% due 5/1/37	717,108

		TOTAL MUNICIPAL BONDS (Cost - $81,380,634)	85,454,917

Shares/Units
CLOSED END MUTUAL FUND SECURITY - 4.0%
UNITED STATES - 4.0%
30,100		iShares National Muni Bond ETF, Common Class (Cost - $3,340,729)	3,397,387

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $84,721,363)	88,852,304

Face Amount
SHORT-TERM INVESTMENT - 1.5%
TIME DEPOSIT - 1.5%
$1,255,104		Barclays Bank PLC - London, 1.740% due 6/3/19
		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,255,104)	1,255,104

		TOTAL INVESTMENTS - 107.1% (Cost - $85,976,467)	90,107,408

		Liabilities in Excess of Other Assets - (7.1)%	(6,003,275)

		TOTAL NET ASSETS - 100.0%	$84,104,133

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	When-issued security.
(d)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)	Rating by Moody’s Investors Service. All ratings are unaudited.

At May 31, 2019, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal Bond Fund	$85,976,467	$4,132,861	$(27,701)	$4,105,160

Abbreviations used in this schedule:

AMBAC	—	American Bond Assurance Corporation
ETF	—	Exchange Traded Fund
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	Oregon School Bond Guaranty

See pages 242-244 for definitions of ratings.

Summary of Investments by Industry^
General Obligation	13.2%
Health Care Providers & Services	11.8
Transportation	11.4
School District	10.8
Higher Education	10.3
Utilities	5.8
Development	5.7
Airport	5.7
Tobacco Settlement	4.8
Water & Sewer	4.7
Single Family Housing	4.7
Power	4.1
Capital Market	3.8
Pollution	0.9
Multi Family Housing	0.9
Short-Term Investment	1.4

100%

^	As a percentage of total investments.

[753983.TX]209

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At May 31, 2019, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Note September Futures	30	9/19	$3,776,719	$3,802,500	$(25,781)

At May 31, 2019, Municipal Bond Fund had deposited cash of $32,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

[753983.TX]210

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 103.7%
		U.S. Treasury Inflation Indexed Bonds:
$ 16,876,616		2.375% due 1/15/25(a)	$18,788,036
8,869,817		2.000% due 1/15/26	9,832,522
1,938,471		1.750% due 1/15/28	2,161,705
8,507,337		3.625% due 4/15/28	10,881,952
10,650,215		2.500% due 1/15/29	12,747,971
6,515,332		3.875% due 4/15/29	8,683,810
750,698		3.375% due 4/15/32	1,022,981
4,600,193		2.125% due 2/15/40	5,896,987
2,775,268		2.125% due 2/15/41	3,586,286
225,076		0.750% due 2/15/42	226,832
221,208		0.625% due 2/15/43	215,575
5,990,139		1.375% due 2/15/44	6,842,699
971,892		0.750% due 2/15/45	969,114
6,492,921		1.000% due 2/15/46	6,865,267
4,319,104		0.875% due 2/15/47	4,442,905
4,465,139		1.000% due 2/15/48	4,740,875
		U.S. Treasury Inflation Indexed Notes:
10,119,316		0.125% due 4/15/20	10,038,875
18,264,487		0.125% due 4/15/21(a)	18,086,582
191,804		0.625% due 7/15/21	192,955
5,224,368		0.125% due 1/15/22	5,189,283
17,924,189		0.125% due 4/15/22(a)	17,769,825
11,081,799		0.125% due 1/15/23	10,995,204
10,238		0.625% due 4/15/23	10,337
390,159		0.625% due 1/15/24	395,611
4,666,129		0.125% due 7/15/24(a)	4,636,865
4,303,069		0.250% due 1/15/25	4,283,535
7,403,228		0.375% due 7/15/25	7,441,804
24,143,712		0.625% due 1/15/26(a)	24,582,911
8,826,438		0.125% due 7/15/26	8,711,805
6,253,097		0.375% due 1/15/27	6,258,936
6,320,403		0.375% due 7/15/27	6,339,599
11,461,769		0.500% due 1/15/28	11,576,011
2,147,666		0.750% due 7/15/28	2,223,524
3,716,162		0.875% due 1/15/29	3,884,385
		U.S. Treasury Notes:
1,600,000		2.125% due 3/31/24	1,613,469
640,000		1.875% due 8/31/24	637,613
900,000		2.250% due 11/15/24	912,867
561,000		2.750% due 2/15/28(a)	589,390

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $238,593,679)	244,276,903

MORTGAGE-BACKED SECURITIES - 14.8%
FNMA - 14.8%
		Federal National Mortgage Association (FNMA):
18,770,000		3.500% due 7/1/49(b)	19,131,469
15,300,000		4.000% due 7/1/49(b)	15,786,544

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $34,728,349)	34,918,013

[753983.TX]211

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 8.6%
Argentina - 0.3%
$ 727,000	ARS	NR	Argentina Bonar Bonds, 52.508% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(c)	$15,386
18,084,000	ARS	NR	Argentina POM Politica Monetaria, 68.809% due 6/21/20(c)	461,093
200,000		B	Argentine Republic Government International Bonds, 5.875% due 1/11/28	138,625

			Total Argentina	615,104

Australia - 0.7%
			Australia Government Bonds:
1,040,000	AUD	Aaa(d)	1.250% due 2/21/22	857,652
890,000	AUD	Aaa(d)	3.000% due 9/20/25	910,810

			Total Australia	1,768,462

Brazil - 0.6%
5,768,000	BRL	BB-	Brazil Letras do Tesouro Nacional, zero coupon, due 1/1/20	1,417,429

Canada - 0.2%
			Canadian Government Real Return Bonds:
462,645	CAD	AAA	4.250% due 12/1/26	449,385
52,106	CAD	AAA	0.500% due 12/1/50(e)	39,907

			Total Canada	489,292

France - 2.4%
			French Republic Government Bonds OAT:
760,998	EUR	Aa2u(d)	2.250% due 7/25/20	888,711
2,544,623	EUR	Aa2u(d)	0.250% due 7/25/24	3,077,221
735,439	EUR	Aa2u(d)	0.100% due 3/1/25	876,235
566,671	EUR	Aa2u(d)	1.850% due 7/25/27	788,873

			Total France	5,631,040

Italy - 0.4%
			Italy Buoni Poliennali Del Tesoro:
101,207	EUR	Baa3u(d)	1.650% due 4/23/20(f)	114,764
628,935	EUR	Baa3u(d)	2.600% due 9/15/23(f)	747,722
146,237	EUR	Baa3u(d)	2.350% due 9/15/24(f)	171,773

			Total Italy	1,034,259

Japan - 0.5%
120,976,800	JPY	A1(d)	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,164,164

New Zealand - 0.3%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	837,929

Peru - 0.2%
1,400,000	PEN	A3(d)	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(f)	440,924

Qatar - 0.2%
			Qatar Government International Bonds:
200,000		AA-	3.875% due 4/23/23(f)	207,875
200,000		AA-	5.103% due 4/23/48(f)	229,520

			Total Qatar	437,395

United Kingdom - 2.8%
			United Kingdom Gilt Inflation Linked Bonds:
2,830,072	GBP	Aa2u(d)	1.875% due 11/22/22	4,197,835
1,440,668	GBP	NR	0.125% due 8/10/28	2,320,000

			Total United Kingdom	6,517,835

			TOTAL SOVEREIGN BONDS (Cost - $21,299,638)	20,353,833

[753983.TX]212

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%
$ 401,072		Caa2(d)	Alternative Loan Trust, Series 2006-HY11, Class A1, 2.550% (1-Month USD-LIBOR + 0.120%) due 6/25/36(c)	$381,961
797,466		Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(c)	765,247
3,303		AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 4.112% (6-Month USD-LIBOR + 1.500%) due 9/25/45(c)	3,336
343,385		AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 3.331% (3-Month USD-LIBOR + 0.730%) due 4/16/26(c)(f)	342,402
21,144		AA+	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 3.061% (1-Month USD-LIBOR + 0.620%) due 4/20/35(c)	21,197
961,778		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-RN2, Class A1, step bond to yield, 3.967% due 3/28/34(f)	967,233
33,365		BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 5.069% due 5/25/33(c)	34,527
347,670		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 3.405% (1-Month USD-LIBOR + 0.975%) due 6/25/34(c)	352,323
83,163		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 2.790% (1-Month USD-LIBOR + 0.360%) due 3/25/35(c)(f)	84,351
166,268		Caa2(d)	CHL Mortgage Pass-Through Trust, Series 2006-6, Class A4, 6.000% due 4/25/36	137,284
334,029		Caa2(d)	Citigroup Mortgage Loan Trust, Series 2007-AR4, Class 1A1A, 4.631% due 3/25/37(c)	332,648
			Citigroup Mortgage Loan Trust Inc.:
8,967		B-	Series 2004-HYB2, Class 2A, 5.130% due 3/25/34(c)	9,219
35,917		B(g)	Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	36,280
			Countrywide Asset-Backed Certificates:
479,071		CC	Series 2007-1, Class 1A, 2.570% (1-Month USD-LIBOR + 0.140%) due 7/25/37(c)	436,272
101,789		CC	Series 2007-6, Class 1A, 2.630% (1-Month USD-LIBOR + 0.200%) due 9/25/37(c)	85,129
598,512		CCC	Series 2007-8, Class 1A1, 2.620% (1-Month USD-LIBOR + 0.190%) due 11/25/37(c)	577,099
903,000		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 2.580% (1-Month USD-LIBOR + 0.150%) due 9/29/36(c)(f)	855,940
199,502		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.830% due 8/26/58(f)	201,259
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 3.480% (1-Month USD-LIBOR + 1.050%) due 5/25/35(c)	154,355
1,115,662		CC	Series 2007-CB6, Class A3, 2.650% (1-Month USD-LIBOR + 0.220%) due 7/25/37(c)(f)	757,332
600,000		AAA	Crown Point CLO 5 Ltd., Series 2018-5A, Class A, 3.528% (3-Month USD-LIBOR + 0.940%) due 7/17/28(c)(f)	598,356
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 4.155% (1-Month USD-LIBOR + 1.725%) due 11/25/34(c)	149,408
100,000		Aaa(d)	Evans Grove CLO Ltd., Series 2018-1A, Class A1, 3.441% (3-Month USD-LIBOR + 0.920%) due 5/28/28(c)(f)	99,465
400,000		AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 3.483% (3-Month USD-LIBOR + 0.850%) due 6/20/27(c)(f)	398,543
1,150,030		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2019-5, Class FA, 2.830% (1-Month USD-LIBOR + 0.400%) due 3/25/49(c)	1,147,101
			Government National Mortgage Association:
502,220		NR	Series 2018-H15, Class FG, 3.030% (1-Year USD-LIBOR + 0.150%) due 8/20/68(c)	492,281
1,189,439		NR	Series 2019-20, Class FE, 2.841% (1-Month USD-LIBOR + 0.400%) due 2/20/49(c)	1,187,863
35,870		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.220% due 3/25/46(e)	28,651
6,343		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 2.781% (1-Month USD-LIBOR + 0.340%) due 6/20/35(c)	6,349
76,390		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 3.070% (1-Month USD-LIBOR + 0.640%) due 7/25/45(c)	73,767
250,000		Aaa(d)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 3.438% (3-Month USD-LIBOR + 0.850%) due 1/17/28(c)(f)	248,286
532,615		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 2.890% (1-Month USD-LIBOR + 0.460%) due 3/25/36(c)	521,980
260,000	EUR	NR	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.490% (0.800% - 3-Month EURIBOR) due 12/15/29(f)	289,699
98,824		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(f)	100,118
261,348		Aaa(d)	LMREC Inc., Series 2015-CRE1, Class AR, 3.417% (1-Month USD-LIBOR + 0.980%) due 2/22/32(c)(f)	260,626
202,678		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 2.550% (1-Month USD-LIBOR + 0.120%) due 8/25/36(c)	106,031
320,000		Aaa(d)	Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 3.460% (3-Month USD-LIBOR + 0.880%) due 1/25/28(c)(f)	316,894
660,000		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3.417% (3-Month USD-LIBOR + 0.820%) due 10/13/27(c)(f)	656,831
18,310		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 2.920% (1-Month USD-LIBOR + 0.480%) due 6/15/30(c)	18,282
87,528		NR	New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.500% due 5/25/58(c)(e)(f)	92,136
			Option One Mortgage Loan Trust:
131,457		CC	Series 2007-1, Class 1A1, 2.570% (1-Month USD-LIBOR + 0.140%) due 1/25/37(c)	98,649
132,557		CC	Series 2007-2, Class 1A1, 2.570% (1-Month USD-LIBOR + 0.140%) due 3/25/37(c)	100,242
600,000		B-	RASC Trust, Series 2006-KS3, Class M1, 2.760% (1-Month USD-LIBOR + 0.330%) due 4/25/36(c)	599,874
644,777		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	440,612
438,537		NR	RMAT LP, Series 2018-NPL1, Class A1, step bond to yield, 4.090% due 5/25/48(f)	441,640
			Securitized Asset-Backed Receivables LLC Trust:
615,091		CC	Series 2006-FR3, Class A3, 2.680% (1-Month USD-LIBOR + 0.250%) due 5/25/36(c)	401,060
120,874		CC	Series 2006-HE2, Class A2C, 2.580% (1-Month USD-LIBOR + 0.150%) due 7/25/36(c)	66,847
474,362		B	Sequoia Mortgage Trust, Series 6, Class A, 3.081% (1-Month USD-LIBOR + 0.640%) due 4/19/27(c)	468,409

[753983.TX]213

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5% - (continued)
$ 250,000	GBP	AAA	Silverstone Master Issuer PLC, Series 2019-1A, Class 2A, (Sterling Overnight Index Average + 0.750%), due 1/21/70(c)(f)	$316,966
			Soundview Home Loan Trust:
305,317		CC	Series 2007-OPT1, Class 1A1, 2.630% (1-Month USD-LIBOR + 0.200%) due 6/25/37(c)	228,560
86,208		CCC	Series 2007-OPT2, Class 2A3, 2.610% (1-Month USD-LIBOR + 0.180%) due 7/25/37(c)	79,395
600,000		NR	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200% due 5/27/36(e)(f)	600,798
260,000		Aaa(d)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3.477% (3-Month USD-LIBOR + 0.880%) due 4/15/28(c)(f)	258,840
360,000		Aaa(d)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 3.432% (3-Month USD-LIBOR + 0.840%) due 4/20/28(c)(f)	358,290
500,000		Aaa(d)	Venture 35 CLO Ltd., Series 2018-35A, Class AS, 3.742% (3-Month USD-LIBOR + 1.150%) due 10/22/31(c)(f)	499,295
518,896		AAA	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 3.321% (3-Month USD-LIBOR + 0.800%) due 2/28/26(c)(f)	517,319
800,000		Aaa(d)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.447% (3-Month USD-LIBOR + 0.850%) due 1/15/28(c)(f)	797,800
330,000		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.477% (3-Month USD-LIBOR + 0.880%) due 4/15/27(c)(f)	329,092
			WaMu Mortgage Pass-Through Certificates Trust:
16,250		Baa1(d)	Series 2002-AR2, Class A, 2.208% (11th District Cost of Funds Index + 1.250%) due 2/27/34(c)	16,232
7,368		BBB	Series 2002-AR17, Class 1A, 3.681% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(c)	7,225
3,469		A+	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, 5.076% due 5/25/34(c)	3,629

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $19,874,717)	19,958,835

CORPORATE BONDS & NOTES - 2.4%
Agriculture - 0.1%
100,000		BBB+	BAT Capital Corp., Company Guaranteed Notes, 3.118% (3-Month USD-LIBOR + 0.590%) due 8/14/20(c)	100,122

Auto Manufacturers - 0.1%
200,000		BBB+	Hyundai Capital America, Senior Unsecured Notes, 1.750% due 9/27/19(f)	199,385

Banks - 1.2%
100,000	EUR	Ba1(d)	Banco Santander SA, Junior Subordinated Notes, 6.250% (5-Year EUR Swap Rate + 5.640%)(c)(h)	115,066
200,000	EUR	Baa3(d)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% - 5-Year EUR Swap Rate)(c)(h)	244,351
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	704,863
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	160,065
200,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.413% (3-Month USD-LIBOR + 0.800%) due 6/21/21(c)	200,335
			Royal Bank of Scotland Group PLC:
240,000		B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(c)(h)	253,800
			Senior Unsecured Notes:
200,000		BBB	4.152% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	197,284
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	205,132
400,000		Aaa(d)	Toronto-Dominion Bank (The), Covered Notes, 2.250% due 3/15/21(f)	400,255
400,000		A+	UBS AG, Senior Unsecured Notes, 3.175% (3-Month USD-LIBOR + 0.580%) due 6/8/20(c)(f)	401,569

			Total Banks	2,882,720

Diversified Financial Services - 0.3%
			Ally Financial Inc.:
400,000		BB+	Company Guaranteed Notes, 8.000% due 11/1/31	509,000
100,000		BB+	Senior Unsecured Notes, 8.000% due 11/1/31	125,875
100,000		A	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 2.967% (3-Month USD-LIBOR + 0.375%) due 6/30/21(c)	100,278

			Total Diversified Financial Services	735,153

Electric - 0.0%
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 3.061% (3-Month USD-LIBOR + 0.450%) due 3/15/21(c)	99,262

Gas - 0.1%
200,000		BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 3.211% (3-Month USD-LIBOR + 0.600%) due 6/15/21(c)	200,951

Oil & Gas - 0.3%
757,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.999% due 1/27/28	780,467

[753983.TX]214

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 2.4% - (continued)
Pipelines - 0.1%
$ 200,000		BBB+	Enbridge Inc., Company Guaranteed Notes, 2.984% (3-Month USD-LIBOR + 0.400%) due 1/10/20(c)	$200,069

Savings & Loans - 0.1%
200,000	GBP	BB+	Nationwide Building Society, Junior Subordinated Notes, 6.875% (5-Year GBP Swap Rate + 4.880%)(c)(h)	253,205

Telecommunications - 0.1%
300,000		BBB	AT&T Inc., Senior Unsecured Notes, 3.270% (3-Month USD-LIBOR + 0.750%) due 6/1/21(c)	301,930

			TOTAL CORPORATE BONDS & NOTES (Cost - $5,683,505)	5,753,264

ASSET-BACKED SECURITY - 0.1%
Student Loans - 0.1%
214,617		Aaa(d)	Navient Student Loan Trust, Series 2016-7A, Class A, 3.580% (1-Month USD-LIBOR + 1.150%) due 3/25/66(c)(f) (Cost - $214,617)	217,251

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $320,394,505)	325,478,099

SHORT-TERM INVESTMENTS - 0.7%
COMMERCIAL PAPERS - 0.5%
250,000			Arrow Electronics Inc., 2.960% due 6/10/19(f)(i)	249,857
300,000			Broadcom Inc., 3.009% due 6/6/19(f)(i)	299,925
250,000			Campbell Soup Co., 2.746% due 6/25/19(e)(f)(i)	249,581
250,000			Encana Corp., 3.224% due 8/1/19(f)(i)	248,689
250,000			Royal Caribbean Cruises Ltd., 2.911% due 7/15/19(e)(f)(i)	249,154

			TOTAL COMMERCIAL PAPERS (Cost - $1,297,206)	1,297,206

TIME DEPOSITS - 0.2%
			BBH - Grand Cayman:
2,085	DKK		(0.900)% due 6/3/19	312
4,032,028	JPY		(0.230)% due 6/3/19	37,208
17,016	AUD		0.660% due 6/3/19	11,802
37	CAD		0.790% due 6/3/19	28
663	SGD		0.860% due 6/3/19	483
120	ZAR		5.650% due 6/3/19	8
7,143	NZD		0.750% due 6/4/19	4,672
253,676	EUR		Deutsche Bank - Frankfurt, (0.570)% due 6/3/19	283,394
49,474	GBP		SEB - Stockholm, 0.370% due 6/3/19	62,553

			TOTAL TIME DEPOSITS (Cost - $400,460)	400,460

			TOTAL SHORT-TERM INVESTMENTS (Cost - $1,697,666)	1,697,666

			TOTAL INVESTMENTS IN SECURITIES (Cost - $322,092,171)	327,175,765

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $341,682)	797,614

			TOTAL INVESTMENTS - 139.2% (Cost - $322,433,853)	327,973,379

			Liabilities in Excess of Other Assets - (39.2)%	(92,309,383)

			TOTAL NET ASSETS - 100.0%	$235,663,996

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	This security is traded on a TBA basis (see Note 1).
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Illiquid security.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019 amounts to approximately $14,817,755 and represents 6.3% of net assets.

(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Rate shown represents yield-to-maturity.

At May 31, 2019, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$322,433,853	$10,306,335	$(5,482,114)	$4,824,221

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
U.S. Government Obligations	74.7%
Mortgage-Backed Securities	10.7
Sovereign Bonds	6.2
Collateralized Mortgage Obligations	6.1
Corporate Bonds & Notes	1.7
Asset-Backed Security	0.1
Short-Term Investments	0.5

100.0%

^	As a percentage of total investments.

[753983.TX]215

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2019, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate		Value
500,000	$333,595		OTC Markit CDX North America Grade Series 32 5-Year Index, Put	BNP	8/21/19		1.000%	$513
500,000	333,595		OTC Markit CDX North America Grade Series 32 5-Year Index, Put	DUB	9/18/19		0.950%	924
800,000	533,752		OTC Markit CDX North America Grade Series 32 5-Year Index, Put	BNP	9/18/19		1.000%	1,242
500,000	333,595		OTC Markit CDX North America Grade Series 32 5-Year Index, Put	DUB	9/18/19		1.000%	777
1,200,000	833,494	EUR	OTC Markit iTRaxx Europe Series 31 5-Year Index, Put	BCLY	9/18/19		0.950%	2,601
300,000	208,371	EUR	OTC Markit iTraxx Europe Series 31 5-Year Index, Put	JPM	9/18/19		1.050%	456

			Total Credit Default Swaptions					$6,513

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate		Value
13,000,000	$327,633		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	2/24/20		2.520%	$414,089
12,600,000	217,552		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BNP	3/27/20		2.364%	330,557

			Total Interest Rate Swaptions					$744,646

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
15	2,564,400	EUR	Euro-Bund August Futures, Call	CSFB	7/26/19	EUR	169.50	$30,331
14	2,393,440	EUR	Euro-Bund August Futures, Call	GSC	7/26/19	EUR	170.00	22,991
15	2,564,400	EUR	Euro-Bund August Futures, Put	CSFB	7/26/19	EUR	169.50	8,881
14	2,393,440	EUR	Euro-Bund August Futures, Put	GSC	7/26/19	EUR	170.00	10,792
15	2,564,400	EUR	Euro-Bund July Futures, Call	CSFB	6/21/19	EUR	167.00	63,677
15	2,564,400	EUR	Euro-Bund July Futures, Put	CSFB	6/21/19	EUR	167.00	335

			Total Options on Futures					$137,007

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $446,725)					$888,166

†	Amount denominated in U.S. dollars, unless otherwise noted.

[753983.TX]216

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amounts†	Security	Value
	Merrill Lynch & Pierce, Fenner & Smith Inc.:
$9,075,000	2.550% due 6/4/19	$9,075,000
	NatWest Markets Securities Inc.:
848,000	2.580% due 7/18/19	848,000
	Royal Bank of Canada:
563,805	2.640% due 6/5/19	563,805
13,483,750	2.600% due 7/22/19	13,483,750
	Standard Chartered Bank:
2,117,500	2.580% due 7/15/19	2,117,500
23,130,415	2.600% due 7/17/19	23,130,415

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $49,218,470)	$49,218,470

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended May 31, 2019, the average borrowing and interest rate under the reverse repurchase agreements were $49,833,180 and 2.501%, respectively.

[753983.TX]217

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2019, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bobl September Futures	76	9/19	$11,349,886	$11,365,168	$15,282
Euro-BTP June Futures	10	6/19	1,448,966	1,453,189	4,223
Euro-Bund September Futures	118	9/19	22,431,288	22,512,851	81,563
U.S. Treasury 10-Year Note September Futures	58	9/19	7,277,644	7,351,500	73,856

					174,924

Contracts to Sell:
Australian Government 3-Year Bond June Futures	14	6/19	1,097,150	1,110,995	(13,845)
Australian Government 10-Year Bond June Futures	4	6/19	376,343	393,894	(17,551)
Euro-BTP September Futures	46	9/19	6,628,028	6,591,654	36,374
Euro-Buxl 30-Year Bond September Futures	22	9/19	4,815,900	4,815,676	224
Euro-OAT September Futures	95	9/19	17,140,935	17,189,754	(48,819)
Euro-Schatz Note September Futures	274	9/19	34,301,465	34,313,709	(12,244)
Japan Government 10-Year Bond June Futures	1	6/19	1,406,543	1,413,741	(7,198)
U.S. Treasury 2-Year Note September Futures	44	9/19	9,390,563	9,445,563	(55,000)
U.S. Treasury 5-Year Note September Futures	102	9/19	11,847,938	11,971,454	(123,516)
U.S. Treasury Long Bond September Futures	41	9/19	6,090,742	6,302,469	(211,727)
U.S. Treasury Ultra Long Bond September Futures	1	9/19	172,055	175,781	(3,726)
United Kingdom Treasury 10-Year Gilt September Futures	23	9/19	3,766,625	3,770,228	(3,603)

					(460,631)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(285,707)

At May 31, 2019, Inflation-Linked Fixed Income Fund had deposited cash of $453,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

[753983.TX]218

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2019, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	2,531,000	USD	1,753,526	SCB	$1,755,376	6/4/19	$1,850
British Pound	262,000	USD	337,552	JPM	331,260	6/4/19	(6,292)
British Pound	274,000	USD	357,020	MLP	346,432	6/4/19	(10,588)
British Pound	2,447,000	USD	3,092,525	SCB	3,093,865	6/4/19	1,340
Canadian Dollar	934,000	USD	693,806	HSBC	690,982	6/4/19	(2,824)
Colombian Peso	3,540,078,800	USD	1,130,745	BNP	1,047,690	6/11/19	(83,055)
Colombian Peso	3,540,078,800	USD	1,048,198	JPM	1,041,318	9/25/19	(6,880)
Euro	7,569,000	USD	8,444,582	BCLY	8,455,708	6/4/19	11,126
Indian Rupee	22,533,559	USD	312,186	BNP	323,043	6/19/19	10,857
Indonesian Rupiah	16,302,736,400	USD	1,142,208	SCB	1,139,800	6/19/19	(2,408)
Indonesian Rupiah	16,302,736,400	USD	1,112,663	SCB	1,126,571	9/18/19	13,908
Japanese Yen	132,500,000	USD	1,212,852	JPM	1,222,719	6/4/19	9,867
Korean Won	1,165,304,410	USD	979,651	BNP	980,923	6/19/19	1,272
Mexican Peso	3,293,000	USD	167,327	JPM	167,359	6/26/19	32
Mexican Peso	2,532,000	USD	128,603	JPM	127,608	8/14/19	(995)
New Taiwan Dollar	16,220,020	USD	515,068	BNP	514,703	6/19/19	(365)
New Taiwan Dollar	4,335,000	USD	137,794	HSBC	137,561	6/19/19	(233)
New Taiwan Dollar	6,606,000	USD	209,661	JPM	209,625	6/19/19	(36)
New Taiwan Dollar	8,241,000	USD	261,952	SCB	261,508	6/19/19	(444)
Russian Ruble	9,099,025	USD	137,134	HSBC	138,255	7/15/19	1,121
Russian Ruble	67,739,427	USD	1,037,415	BNP	1,024,618	8/15/19	(12,797)
South African Rand	8,247,000	USD	566,318	JPM	563,891	7/8/19	(2,427)

							(77,971)

Contracts to Sell:
Australian Dollar	2,531,000	USD	1,781,118	SCB	1,755,375	6/4/19	25,743
Australian Dollar	2,531,000	USD	1,754,950	SCB	1,756,940	7/2/19	(1,990)
Brazilian Real	5,768,000	USD	1,499,389	JPM	1,443,590	1/3/20	55,799
British Pound	1,291,000	USD	1,631,258	BNP	1,632,276	6/4/19	(1,018)
British Pound	2,983,000	USD	3,866,380	SCB	3,771,557	6/4/19	94,823
British Pound	1,291,000	USD	1,624,520	BCLY	1,634,728	7/2/19	(10,208)
British Pound	2,079,000	USD	2,618,365	HSBC	2,632,532	7/2/19	(14,167)
British Pound	2,447,000	USD	3,097,161	SCB	3,098,512	7/2/19	(1,351)
Canadian Dollar	1,598,000	USD	1,186,093	MLP	1,182,215	6/4/19	3,878
Colombian Peso	3,540,078,800	USD	1,054,222	JPM	1,047,689	6/11/19	6,533
Euro	518,000	USD	580,634	BNP	578,684	6/4/19	1,950
Euro	7,051,000	USD	7,896,479	HSBC	7,877,024	6/4/19	19,455
Euro	7,569,000	USD	8,465,064	BCLY	8,476,512	7/2/19	(11,448)
Indian Rupee	22,697,675	USD	325,000	HSBC	325,396	6/19/19	(396)
Indonesian Rupiah	16,302,736,400	USD	1,131,506	SCB	1,139,800	6/19/19	(8,294)
Japanese Yen	132,500,000	USD	1,188,237	JPM	1,222,720	6/4/19	(34,483)
Japanese Yen	132,500,000	USD	1,215,660	JPM	1,225,600	7/2/19	(9,940)
Korean Won	1,165,304,410	USD	1,038,707	JPM	980,923	6/19/19	57,784
Korean Won	1,165,304,410	USD	982,882	BNP	984,311	9/18/19	(1,429)
Mexican Peso	3,293,000	USD	167,208	BCLY	167,359	6/26/19	(151)
Mexican Peso	3,293,000	USD	165,965	JPM	165,961	8/14/19	4
New Taiwan Dollar	35,402,020	USD	1,152,485	SCB	1,123,397	6/19/19	29,088
New Taiwan Dollar	16,220,020	USD	517,369	BNP	519,696	11/21/19	(2,327)
New Taiwan Dollar	4,335,000	USD	138,419	HSBC	138,895	11/21/19	(476)
New Taiwan Dollar	6,606,000	USD	210,516	JPM	211,659	11/21/19	(1,143)
New Taiwan Dollar	8,241,000	USD	263,316	SCB	264,045	11/21/19	(729)
New Zealand Dollar	1,256,000	USD	838,735	MLP	821,612	6/4/19	17,123
Peruvian Sol	66,154	USD	20,000	JPM	19,558	6/14/19	442
Peruvian Sol	1,581,510	USD	474,031	BNP	466,287	8/1/19	7,744
Singapore Dollar	464,000	USD	343,020	HSBC	337,851	6/19/19	5,169
Singapore Dollar	324,084	USD	239,671	HSBC	235,975	6/19/19	3,696

							229,681

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$151,710

[753983.TX]219

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2019, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	U.S. Federal Funds Effective Rate Index	2.428%	12/20/47	12-Month	USD	100,000	$(8,186)	$241	$(8,427)
Receive	U.S. Federal Funds Effective Rate Index	2.478%	12/20/47	12-Month	USD	378,000	(35,209)	758	(35,967)
Receive	U.S. Federal Funds Effective Rate Index	2.499%	12/20/47	12-Month	USD	950,000	(93,001)	2,364	(95,365)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	(53,783)	2,137	(55,920)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	620,000	9,845	(15,863)	25,708
Receive	3-Month USD-LIBOR	2.000%	7/27/26	6-Month	USD	3,100,000	2,467	90,254	(87,787)
Pay	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	9,600,000	154,192	12,038	142,154
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	1,490,000	(30,203)	80,316	(110,519)
Receive	3-Month USD-LIBOR	2.400%	12/7/26	6-Month	USD	2,900,000	(45,295)	17,679	(62,974)
Receive	3-Month USD-LIBOR	2.500%	2/22/26	6-Month	USD	9,530,000	(233,900)	(281,476)	47,576
Receive	3-Month USD-LIBOR	2.500%	6/20/48	6-Month	USD	1,010,000	(42,493)	120,680	(163,173)
Pay	3-Month USD-LIBOR	2.750%	12/19/23	6-Month	USD	9,540,000	411,082	(58,761)	469,843
Receive	3-Month USD-LIBOR	2.765%	7/18/28	6-Month	USD	1,550,000	(99,863)	—	(99,863)
Receive	3-Month USD-LIBOR	3.000%	12/19/48	6-Month	USD	1,100,000	(170,779)	65,675	(236,454)
Receive	3-Month USD-LIBOR	3.100%	4/17/28	6-Month	USD	3,040,000	(121,597)	(19,205)	(102,392)
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	5,590,000	(1,198)	(101)	(1,097)

							$(357,921)	$16,736	$(374,657)

[753983.TX]220

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2019, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	2,900,000	$(25,334)	$(1,030)	$(24,304)
Pay	10-Year EUR Inflation Linked	1.520%	11/15/27	EUR	2,270,000	111,185	(28,196)	139,381
Pay	10-Year EUR Inflation Linked	1.535%	3/15/28	EUR	700,000	35,827	91	35,736
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	55,002	57	54,945
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	(9,017)	—	(9,017)
Pay	20-Year EUR Inflation Linked	1.570%	3/15/39	EUR	200,000	10,926	—	10,926
Pay	20-Year EUR Inflation Linked	1.796%	11/15/38	EUR	520,000	64,188	39	64,149
Pay	20-Year EUR Inflation Linked	1.808%	11/15/38	EUR	300,000	37,955	—	37,955
Pay	30-Year EUR Inflation Linked	1.946%	3/15/48	EUR	100,000	20,023	—	20,023
Pay	10-Year GBP Inflation Linked	3.717%	12/15/28	GBP	920,000	28,296	—	28,296
Pay	15-Year GBP Inflation Linked	3.160%	6/15/31	GBP	2,430,000	(287,235)	(251,380)	(35,855)
Pay	15-Year GBP Inflation Linked	3.500%	9/15/33	GBP	250,000	(4,086)	195	(4,281)
Pay	15-Year GBP Inflation Linked	3.530%	10/15/31	GBP	1,190,000	(5,187)	(7,845)	2,658
Receive	2-Year USD Inflation Linked	1.875%	3/14/21	USD	200,000	(407)	—	(407)
Receive	2-Year USD Inflation Linked	1.927%	3/18/21	USD	700,000	(2,064)	—	(2,064)
Receive	2-Year USD Inflation Linked	1.997%	3/22/21	USD	2,290,000	(9,563)	—	(9,563)
Receive	3-Year USD Inflation Linked	2.168%	7/15/20	USD	1,100,000	(6,377)	—	(6,377)
Receive	4-Year USD Inflation Linked	2.027%	11/23/20	USD	700,000	(2,031)	—	(2,031)
Receive	5-Year USD Inflation Linked	1.550%	7/26/21	USD	400,000	7,903	13,538	(5,635)
Receive	5-Year USD Inflation Linked	1.603%	9/12/21	USD	310,000	4,761	9,337	(4,576)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	(42,328)	—	(42,328)
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	7,730,000	(184,819)	—	(184,819)
Receive	5-Year USD Inflation Linked	2.263%	4/27/23	USD	610,000	(16,162)	(136)	(16,026)
Receive	5-Year USD Inflation Linked	2.263%	5/9/23	USD	360,000	(9,369)	—	(9,369)
Receive	5-Year USD Inflation Linked	2.281%	5/10/23	USD	550,000	(15,725)	—	(15,725)
Pay	10-Year USD Inflation Linked	1.730%	7/26/26	USD	400,000	(8,151)	(21,441)	13,290
Pay	10-Year USD Inflation Linked	1.762%	8/30/26	USD	1,500,000	(22,486)	(73,591)	51,105
Pay	10-Year USD Inflation Linked	1.801%	9/12/26	USD	310,000	(3,652)	(14,319)	10,667
Pay	10-Year USD Inflation Linked	2.150%	9/25/27	USD	300,000	5,708	—	5,708
Pay	10-Year USD Inflation Linked	2.156%	10/17/27	USD	700,000	14,063	—	14,063
Pay	10-Year USD Inflation Linked	2.180%	9/20/27	USD	320,000	7,163	—	7,163
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	1,060,000	46,128	2,300	43,828
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	17,060	—	17,060
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	26,014	—	26,014
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	26,682	—	26,682

						$(135,109)	$(372,381)	$237,272

[753983.TX]221

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2019, Inflation-Linked Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Mexico Government International Bond, BBB+	(1.000)%	12/20/23	3-Month	BCLY	1.183%	USD	900,000	$5,223	$7,949	$(2,726)
Mexico Government International Bond, BBB+	(1.000)%	12/20/23	3-Month	BNP	1.183%	USD	500,000	2,901	4,883	(1,982)
Mexico Government International Bond, BBB+	(1.000)%	12/20/23	3-Month	HSBC	1.183%	USD	900,000	5,222	8,238	(3,016)

								$13,346	$21,070	$(7,724)

[753983.TX]222

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/19 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A	1.000%	12/20/20	3-Month	0.275%	EUR	100,000	$1,517	$1,651	$(134)
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.897%	USD	100,000	502	(4,874)	5,376

							$2,019	$(3,223)	$5,242

[753983.TX]223

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At May 31, 2019, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $440,000 for open centrally cleared swap contracts.

At May 31, 2019, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $30,000 for open OTC swap contracts.

[753983.TX]224

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

ARS	—	Argentine Peso	BCLY	—	Barclays Bank PLC
AUD	—	Australian Dollar	BNP	—	BNP Paribas SA
BRL	—	Brazilian Real	CITI	—	Citigroup Global Markets Inc.
CAD	—	Canadian Dollar	CSFB	—	Credit Suisse Securities (USA) LLC
DKK	—	Danish Krone	DUB	—	Deutsche Bank AG
EUR	—	Euro	GSC	—	Goldman Sachs & Co.
GBP	—	British Pound	HSBC	—	HSBC Bank USA
JPY	—	Japanese Yen	JPM	—	JPMorgan Chase & Co.
NZD	—	New Zealand Dollar	MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
PEN	—	Peruvian Sol	SCB	—	Standard Chartered Bank
SGD	—	Singapore Dollar
ZAR	—	South African Rand

See pages 242-244 for definitions of ratings.

[753983.TX]225

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 61.9%
Aerospace/Defense - 0.7%
$ 1,500,000	BBB-	Spirit AeroSystems Inc., Company Guaranteed Notes, 3.411% (3-Month USD-LIBOR + 0.800%) due 6/15/21(a)	$1,496,027
2,000,000	BBB+	United Technologies Corp., Senior Unsecured Notes, 3.175% (3-Month USD-LIBOR + 0.650%) due 8/16/21(a)	2,001,296

		Total Aerospace/Defense	3,497,323

Agriculture - 1.5%
		BAT Capital Corp., Company Guaranteed Notes:
300,000	BBB+	2.297% due 8/14/20	298,545
2,330,000	BBB+	3.118% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)	2,332,845
1,400,000	BBB+	3.398% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)	1,400,829
1,500,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.625% due 9/9/19	1,494,819
1,100,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(b)	1,101,193
1,000,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 6.875% due 5/1/20	1,036,536

		Total Agriculture	7,664,767

Airlines - 0.5%
1,500,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 2.875% due 3/13/20	1,499,625
414,002	A+	Northwest Airlines Inc. Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 7.027% due 11/1/19	420,750
203,653	A	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Series 2002-1, Pass-Thru Certificates, 6.264% due 11/20/21	211,239
500,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/6/19	500,099

		Total Airlines	2,631,713

Auto Manufacturers - 9.0%
		BMW US Capital LLC, Company Guaranteed Notes:
1,000,000	A+	2.898% (3-Month USD-LIBOR + 0.370%) due 8/14/20(a)(b)	1,002,825
500,000	A+	3.035% (3-Month USD-LIBOR + 0.500%) due 8/13/21(a)(b)	501,550
		Daimler Finance North America LLC, Company Guaranteed Notes:
4,500,000	A	3.100% due 5/4/20(b)	4,513,599
500,000	A	2.965% (3-Month USD-LIBOR + 0.430%) due 2/12/21(a)(b)	499,866
5,600,000	A	3.403% (3-Month USD-LIBOR + 0.880%) due 2/22/22(a)(b)	5,635,191
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
3,400,000	BBB	3.592% (3-Month USD-LIBOR + 1.000%) due 1/9/20(a)	3,404,813
1,000,000	BBB	8.125% due 1/15/20	1,030,401
1,000,000	BBB	2.343% due 11/2/20	987,677
1,037,000	BBB	3.408% (3-Month USD-LIBOR + 0.810%) due 4/5/21(a)	1,022,771
1,100,000	BBB	3.484% (3-Month USD-LIBOR + 0.880%) due 10/12/21(a)	1,078,928
		General Motors Co., Senior Unsecured Notes:
1,900,000	BBB	3.365% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	1,903,904
200,000	BBB	3.501% (3-Month USD-LIBOR + 0.900%) due 9/10/21(a)	199,862
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
1,500,000	BBB	3.527% (3-Month USD-LIBOR + 0.930%) due 4/13/20(a)	1,505,480
300,000	BBB	3.442% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	300,016
2,400,000	BBB	Senior Unsecured Notes, 3.665% (3-Month USD-LIBOR + 1.100%) due 11/6/21(a)	2,401,771
		Harley-Davidson Financial Services Inc., Company Guaranteed Notes:
1,300,000	BBB+	2.400% due 9/15/19(b)	1,297,558
500,000	BBB+	2.150% due 2/26/20(b)	497,374
500,000	BBB+	2.400% due 6/15/20(b)	497,554
		Hyundai Capital America, Senior Unsecured Notes:
400,000	BBB+	1.750% due 9/27/19(b)	398,770
600,000	BBB+	3.415% (3-Month USD-LIBOR + 0.800%) due 9/18/20(a)(b)	600,397
800,000	BBB+	3.417% (3-Month USD-LIBOR + 0.820%) due 3/12/21(a)	798,645
600,000	BBB+	3.529% (3-Month USD-LIBOR + 0.940%) due 7/8/21(a)	600,266

[753983.TX]226

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 61.9% - (continued)
Auto Manufacturers - 9.0% - (continued)
		Hyundai Capital Services Inc., Senior Unsecured Notes:
$ 1,600,000	BBB+	1.625% due 8/30/19	$1,595,690
300,000	BBB+	1.625% due 8/30/19(b)	299,192
800,000	BBB+	2.625% due 9/29/20	797,574
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
3,900,000	A-	2.987% (3-Month USD-LIBOR + 0.390%) due 7/13/20(a)(b)	3,897,351
1,500,000	A-	2.987% (3-Month USD-LIBOR + 0.390%) due 9/28/20(a)(b)	1,495,571
1,000,000	A-	3.131% (3-Month USD-LIBOR + 0.520%) due 3/15/21(a)(b)	997,325
1,700,000	A-	3.247% (3-Month USD-LIBOR + 0.650%) due 7/13/22(a)(b)	1,678,245
1,000,000	A-	3.287% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	987,819
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
1,000,000	BBB+	2.450% due 11/20/19(b)	999,545
500,000	BBB+	2.400% due 5/22/20(b)	498,200
1,500,000	BBB+	3.305% (3-Month USD-LIBOR + 0.770%) due 11/13/20(a)(b)	1,505,461
1,000,000	BBB+	3.875% due 11/13/20(b)	1,016,678

		Total Auto Manufacturers	46,447,869

Banks - 16.5%
1,400,000	A-	Aozora Bank Ltd., Senior Unsecured Notes, 2.750% due 3/9/20	1,395,337
1,300,000	BBB-	Axis Bank Ltd., Senior Unsecured Notes, 3.250% due 5/21/20	1,302,654
800,000	A	Banco Santander Chile, Senior Unsecured Notes, 3.721% (3-Month USD-LIBOR + 1.200%) due 11/28/21(a)	807,948
1,600,000	A-	Bank of America Corp., Senior Unsecured Notes, 3.242% (3-Month USD-LIBOR + 0.650%) due 10/1/21(a)	1,605,072
		Barclays PLC, Senior Unsecured Notes:
2,900,000	BBB	2.750% due 11/8/19	2,896,807
1,800,000	BBB	4.655% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	1,843,186
500,000	BBB	4.209% (3-Month USD-LIBOR + 1.625%) due 1/10/23(a)	502,031
300,000	BBB	3.948% (3-Month USD-LIBOR + 1.430%) due 2/15/23(a)	297,177
2,000,000	A	Chiba Bank Ltd. (The), Senior Unsecured Notes, 2.750% due 7/29/20	1,994,252
2,100,000	A+	Citibank NA, Senior Unsecured Notes, 3.123% (3-Month USD-LIBOR + 0.600%) due 5/20/22(a)	2,101,723
1,500,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 3.531% (3-Month USD-LIBOR + 0.950%) due 7/24/23(a)	1,504,922
1,200,000	A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 3.414% (3-Month USD-LIBOR + 0.830%) due 1/10/22(a)	1,213,927
2,000,000	BBB+	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes, 4.891% (3-Month USD-LIBOR + 2.290%) due 4/16/21(a)	2,065,126
900,000	A	Danske Bank AS, Senior Unsecured Notes, 1.650% due 9/6/19(b)	897,436
		DBS Group Holdings Ltd., Senior Unsecured Notes:
1,000,000	Aa2(c)	3.200% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)	1,005,100
3,000,000	Aa2(c)	3.200% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	3,015,300
300,000	BBB-	Discover Bank, Subordinated Notes, 8.700% due 11/18/19	307,826
1,000,000	AA-	DNB Bank ASA, Senior Unsecured Notes, 3.590% (3-Month USD-LIBOR + 1.070%) due 6/2/21(a)(d)	1,013,548
600,000	NR	Eksportfinans ASA, Senior Unsecured Notes, 3.345% (3-Month USD-LIBOR + 0.800%) due 11/10/20(a)(d)	600,795
300,000	A3(c)	Emirates NBD PJSC, Senior Unsecured Notes, 4.132% (3-Month USD-LIBOR + 1.550%) due 1/26/20(a)	302,692
800,000	A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 3.000% (SOFR + 0.600%) due 5/24/21(a)	800,366
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,000,000	BBB+	3.339% (3-Month USD-LIBOR + 0.730%) due 12/27/20(a)	1,002,175
1,000,000	BBB+	3.696% (3-Month USD-LIBOR + 1.110%) due 4/26/22(a)	1,008,093
1,270,000	BBB+	3.363% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	1,269,151
		HSBC Holdings PLC, Senior Unsecured Notes:
1,360,000	A	4.181% (3-Month USD-LIBOR + 1.660%) due 5/25/21(a)	1,390,423
2,300,000	A	3.247% (3-Month USD-LIBOR + 0.650%) due 9/11/21(a)	2,303,843
3,100,000	A	3.520% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	3,094,220
		ICICI Bank Ltd., Senior Unsecured Notes:
200,000	BBB-	3.125% due 8/12/20	200,421
500,000	BBB-	5.750% due 11/16/20	519,055
990,000	A+	ING Bank NV, Senior Unsecured Notes, 1.650% due 8/15/19(b)	988,104
500,000	A-	ING Groep NV, Senior Unsecured Notes, 3.751% (3-Month USD-LIBOR + 1.150%) due 3/29/22(a)	506,678

[753983.TX]227

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 61.9% - (continued)
Banks - 16.5% - (continued)
$ 3,900,000		A-	JPMorgan Chase & Co., Senior Unsecured Notes, 3.225% (3-Month USD-LIBOR + 0.610%) due 6/18/22(a)	$3,904,710
300,000		BBB+	Kasikornbank PCL, Senior Unsecured Notes, 3.500% due 10/25/19	301,138
			Lloyds Banking Group PLC:
1,100,000	GBP	BB-	Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(e)	1,394,757
400,000		BBB+	Senior Unsecured Notes, 3.413% (3-Month USD-LIBOR + 0.800%) due 6/21/21(a)	400,670
5,200,000		A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(b)	5,199,682
600,000		BBB	Macquarie Group Ltd., Senior Unsecured Notes, 3.959% (3-Month USD-LIBOR + 1.350%) due 3/27/24(a)(b)	603,976
			Mizuho Financial Group Inc., Senior Unsecured Notes:
3,500,000		A-	3.748% (3-Month USD-LIBOR + 1.140%) due 9/13/21(a)	3,545,574
500,000		A-	3.461% (3-Month USD-LIBOR + 0.940%) due 2/28/22(a)	504,155
1,500,000		A-	3.481% (3-Month USD-LIBOR + 0.880%) due 9/11/22(a)	1,511,760
1,400,000		A-	NatWest Markets PLC, Senior Unsecured Notes, 4.001% (3-Month USD-LIBOR + 1.400%) due 9/29/22(a)(b)	1,409,144
1,000,000		AA-	Nordea Bank Abp, Senior Unsecured Notes, 3.511% (3-Month USD-LIBOR + 0.990%) due 5/27/21(a)(d)	1,012,807
			QNB Finance Ltd.:
1,500,000		Aa3(c)	Company Guaranteed Notes, 3.915% (3-Month USD-LIBOR + 1.350%) due 2/7/20(a)	1,503,798
1,600,000		Aa3(c)	Senior Unsecured Notes, 3.985% (3-Month USD-LIBOR + 1.450%) due 8/11/21(a)(d)	1,603,648
4,000,000		BBB	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 3.988% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	3,969,841
800,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	799,866
			Santander UK PLC, Senior Unsecured Notes:
1,000,000		A	2.350% due 9/10/19	999,240
2,000,000		A	2.375% due 3/16/20	1,995,079
			Standard Chartered PLC, Senior Unsecured Notes:
1,000,000		BBB+	2.400% due 9/8/19	998,416
2,800,000		BBB+	2.400% due 9/8/19(b)	2,795,565
2,550,000		BBB-	State Bank of India, Senior Unsecured Notes, 3.539% (3-Month USD-LIBOR + 0.950%) due 4/6/20(a)	2,556,732
300,000		A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 2.971% (3-Month USD-LIBOR + 0.370%) due 10/16/20(a)	300,331
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
3,100,000		A-	3.384% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	3,113,682
500,000		A-	3.341% (3-Month USD-LIBOR + 0.740%) due 10/18/22(a)	502,020
1,400,000		A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 3.065% (3-Month USD-LIBOR + 0.440%) due 9/19/19(a)(b)	1,401,616
1,600,000		A-	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 4.377% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	1,640,317
1,000,000		A+	Wells Fargo Bank NA, Senior Unsecured Notes, 3.141% (3-Month USD-LIBOR + 0.620%) due 5/27/22(a)	1,001,033

			Total Banks	84,724,945

Beverages - 0.2%
1,000,000		BBB	Constellation Brands Inc., Company Guaranteed Notes, 3.218% (3-Month USD-LIBOR + 0.700%) due 11/15/21(a)	1,000,231

Building Materials - 0.3%
1,000,000		BBB	Holcim US Finance Sarl & Cie SCS, Company Guaranteed Notes, 6.000% due 12/30/19	1,015,167
400,000		BBB	Vulcan Materials Co., Senior Unsecured Notes, 3.211% (3-Month USD-LIBOR + 0.600%) due 6/15/20(a)	399,962

			Total Building Materials	1,415,129

Chemicals - 0.6%
			Incitec Pivot Finance LLC, Company Guaranteed Notes:
1,000,000		BBB	6.000% due 12/10/19	1,015,129
250,000		BBB	6.000% due 12/10/19(b)	253,782
1,900,000		BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(b)	1,908,310

			Total Chemicals	3,177,221

Commercial Services - 1.4%
			Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
3,300,000		A1(c)	2.079% due 11/5/19	3,292,724
3,000,000		A1(c)	3.330% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	3,019,695
1,150,000		BBB	Equifax Inc., Senior Unsecured Notes, 3.388% (3-Month USD-LIBOR + 0.870%) due 8/15/21(a)	1,147,141

			Total Commercial Services	7,459,560

[753983.TX]228

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 61.9% - (continued)
Computers - 1.0%
$ 1,500,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 4.420% due 6/15/21(b)	$1,537,393
3,500,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 2.100% due 10/4/19(b)	3,493,202

		Total Computers	5,030,595

Diversified Financial Services - 4.7%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
600,000	BBB-	4.625% due 10/30/20	614,325
300,000	BBB-	5.000% due 10/1/21	312,684
400,000	BBB-	4.625% due 7/1/22	415,853
		Air Lease Corp., Senior Unsecured Notes:
300,000	BBB	2.125% due 1/15/20	298,792
1,400,000	BBB	3.500% due 1/15/22	1,421,385
		Aircastle Ltd., Senior Unsecured Notes:
400,000	BBB-	6.250% due 12/1/19	406,520
457,000	BBB-	7.625% due 4/15/20	473,936
1,100,000	BBB-	5.125% due 3/15/21	1,136,272
500,000	BB+	Ally Financial Inc., Senior Unsecured Notes, 3.750% due 11/18/19	500,875
		BOC Aviation Ltd., Senior Unsecured Notes:
700,000	A-	3.000% due 3/30/20	700,552
1,000,000	A-	3.626% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)	1,005,005
1,000,000	A-	3.626% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)(b)	1,005,005
1,000,000	A-	3.000% due 5/23/22	996,632
500,000	A-	2.750% due 9/18/22	495,644
200,000	A-	2.750% due 9/18/22(b)	198,257
500,000	BBB-	Cantor Fitzgerald LP, Unsecured Notes, 7.875% due 10/15/19(b)	508,422
		International Lease Finance Corp., Senior Unsecured Notes:
700,000	BBB-	8.250% due 12/15/20	754,595
1,300,000	BBB-	8.625% due 1/15/22	1,477,821
		Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes:
2,200,000	A-	2.500% due 3/9/20	2,189,110
500,000	A-	2.652% due 9/19/22(b)	497,139
		Navient Corp., Senior Unsecured Notes:
828,000	B+	4.875% due 6/17/19	828,455
1,100,000	B+	8.000% due 3/25/20	1,134,375
		ORIX Corp., Senior Unsecured Notes:
3,300,000	A-	2.650% due 4/13/21	3,294,713
200,000	A-	3.200% due 1/19/22	202,402
400,000	A-	2.900% due 7/18/22	402,490
400,000	BB-	Springleaf Finance Corp., Company Guaranteed Notes, 7.750% due 10/1/21	432,500
2,336,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 3.000% due 8/15/19	2,336,289

		Total Diversified Financial Services	24,040,048

Electric - 3.0%
700,000	A3(c)	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	699,715
1,000,000	A+	CLP Power Hong Kong Financing Ltd., Company Guaranteed Notes, 4.750% due 3/19/20	1,016,455
1,600,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 3.028% (3-Month USD-LIBOR + 0.500%) due 5/14/21(a)(b)(d)	1,602,379
1,500,000	A-	Duke Energy Kentucky Inc., Senior Unsecured Notes, 4.650% due 10/1/19(b)	1,508,648
1,000,000	BBB	Emera US Finance LP, Company Guaranteed Notes, 2.150% due 6/15/19	999,689
		Exelon Generation Co. LLC, Senior Unsecured Notes:
700,000	BBB+	2.950% due 1/15/20	700,765
300,000	BBB+	4.000% due 10/1/20	304,137
2,700,000	A-	Mississippi Power Co., Senior Unsecured Notes, 3.259% (3-Month USD-LIBOR + 0.650%) due 3/27/20(a)	2,700,385
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
1,800,000	BBB+	2.921% (3-Month USD-LIBOR + 0.400%) due 8/21/20(a)	1,800,228
800,000	BBB+	3.241% (3-Month USD-LIBOR + 0.720%) due 2/25/22(a)	803,927

[753983.TX]229

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 61.9% - (continued)
Electric - 3.0% - (continued)
$ 1,700,000	BBB+	Sempra Energy, Senior Unsecured Notes, 3.061% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	$1,687,457
1,500,000	BBB+	Southern Power Co., Senior Unsecured Notes, 3.183% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	1,500,120

		Total Electric	15,323,905

Electronics - 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	303,542

Food - 0.9%
400,000	BBB-	Campbell Soup Co., Senior Unsecured Notes, 3.241% (3-Month USD-LIBOR + 0.630%) due 3/15/21(a)	399,220
1,500,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 3.092% (3-Month USD-LIBOR + 0.500%) due 10/9/20(a)	1,495,891
1,500,000	BBB	Kraft Heinz Foods Co., Company Guaranteed Notes, 3.115% (3-Month USD-LIBOR + 0.570%) due 2/10/21(a)	1,499,717
1,000,000	BBB	Mondelez International Holdings Netherlands BV, Company Guaranteed Notes, 3.192% (3-Month USD-LIBOR + 0.610%) due 10/28/19(a)(b)	1,001,367

		Total Food	4,396,195

Gas - 0.3%
1,000,000	BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 2.500% due 12/15/19	998,457
500,000	BB+	WGL Holdings Inc., Senior Unsecured Notes, 3.147% (3-Month USD-LIBOR + 0.550%) due 3/12/20(a)	498,788

		Total Gas	1,497,245

Healthcare - Products - 0.4%
1,400,000	BBB	Becton Dickinson & Co., Senior Unsecured Notes, 2.675% due 12/15/19	1,399,520
900,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.375% (3-Month USD-LIBOR + 0.750%) due 3/19/21(a)	899,049

		Total Healthcare - Products	2,298,569

Healthcare - Services - 1.5%
1,200,000	A-	Cigna Holding Co., Company Guaranteed Notes, 5.125% due 6/15/20	1,229,158
1,455,000	BBB	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	1,459,947
4,830,000	BBB-	HCA Inc., Senior Secured Notes, 6.500% due 2/15/20	4,945,251

		Total Healthcare - Services	7,634,356

Holding Companies - Diversified - 0.1%
500,000	A	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	523,343

Household Products/Wares - 0.3%
1,500,000	A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 3.162% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	1,494,520

Insurance - 1.1%
500,000	BBB+	American International Group Inc., Senior Unsecured Notes, 3.300% due 3/1/21	505,004
1,100,000	BBB	Assurant Inc., Senior Unsecured Notes, 3.860% (3-Month USD-LIBOR + 1.250%) due 3/26/21(a)	1,098,400
		Athene Global Funding, Secured Notes:
1,500,000	A	2.750% due 4/20/20(b)	1,501,554
2,500,000	A	3.826% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	2,522,531

		Total Insurance	5,627,489

Lodging - 0.1%
400,000	BBB	Marriott International Inc., Senior Unsecured Notes, 3.245% (3-Month USD-LIBOR + 0.650%) due 3/8/21(a)	401,268
250,000	BB-	MGM Resorts International, Company Guaranteed Notes, 6.750% due 10/1/20	260,313

		Total Lodging	661,581

Machinery - Diversified - 0.7%
		CNH Industrial Capital LLC, Company Guaranteed Notes:
2,200,000	BBB	3.375% due 7/15/19	2,197,376
400,000	BBB	3.875% due 10/15/21	406,440
1,200,000	BBB	Wabtec Corp., Company Guaranteed Notes, 3.911% (3-Month USD-LIBOR + 1.300%) due 9/15/21(a)	1,200,057

		Total Machinery - Diversified	3,803,873

Media - 0.6%
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
1,400,000	BBB-	3.579% due 7/23/20	1,411,963
1,000,000	BBB-	4.464% due 7/23/22	1,036,780
500,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 5.000% due 2/1/20	506,321

		Total Media	2,955,064

[753983.TX]230

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 61.9% - (continued)
Mining - 0.1%
$ 300,000	Baa1(c)	Minmetals Bounteous Finance BVI Ltd., Company Guaranteed Notes, 3.500% due 7/30/20	$301,640

Miscellaneous Manufacturers - 1.1%
		General Electric Co., Senior Unsecured Notes:
3,800,000	BBB+	6.000% due 8/7/19	3,819,835
1,200,000	BBB+	3.007% (3-Month USD-LIBOR + 0.410%) due 3/28/20(a)	1,195,872
700,000	BBB	Textron Inc., Senior Unsecured Notes, 3.095% (3-Month USD-LIBOR + 0.550%) due 11/10/20(a)	699,533

		Total Miscellaneous Manufacturers	5,715,240

Oil & Gas - 2.8%
1,300,000	A-	BP Capital Markets America Inc., Company Guaranteed Notes, 3.275% (3-Month USD-LIBOR + 0.650%) due 9/19/22(a)	1,302,896
2,800,000	A+	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	2,800,593
		EQT Corp., Senior Unsecured Notes:
2,200,000	BBB-	8.125% due 6/1/19	2,200,000
1,500,000	BBB-	3.362% (3-Month USD-LIBOR + 0.770%) due 10/1/20(a)	1,498,580
2,000,000	BBB+	Phillips 66, Company Guaranteed Notes, 3.347% (3-Month USD-LIBOR + 0.750%) due 4/15/20(a)(b)	2,001,097
1,000,000	A	Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,008,995
2,250,000	A+	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	2,245,130
1,200,000	A+	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 2.250% due 9/13/20	1,193,454

		Total Oil & Gas	14,250,745

Pharmaceuticals - 3.6%
		Allergan Funding SCS, Company Guaranteed Notes:
1,300,000	BBB	3.000% due 3/12/20	1,301,654
1,500,000	BBB	3.852% (3-Month USD-LIBOR + 1.255%) due 3/12/20(a)	1,510,207
600,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 3.232% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	595,206
3,000,000	BBB	Bayer US Finance LLC, Company Guaranteed Notes, 2.375% due 10/8/19(b)	2,992,308
1,000,000	BBB+	Cardinal Health Inc., Senior Unsecured Notes, 3.381% (3-Month USD-LIBOR + 0.770%) due 6/15/22(a)	993,970
400,000	A-	Cigna Corp., Company Guaranteed Notes, 3.265% (3-Month USD-LIBOR + 0.650%) due 9/17/21(a)(b)	400,130
1,400,000	BBB	CVS Health Corp., Senior Unsecured Notes, 3.321% (3-Month USD-LIBOR + 0.720%) due 3/9/21(a)	1,406,064
		Mylan NV, Company Guaranteed Notes:
1,500,000	BBB-	2.500% due 6/7/19	1,499,904
200,000	BBB-	3.750% due 12/15/20	201,596
200,000	BBB-	3.150% due 6/15/21	199,028
5,900,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 1.900% due 9/23/19	5,882,878
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
500,000	BB	1.700% due 7/19/19	499,200
1,100,000	BB	2.200% due 7/21/21	1,019,095

		Total Pharmaceuticals	18,501,240

Pipelines - 1.3%
1,000,000	BBB-	Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes, 5.500% due 10/15/19	1,006,841
1,600,000	BBB+	Enbridge Inc., Company Guaranteed Notes, 2.984% (3-Month USD-LIBOR + 0.400%) due 1/10/20(a)	1,600,550
1,000,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.850% due 2/15/20	1,027,630
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
700,000	BBB-	2.600% due 12/15/19	698,631
500,000	BBB-	5.750% due 1/15/20	508,414
1,400,000	BBB-	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.625% due 4/15/20(b)	1,427,958
300,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	311,276
200,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 3.299% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	200,753

		Total Pipelines	6,782,053

Real Estate - 0.4%
1,200,000	AA-	Qatari Diar Finance Co., Government Guaranteed Notes, 5.000% due 7/21/20	1,227,900
1,000,000	A-	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	1,024,375

		Total Real Estate	2,252,275

[753983.TX]231

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 61.9% - (continued)
$ 1,500,000		BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.108% (3-Month USD-LIBOR + 0.500%) due 12/13/19(a)(b)	$1,500,035
300,000		BBB-	AutoNation Inc., Company Guaranteed Notes, 5.500% due 2/1/20	304,926
500,000		BBB+	McDonald’s Corp., Senior Unsecured Notes, 3.012% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	499,873

			Total Retail	2,304,834

Semiconductors - 1.4%
			Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
4,600,000		BBB-	2.375% due 1/15/20	4,588,173
500,000		BBB-	3.000% due 1/15/22	497,312
			NXP BV/NXP Funding LLC, Company Guaranteed Notes:
1,020,000		BBB-	4.125% due 6/15/20(b)	1,031,077
600,000		BBB-	4.625% due 6/15/22(b)	623,604
300,000		BBB-	3.875% due 9/1/22(b)	305,550

			Total Semiconductors	7,045,716

Telecommunications - 3.4%
5,100,000		BBB	AT&T Inc., Senior Unsecured Notes, 3.777% (3-Month USD-LIBOR + 1.180%) due 6/12/24(a)	5,127,110
			Deutsche Telekom International Finance BV, Company Guaranteed Notes:
700,000		BBB+	6.000% due 7/8/19	702,184
2,600,000		BBB+	3.075% (3-Month USD-LIBOR + 0.450%) due 9/19/19(a)(b)	2,601,935
200,000		A-	Ooredoo International Finance Ltd., Company Guaranteed Notes, 7.875% due 6/10/19	200,252
1,035,000		BBB+	Orange SA, Senior Unsecured Notes, 5.375% due 7/8/19	1,037,645
1,500,000		BBB	Telefonica Emisiones SA, Company Guaranteed Notes, 5.877% due 7/15/19	1,505,146
			Verizon Communications Inc., Senior Unsecured Notes:
700,000		BBB+	3.615% (3-Month USD-LIBOR + 1.000%) due 3/16/22(a)	712,229
1,800,000		BBB+	3.618% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	1,812,972
3,800,000		BBB+	Vodafone Group PLC, Senior Unsecured Notes, 3.591% (3-Month USD-LIBOR + 0.990%) due 1/16/24(a)	3,796,160

			Total Telecommunications	17,495,633

Transportation - 0.1%
600,000		BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 4.625% due 9/23/20(b)(d)	611,713

Trucking & Leasing - 1.8%
			Aviation Capital Group LLC, Senior Unsecured Notes:
1,800,000		A-	3.253% (3-Month USD-LIBOR + 0.670%) due 7/30/21(a)(b)	1,796,041
900,000		A-	2.875% due 1/20/22(b)	900,318
100,000		BB+	DAE Funding LLC, Company Guaranteed Notes, 4.000% due 8/1/20(b)	100,250
800,000		BBB	GATX Corp., Senior Unsecured Notes, 3.285% (3-Month USD-LIBOR + 0.720%) due 11/5/21(a)	796,428
2,400,000		AA-	NTT Finance Corp., Senior Unsecured Notes, 3.131% (3-Month USD-LIBOR + 0.530%) due 6/29/20(a)	2,404,488
			Park Aerospace Holdings Ltd., Company Guaranteed Notes:
100,000		BBB-	3.625% due 3/15/21(b)	100,331
600,000		BBB-	5.250% due 8/15/22(b)	625,500
			Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
1,770,000		BBB	2.500% due 6/15/19(b)	1,769,339
200,000		BBB	3.200% due 7/15/20(b)	201,160
700,000		A-	SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.550% due 4/15/24(b)	714,008

			Total Trucking & Leasing	9,407,863

			TOTAL CORPORATE BONDS & NOTES (Cost - $317,575,213)	318,278,035

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.6%
643,130		BB-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 3.210% (1-Month USD-LIBOR + 0.780%) due 4/25/34(a)	637,651
149,068		AAA	Apidos CLO XVI, Series 2013-16A, Class A1R, 3.572% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	149,253
400,000	EUR	Aaa(c)	Arbour CLO IV DAC, Series 2004-A, Class A2R, (3-Month EURIBOR + 0.870%) due 1/15/30(a)(b)(d)	446,882
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 3.390% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	697,343

[753983.TX]232

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.6% - (continued)
$ 798,570		AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 3.331% (3-Month USD-LIBOR + 0.730%) due 4/16/26(a)(b)	$796,283
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 3.640% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	501,338
400,000		(P)Aaa(c)	Series 2019-RLJ, Class A, 3.550% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)(d)	401,007
924,113		Aaa(c)	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.340% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	921,977
			Bayview Opportunity Master Fund IVa Trust:
259,738		NR	Series 2018-SBR3, Class A1, step bond to yield, 4.090% due 5/28/33(b)	261,174
384,711		NR	Series 2019-RN2, Class A1, step bond to yield, 3.967% due 3/28/34(b)	386,893
486,095		AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 3.090% (1-Month USD-LIBOR + 0.660%) due 9/25/34(a)	481,054
861,883		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 2.304% (1-Month USD-LIBOR + 0.500%) due 9/25/34(a)	842,650
2,000,000		B3(c)	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M2, 3.780% (1-Month USD-LIBOR + 1.350%) due 1/25/36(a)(b)	1,951,217
670,737		AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 3.912% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	673,074
1,000,000		AAA	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class A, 3.290% (1-Month USD-LIBOR + 0.850%) due 7/15/32(a)(b)	1,001,059
106,582		NR	Civic Mortgage LLC, Series 2018-1, Class A1, step bond to yield, 3.892% due 6/25/22(b)	106,351
385,989		Aaa(c)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 3.081% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	384,737
498,756		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.830% due 8/26/58(b)	503,147
654,705		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 3.285% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	651,668
500,000		AAA	Dorchester Park CLO DAC, Series 2015-1A, Class AR, 3.492% (3-Month USD-LIBOR + 0.900%) due 4/20/28(a)(b)	496,432
500,000	EUR	AAA	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, (3-Month EURIBOR + 0.880%) due 1/15/30(a)(b)(d)	558,603
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,755,779		NR	Series 4344, Class FA, 2.952% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)	1,748,451
2,262,557		NR	Series 4351, Class FA, 2.952% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)	2,244,321
			Federal National Mortgage Association (FNMA), REMICS:
1,159,243		NR	Series 2011-86, Class KF, 2.980% (1-Month USD-LIBOR + 0.550%) due 9/25/41(a)	1,165,637
2,314,309		NR	Series 2017-108, Class AF, 2.730% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)	2,303,723
500,000		AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 3.483% (3-Month USD-LIBOR + 0.850%) due 6/20/27(a)(b)	498,179
113,880		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 2.841% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	113,997
1,200,000		AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-3, Class A2, 2.840% (1-Month USD-LIBOR + 0.400%) due 10/15/23(a)	1,202,896
500,000		B	Fremont Home Loan Trust, Series 2005-A, Class M3, 3.165% (1-Month USD-LIBOR + 0.735%) due 1/25/35(a)	498,593
			GMF Floorplan Owner Revolving Trust:
500,000		AAA	Series 2018-3, Class A, 2.760% (1-Month USD-LIBOR + 0.320%) due 9/15/22(a)(b)	500,388
2,400,000		AAA	Series 2018-4, Class A1, 3.500% due 9/15/23(b)	2,461,012
829,964		Aaa(c)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 3.095% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	830,232
			Government National Mortgage Association (GNMA):
2,356,429		NR	Series 2016-H06, Class FD, 3.413% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)	2,383,306
171,726		NR	Series 2016-H11, Class F, 3.293% (1-Month USD-LIBOR + 0.800%) due 5/20/66(a)	173,004
1,955,058		NR	Series 2017-H15, Class FE, 3.524% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)	1,985,368
1,000,000		AAA	Great Wolf Trust, Series 2017-WOLF, Class A, 3.290% (1-Month USD-LIBOR + 0.850%) due 9/15/34(a)(b)	1,000,140
467,538		Aaa(c)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	479,220
885,714		AAA	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 2.957% (3-Month USD-LIBOR + 0.360%) due 10/15/54(a)(b)	884,740
177,112		B	Impac CMB Trust, Series 2004-10, Class 1A1, 3.070% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	175,946
490,776		AAA(f)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class A, 3.440% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	490,756
2,000,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.490% (3-Month EURIBOR + 0.800%) due 12/15/29(a)(b)	2,228,453
119,382		Aaa(c)	Ladder Capital Commercial Mortgage Trust, Series 2017-FL1, Class A, 3.312% (1-Month USD-LIBOR + 0.880%) due 9/15/34(a)(b)	119,518
1,000,000		AAA	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3.295% (3-Month USD-LIBOR + 0.770%) due 12/22/69(a)(b)	1,002,839
494,120		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(b)	500,591
800,000		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 3.922% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	801,822
1,000,000		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.392% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	994,270
263,120		AA-	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 3.130% (1-Month USD-LIBOR + 0.700%) due 9/25/34(a)	262,643
589,785		Aaa(c)	MMAF Equipment Finance LLC, Series 2018-A, Class A2, 2.920% due 7/12/21(b)	590,620
300,000		Aaa(c)	Monarch Grove CLO, Series 2018-1A, Class A1, 3.460% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	297,088
686,062		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 3.330% (1-Month USD-LIBOR + 0.900%) due 5/25/34(a)(g)	692,111
1,325,153		AAA	Motel 6 Trust, Series 2017-MTL6, Class A, 3.360% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	1,324,408

[753983.TX]233

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.6% - (continued)
$ 2,000,000		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3.417% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	$1,990,397
437,638		NR	New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)(d)	460,678
400,000		BBB-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 3.090% (1-Month USD-LIBOR + 0.660%) due 1/25/36(a)	399,854
			OCP CLO Ltd.:
1,500,000		AAA	Series 2015-9A, Class A1R, 3.397% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	1,498,670
1,000,000		AAA	Series 2015-10A, Class A1R, 3.406% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	998,752
831,174		AAA(f)	Palmer Square CLO Ltd., Series 2018-3A, Class A1, 3.368% (3-Month USD-LIBOR + 0.850%) due 8/15/26(a)(b)	826,194
3,400,000		AAA	Permanent Master Issuer PLC, Series 2018-1A, Class 1A1, 2.977% (3-Month USD-LIBOR + 0.380%) due 7/15/58(a)(b)	3,401,853
97,426		AAA(f)	PFP Ltd., Series 2017-4, Class A, 3.320% (1-Month USD-LIBOR + 0.880%) due 7/14/35(a)(b)	97,602
1,200,000		AAA	PFS Financing Corp., Series 2019-A, Class A1, 2.990% (1-Month USD-LIBOR + 0.550%) due 4/15/24(a)(b)	1,200,844
123,482		AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 4.027% due 10/25/35(a)(b)	124,603
382,029	GBP	AAA	Residential Mortgage Securities 31 PLC, Series 2031, Class A, 2.037% (3-Month GBP-LIBOR + 1.200%) due 9/20/65(a)	485,864
			Silverstone Master Issuer PLC:
200,000		AAA	Series 2019-1A, Class 1A, 3.148% (3-Month USD-LIBOR + 0.570%) due 1/21/70(a)(b)	200,537
800,000	GBP	AAA	Series 2019-1A, Class 2A, (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	1,014,291
			Sofi Consumer Loan Program LLC:
70,312		AA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	70,450
150,976		(P)AA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	150,730
330,415		AA	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.930% due 4/26/27(b)	330,583
2,000,000		Aaa(c)	Sound Point CLO X Ltd., Series 2015-3A, Class AR, 3.482% (3-Month USD-LIBOR + 0.890%) due 1/20/28(a)(b)	1,997,222
1,478,438		BBB+	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 3.105% (1-Month USD-LIBOR + 0.675%) due 6/25/35(a)	1,480,839
1,200,000		NR	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200% due 5/27/36(b)(d)	1,201,596
585,066		AAA	Stonemont Portfolio Trust, Series 2017-MONT, Class A, 3.291% (1-Month USD-LIBOR + 0.850%) due 8/20/30(a)(b)	585,149
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 3.217% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	1,213,777
1,188,357		Aaa(c)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.030% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	1,187,343
215,458	GBP	AAA	Trinity Square PLC, Series 2015-1X, Class A, 1.971% (3-Month GBP-LIBOR + 1.150%) due 7/15/51(a)	274,864
339,536		NR	Upstart Securitization Trust, Series 2019-1, Class A, 3.450% due 4/20/26(b)	340,649
1,800,000		Aaa(c)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.447% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	1,795,050
800,000		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.477% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	797,800
718,697		NR	VOLT LXII LLC, Series 2017-NPL9, Class A1, step bond to yield, 3.125% due 9/25/47(b)	720,149
198,392		Aaa(c)	Voya CLO Ltd., Series 2014-3A, Class A1R, 3.300% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	198,191
972,960		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 2.720% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	974,177
1,100,247	GBP	AAA	Warwick Finance Residential Mortgages No One PLC, Series 1, Class A, 1.839% (3-Month GBP-LIBOR + 1.000%) due 9/21/49(a)	1,398,063
			Wells Fargo Commercial Mortgage Trust:
500,000		AAA	Series 2017-HSDB, Class A, 3.303% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	498,665
1,500,000		AAA(f)	Series 2018-BXI, Class A, 3.171% (1-Month USD-LIBOR + 0.731%) due 12/15/36(a)(b)	1,493,517
			WFRBS Commercial Mortgage Trust:
1,500,000		Aaa(c)	Series 2012-C7, Class AFL, 3.632% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	1,514,813
1,166,422		Aaa(c)	Series 2012-C10, Class AFL, 3.222% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	1,172,123

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $75,077,638)	74,899,954

MORTGAGE-BACKED SECURITIES - 7.8%
FHLMC - 0.4%
			Federal Home Loan Mortgage Corp.:
1,000,000		AA+	2.800% due 6/3/24	1,000,620
1,000,000		AA+	2.800% due 6/5/24	1,000,335

			TOTAL FHLMC	2,000,955

FNMA - 7.4%
			Federal National Mortgage Association (FNMA):
13,405,205			3.500% due 10/1/47	13,711,853
10,767,904			4.000% due 11/1/48	11,114,779
12,700,000			4.000% due 7/1/49(h)	13,103,863

			TOTAL FNMA	37,930,495

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $39,049,026)	39,931,450

[753983.TX]234

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 6.6%
		U.S. Treasury Inflation Indexed Notes:
$ 6,901,158		0.125% due 4/15/22	$6,841,725
501,638		0.625% due 4/15/23	506,536
5,783,130		0.125% due 7/15/24	5,746,860
3,542,946		0.250% due 1/15/25	3,526,862
16,816,630		0.750% due 7/15/28	17,410,616

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $32,900,353)	34,032,599

ASSET-BACKED SECURITIES - 6.5%
Automobiles - 0.6%
1,000,000	Aaa(c)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.230% due 5/10/32(b)	1,004,870
357,275	Aaa(c)	OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.150% due 8/10/21(b)	357,905
297,798	Aaa(c)	OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.910% due 4/12/21(b)	297,914
500,000	Aaa(c)	Oscar US Funding X LLC, Series 2019-1A, Class A2, 3.100% due 4/11/22(b)	501,943
943,920	AAA	Securitized Term Auto Receivables Trust, Series 2018-2A, Class A2A, 3.060% due 2/25/21(b)	946,450

		Total Automobiles	3,109,082

Credit Cards - 2.3%
		CARDS II Trust:
1,000,000	Aaa(c)	Series 2017-2A, Class A, 2.700% (1-Month USD-LIBOR + 0.260%) due 10/17/22(a)(b)	1,000,132
1,300,000	Aaa(c)	Series 2018-1A, Class A, 2.790% (1-Month USD-LIBOR + 0.350%) due 4/17/23(a)(b)	1,300,809
3,000,000	(P)AAA	Evergreen Credit Card Trust, Series 2019-1, Class A, 2.920% (1-Month USD-LIBOR + 0.480%) due 1/15/23(a)(b)	3,011,823
1,108,304	NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 4.053% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	1,096,606
3,000,000	Aaa(c)	Master Credit Card Trust II, Series 2018-1A, Class A, 2.932% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	2,995,413
		Trillium Credit Card Trust II:
1,700,000	AAA	Series 2018-1A, Class A, 2.680% (1-Month USD-LIBOR + 0.250%) due 2/27/23(a)(b)	1,700,697
800,000	AAA	Series 2019-1A, Class A, 2.910% (1-Month USD-LIBOR + 0.480%) due 1/26/24(a)(b)	802,332

		Total Credit Cards	11,907,812

Student Loans - 3.6%
		ECMC Group Student Loan Trust:
725,844	Aaa(c)	Series 2017-2A, Class A, 3.480% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	727,265
618,768	Aaa(c)	Series 2018-1A, Class A, 3.227% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	613,186
258,050	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 3.430% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	257,028
118,153	Aaa(c)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	118,060
905,653	AAA	Navient Private Education Refi Loan Trust, Series 2019-A, Class A1, 3.030% due 1/15/43(b)	912,211
		Navient Student Loan Trust:
1,500,000	AAA	Series 2018-1A, Class A2, 2.780% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	1,495,355
3,000,000	AAA	Series 2018-2A, Class A2, 2.810% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	2,994,689
		Nelnet Student Loan Trust:
1,267,333	AA+	Series 2017-3A, Class A, 3.280% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,268,738
1,500,000	AA+	Series 2019-2A, Class A, 3.383% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	1,495,266
619,668	AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 2.710% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	615,454
		SLC Student Loan Trust:
1,150,051	AAA	Series 2006-1, Class A5, 2.721% (3-Month USD-LIBOR + 0.110%) due 3/15/27(a)	1,146,282
719,795	AAA	Series 2007-1, Class A4, 2.578% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	706,431
		SLM Student Loan Trust:
290,378	AAA	Series 2003-10A, Class A3, 3.081% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	290,028
1,202,833	AAA	Series 2005-5, Class A4, 2.720% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	1,197,380
599,784	A	Series 2008-5, Class A4, 4.280% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	608,169
835,239	A	Series 2008-7, Class A4, 3.480% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	832,395
135,781	A	Series 2008-8, Class A4, 4.080% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	137,419

[753983.TX]235

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
ASSET-BACKED SECURITIES - 6.5% - (continued)
Student Loans - 3.6% - (continued)
$ 1,112,115		AAA	SMB Private Education Loan Trust, Series 2015-B, Class A2B, 3.640% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	$1,120,429
1,061,223		AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.390% due 2/25/42(b)	1,059,196
948,582		AA+	Utah State Board of Regents, Series 2017-1, Class A, 3.180% (1-Month USD-LIBOR + 0.750%) due 1/25/57(a)	947,415

			Total Student Loans	18,542,396

			TOTAL ASSET-BACKED SECURITIES (Cost - $33,570,459)	33,559,290

SOVEREIGN BONDS - 1.5%
Canada - 0.6%
3,000,000		AAA	Export Development Canada, 2.561% (3-Month USD-LIBOR - 0.040%) due 10/18/19(a)(b)	3,000,621

India - 0.9%
			Export-Import Bank of India:
200,000		BBB-	3.875% due 10/2/19	200,625
2,500,000		BBB-	2.750% due 4/1/20	2,501,108
1,900,000		Baa2(c)	3.522% (3-Month USD-LIBOR + 1.000%) due 8/21/22(a)	1,896,105

			Total India	4,597,838

			TOTAL SOVEREIGN BONDS (Cost - $7,608,772)	7,598,459

SENIOR LOAN - 0.1%
585,045		NR	Las Vegas Sands LLC, 4.189% (1-Month USD-LIBOR + 1.750%) due 3/27/25 (Cost - $586,068)	579,525

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $506,367,529)	508,879,312

SHORT-TERM INVESTMENTS - 26.0%
COMMERCIAL PAPERS - 2.0%
500,000			Encana Corp., 3.224% due 8/1/19(b)(i)	497,378
3,500,000			Energy Transfer Operating LP, 3.044% due 6/3/19(b)(i)	3,500,000
2,000,000			Syngenta Finance NV, 3.225% due 7/12/19(b)(i)	1,993,067
1,300,000			Syngenta Wilmington Inc., 3.305% due 7/8/19(b)(i)	1,295,854
3,100,000			VW Credit Inc., 3.121% due 7/1/19(i)	3,092,646

			TOTAL COMMERCIAL PAPERS (Cost - $10,378,945)	10,378,945

CORPORATE BOND - 0.4%
2,000,000			Discovery Communications LLC, 2.750% due 11/15/19(i) (Cost - $1,995,775)	1,995,775

TIME DEPOSITS - 0.3%
			BBH - Grand Cayman:
2,625	DKK		(0.900)% due 6/3/19	393
46,723	JPY		(0.230)% due 6/3/19	431
57	GBP		0.370% due 6/3/19	72
844	AUD		0.660% due 6/3/19	585
918,877	CAD		0.790% due 6/3/19	679,794
6,053	NZD		0.750% due 6/4/19	3,960
352,871	EUR		BNP Paribas - Paris, (0.570)% due 6/3/19	394,210
513,422			Citibank - New York, 1.740% due 6/3/19	513,422

			TOTAL TIME DEPOSITS (Cost - $1,592,867)	1,592,867

U.S. GOVERNMENT OBLIGATIONS - 23.3%
			U.S. Treasury Bills:
3,900,000			4.668% due 6/25/19(i)	3,894,447
116,000,000			1.002% due 7/2/19(i)	115,790,684

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $119,685,131)	119,685,131

			TOTAL SHORT-TERM INVESTMENTS (Cost - $133,652,718)	133,652,718

			TOTAL INVESTMENTS - 125.0% (Cost - $640,020,247)	642,532,030

			Liabilities in Excess of Other Assets - (25.0)%	(128,311,780)

			TOTAL NET ASSETS - 100.0%	$514,220,250

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2019.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2019 amounts to approximately $179,661,859 and represents 35.0% of net assets.

(c)	Rating by Moody’s Investors Service.
(d)	Illiquid security.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Rating by Fitch Ratings Service.
(g)	Affiliated security. As of May 31, 2019, total cost and total market value of affiliated securities amounted to $682,180 and $692,111, respectively.

Underlying Security	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Dividend/Interest Income	Ending Value as of May 31, 2019
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2004-HE4, Class M1, 3.390% due 5/25/34	$—	$697,554	$(15,463)	$88	$9,932	$6,535	$692,111

(h)	This security is traded on a TBA basis (see Note 1).
(i)	Rate shown represents yield-to-maturity.

At May 31, 2019, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$640,020,247	$7,948,064	$(9,342,741)	$(1,394,677)

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	49.5%
Collateralized Mortgage Obligations	11.7
Mortgage-Backed Securities	6.2
U.S. Government Obligations	5.3
Asset-Backed Securities	5.2
Sovereign Bonds	1.2
Senior Loan	0.1
Short-Term Investments	20.8

100.0%

^	As a percentage of total investments.

[753983.TX]236

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2019, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-EURIBOR March Futures	545	3/22	$152,171,356	$152,440,003	$268,647
90-Day Eurodollar June Futures	62	6/19	15,112,500	15,117,150	4,650
Bank Accept December Futures	269	12/20	48,876,211	48,953,641	77,430
Bank Accept June Futures	182	6/20	32,749,935	33,095,805	345,870
Bank Accept September Futures	386	9/20	69,876,748	70,231,468	354,720
U.S. Treasury 2-Year Note September Futures	53	9/19	11,339,898	11,377,609	37,711
U.S. Treasury 10-Year Note September Futures	15	9/19	1,882,149	1,901,250	19,101
U.S. Ultra Long Bond September Futures	48	9/19	6,490,568	6,554,250	63,682

					1,171,811

Contracts to Sell:
90-Day Eurodollar June Futures	296	6/22	72,132,362	72,634,700	(502,338)
90-Day Eurodollar March Futures	612	3/22	149,501,350	150,238,350	(737,000)
90-Day Eurodollar September Futures	89	9/22	21,689,509	21,831,700	(142,191)

					(1,381,529)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(209,718)

At May 31, 2019, Ultra-Short Term Fixed Income Fund had deposited cash of $1,067,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

[753983.TX]237

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2019, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	14,744,000	USD	10,214,928	SCB	$10,225,702	6/4/19	$10,774
British Pound	3,606,000	USD	4,557,273	SCB	4,559,248	6/4/19	1,975
Euro	15,987,000	USD	17,836,376	BCLY	17,859,876	6/4/19	23,500
Euro	4,660,000	USD	5,219,543	BNP	5,205,918	6/4/19	(13,625)
Japanese Yen	1,658,800,000	USD	14,875,829	JPM	15,307,525	6/4/19	431,696
Mexican Peso	779,000	USD	39,566	JPM	39,260	8/14/19	(306)

							454,014

Contracts to Sell:
Australian Dollar	7,377,000	USD	5,126,539	JPM	5,116,319	6/4/19	10,220
Australian Dollar	7,367,000	USD	5,099,610	JPM	5,109,383	6/4/19	(9,773)
Australian Dollar	14,744,000	USD	10,223,224	SCB	10,234,816	7/2/19	(11,592)
British Pound	3,606,000	USD	4,673,874	SCB	4,559,248	6/4/19	114,626
British Pound	3,606,000	USD	4,564,103	SCB	4,566,094	7/2/19	(1,991)
Euro	15,644,000	USD	17,519,858	HSBC	17,476,693	6/4/19	43,165
Euro	5,003,000	USD	5,627,570	MLP	5,589,102	6/4/19	38,468
Euro	15,987,000	USD	17,879,637	BCLY	17,903,819	7/2/19	(24,182)
Japanese Yen	525,900,000	USD	4,793,012	BNP	4,853,043	6/4/19	(60,031)
Japanese Yen	567,500,000	USD	5,186,562	JPM	5,236,931	6/4/19	(50,369)
Japanese Yen	566,700,000	USD	5,167,711	JPM	5,229,548	6/4/19	(61,837)

							(13,296)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$440,718

[753983.TX]238

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2019, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	U.S. Federal Funds Effective Rate Index	2.300%	3/1/22	12-Month		USD	263,200,000	$(4,175,855)	$390,809	$(4,566,664)
Pay	U.S. Federal Funds Effective Rate Index	2.336%	3/20/20	PAM	*	USD	845,900,000	1,079,199	116,301	962,898
Pay	U.S. Federal Funds Effective Rate Index	2.500%	3/1/20	PAM	*	USD	314,400,000	954,466	136,090	818,376
Receive	3-Month USD-LIBOR	3.000%	12/19/28	6-Month		USD	25,600,000	(2,226,380)	(750,553)	(1,475,827)

								$(4,368,570)	$(107,353)	$(4,261,217)

* PAM - paid at maturity.

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.095%	3-Month USD-LIBOR	5/21/22	3-Month	USD	147,600,000	$40,246	$—	$40,246

[753983.TX]239

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/19 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investmen Grade Series 31 5-Year Index	(1.000)%	12/20/23	3-Month	0.629%	USD	5,100,000	$(92,750)	$(93,042)	$292
Markit CDX North America High Yield Series 31 5-Year Index	(5.000)%	12/20/23	3-Month	3.602%	USD	2,716,000	(179,799)	(166,084)	(13,715)
Markit CDX North America High Yield Series 32 5-Year Index	(5.000)%	6/20/24	3-Month	3.933%	USD	5,400,000	(299,696)	(396,630)	96,934

							$(572,245)	$(655,756)	$83,511

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2019, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $2,720,000 for open centrally cleared swap contracts.

At May 31, 2019, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $440,000 for open centrally cleared swap contracts.

[753983.TX]240

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 242-244 for definitions of ratings.

[753983.TX]241

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 98.0%
United States - 98.0%
179,794	American Beacon AHL Managed Futures Strategy Fund, Class Y	$1,921,995
110,582	BlackRock Event Driven Equity Fund, Institutional Class	1,063,795
128,824	BlackRock Global Long/Short Credit Fund, Institutional Class	1,276,647
65,320	Diamond Hill Long/Short Fund, Class I	1,672,842
125,306	Driehaus Event Driven Fund, Common Class	1,452,293
151,979	Eaton Vance Global Macro Absolute Return Advantage Fund, Class I	1,492,437
200,524	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	1,908,985
190,535	John Hancock Seaport Long/Short Fund, Class I	2,120,659
123,961	LoCorr Market Trend Fund, Class I*	1,270,596
117,565	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	1,279,106
159,360	Prudential QMA Long/Short Equity Fund, Class Z	1,883,640
116,499	Tortoise MLP & Pipeline Fund, Institutional Class	1,469,055
210,486	Western Asset Macro Opportunities Fund, Class I	2,349,025
	TOTAL INVESTMENTS - 98.0% (Cost - $20,947,980)	21,161,075

	Other Assets in Excess of Liabilities - 2.0%	437,351

	TOTAL NET ASSETS - 100.0%	$21,598,426

*	Non-income producing security.

At May 31, 2019, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Alternative Strategies Fund	$20,947,980	$336,777	$(123,682)	$213,095

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

[753983.TX]242

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

[753983.TX]243

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

[753983.TX]244

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

[753983.TX]245

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (formerly known as Consulting Group Capital Markets Funds) (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on

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foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details,

[753983.TX]247

indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

[753983.TX]248

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$128,761,432	$128,761,432	$—	$—
Consumer Discretionary	144,753,215	144,753,215	—	—
Consumer Staples	86,341,877	86,341,877	—	—
Energy	72,229,221	72,229,221	—	—
Financials	176,227,870	176,227,870	—	—
Health Care	235,516,993	235,516,993	—	—
Industrials	133,416,998	133,416,998	—	—
Information Technology	313,943,539	313,943,539	—	—
Materials	47,070,834	47,070,834	—	—
Real Estate	40,300,434	40,300,434	—	—
Utilities	32,097,096	32,097,096	—	—
Closed End Mutual Fund Security:
Financials	35,569,747	35,569,747	—	—
Short-Term Investments:
Money Market Fund	5,749,694	5,749,694	—	—
Time Deposits	33,736,329	—	33,736,329	—

Total Investments, at Value	$1,485,715,279	$1,451,978,950	$33,736,329	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(256,694)	$(256,694)	$—	$—

Total Other Financial Instruments - Liabilities	$(256,694)	$(256,694)	$—	$—

[753983.TX]249

	Total Fair Value at May 31, 2019		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$7,894,995		$7,894,995	$—	$—
Consumer Discretionary	29,631,650		29,631,650	—	—
Consumer Staples	9,658,352		9,658,352	—	—
Energy	8,876,758		8,876,758	—	—
Financials	54,834,442		54,834,442	—	—
Health Care	55,383,529		55,383,374	—	155
Industrials	65,926,009		65,926,009	—	—
Information Technology	74,094,212		74,094,212	—	—
Materials	18,817,160	*	18,816,666	—	494	*
Real Estate	26,254,909		26,254,909	—	—
Utilities	12,016,506		12,016,506	—	—
Preferred Stocks:
Financials	1,602,701		1,602,701	—	—
Utilities	891,713		891,713	—	—
Convertible Preferred Stocks:
Health Care	229,888		229,888	—	—
Utilities	2,035,748		2,035,748	—	—
Closed End Mutual Fund Securities:
Financials	1,360,710		1,360,710	—	—
Corporate Bond & Note	369,520		—	369,520	—
Short-Term Investments:
Money Market Fund	5,817,584		5,817,584	—	—
Time Deposits	11,323,634		—	11,323,634	—

Total Investments, at Value	$387,020,020	*	$375,326,217	$11,693,154	$649	*

Other Financial Instruments - Liabilities
Futures Contracts	$(130,706)		$(130,706)	$—	$—

Total Other Financial Instruments - Liabilities	$(130,706)		$(130,706)	$—	$—

[753983.TX]250

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$136,713,227	$93,294	$136,619,933	$—
Germany	101,776,707	—	101,776,707	—
Japan	260,035,370	—	260,035,370	—
Switzerland	133,052,428	—	133,052,428	—
United Kingdom	216,914,505	1,292,501	215,572,253	49,751
Other Countries**	451,810,281	85,402,542	366,407,739	—
Preferred Stocks:
Brazil	724,753	724,753	—	—
Germany	12,176,920	—	12,176,920	—
Right:
United Kingdom	8,888	—	8,888	—
Closed End Mutual Fund Security:
United States	2,160,364	2,160,364	—	—
Short-Term Investments:
Money Market Fund	21,089,363	21,089,363	—	—
Time Deposits	31,097,240	—	31,097,240	—

Total Investments, at Value	$1,367,560,046	$110,762,817	$1,256,747,478	$49,751

Other Financial Instruments - Liabilities
Futures Contracts	$(103,184)	$(103,184)	$—	$—
Forward Foreign Currency Contracts	(469)	—	(469)	—

Total Other Financial Instruments - Liabilities	$(103,653)	$(103,184)	$(469)	$—

[753983.TX]251

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$31,432,887	$31,432,887	$—		$—
China	123,021,327	34,895,214	88,125,853		260
India	53,142,798	6,786,782	46,356,016		—
Russia	29,838,734	21,172,983	8,665,751		—
South Africa	34,516,739	—	34,516,739		—
South Korea	46,933,192	—	46,933,192		—
Taiwan	30,138,188	—	30,138,188		—
Other Countries**	134,218,965	31,692,101	102,526,864		—
Preferred Stocks:
Brazil	7,551,073	7,551,073	—		—
Chile	132,010	132,010	—		—
Colombia	275,879	275,879	—		—
Russia	182,004	182,004	—		—
South Korea	2,181,901	—	2,181,901		—
Right:
China	2,838	—	2,838		—
Warrant:
Thailand	— *	—	—	*	—
Short-Term Investments:
Money Market Fund	5,459,427	5,459,427	—		—
Time Deposits	15,125,151	—	15,125,151		—

Total Investments, at Value	$514,153,113 *	$139,580,360	$374,572,493	*	$260

Other Financial Instruments - Liabilities
Futures Contract	$(90,630)	$(90,630)	$—		$—
Forward Foreign Currency Contracts	(56)	—	(56)		—

Total Other Financial Instruments - Liabilities	$(90,686)	$(90,630)	$(56)		$—

[753983.TX]252

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$329,535,791 *	$—	$329,535,791	$—	*
Mortgage-Backed Securities	307,025,891	—	307,025,891	—
U.S. Government Agencies & Obligations	277,645,539	—	277,645,539	—
Collateralized Mortgage Obligations	106,492,615	—	106,492,615	—
Sovereign Bonds	40,245,599	—	40,245,599	—
Asset-Backed Securities	16,413,474	—	16,413,474	—
Senior Loans	12,511,905	—	12,511,905	—
Municipal Bonds	4,081,794	—	4,081,794	—
Preferred Stock:
Financials	98,116	98,116	—	—
Purchased Options	602,042	372,813	229,229	—
Short-Term Investments:
Certificate of Deposit	3,200,000	—	3,200,000	—
Commercial Papers	11,110,604	—	11,110,604	—
Corporate Bond	966,785	—	966,785	—
Money Market Fund	1,127,115	1,127,115	—	—
Repurchase Agreement	28,000,000	—	28,000,000	—
Time Deposits	27,532,489	—	27,532,489	—
U.S. Government Agencies	3,851,882	—	3,851,882	—
U.S. Government Obligations	2,618,195	—	2,618,195	—

Total Investments, at Value	$1,173,059,836 *	$1,598,044	$1,171,461,792	$—	*

Other Financial Instruments - Assets
Futures Contracts	$3,191,995	$3,191,995	$—	$—
Forward Foreign Currency Contracts	193,365	—	193,365	—
OTC Interest Rate Swap	276,283	—	276,283	—
Centrally Cleared Interest Rate Swaps	564,340	—	564,340	—

Total Other Financial Instruments - Assets	$4,225,983	$3,191,995	$1,033,988	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(334,796)	$(334,796)	$—	$—
Futures Contracts	(2,214,627)	(2,214,627)	—	—
Forward Foreign Currency Contracts	(347,524)	—	(347,524)	—
Centrally Cleared Interest Rate Swaps	(2,097,655)	—	(2,097,655)	—
Centrally Cleared Credit Default Swap	(1,183)	—	(1,183)	—

Total Other Financial Instruments - Liabilities	$(4,995,785)	$(2,549,423)	$(2,446,362)	$—

[753983.TX]253

	Total Fair Value at May 31, 2019		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$46,053,276	*	$—	$46,053,276	$—	*
Senior Loans	3,487,550		—	3,487,550	—
Common Stocks:
Consumer Cyclical	2,087		—	2,087	—
Energy	562,990		254,582	295,861	12,547
Financials	5,191		—	—	5,191
Preferred Stocks:
Financials	130,118		130,118	—	—
Sovereign Bond	112,744		—	112,744	—
Short-Term Investments:
Money Market Fund	338,269		338,269	—	—
Time Deposits	2,113,070		—	2,113,070	—

Total Investments, at Value	$52,805,295	*	$722,969	$52,064,588	$17,738	*

[753983.TX]254

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
France	$7,524,665	$—	$7,524,665	$—
Japan	24,983,857	—	24,983,857	—
Spain	7,722,058	—	7,722,058	—
Other Countries**	23,779,256	—	23,779,256	—
Corporate Bonds & Notes:
United Kingdom	8,829,785	—	8,829,785	—
United States	9,767,089	—	9,767,089	—
Other Countries**	33,110,742 *	—	33,110,742 *	—
Mortgage-Backed Securities	21,676,126	—	21,676,126	—
Collateralized Mortgage Obligations	21,293,999	—	21,293,999	—
U.S. Government Obligations	11,727,520	—	11,727,520	—
Senior Loan	192,419	—	192,419	—
Asset-Backed Security	86,914	—	86,914	—
Municipal Bond	43,526	—	43,526	—
Short-Term Investments:
Repurchase Agreement	3,700,000	—	3,700,000	—
Sovereign Bonds	4,800,272	—	4,800,272	—
Time Deposits	3,040,729	—	3,040,729	—
Purchased Options	773	149	624	—

Total Investments, at Value	$182,279,730 *	$149	$182,279,581 *	$—

Other Financial Instruments - Asset
Futures Contracts	$828,356	$828,356	$—	$—
Forward Foreign Currency Contracts	1,737,487	—	1,737,487	—
OTC Interest Rate Swaps	19,996	—	19,996	—
Centrally Cleared Interest Rate Swaps	1,565,106	—	1,565,106	—
OTC Credit Default Swaps	16,482	—	16,482	—
Centrally Cleared Credit Default Swaps	767,588	—	767,588	—

Total Other Financial Instruments - Assets	$4,935,015	$828,356	$4,106,659	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(96,484)	$(25,187)	$(71,297)	$—
Reverse Repurchase Agreements	(12,629,341)	—	(12,629,341)	—
Futures Contracts	(256,900)	(256,900)	—	—
Forward Foreign Currency Contracts	(1,945,222)	—	(1,945,222)	—
OTC Total Return Swaps	(49,303)	—	(49,303)	—
OTC Interest Rate Swaps	(64)	—	(64)	—
Centrally Cleared Interest Rate Swaps	(2,517,762)	—	(2,517,762)	—
OTC Credit Default Swaps	(46,730)	—	(46,730)	—
Centrally Cleared Credit Default Swaps	(50,797)	—	(50,797)	—
OTC Cross-Currency Swaps	(547,090)	—	(547,090)	—

Total Other Financial Instruments - Liabilities	$(18,139,693)	$(282,087)	$(17,857,606)	$—

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$85,454,917	$—	$85,454,917	$—
Closed End Mutual Fund Security:
United States	3,397,387	3,397,387	—	—
Short-Term Investment:
Time Deposit	1,255,104	—	1,255,104	—

Total Investments, at Value	$90,107,408	$3,397,387	$86,710,021	$—

Other Financial Instruments - Liabilities
Futures Contract	$(25,781)	$(25,781)	$—	$—

Total Other Financial Instruments - Liabilities	$(25,781)	$(25,781)	$—	$—

[753983.TX]255

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$244,276,903	$—	$244,276,903	$—
Mortgage-Backed Securities	34,918,013	—	34,918,013	—
Sovereign Bonds	20,353,833	—	20,353,833	—
Collateralized Mortgage Obligations	19,958,835	—	19,958,835	—
Corporate Bonds & Notes	5,753,264	—	5,753,264	—
Asset-Backed Security	217,251	—	217,251	—
Purchased Options	797,614	222	797,392	—
Short-Term Investments:
Commercial Papers	1,297,206	—	1,297,206	—
Time Deposits	400,460	—	400,460	—

Total Investments, at Value	$327,973,379	$222	$327,973,157	$—

Other Financial Instruments - Assets
Futures Contracts	$211,522	$211,522	$—	$—
Forward Foreign Currency Contracts	380,604	—	380,604	—
Centrally Cleared Interest Rate Swaps	685,281	—	685,281	—
Centrally Cleared Inflation Rate Swaps	609,649	—	609,649	—
Centrally Cleared Credit Default Swaps	5,376	—	5,376	—

Total Other Financial Instruments - Assets	$1,892,432	$211,522	$1,680,910	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(888,166)	$(137,007)	$(751,159)	$—
Reverse Repurchase Agreements	(49,218,470)	—	(49,218,470)	—
Futures Contracts	(497,229)	(497,229)	—	—
Forward Foreign Currency Contracts	(228,894)	—	(228,894)	—
Centrally Cleared Interest Rate Swaps	(1,059,938)	—	(1,059,938)	—
Centrally Cleared Inflation Rate Swaps	(372,377)	—	(372,377)	—
OTC Credit Default Swaps	(7,724)	—	(7,724)	—
Centrally Cleared Credit Default Swaps	(134)	—	(134)	—

Total Other Financial Instruments - Liabilities	$(52,272,932)	$(634,236)	$(51,638,696)	$—

[753983.TX]256

	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$318,278,035	$—	$318,278,035	$—
Collateralized Mortgage Obligations	74,899,954	—	74,899,954	—
Mortgage-Backed Securities	39,931,450	—	39,931,450	—
U.S. Government Obligations	34,032,599	—	34,032,599	—
Asset-Backed Securities	33,559,290	—	33,559,290	—
Sovereign Bonds	7,598,459	—	7,598,459	—
Senior Loan	579,525	—	579,525	—
Short-Term Investments:
Commercial Papers	10,378,945	—	10,378,945	—
Corporate Bond	1,995,775	—	1,995,775	—
Time Deposits	1,592,867	—	1,592,867	—
U.S. Government Obligations	119,685,131	—	119,685,131	—

Total Investments, at Value	$642,532,030	$—	$642,532,030	$—

Other Financial Instruments - Assets
Futures Contracts	$1,171,811	$1,171,811	$—	$—
Forward Foreign Currency Contracts	674,424	—	674,424	—
Centrally Cleared Interest Rate Swaps	1,821,520	—	1,821,520	—
Centrally Cleared Credit Default Swaps	97,226	—	97,226	—

Total Other Financial Instruments - Assets	$3,764,981	$1,171,811	$2,593,170	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(1,381,529)	$(1,381,529)	$—	$—
Forward Foreign Currency Contracts	(233,706)	—	(233,706)	—
Centrally Cleared Interest Rate Swaps	(6,042,491)	—	(6,042,491)	—
Centrally Cleared Credit Default Swap	(13,715)	—	(13,715)	—

Total Other Financial Instruments - Liabilities	$(7,671,441)	$(1,381,529)	$(6,289,912)	$—

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	Total Fair Value at May 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$21,161,075	$21,161,075	$—	$—

Total Investments, at Value	$21,161,075	$21,161,075	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

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The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended May 31, 2019, Emerging Markets Equity Fund had a transfer from Level 1 to Level 2 of $839,855. High Yield Fund had a transfer from Level 1 to Level 2 of $122,369.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period March 1, 2019 through May 31, 2019:

	Total	Common Stocks	Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
Small-Mid Cap Equity Fund
Balance as of August 31, 2018	$2,177 *	$2,177 *	$—		$—	$—		$—
Total realized gain (loss)	—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	(1,785)	(1,785)	—		—	—		—
Purchases	257	257	—		—	—		—
(Sales)	—	—	—		—	—		—
Transfers In	—	—	—		—	—		—
(Transfers Out)	—		—		—	—		—

Balance as of May 31, 2019	$649 *	$649 *	$—		$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$(1,785)	$(1,785)	$—		$—	$—		$—

	Total	Common Stocks	Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
International Equity Fund
Balance as of August 31, 2018	$—	$—	$—		$—	$—		$—
Total realized gain (loss)	—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	(1,011)	(1,011)	—		—	—		—
Purchases	50,762	50,762	—		—	—		—
(Sales)	—	—	—		—	—		—
Transfers In	—	—	—		—	—		—
(Transfers Out)	—	—	—		—	—		—

Balance as of May 31, 2019	$49,751	$49,751	$—		$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$(1,011)	$(1,011)	$—		$—	$—		$—

	Total	Common Stocks	Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
Emerging Markets Equity Fund
Balance as of August 31, 2018	$4,194	$1,949 *	$—		$—	$2,245	*	$—	*
Total realized gain (loss)	—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	(3,934)	(1,689)	—		—	(2,245)		—
Purchases	—	—	—		—	—		—
(Sales)	—	—	—		—	—		—
Transfers In	—	—	—		—	—		—
(Transfers Out)	—	—	—		—	—		—

Balance as of May 31, 2019	$260	$260	$—		$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$(1,689)	$(1,689)	$—		$—	$—		$—

	Total	Common Stocks	Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
Core Fixed Income Fund
Balance as of August 31, 2018	$— *	$—	$—	*	$—	$—		$—
Total realized gain (loss)	—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	—	—	—		—	—		—
Purchases	—	—	—		—	—		—
(Sales)	—	—	—		—	—		—
Transfers In	—	—	—		—	—		—
(Transfers Out)	—	—	—		—	—		—

Balance as of May 31, 2019	$— *	$—	$—	*	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$—	$—	$—		$—	$—		$—

	Total	Common Stocks	Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Warrant
High Yield Fund
Balance as of August 31, 2018	$479,128 *	$273,891 *	$162,832	*	$42,405	$—		$—
Total realized gain (loss)	(201,743)	36,305	(8,492)		(229,556)	—		—
Accured discounts (premiums)	1,877	—	1,877		—	—		—
Change in unrealized appreciation (depreciation)	24,675	(167,119)	6,615		185,179	—		—
Purchases	9,214	—	5,825		3,389	—		—
(Sales)	(295,413)	(125,339)	(168,657)		(1,417)	—		—
Transfers In	—	—	—		—	—		—
(Transfers Out)	—	—	—		—	—		—

Balance as of May 31, 2019	$17,738 *	$17,738	$—	*	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2019	$12,816	$12,816	$—		$—	$—		$—

* Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts

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involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to

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manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the

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referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

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Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1(x).

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At May 31, 2019, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Cap Equity Fund	$5,541,971	$5,749,694
Small-Mid Cap Equity Fund	5,587,488	5,817,584
International Equity Fund	19,862,570	21,089,363
Emerging Markets Equity Fund	5,262,386	5,459,427
Core Fixed Income Fund	1,092,025	1,127,115
High Yield Fund	325,075	338,269

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that

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would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

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(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2018 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Offering costs. Offering costs are incurred in connection with launching of new funds. These offering costs are accounted for as deferred charges and are being amortized to expense over 12 months on a straight line basis.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases,

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the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. As of May 31, 2019, the Fund had no unfunded loan commitments.

(x) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at May 31, 2019 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 31, 2019 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 31, 2019.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at May 31, 2019 have been disclosed under respective schedules of investments.